As filed with the Securities and Exchange Commission on 03/30/2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2021

Date of reporting period: April 1, 2020 through September 30, 2020

Item 1. Reports to Stockholders.

1

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

SEMI-ANNUAL REPORT

September 30, 2020

GUIDEMARK® LARGE CAP CORE FUND

GUIDEMARK® EMERGING MARKETS FUND

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATH® GROWTH ALLOCATION FUND

GUIDEPATH® CONSERVATIVE ALLOCATION FUND

GUIDEPATH® TACTICAL ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND

GUIDEPATH® MANAGED FUTURES STRATEGY FUND

GUIDEPATH® CONSERVATIVE INCOME FUND

GUIDEPATH® INCOME FUND

GUIDEPATH® GROWTH AND INCOME FUND

Notice to Shareholders

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, these reports will be made available online.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. If you receive shareholder reports by mail, you will be sent a single-page document that includes the web address to access the full report with instructions to request a printed copy at no charge. You may elect to receive shareholder reports and other communications electronically from the Fund anytime by contacting your financial advisor or institution.

You may elect to receive all future shareholder reports in paper free of charge. If you’d like to continue to receive a paper copy of the full report, visit www.fundreports.com any time prior to January 1, 2021. Your election will apply to all funds held in your account.

[Date]

Dear Shareholder:

Enclosed is the Semi-Annual Report for the GuideMark® and GuidePath® Funds covering the period from April 1, 2020 to September 30, 2020.

Market Review

The six-month period ended September 30, 2020 saw a historically fast recovery from a market downturn, taking only 126 days to recoup the losses of the bear market that occurred from February 19 through March 23.1 Central bank and government monetary and fiscal policy responses to the economic impacts of the global coronavirus pandemic were larger and quicker than previous economic stimulus measures. For the six-month period, the US equity markets had an impressive return of 31.3%, resulting in the largest six month gain since 2009.2 International equities also saw strong returns for the period, with developed markets returning 20.7% and emerging markets returning 29.7%.3

Within the US equity markets, outperformance was driven by a handful of stocks. The group of companies that has been coined ‘FANAMA’ – Facebook, Amazon, Netflix, Apple, Microsoft and Alphabet (Google’s parent company) – comprised over 20% of the S&P 500® Index (the “S&P 500”) and contributed over 30% to the return during the 6-month period.4 In fact, the concentration in performance drivers of the S&P 500 was primarily attributable to the outperformance of the three largest stocks in the index – Apple, Amazon and Microsoft – which represent 16% of the index and were responsible for 26% of its return over the 6-month period.5 These three companies benefited from the new living environment that has emerged as a result of the pandemic: working from home, virtual family get togethers, home schooling and online-shopping.

At the sector level, there was a large divergence in returns for the period. The consumer discretionary, technology, and materials sectors saw returns of over 40% for the six-month period while the energy and utilities sectors saw returns in the single digits.6 The dispersion in returns across sectors led to a gap in performance between growth and value stocks.7 Over the six-month period, the difference between large-cap growth and large-cap value stocks was 22.5%. Given their value bias, dividend-oriented companies saw a weaker return compared to the broad market, up 17.9% for the six-month period.8 One surprise in the recovery has been the trailing returns of small-cap stocks, which were up 25.8% for the six months, trailing large-cap stocks by 5.5%.9 The unique market environment during the reporting period including unprecedented business closures and social distancing public health protocols that have persisted since the second quarter of 2020 has focused the attention of smaller cap companies on survival, rather than growth, creating a disadvantage as compared to mega-cap, cash-rich companies.

Over the six-month period, real estate investment trusts (“REITs”) and commodities saw similar returns around 14.6%, but the journey getting there was quite different.10 REITs saw stronger returns in the second quarter of 2020 as retail rebounded from its lows, while commodities rallied strongly in the third quarter11. Broad-based gains were seen in commodities over the six-month period; however, it was precious metals that saw strongest returns, specifically silver, which was up over 25% in the third quarter.12

The bond markets also saw positive returns for the six-month period. The broad US bond market returned 3.5% for the six-month period, trailing the international markets at 7.7% and the emerging markets at 12.6%.13 A weakening US dollar helped lift international returns as dollar-hedged international bonds actually trailed the broad US bond market at 2.5%.14

Within the US bond markets, the higher-risk credit sectors saw strongest returns. High-yield corporate bonds were up 15.2% for the six months and investment-grade corporate bonds were up 10.7% for the period, both benefiting from the Federal Reserve’s asset buying program.15 Despite relatively stable inflation, Treasury Inflation Protection Securities were up 7.4%.16 Conversely, the more stable government related sectors of mortgage-backed securities and Treasuries gained only 0.8% and 0.7% respectively over the six-month period.17

[1]	Market returns represented by S&P 500® Index

[2]	US equities represented by S&P 500® Index.

[3]	International developed markets represented by the MSCI EAFE Index; emerging markets represented by MSCI Emerging Markets Index.

[4]	Source: Standard & Poor’s, Factset, AssetMark.

[5]	Source: Standard & Poor’s, Factset, AssetMark.

[6]

Consumer discretionary sector represented by S&P 500® Consumer Discretionary (Sector) Index; technology sector represented by S&P 500® Information Technology (Sector) Index; materials sector represented by S&P 500® Materials (Sector) Index; energy sector represented by S&P 500® Energy (Sector) Index; utilities sector represented by S&P 500® Utilities (Sector) Index.

[7]	Large-cap growth stocks represented by S&P 500® Growth Index; large-cap value stocks represented by S&P 500® Value Index.

[8]	Dividend companies represented by MSCI USA High Dividend Yield Index.

[9]	US small cap equities represented by S&P 600® Index, US large cap represented by S&P 500® Index.

[10]	REITS represented by FTSE NAREIT All Equity REITS.

[11]	Commodities represented by Bloomberg Commodity Index.

[12]	Silver represented by Bloomberg Silver Sub-index.

[13]	US bonds represented by Bloomberg Barclays US Aggregate Bond Index; international bonds represented by Bloomberg Barclays Global Aggregate Index.

[14]

Emerging markets bonds represented by Bloomberg Barclays Emerging Markets Hard Currency Aggregate Index; international dollar-hedged bonds represented by Bloomberg Barclays Global Aggregate ex-USD Currency Hedged Index.

[15]	High-yield corporate bonds represented by Bloomberg Barclays US Corporate High Yield Bond Index; investment grade bonds represented by Bloomberg Barclays US Corporate Bond Index.

[16]	Treasury Inflation Protected Securities (TIPS) represented by Bloomberg Barclays US TIPS Index.

[17]	Mortgage backed securities (MBS) represented by Bloomberg Barclays US MBS Index; US Treasuries represented by Bloomberg Barclays US Treasury Index.

Fund Review

Looking across the fund family, 12 of the 17 funds outperformed their benchmarks over the six-month period.

Most of the GuideMark® funds outperformed their respective benchmarks during the reporting period. Only two funds trailed their benchmarks. The GuideMark® Large Cap Core Fund, GuideMark®  Small/Mid Cap Core Fund and GuideMark® World ex-US Fund all outperformed helped by the quality and momentum factors. The GuideMark® Emerging Markets Fund trailed its benchmark for the period as a result of the value factor. The GuideMark® Core Fixed Income Fund and GuideMark® Tax Exempt Fixed Income Fund both benefited from the active credit selection, resulting in outperformance of their respective benchmarks for the period. The GuideMark® Opportunistic Fixed Income Fund’s significant underweight exposure to Treasuries and shorter duration as well as the Fund’s overweight exposure to foreign bonds relative to its benchmark detracted from the Fund’s returns for the period, resulting in the Fund’s relative underperformance for the period.

Most of the GuidePath® allocation funds also outperformed their respective benchmarks, with only one fund underperforming for the six-month period. The six funds that outperformed were generally driven by exposure to higher-risk assets which rebounded and rallied from the market bottom. GuidePath® Growth Allocation Fund titled towards larger cap growth while the GuidePath® Conservative Allocation Fund, GuidePath® Flexible Income Fund and GuidePath® Absolute Return Fund all benefited from exposure to credit, especially high-yield, investment-grade and emerging markets. The GuidePath® Tactical Allocation Fund benefited from having higher equity exposure than the benchmark. The GuidePath® Managed Futures Strategy Fund uses derivatives to implement its investment strategy, specifically index futures contracts. Long futures positioning within bonds and equities benefitted the GuidePath® Managed Futures Strategy Fund’s returns during the period. The GuidePath® Multi-Asset Income Allocation Fund was the only fund that trailed its benchmark for the period, due to a larger allocation to government-related securities that underperformed credit-based securities.

Of the three GuidePath® income focused funds, only the GuidePath® Conservative Income Fund outperformed its benchmark, as exposure to investment-grade credit and Treasury inflation-linked securities lifted returns. The slower re-risking of exposures within the GuidePath® Income Fund and GuidePath® Growth and Income Fund during the market rally led to the lower relative returns for the period.

Looking Ahead

In our opinion, we may be entering a fundamentally different investment environment where the old investment frameworks and rules-of-thumb will no longer be adequate. The low absolute-level of interest rates, while stimulative for the economy, poses a challenge to bond investors. An important implication of the current low-rate environment is that bonds will likely be of limited value to hedge recession risk. Another implication is that it will be more challenging to achieve financial goals within an investor’s specific tolerance for risk. In contrast to today, where investors may be guided by their tolerance for withstanding short-term market losses, investors will need to thoughtfully balance their risk preferences with the minimum level of risk required to enable them to achieve their financial goals, based on more current and realistic asset class return assumptions.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

All index returns are sourced from Morningstar and Bloomberg. It is not possible to invest directly in any index.

Past performance is no guarantee of future results.

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

The prospectus includes additional information about the GuideMark® and GuidePath® Funds including investment objectives, risk factors, fees and charges as well as other important information that should be carefully read and considered before investing. You may obtain a prospectus by contacting your registered representative.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The Principal Underwriter for the GuideMark® and GuidePath® Funds is AssetMark Brokerage™, LLC, a member of the Financial Industry Regulatory Authority, Inc. AssetMark Brokerage™, LLC is an affiliate of AssetMark, Inc. and shares its address. ©2020 AssetMark, Inc. All rights reserved.

Investment Terms

Market Capitalization or Market Cap refers to the total value of an issuer’s shares of stock. It is calculated by multiplying the price of a stock by its total number of outstanding shares.

Small Cap stocks generally refer to shares of companies with a market-cap of between $300 million and $2 billion.

Large Cap stocks generally refer to shares of companies with a market-cap of $10 billion and greater.

Mega Cap stocks generally refer to shares of companies with valuations well above the rest of the market, generally $200 billion and greater.

Investment Factors:

Value refers to how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow.

Momentum refers to whether a company’s share price is trending up or down.

Quality refers to profitability.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Inflation is the measure of average prices of a ‘basket’ of consumer goods over time.

Risk refers to the price volatility of an investment, and typically refers to equities or credit-based investments. “Risking” or “de-risking” a portfolio refers to increasing or decreasing the amount of these assets.

Index Definitions

Bloomberg Barclays US Aggregate Bond Index is a broad-based index that measures the investment-grade, US dollar-denominated, fixed rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays US Corporate High Yield Bond Index measures the US dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays’ emerging market country definition, are excluded.

Bloomberg Barclays US Corporate Bond Index measures the performance of the investment-grade, fixed-rate, taxable corporate bond market. It includes US dollar-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

Bloomberg Barclays US MBS Index tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual “to-be-announced” deliverable mortgage-backed security pools into aggregates or generics based on program, coupon and vintage.

Bloomberg Barclays US TIPS Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market. Federal Reserve holdings of US TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index.

Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint.

Bloomberg Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays Emerging Markets Hard Currency Aggregate Index is a hard currency emerging markets debt benchmark that includes US dollar-denominated debt from sovereign, quasi-sovereign and corporate emerging markets issuers.

Bloomberg Barclays Global Aggregate ex-USD Currency Hedged Index is a measure of global investment-grade debt from 24 local currency markets. This multi-currency index includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. It excludes bonds issued in US dollars. The index reduces currency exposure by hedging local currencies to the US dollar.

Bloomberg Silver Sub-index is a commodity group subindex of the Bloomberg Commodity Index composed of futures contracts on silver. It reflects the return of underlying commodity futures price movements only and is quoted in US dollars.

Bloomberg Commodity Index is calculated on an excess return basis and reflects commodity futures price movements.

FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of US equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

MSCI EAFE (Europe, Australasia, Far East) Index is an equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the US and Canada.

MSCI Emerging Markets Index captures large and mid cap representation across twenty-six emerging markets countries.

MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

S&P 500® Index focuses on the large-cap segment of the US equity market. It includes 500 leading companies in leading industries of the US economy, capturing approximately 75% coverage of US equities.

S&P 500® Energy (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® energy sector.

S&P 500® Information Technology (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® information technology sector.

S&P 500® Materials (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® materials sector.

S&P 500® Utilities (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® utilities sector.

S&P 500® Consumer Discretionary (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® consumer discretionary sector.

S&P 500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. Constituents are drawn from the S&P 500® Index.

S&P 500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 500® Index.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® INDEX – The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. As of May 08, 2020, the market capitalization of the companies in the Russell 1000® Index ranged from $1.8 billion to $1.4 trillion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Large Cap Core Fund
Service Shares	15.34%	11.35%	11.61%	5.29%
Institutional Shares	16.02%	11.98%	N/A	10.50%
Russell 1000® Index	16.01%	14.09%	13.76%	7.75	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Index is from the inception date of the Service Shares. The Russell 1000® Index return from the inception date of the Institutional Shares is 12.30%.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 35.40%, outperforming the Russell 1000® Index at 33.36%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Quality and momentum provided positive returns while value detracted from the Fund’s relative returns during the period.

•	As markets faced an extreme level of uncertainty regarding the future path of economic growth, high quality stocks with higher profits generally outperformed during the period.

•	Value stocks, which tend to have lower price to earnings ratios, high dividends and are generally considered to be trading below fair value, underperformed on a global basis during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	5.91%
2	Microsoft Corp.	5.07%
3	Amazon.com, Inc.	4.08%
4	Vanguard S&P 500 ETF	3.21%
5	Facebook, Inc. – Class A	1.95%
6	Alphabet, Inc. – Class C	1.31%
7	Alphabet, Inc. – Class A	1.31%
8	Johnson & Johnson	1.25%
9	UnitedHealth Group, Inc.	0.94%
10	NVIDIA Corp.	0.91%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI EMERGING MARKETS INDEX – The MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Emerging Markets Fund
Service Shares	6.85%	6.96%	9.11%	4.58%
Institutional Shares(2)	7.49%	7.15%	N/A	8.05%
MSCI Emerging Markets Index	10.91%	9.37%	2.87%	9.41	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(3)

The return shown for the MSCI Emerging Markets Index is from the inception date of the Service Shares. The MSCI Emerging Markets Index return from the inception date of the Institutional Shares is 1.71%.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 28.97%, slightly underperforming the MSCI Emerging Markets Index at 29.65%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Momentum contributed positively to relative returns while value and quality detracted from the Fund’s relative returns during the period.

•	Momentum stocks outperformed during the period as companies that had been doing well before the pandemic generally continued to exhibit strength.

•	Value stocks, which tend to have lower price to earnings ratios, high dividends and are generally considered to be trading below fair value, underperformed on a global basis during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Alibaba Group Holding, Ltd. – ADR	7.84%
2	Tencent Holdings Ltd.	5.62%
3	Taiwan Semiconductor Manufacturing Co., Ltd.	5.59%
4	KraneShares Bosera MSCI China ETF – Class A	4.93%
5	Samsung Electronics Co., Ltd.	3.61%
6	iShares Core MSCI Emerging Markets ETF	2.30%
7	iShares MSCI Saudi Arabia ETF	2.00%
8	Meituan Dianping	1.09%
9	Infosys Ltd.	0.93%
10	Reliance Industries Ltd.	0.78%

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. As of May 10, 2020, the market capitalization of the companies in the Russell 2500TM Index ranged from $95 million to $11.5 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Small/Mid Cap Core Fund
Service Shares	3.82%	7.51%	9.76%	6.85%
Russell 2500TM Index	2.22%	8.97%	10.81%	8.24%

(1)	Inception date is 6/29/01.

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 36.66%, outperforming the Russell 2500™ Index at 34.01%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Quality and momentum provided positive returns while value detracted from the Fund’s relative returns during the period.

•	As markets faced an extreme level of uncertainty regarding the future path of economic growth, high quality stocks with higher profits generally outperformed during the period.

•	Value stocks, which tend to have lower price to earnings ratios, high dividends and are generally considered to be trading below fair value, underperformed on a global basis during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Extended Market ETF	3.36%
2	Horizon Therapeutics Plc	0.39%
3	Pool Corp.	0.36%
4	Owens & Minor, Inc.	0.34%
5	Monolithic Power Systems, Inc.	0.31%
6	Amedisys, Inc.	0.31%
7	Teradyne, Inc.	0.29%
8	Boston Beer Co., Inc. – Class A	0.27%
9	Molina Healthcare, Inc.	0.27%
10	Enphase Energy, Inc.	0.27%

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD EX-USA INDEX – The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 developed markets countries excluding the U.S. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® World ex-US Fund
Service Shares	2.18%	4.96%	2.96%	2.56%
Institutional Shares(2)	2.77%	5.74%	N/A	2.47%
MSCI World ex-USA Index	0.63%	5.86%	4.88%	5.31	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

During the period August 3, 2017 through September 5, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(3)	The return shown for the MSCI World ex-USA Index is from the inception date of the Service Shares. The MSCI World ex-USA Index return from the inception date of the Institutional Shares is 3.40%.

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 23.65%, outperforming the MSCI World ex-USA Index at 21.34%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Quality and momentum provided positive returns while value detracted from the Fund’s relative returns during the period.

•	As markets faced an extreme level of uncertainty regarding the future path of economic growth, high quality stocks with higher profits generally outperformed during the period.

•	Value stocks, which tend to have lower price to earnings ratios, high dividends and are generally considered to be trading below fair value, underperformed on a global basis during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE ETF	2.56%
2	Nestle SA	2.03%
3	Roche Holdings AG	1.76%
4	Novartis AG	1.17%
5	LVMH Moet Hennessy Louis Vuitton SE	0.84%
6	AstraZeneca PLC	0.80%
7	Novo Nordisk AS – Series B	0.79%
8	GlaxoSmithKline PLC	0.70%
9	ASML Holding NV	0.68%
10	Sanofi-Aventis SA	0.65%

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Core Fixed Income Fund
Service Shares	7.46%	3.70%	2.97%	4.04%
Bloomberg Barclays U.S. Aggregate Bond Index	6.98%	4.18%	3.64%	4.79%

(1)	Inception date is 6/29/01.

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 5.32%, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 3.53%.

•	An overweight allocation to and security selection within investment grade credit was a driver of the Fund’s relative outperformance over the period.

•

Exposure to securitized sectors, including collateralized loan obligations (“CLOs”) and agency, non-agency and commercial mortgage- backed securities (“MBS”), contributed favorably to the Fund’s returns for the period.

•	Duration positioning had a neutral effect on the Fund’s returns over the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude certain derivative instruments, such as futures, swaps and options written.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 1.375%, 08/31/2023	5.55%
2	U.S. Treasury Note, 2.875%, 07/31/2025	5.32%
3	Federal National Mortgage Association, 2.000%, 03/25/2050	4.40%
4	Federal National Mortgage Assocation, 2.000%, 04/25/2050	4.31%
5	Federal National Mortgage Association, 2.000%, 04/25/2035	2.17%
6	Federal National Mortgage Association, 3.500%, 10/01/2040	2.06%
7	U.S. Treasury Bond, 2.500%, 05/15/2046	1.91%
8	U.S. Treasury Bond, 6.875%, 08/15/2025	1.85%
9	U.S. Treasury Bond, 3.750%, 11/15/2043	1.78%
10	U.S. Treasury Note, 2.875%, 05/31/2025	1.60%

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX – The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Tax-Exempt Fixed Income Fund
Service Shares	2.22%	2.82%	3.02%	3.43%
Bloomberg Barclays Municipal Bond Index	4.09%	3.84%	3.99%	4.66%

(1)	Inception date is 6/29/01.

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 4.90%, outperforming the Bloomberg Barclays Municipal Bond Index at 3.99%.

•	An overweight allocation to lower credit qualities relative to the benchmark, including tobacco bonds, benefited Fund returns during the period.

•	The Fund’s overweight exposure to the longer end of the yield curve, specifically longer than 20 years, added to returns for the period.

•	Exposure to the shorter end of the yield curve modestly detracted from Fund performance as did an underweight exposure to single A rated securities.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond, 5.500%, 10/15/2027	2.94%
2	Wisconsin, Series 2, Unrefunded, GO, 5.000%, 05/01/2025	2.32%
3	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	2.28%
4	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	2.01%
5	Virginia College Building Educational Facilities Authority, Revenue Bond, 5.750%, 01/01/2034	2.00%
6	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond, 4.750%, 07/01/2053	1.86%
7	M-S-R Energy Authority, Revenue Bond, 6.500%, 11/01/2039	1.74%
8	Atlanta Water & Wastewater, Refunding, Revenue Bond, 5.000%, 11/01/2040	1.56%
9	Mississippi Business Finance Corp., Series H, Revenue Bond, 0.100%, 11/01/2035	1.54%
10	Public Authority for Colorado Energy, Revenue Bond, 6.500%, 11/15/2038	1.54%

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS MULTIVERSE INDEX – The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuideMark® Opportunistic Fixed Income Fund
Service Shares	-2.07%	1.36%	1.31%
Institutional Shares	-9.19%	0.51%	1.04%
Bloomberg Barclays Multiverse Index	5.99%	4.08%	2.67	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Bloomberg Barclays Multiverse Index is from the inception date of the Service Shares. The Bloomberg Barclays Multiverse Index return from the inception date of the Institutional Shares is 2.32%.

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 1.72%, underperforming the Bloomberg Barclays Multiverse Index at 6.49%.

•

A more value-oriented positioning within credit and a significantly underweight exposure to US interest rates as compared to the Fund’s benchmark were the biggest drivers of the Fund’s relative underperformance.

•

Significantly underweight exposure to longer dated US Treasury bonds was a large driver of the Fund’s weaker relative returns as long bonds moved higher with the flight to safety in light of growing market uncertainty.

•

Underweight exposure to investment grade and high yield corporate credit in favor of securitized credit, as well as exposures to sovereign bonds and a basket of emerging market currencies dampened the Fund’s relative performance for the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as forward currency contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 1.750%, 12/31/2024	6.62%
2	U.S. Treasury Note, 2.125%, 05/31/2021	2.93%
3	Mexican Bonos, 7.250%, 12/9/2021	2.37%
4	Mexican Bonos, 6.500%, 06/09/2022	2.25%
5	Mexican Bonos, 8.000%, 12/07/2023	2.12%
6	Federal National Mortgage Association, 3.250%, 07/25/2043	1.88%
7	ACE Securities Corp. Home Equity Loan Trust, 0.518%, 02/25/2037	1.68%
8	Indonesia Treasury Bond, 8.250%, 7/15/2021	1.65%
9	Federal Home Loan Mortgage Corp., 2.000%, 07/01/2050	1.54%
10	Verus Securitization Trust, 3.291%, 05/25/2065	1.51%

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK AGGRESSIVE INDEX – The S&P® Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Growth Allocation Fund
Service Shares	13.53%	9.16%	6.14%
Institutional Shares	14.22%	9.81%	8.22%
S&P® Target Risk Aggressive Index	8.47%	9.30%	7.88	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Aggressive Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Aggressive Index average annual return from the inception date of the Institutional Shares is 8.74%.

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 30.97%, outperforming the S&P® Target Risk Aggressive Index at 23.25%.

•	Performance benefited from exposure to growth stocks across the capitalization structure as growth was heavily favored over value during the period.

•

Exposure to international small cap equities and emerging market equities also benefitted Fund performance during the period, as global economies started to reopen and investor risk appetites returned.

•

Exposure to global real estate investment trusts (REITs) dampened returns as measures to contain the ongoing coronavirus pandemic raised concerns of negative impacts to shopping malls and office buildings.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	17.98%
2	Vanguard FTSE Developed Markets ETF	10.78%
3	Schwab U.S. Large-Cap ETF	6.44%
4	Schwab U.S. Large-Cap Growth ETF	6.43%
5	Vanguard Russell 1000 Growth ETF	6.41%
6	American Funds – The Growth Fund of America – Class F3	6.31%
7	AMCAP Fund – Class F3	6.12%
8	iShares Core MSCI Emerging Markets ETF	5.10%
9	iShares Core S&P Small-Cap ETF	5.09%
10	American Funds – Fundamental Investors – Class F3	4.93%

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK CONSERVATIVE INDEX – The S&P® Target Risk Conservative Index seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Conservative Allocation Fund
Service Shares	5.24%	5.05%	4.18%
Institutional Shares	5.88%	5.70%	5.45%
S&P® Target Risk Conservative Index	7.37%	6.44%	5.20	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Conservative Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Conservative Index average annual return from the inception date of the Institutional Shares is 5.21%.

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 13.43%, outperforming the S&P® Target Risk Conservative Index at 11.39%.

•

Returns were boosted by the Fund’s high yield bond exposure which benefitted from the Federal Reserve’s asset purchase program and investor demand for riskier fixed income securities. Investment grade corporate bonds also added to the Fund’s performance during the period.

•	US large cap and emerging market equity exposure benefitted returns as global economies reopened and the economic outlook brightened.

•	Exposure to MBS and to US Treasuries across the curve hurt performance as the Federal Reserve signaled lower interest rates are expected to persist for longer than anticipated.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	8.78%
2	iShares Core Growth Allocation ETF	6.43%
3	American Funds – The Income Fund of America – Class F3	6.16%
4	American Funds – Capital Income Builder – Class F3	6.15%
5	Vanguard S&P 500 ETF	5.25%
6	iShares Core Aggressive Allocation ETF	4.96%
7	Vanguard FTSE Developed Markets ETF	3.99%
8	American Funds – High-Income Trust – Class F3	3.75%
9	American Funds – Mutual Fund – Class F3	3.68%
10	Vanguard High Dividend Yield ETF	3.64%

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® DAILY RISK CONTROL 10% INDEX – The S&P 500® Daily Risk Control 10% Index represents a portfolio of the S&P 500® Low Volatility Index plus an interest accruing cash component. The index is dynamically rebalanced to target a 10% level of volatility. Volatility is calculated as a function of historical returns.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Tactical Allocation Fund
Service Shares	0.05%	5.56%	3.59%
Institutional Shares	0.64%	6.18%	5.09%
S&P 500® Daily Risk Control 10% Index	5.31%	9.98%	7.55	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P 500® Daily Risk Control 10% Index is annualized from the inception date of the Service Shares. The S&P 500® Daily Risk Control 10% Index average annual return from the inception date of the Institutional Shares is 8.89%.

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 8.00%, outperforming the S&P 500® Daily Risk Control 10% Index at 6.18%.

•

Higher total equity positioning relative to the benchmark during the period contributed positively to the Fund’s performance. The quick rise in equity markets led to a faster increase in the Fund’s equity exposure as compared to its benchmark.

•

Technology sector positioning added to the Fund’s returns due to the relative advantages of cash-rich, mega-cap companies during the prolonged remote work and “shelter in place” environment. Residential homebuilder industry exposure contributed to Fund gains as a result of strong housing demand amidst a low interest rate environment.

•	Exposure to the insurance industry detracted from the Fund’s performance. A small position in the energy sector was a headwind as energy was the worst performing sector for the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	4.20%
2	Kroger Co.	3.93%
3	Skyworks Solutions, Inc.	3.56%
4	Bio-Rad Laboratories, Inc.	3.22%
5	Consolidated Edison, Inc.	2.82%
6	CVS Health Corp.	2.67%
7	Cadence Design Systems, Inc.	2.63%
8	Biogen, Inc.	2.62%
9	Lennar Corp.	2.55%
10	AT&T, Inc.	2.46%

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Absolute Return Allocation Fund
Service Shares	2.17%	4.00%	2.59%
Institutional Shares	2.80%	4.62%	3.34%
FTSE 3-Month Treasury Bill Index	1.02%	1.16%	0.63	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the FTSE 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The FTSE 3-Month Treasury Bill Index average annual return from the inception date of the Institutional Shares is 0.73%.

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 6.17%, outperforming the FTSE 3-Month Treasury Bill Index at 0.17%.

•	Exposure to investment grade corporate bonds, low duration bonds and emerging market government bonds helped drive the Fund’s relative outperformance during the period.

•	Returns from a small exposure to global equities benefitted returns as global economies reopened and the economic outlook brightened.

•	Exposure to MBS and to US Treasuries across the yield curve hurt performance as the Federal Reserve signaled lower interest rates are expected to persist for longer than anticipated.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	23.75%
2	DoubleLine Total Return Bond Fund – Institutional Shares	10.42%
3	BlackRock Low Duration Bond Portfolio – Institutional Shares	8.49%
4	DoubleLine Low Duration Bond Fund – Institutional Shares	8.49%
5	DoubleLine Flexible Income Fund – Institutional Shares	7.49%
6	Schwab Short-Term U.S. Treasury ETF	7.49%
7	ProShares Investment Grade-Interest Rate Hedged ETF	6.96%
8	iShares iBoxx $ Investment Grade Corporate Bond ETF	6.35%
9	Vanguard Intermediate-Term Corporate Bond ETF	4.97%
10	Doubleline Shiller Enhanced CAPE – Institutional Shares	2.77%

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MORNINGSTAR MULTI-ASSET HIGH INCOME INDEX – The Morningstar Multi-Asset High Income Index is a broadly diversified index that seeks to deliver high current income while maintaining long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Years	Since Inception(1)
GuidePath® Multi-Asset Income Allocation Fund
Service Shares	-5.06%	3.73%	3.47%
Morningstar Multi-Asset High Income Index	-4.33%	4.46%	3.40%

(1)	Inception date is 8/31/12.

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 12.51%, underperforming the Morningstar Multi-Asset High Income Index at 15.80%.

•	Exposure to MBS and to US Treasuries across the yield curve hurt performance as the Federal Reserve signaled lower interest rates are expected to persist for longer than anticipated.

•

Positioning in emerging market, dividend-oriented equity securities detracted from the Fund’s relative returns. A small exposure to the utilities sector also detracted from returns, as utilities was the second worst performing sector during the period.

•

Returns were boosted by the Fund’s high yield bond exposure which benefitted from the Federal Reserve’s asset purchase program and investors seeking riskier fixed income securities. Investment grade corporate bonds and floating rate notes also added to the Fund’s performance during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Emerging Markets Dividend ETF	6.06%
2	iShares 0-5 Year High Yield Corporate Bond ETF	5.97%
3	Vanguard Mortgage-Backed Securities ETF	5.64%
4	Vanguard High-Yield Corporate Fund	5.14%
5	Vanguard Long-Term Treasury ETF	5.11%
6	Schwab U.S. Dividend Equity ETF	5.10%
7	Vanguard High Dividend Yield ETF	5.09%
8	Loomis Sayles Global Allocation Fund	5.09%
9	WisdomTree U.S. Large Cap Dividend Fund	4.96%
10	iShares Select Dividend ETF	4.78%

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Years	Since Inception(1)
GuidePath® Flexible Income Allocation Fund
Service Shares	12.33%	4.65%	2.88%
Institutional Shares	13.02%	5.44%	3.59%
Bloomberg Barclays U.S. Aggregate Bond Index	6.98%	4.18%	3.23	%(2)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Service Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Institutional Shares is 3.29%.

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned 11.25%, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 3.53%.

•	Tactically positioning into high yield during the first half of the period yielded strong returns and was the primary driver of outperformance relative to the benchmark.

•	A small allocation to equity, specifically technology industries aided returns as the technology sector was among the performance leaders during the period.

•	Exposure to US Treasuries across the curve dampened performance as the Federal Reserve signaled lower interest rates are expected to persist for longer than anticipated.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	BlackRock High Yield Portfolio – Institutional Shares	13.36%
2	Schwab U.S. TIPs ETF	10.13%
3	Xtrackers USD High Yield Corporate Bond ETF	8.07%
4	Vanguard High-Yield Corporate Fund	7.12%
5	Schwab Short-Term U.S. Treasury ETF	6.79%
6	SPDR Portfolio Aggregate Bond ETF	6.63%
7	iShares Convertible Bond ETF	5.09%
8	Vanguard Emerging Markets Government Bond ETF	4.90%
9	SPDR Bloomberg Barclays High Yield Bond ETF	4.70%
10	iShares iBoxx $ Investment Grade Corporate Bond ETF	4.59%

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on January 19, 2016 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

SG TREND INDEX – The SG Trend Index is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space. Managers must meet the following criteria: must be open to new investment, must report returns on a daily basis, must be an industry recognized trend follower as determined at the discretion of the SG Index Committee, and must exhibit significant correlation to trend following peers and the SG Trend Indicator. Currently, one of the ten managers whose performance is tracked by the index is AlphaSimplex Group LLC, sub-advisor to the GuidePath® Managed Futures Strategy Fund.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Managed Futures Strategy Fund
Service Shares	1.80%	-2.08%
Institutional Shares	2.39%	-1.50%
FTSE 3-Month Treasury Bill Index	1.02%	1.23%
SG Trend Index	-5.73%	-2.32%

(1)	Inception date is 1/19/16 for Service Shares and Institutional Shares.

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund’s Service Shares returned -1.41%, outperforming the SG Trend Index at -4.23%.

•

Gains within the Fund’s currency and fixed income allocations were the largest tailwinds for returns during the period. Headwinds were driven by losses within commodities, while the Fund’s equity allocation marginally impacted performance.

•	Fixed income gains were primarily driven by long positions to long duration global fixed income securities. A net long position to the US dollar was the largest tailwind within currencies.

•

Commodity losses were primarily driven by short energy sector exposure during the second quarter. Equity positioning marginally impacted returns as losses from short positions during the second quarter were offset by gains from long positions to global equity markets in the third quarter.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as futures and forward currency contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
The GuidePath® Managed Futures Strategy Fund did not hold any long term investments as of September 30, 2020.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. 1-3 YEAR TREASURY BOND INDEX – The Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Conservative Income Fund
Shares	-0.03%	1.08%
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	3.64%	3.56%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund returned 0.41%, outperforming the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index at 0.34%.

•	Exposure to investment grade credit and inflation-linked bonds boosted the Fund’s relative returns as the global economy and risk assets rebounded from a tumultuous first quarter.

•

A target allocation of 50% to cash equivalents dampened relative returns, as the Federal Reserve lowered short-term rates to near zero and signaled the intention to keep them there for longer than anticipated.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares 0-5 Year Investment Grade Corporate Bond ETF	26.12%
2	iShares 0-5 Year TIPS Bond ETF	10.41%
3	Schwab Short-Term U.S. Treasury ETF	10.36%
4	SPDR Barclays Investment Grade Floating Rate ETF	5.21%

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Income Fund
Shares	0.12%	2.42%
Bloomberg Barclays U.S. Aggregate Bond Index	6.98%	7.35%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund returned 2.52%, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 3.53%.

•	Exposure to US Treasuries detracted from the Fund’s relative returns as credit recovered from the first quarter’s steep drop.

•	Exposure to investment grade credit and higher yielding emerging market debt boosted relative returns as the global economy and risk assets rebounded from a tumultuous first quarter.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Core U.S. Aggregate Bond ETF	44.69%
2	iShares Intermediate-Term Corporate Bond ETF	20.51%
3	VanEck Vectors Emerging Markets High Yield Bond ETF	14.88%
4	Schwab U.S. TIPs ETF	9.98%
5	SPDR Bloomberg Barlcays High Yield Bond ETF	5.95%
6	Vanguard Total Bond Market ETF	2.44%

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI USA HIGH DIVIDEND YIELD INDEX – The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Growth and Income Fund
Shares	4.24%	2.66%
MSCI USA High Dividend Yield Index	-2.30%	5.55%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2020, the Fund returned 17.52%, underperforming the MSCI USA High Dividend Yield Index at 17.90%.

•	The Fund’s volatility targeting component detracted from returns as volatility receded at a much slower pace than the equity market advanced.

•	Exposure to S&P 500® Index component stocks boosted relative returns in a period where dividend-oriented stocks lagged their core and growth counterparts.

•	The Fund’s put-write strategy was a slight detractor from relative returns as put-write strategies tend to lag the broader equity market in strongly rising market conditions.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and options written.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. Large-Cap ETF	35.27%
2	U.S. Treasury Note, 1.750%, 11/30/2021	2.43%
3	U.S. Treasury Note, 2.375%, 03/15/2021	2.01%
4	U.S. Treasury Note, 1.125%, 09/30/2021	2.01%
5	U.S. Treasury Note, 1.125%, 06/30/2021	2.00%
6	U.S. Treasury Note, 2.500%, 12/31/2020	2.00%
7	Johnson & Johnson	1.44%
8	Home Depot, Inc.	1.33%
9	Procter & Gamble Co.	1.32%
10	Verizon Communications, Inc.	1.28%

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Unaudited)

September 30, 2020

As a shareholder of the GuideMark® & GuidePath® Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from April 1, 2020 to September 30, 2020, except as otherwise noted below.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio[1] based on the period April 1, 2020 – September 30, 2020	Expenses Paid During Period[2] April 1, 2020 – September 30, 2020
INSTITUTIONAL SHARES
GuideMark® Large Cap Core Fund	Actual	$1,000.00	$1,357.90	0.55%	$3.25
	Hypothetical[3]	$1,000.00	$1,022.31	0.55%	$2.79
GuideMark® Emerging Markets Fund	Actual	$1,000.00	$1,293.50	1.07%	$6.15
	Hypothetical[3]	$1,000.00	$1,019.70	1.07%	$5.42
GuideMark® World ex-US Fund	Actual	$1,000.00	$1,240.10	0.81%	$4.55
	Hypothetical[3]	$1,000.00	$1,021.01	0.81%	$4.10
GuideMark® Opportunistic Fixed Income Fund	Actual	$1,000.00	$940.40	0.95%	$4.62
	Hypothetical[3]	$1,000.00	$1,020.31	0.95%	$4.81
GuidePath® Growth Allocation Fund	Actual	$1,000.00	$1,313.70	0.35%	$2.03
	Hypothetical[3]	$1,000.00	$1,023.31	0.35%	$1.78
GuidePath® Conservative Allocation Fund	Actual	$1,000.00	$1,137.80	0.19%	$1.02
	Hypothetical[3]	$1,000.00	$1,024.12	0.19%	$0.96
GuidePath® Tactical Allocation Fund	Actual	$1,000.00	$1,083.20	0.47%	$2.45
	Hypothetical[3]	$1,000.00	$1,022.71	0.47%	$2.38
GuidePath® Absolute Return Allocation Fund	Actual	$1,000.00	$1,065.10	0.24%	$1.24
	Hypothetical[3]	$1,000.00	$1,023.87	0.24%	$1.22
GuidePath® Flexible Income Allocation Fund	Actual	$1,000.00	$1,116.10	0.28%	$1.49
	Hypothetical[3]	$1,000.00	$1,023.66	0.28%	$1.42
GuidePath® Managed Futures Strategy Fund	Actual	$1,000.00	$988.70	1.30%	$6.48
	Hypothetical[3]	$1,000.00	$1,018.55	1.30%	$6.58
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2020

Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio[1] based on the period April 1, 2020 – September 30, 2020	Expenses Paid During Period[2] April 1, 2020 – September 30, 2020
SINGLE CLASS SHARES
GuidePath® Conservative Income Fund	Actual	$1,000.00	$1,004.10	0.71%	$3.57
	Hypothetical[3]	$1,000.00	$1,021.51	0.71%	$3.60
GuidePath® Income Fund	Actual	$1,000.00	$1,025.20	0.83%	$4.21
	Hypothetical[3]	$1,000.00	$1,020.91	0.83%	$4.20
GuidePath® Growth and Income Fund	Actual	$1,000.00	$1,175.20	0.81%	$4.42
	Hypothetical[3]	$1,000.00	$1,021.01	0.81%	$4.10
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses are (net of waiver, if applicable) equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio[1] based on the period April 1, 2020 – September 30, 2020	Expenses Paid During Period[2] April 1, 2020 – September 30, 2020
SERVICE SHARES
GuideMark® Large Cap Core Fund	Actual	$1,000.00	$1,354.00	1.15%	$6.79
	Hypothetical[3]	$1,000.00	$1,019.30	1.15%	$5.82
GuideMark® Emerging Markets Fund	Actual	$1,000.00	$1,289.70	1.67%	$9.59
	Hypothetical[3]	$1,000.00	$1,016.70	1.67%	$8.44
GuideMark® Small/Mid Cap Core Fund	Actual	$1,000.00	$1,366.60	1.47%	$8.72
	Hypothetical[3]	$1,000.00	$1,017.70	1.47%	$7.44
GuideMark® World ex-US Fund	Actual	$1,000.00	$1,236.50	1.39%	$7.79
	Hypothetical[3]	$1,000.00	$1,018.10	1.39%	$7.03
GuideMark® Core Fixed Income Fund	Actual	$1,000.00	$1,053.20	1.20%	$6.18
	Hypothetical[3]	$1,000.00	$1,019.05	1.20%	$6.07
GuideMark® Tax-Exempt Fixed Income Fund	Actual	$1,000.00	$1,049.00	1.29%	$6.63
	Hypothetical[3]	$1,000.00	$1,018.60	1.29%	$6.53
GuideMark® Opportunistic Fixed Income Fund	Actual	$1,000.00	$1,017.20	1.55%	$7.84
	Hypothetical[3]	$1,000.00	$1,017.30	1.55%	$7.84
GuidePath® Growth Allocation Fund	Actual	$1,000.00	$1,309.70	0.95%	$5.50
	Hypothetical[3]	$1,000.00	$1,020.31	0.95%	$4.81
GuidePath® Conservative Allocation Fund	Actual	$1,000.00	$1,134.30	0.79%	$4.23
	Hypothetical[3]	$1,000.00	$1,021.11	0.79%	$4.00
GuidePath® Tactical Allocation Fund	Actual	$1,000.00	$1,080.00	1.07%	$5.58
	Hypothetical[3]	$1,000.00	$1,019.70	1.07%	$5.42
GuidePath® Absolute Return Allocation Fund	Actual	$1,000.00	$1,061.70	0.84%	$4.34
	Hypothetical[3]	$1,000.00	$1,020.86	0.84%	$4.26
GuidePath® Multi-Asset Income Allocation Fund	Actual	$1,000.00	$1,125.10	1.11%	$5.91
	Hypothetical[3]	$1,000.00	$1,019.50	1.11%	$5.62
GuidePath® Flexible Income Allocation Fund	Actual	$1,000.00	$1,112.50	0.87%	$4.61
	Hypothetical[3]	$1,000.00	$1,020.71	0.87%	$4.41
GuidePath® Managed Futures Strategy Fund	Actual	$1,000.00	$985.90	1.82%	$9.06
	Hypothetical[3]	$1,000.00	$1,015.94	1.82%	$9.20
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses are (net of waiver, if applicable) equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS - 94.70%
	Aerospace & Defense - 0.56%
3,858	BWX Technologies, Inc.	$217,244
1,227	L3Harris Technologies, Inc.	208,394
1,765	Lockheed Martin Corp.	676,489
1,111	Northrop Grumman Corp.	350,509
7,627	Raytheon Technologies Corp.	438,858
1,054	Teledyne Technologies, Inc. (a)	326,961
14,062	Textron, Inc.	507,498
5,944	Virgin Galactic Holdings, Inc. (a)(b)	114,303

		2,840,256

	Air Freight & Logistics - 0.32%
5,629	C.H. Robinson Worldwide, Inc. (b)	575,227
1,446	FedEx Corp.	363,698
2,762	United Parcel Service, Inc. - Class B	460,232
2,572	XPO Logistics, Inc. (a)	217,746

		1,616,903

	Airlines - 0.35%
21,098	Alaska Air Group, Inc.	772,820
20,070	Copa Holdings SA - Class A	1,010,324

		1,783,144

	Auto Components - 0.07%
2,758	Aptiv Plc	252,853
4,092	Gentex Corp.	105,369

		358,222

	Automobiles - 0.74%
143,156	Ford Motor Co.	953,419
5,875	Tesla, Inc. (a)	2,520,433
2,676	Thor Industries, Inc. (b)	254,916

		3,728,768

	Banks - 1.37%
13,902	Associated Banc-Corp.	175,443
53,991	Bank of America Corp.	1,300,643
19,759	Citigroup, Inc.	851,811
9,249	Citizens Financial Group, Inc.	233,815
4,809	Comerica, Inc.	183,944
19,017	F.N.B. Corp.	128,935
11,772	Fifth Third Bancorp	250,979
30,729	JPMorgan Chase & Co.	2,958,281
7,361	Popular, Inc.	266,984
12,196	Synovus Financial Corp.	258,189
8,428	Wells Fargo & Co.	198,142
3,385	Wintrust Financial Corp.	135,569

		6,942,735

	Beverages - 1.38%
417	Boston Beer Co., Inc. - Class A (a)(b)	368,361
3,673	Brown-Forman Corp. - Class A	252,262
8,227	Brown-Forman Corp. - Class B	619,658
553	Constellation Brands, Inc. - Class A	104,799
7,247	Keurig Dr. Pepper, Inc.	200,017
37,703	Molson Coors Brewing Co. - Class B	1,265,313
7,928	Monster Beverage Corp. (a)	635,826
17,609	PepsiCo, Inc.	2,440,607
22,260	The Coca-Cola Co.	1,098,976

		6,985,819

Number of Shares		Value
	Biotechnology - 2.64%
2,361	Acceleron Pharma, Inc. (a)	$265,683
3,926	Alexion Pharmaceuticals, Inc. (a)	449,252
26,807	Alkermes PLC (a)	444,192
2,999	Alnylam Pharmaceuticals, Inc. (a)	436,654
9,783	Amgen, Inc.	2,486,447
3,795	Biogen, Inc. (a)	1,076,566
2,398	BioMarin Pharmaceutical, Inc. (a)	182,440
25,126	Exelixis, Inc. (a)	614,331
25,418	Gilead Sciences, Inc.	1,606,163
5,226	Immunomedics, Inc. (a)	444,367
8,671	Incyte Corp. (a)	778,136
6,395	Moderna, Inc. (a)(b)	452,446
1,518	Neurocrine Biosciences, Inc. (a)	145,971
1,047	Regeneron Pharmaceuticals, Inc. (a)	586,090
1,983	Repligen Corp. (a)	292,572
693	Sarepta Therapeutics, Inc. (a)	97,318
5,098	Seattle Genetics, Inc. (a)	997,628
6,030	United Therapeutics Corp. (a)	609,030
5,128	Vertex Pharmaceuticals, Inc. (a)	1,395,431

		13,360,717

	Building Products - 0.67%
4,380	A. O. Smith Corp. - Class A	231,264
3,942	Allegion PLC (b)	389,903
2,312	Armstrong World Industries, Inc.	159,089
2,102	Fortune Brands Home & Security, Inc.	181,865
1,889	Lennox International, Inc. (b)	514,960
9,597	Masco Corp.	529,083
10,776	Owens Corning, Inc.	741,496
2,092	Trane Technologies PLC	253,655
5,175	Trex Co., Inc. (a)(b)	370,530

		3,371,845

	Capital Markets - 2.21%
3,667	Ameriprise Financial, Inc.	565,121
988	BlackRock, Inc.	556,787
1,922	Cboe Global Markets, Inc.	168,636
7,860	Eaton Vance Corp.	299,859
4,359	Evercore, Inc. - Class A	285,340
2,192	FactSet Research Systems, Inc.	734,057
4,503	Intercontinental Exchange, Inc.	450,525
75,275	Invesco Ltd. (b)	858,888
15,094	Lazard, Ltd. - Class A	498,857
5,784	LPL Financial Holdings, Inc.	443,459
1,373	MarketAxess Holdings, Inc.	661,223
4,390	Moody’s Corp.	1,272,442
8,753	Morgan Stanley (b)	423,208
1,419	Morningstar, Inc.	227,906
1,347	MSCI, Inc.	480,583
1,605	NASDAQ OMX Group, Inc.	196,950
3,749	S&P Global, Inc.	1,351,889
4,970	SEI Investments Co.	252,078
4,991	T. Rowe Price Group, Inc.	639,946
2,823	TD Ameritrade Holding Corp.	110,521
6,649	The Bank of New York Mellon Corp.	228,327
4,367	The Charles Schwab Corp.	158,216
1,868	Tradeweb Markets, Inc. - Class A	108,344
8,430	Virtu Financial, Inc. - Class A	193,974

		11,167,136

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Chemicals - 0.75%
1,632	Air Products & Chemicals, Inc.	$486,108
2,074	Eastman Chemical Co.	162,021
1,932	Ecolab, Inc.	386,091
2,846	FMC Corp.	301,420
13,606	Huntsman Corp.	302,189
2,332	Linde PLC	555,319
1,175	PPG Industries, Inc.	143,444
7,229	RPM International, Inc.	598,850
20,777	The Mosaic Co.	379,596
2,010	The Scotts Miracle-Gro Co. - Class A	307,349
9,304	Valvoline, Inc.	177,148

		3,799,535

	Commercial Services & Supplies - 0.55%
63,606	ADT, Inc.	519,661
2,336	Cintas Corp.	777,491
4,760	Copart, Inc. (a)	500,562
2,661	IAA, Inc. (a)	138,558
15,788	Rollins, Inc. (b)	855,552

		2,791,824

	Communications Equipment - 1.27%
1,159	Arista Networks, Inc. (a)	239,832
3,923	Ciena Corp. (a)	155,704
30,925	Cisco Systems, Inc.	1,218,136
23,310	CommScope Holding Co., Inc. (a)	209,790
2,681	F5 Networks, Inc. (a)	329,146
1,915	Lumentum Holdings, Inc. (a)	143,874
2,542	Motorola Solutions, Inc.	398,611
2,141	Palo Alto Networks, Inc. (a)	524,010
21,695	Qualcomm, Inc.	2,553,067
3,785	Ubiquiti, Inc. (b)	630,808

		6,402,978

	Construction & Engineering - 0.41%
24,228	AECOM (a)	1,013,699
20,301	Quanta Services, Inc.	1,073,111

		2,086,810

	Consumer Finance - 0.59%
29,160	Ally Financial, Inc.	731,041
5,469	American Express Co.	548,268
647	Credit Acceptance Corp. (a)(b)	219,100
2,636	Discover Financial Services	152,308
22,077	OneMain Holdings, Inc.	689,906
24,224	Synchrony Financial	633,942

		2,974,565

	Containers & Packaging - 0.33%
3,392	Berry Plastics Group, Inc. (a)(b)	163,901
4,339	Crown Holdings, Inc. (a)	333,496
5,931	International Paper Co.	240,443
4,403	Silgan Holdings, Inc.	161,898
22,658	WestRock Co.	787,139

		1,686,877

	Distributors - 0.20%
3,321	Genuine Parts Co.	316,059
25,404	LKQ Corp. (a)	704,453

		1,020,512

Number of Shares		Value
	Diversified Consumer Services - 0.44%
3,758	Chegg, Inc. (a)(b)	$268,471
9,636	frontdoor, Inc. (a)	374,937
3,099	Graham Holdings Co. - Class B	1,252,337
2,770	Service Corp. International	116,839
5,256	ServiceMaster Global Holdings, Inc. (a)	209,609

		2,222,193

	Diversified Financial Services - 0.20%
41,055	Jefferies Financial Group, Inc.	738,990
5,542	Voya Financial, Inc.	265,628

		1,004,618

	Diversified Telecommunication Services - 0.91%
50,933	AT&T, Inc.	1,452,100
94,771	CenturyLink, Inc. (b)	956,239
37,250	Verizon Communications, Inc.	2,216,003

		4,624,342

	Electric Utilities - 0.83%
1,909	American Electric Power Co., Inc.	156,023
4,834	Duke Energy Corp.	428,099
2,500	Edison International	127,100
1,125	Entergy Corp.	110,846
4,459	Evergy, Inc.	226,606
1,983	Eversource Energy	165,680
8,917	Exelon Corp.	318,872
5,180	FirstEnergy Corp.	148,718
5,118	Hawaiian Electric Industries, Inc.	170,122
4,196	NextEra Energy, Inc.	1,164,642
25,639	PG&E Corp. (a)	240,750
1,712	Pinnacle West Capital Corp.	127,630
4,855	PPL Corp.	132,104
4,590	The Southern Co.	248,870
5,908	Xcel Energy, Inc.	407,711

		4,173,773

	Electrical Equipment - 0.90%
5,718	Acuity Brands, Inc.	585,237
2,439	Agilent Technologies, Inc.	246,193
995	AMETEK, Inc.	98,903
1,760	Eaton Corp. PLC	179,573
6,553	Emerson Electric Co.	429,680
5,101	Enphase Energy, Inc. (a)	421,292
2,355	Generac Holdings, Inc. (a)	456,022
66,298	GrafTech International, Ltd.	453,478
9,165	nVent Electric PLC	162,129
4,694	Regal Beloit Corp.	440,626
3,472	Rockwell Automation, Inc.	766,201
256	Roper Industries, Inc.	101,148
11,299	Vertiv Holdings Co. (a)	195,699

		4,536,181

	Electronic Equipment, Instruments & Components - 1.08%
14,716	Arrow Electronics, Inc. (a)	1,157,560
37,240	Avnet, Inc.	962,281
3,815	CDW Corp.	456,007
2,117	Cognex Corp.	137,817
2,181	Dolby Laboratories, Inc. - Class A	144,557
3,049	Jabil, Inc.	104,459
4,428	Keysight Technologies, Inc. (a)	437,398
14,111	National Instruments Corp.	503,763
5,504	SYNNEX Corp.	770,890

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
2,031	Trimble, Inc. (a)	$98,910
2,629	Zebra Technologies Corp. - Class A (a)	663,717

		5,437,359

	Energy Equipment & Services - 0.31%
12,574	Baker Hughes Co.	167,109
19,368	Halliburton Co.	233,384
35,050	Helmerich & Payne, Inc. (b)	513,483
74,240	National Oilwell Varco, Inc. (b)	672,614

		1,586,590

	Entertainment - 1.51%
8,494	Activision Blizzard, Inc.	687,589
3,293	Electronic Arts, Inc. (a)	429,440
173,933	Lions Gate Entertainment Corp. - Class A (a)(b)	1,648,885
147,162	Lions Gate Entertainment Corp. - Class B (a)	1,283,253
3,614	Netflix, Inc. (a)	1,807,108
2,022	Spotify Technology SA (a)	490,477
2,489	Take-Two Interactive Software, Inc. (a)	411,233
5,687	The Walt Disney Co.	705,643
19,962	Zynga, Inc. - Class A (a)	182,053

		7,645,681

	Food & Staples Retailing - 2.61%
3,519	Casey’s General Stores, Inc.	625,150
6,759	Costco Wholesale Corp.	2,399,445
33,321	CVS Health Corp.	1,945,947
2,636	Grocery Outlet Holding Corp. (a)(b)	103,648
36,487	Kroger Co.	1,237,274
36,959	Sprouts Farmers Market, Inc. (a)	773,552
11,517	SYSCO Corp.	716,588
70,728	US Foods Holding Corp. (a)	1,571,576
25,886	Walgreens Boots Alliance, Inc.	929,825
20,597	Walmart, Inc.	2,881,726

		13,184,731

	Food Products - 1.32%
708	Beyond Meat, Inc. (a)	117,571
5,325	Campbell Soup Co. (b)	257,570
9,801	ConAgra Brands, Inc.	349,994
17,075	Flowers Foods, Inc.	415,435
9,147	General Mills, Inc.	564,187
5,396	Ingredion, Inc.	408,369
4,298	Kellogg Co. (b)	277,608
1,183	McCormick & Co, Inc. - Non Voting	229,620
6,570	Mondelez International, Inc. - Class A	377,447
17,795	Pilgrim’s Pride Corp. (a)	266,302
5,265	Post Holdings, Inc. (a)	452,790
3,914	The Hain Celestial Group, Inc. (a)	134,250
4,524	The Hershey Co.	648,470
2,495	The J.M. Smucker Co. (b)	288,222
4,955	The Kraft Heinz Co.	148,402
25,294	TreeHouse Foods, Inc. (a)(b)	1,025,166
11,855	Tyson Foods, Inc. - Class A	705,135

		6,666,538

	Gas Utilities - 0.10%
14,726	UGI Corp.	485,663

	Health Care Equipment & Supplies - 2.66%
2,442	ABIOMED, Inc. (a)	676,581
2,505	Align Technology, Inc. (a)	820,037

Number of Shares		Value
	Health Care Equipment & Supplies (Continued)
2,719	Baxter International, Inc.	$218,662
1,737	Becton Dickinson and Co.	404,165
3,401	Boston Scientific Corp. (a)	129,952
3,603	Danaher Corp.	775,834
2,324	DexCom, Inc. (a)	958,023
13,821	Edwards Lifesciences Corp. (a)	1,103,192
6,309	Hologic, Inc. (a)	419,359
1,290	ICU Medical, Inc. (a)	235,760
3,271	IDEXX Laboratories, Inc. (a)	1,285,863
4,213	Insulet Corp. (a)	996,754
473	Intuitive Surgical, Inc. (a)	335,612
3,408	Masimo Corp. (a)	804,492
5,020	Medtronic PLC	521,678
3,645	Penumbra, Inc. (a)(b)	708,515
2,140	Quidel Corp. (a)(b)	469,473
4,334	ResMed, Inc.	742,978
1,338	STERIS PLC	235,742
3,419	Stryker Corp.	712,417
1,413	Tandem Diabetes Care, Inc. (a)	160,376
1,009	Varian Medical Systems, Inc. (a)	173,548
1,990	West Pharmaceutical Services, Inc.	547,051

		13,436,064

	Health Care Providers & Services - 3.06%
13,151	Acadia Healthcare Co., Inc. (a)	387,691
1,768	Amedisys, Inc. (a)	418,008
2,438	AmerisourceBergen Corp.	236,291
3,815	Anthem, Inc.	1,024,671
6,915	Cardinal Health, Inc.	324,659
6,270	Centene Corp. (a)	365,729
8,781	Cerner Corp. (b)	634,779
1,542	Chemed Corp.	740,700
8,544	Cigna Corp.	1,447,439
7,045	DaVita, Inc. (a)	603,404
1,808	HCA Healthcare, Inc.	225,421
6,941	Henry Schein, Inc. (a)	407,992
2,907	Humana, Inc.	1,203,178
2,052	Laboratory Corp. of America Holdings (a)	386,330
4,568	McKesson Corp.	680,312
1,670	Molina Healthcare, Inc. (a)	305,677
1,272	PerkinElmer, Inc.	159,649
1,171	Quest Diagnostics, Inc.	134,068
15,279	UnitedHealth Group, Inc.	4,763,534
9,302	Universal Health Services, Inc. - Class B	995,500

		15,445,032

	Health Care Technology - 0.20%
1,732	Teladoc Health, Inc. (a)(b)	379,724
2,280	Veeva Systems, Inc. - Class A (a)	641,113

		1,020,837

	Hotels, Restaurants & Leisure - 0.79%
11,299	Aramark	298,858
445	Chipotle Mexican Grill, Inc. (a)	553,451
1,975	Domino’s Pizza, Inc.	839,928
1,870	Dunkin’ Brands Group, Inc. (b)	153,172
4,399	McDonald’s Corp.	965,536
8,220	The Wendy’s Co.	183,265
3,021	Yum China Holdings, Inc.	159,962
9,072	Yum! Brands, Inc.	828,274

		3,982,446

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Household Durables - 0.73%
5,112	DR Horton, Inc.	$386,620
2,296	Garmin Ltd.	217,799
7,612	Lennar Corp. - Class A	621,748
7,934	Lennar Corp. - Class B	520,946
2,885	Mohawk Industries, Inc. (a)	281,547
105	NVR, Inc. (a)	428,728
3,320	PulteGroup, Inc.	153,683
3,701	Roku, Inc. (a)	698,749
4,305	Tempur Sealy International, Inc. (a)	383,963

		3,693,783

	Household Products - 1.60%
4,244	Church & Dwight, Inc.	397,705
3,274	Clorox Co.	688,097
12,247	Colgate-Palmolive Co.	944,856
5,589	Kimberly-Clark Corp.	825,272
15,233	Spectrum Brands Holdings, Inc.	870,718
31,546	The Procter & Gamble Co.	4,384,578

		8,111,226

	Independent Power and Renewable Electricity Producers - 0.56%
15,849	AES Corp.	287,025
22,902	NRG Energy, Inc.	704,008
96,302	Vistra Energy Corp.	1,816,256

		2,807,289

	Industrial Conglomerates - 0.22%
3,394	3M Co.	543,651
43,743	General Electric Co.	272,519
1,825	Honeywell International, Inc.	300,413

		1,116,583

	Insurance - 1.74%
5,074	Aon Plc	1,046,766
2,582	Arthur J. Gallagher & Co.	272,608
14,474	Berkshire Hathaway, Inc. - Class B (a)	3,082,094
19,373	Brighthouse Financial, Inc. (a)	521,327
7,024	Brown & Brown, Inc.	317,976
1,183	Erie Indemnity Co. - Class A (b)	248,761
6,142	Fidelity National Financial, Inc. (b)	192,306
5,187	First American Financial Corp.	264,070
3,585	Hartford Financial Services Group, Inc.	132,143
4,804	Marsh & McLennan Cos., Inc.	551,019
13,584	MetLife, Inc.	504,917
3,650	Principal Financial Group, Inc.	146,986
2,267	Reinsurance Group of America, Inc.	215,796
2,544	The Allstate Corp.	239,492
4,986	The Progressive Corp.	472,025
21,269	Unum Group	357,957
1,086	Willis Towers Watson PLC (d)	226,779

		8,793,022

	Interactive Media & Services - 4.98%
4,511	Alphabet, Inc. - Class A (a)	6,611,322
4,506	Alphabet, Inc. - Class C (a)	6,622,017
37,632	Facebook, Inc. - Class A (a)	9,855,821
11,286	Match Group, Inc. (a)(b)	1,248,796
12,544	TripAdvisor, Inc. - Class A	245,737
2,629	Zillow Group, Inc. - Class A (a)	266,949
2,909	Zillow Group, Inc. - Class C (a)(b)	295,525

		25,146,167

Number of Shares		Value
	Internet & Direct Marketing Retail - 5.30%
6,557	Amazon.com, Inc. (a)	$20,646,223
564	Booking Holdings, Inc. (a)	964,823
11,067	eBay, Inc.	576,591
4,795	Etsy, Inc. (a)	583,216
2,712	Expedia Group, Inc. - Class A	248,663
2,390	GrubHub, Inc. (a)	172,869
5,349	Qurate Retail, Inc.	526,835
178,286	Qurate Retail, Inc. - Series A	1,280,093
6,165	Wayfair, Inc. - Class A (a)(b)	1,794,077

		26,793,390

	IT Services - 5.32%
9,809	Accenture PLC - Class A	2,216,736
2,745	Akamai Technologies, Inc. (a)	303,432
36,181	Alliance Data Systems Corp.	1,518,878
5,871	Amdocs Ltd.	337,054
4,085	Black Knight, Inc. (a)	355,599
4,386	Booz Allen Hamilton Holding Corp. - Class A	363,950
1,036	Broadridge Financial Solutions, Inc.	136,752
3,214	CACI International, Inc. - Class A (a)	685,096
12,604	Cognizant Technology Solutions Corp. - Class A	874,970
6,780	CoreLogic, Inc.	458,802
119,397	DXC Technology Co.	2,131,236
1,029	EPAM Systems, Inc. (a)	332,655
3,677	Euronet Worldwide, Inc. (a)	334,975
1,603	Fastly, Inc. - Class A (a)(b)	150,169
5,441	Fidelity National Information Services, Inc.	800,970
8,576	Fiserv, Inc. (a)	883,757
556	FleetCor Technologies, Inc. (a)	132,384
1,795	Gartner, Inc. (a)	224,285
8,668	Genpact, Ltd.	337,619
3,172	Global Payments, Inc.	563,284
3,004	GoDaddy, Inc. - Class A (a)	228,214
7,347	Leidos Holdings, Inc.	654,985
9,749	MasterCard, Inc. - Class A	3,296,819
611	MongoDB, Inc. (a)(b)	141,453
1,614	Okta, Inc. - Class A (a)(b)	345,154
9,364	PayPal Holdings, Inc. (a)	1,844,989
6,923	Science Applications International Corp.	542,902
5,041	Square, Inc. - Class A (a)	819,414
17,520	Switch, Inc.	273,487
12,400	The Western Union Co.	265,732
4,684	T-Mobile USA, Inc. (a)	535,662
1,242	Twilio, Inc. - Class A (a)(b)	306,886
2,820	VeriSign, Inc. (a)	577,677
17,943	Visa, Inc. - Class A (b)	3,588,062
2,473	WEX, Inc. (a)	343,673

		26,907,712

	Leisure Products - 0.36%
32,649	Mattel, Inc. (a)(b)	381,993
2,898	Peloton Interactive, Inc. (a)	287,598
1,279	Polaris Industries, Inc.	120,661
3,080	Pool Corp.	1,030,383

		1,820,635

	Life Sciences Tools & Services - 1.11%
1,233	10X Genomics, Inc. - Class A (a)	153,731
679	Bio-Rad Laboratories, Inc. - Class A (a)	349,997
899	Bio-Techne Corp.	222,709
4,895	Bruker Corp.	194,576

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
1,963	Charles River Laboratories International, Inc. (a)	$444,521
1,797	Illumina, Inc. (a)	555,417
1,686	IQVIA Holdings, Inc. (a)	265,764
702	Mettler-Toledo International, Inc. (a)	677,957
7,624	QIAGEN NV (a)(b)	398,430
6,602	Syneos Health, Inc. (a)	350,962
3,637	Thermo Fisher Scientific, Inc.	1,605,808
1,989	Waters Corp. (a)	389,208

		5,609,080

	Machinery - 1.21%
9,463	AGCO Corp. (b)	702,817
1,112	Caterpillar, Inc.	165,855
1,374	Cummins, Inc.	290,134
903	Deere & Co.	200,132
4,671	Donaldson Co., Inc.	216,828
1,319	Dover Corp.	142,900
50,690	Gates Industrial Corp PLC (a)	563,673
6,628	Graco, Inc.	406,628
4,569	Illinois Tool Works, Inc.	882,776
3,945	Lincoln Electric Holdings, Inc. (b)	363,098
1,529	Nordson Corp. (b)	293,293
4,015	Oshkosh Corp.	295,102
671	Parker-Hannifin Corp.	135,770
920	Snap-on, Inc. (b)	135,359
10,471	The Timken Co.	567,738
5,601	The Toro Co.	470,204
1,259	Valmont Industries, Inc.	156,343
2,332	Wabtec Corp.	144,304

		6,132,954

	Media - 1.49%
232	Cable One, Inc.	437,420
1,317	Charter Communications, Inc. - Class A (a)	822,256
28,552	Comcast Corp. - Class A	1,320,815
19,791	Discovery Communications, Inc. - Series A (a)(b)	430,850
18,966	Discovery Communications, Inc. - Series C (a)(b)	371,734
8,990	Fox Corp. - Class A (b)	250,192
7,178	Fox Corp. - Class B	200,769
3,912	GCI Liberty, Inc. (a)	320,627
4,328	John Wiley & Sons, Inc. - Class A	137,241
2,536	Liberty Broadband Corp. - Class A (a)	359,630
2,901	Liberty Broadband Corp. - Class C (a)	414,466
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)(b)	575,665
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	630,902
1,343	Nexstar Media Group, Inc. - Class A	120,776
79,835	Sirius XM Holdings, Inc. (b)	427,916
11,256	The Interpublic Group of Companies, Inc.	187,637
9,360	The New York Times Co. - Class A (b)	400,514
4,057	ViacomCBS, Inc.	122,887

		7,532,297

	Metals & Mining - 0.52%
9,788	Newmont Goldcorp Corp.	621,048
10,192	Reliance Steel & Aluminum Co.	1,039,992
2,970	Royal Gold, Inc.	356,905

Number of Shares		Value
	Metals & Mining (Continued)
2,156	Southern Copper Corp.	$97,602
18,217	Steel Dynamics, Inc.	521,553

		2,637,100

	Multiline Retail - 1.02%
3,311	Burlington Stores, Inc. (a)	682,364
5,005	Dollar General Corp.	1,049,148
2,542	Dollar Tree, Inc. (a)	232,186
64,751	Kohl’s Corp.	1,199,836
22,511	Nordstrom, Inc. (b)	268,331
2,444	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	213,484
9,438	Target Corp.	1,485,730

		5,131,079

	Multi-Utilities - 0.35%
1,679	Ameren Corp.	132,775
5,853	CenterPoint Energy, Inc. (b)	113,256
2,724	Consolidated Edison, Inc.	211,927
3,740	Dominion Energy, Inc.	295,198
1,880	DTE Energy Co.	216,275
8,698	MDU Resources Group, Inc.	195,705
4,107	Public Service Enterprise Group, Inc.	225,516
1,114	Sempra Energy	131,853
2,743	WEC Energy Group, Inc.	265,797

		1,788,302

	Oil, Gas & Consumable Fuels - 0.20%
2,524	Chevron Corp.	181,728
3,515	EOG Resources, Inc.	126,329
35,352	HollyFrontier Corp.	696,788

		1,004,845

	Personal Products - 0.48%
15,613	Herbalife Nutrition, Ltd. (a)	728,346
14,992	Nu Skin Enterprises, Inc. - Class A	750,949
4,379	The Estee Lauder Cos., Inc. - Class A	955,717

		2,435,012

	Pharmaceuticals - 4.79%
17,992	Abbott Laboratories	1,958,069
27,326	AbbVie, Inc.	2,393,484
34,399	Bristol-Myers Squibb Co.	2,073,916
5,263	Catalent, Inc. (a)	450,829
12,632	Eli Lilly & Co.	1,869,789
5,997	Horizon Therapeutics Plc (a)	465,847
5,588	Jazz Pharmaceuticals PLC (a)	796,793
42,418	Johnson & Johnson	6,315,192
32,191	Merck & Co., Inc.	2,670,243
102,458	Mylan NV (a)(b)	1,519,452
8,338	Perrigo Co. PLC	382,798
54,943	Pfizer, Inc.	2,016,408
7,750	Zoetis, Inc.	1,281,617

		24,194,437

	Professional Services - 0.64%
715	CoStar Group, Inc. (a)	606,685
1,461	Equifax, Inc.	229,231
2,101	IHS Markit, Ltd.	164,950
16,220	ManpowerGroup, Inc.	1,189,413
12,941	Nielsen Holdings Plc	183,503
9,792	Robert Half International, Inc.	518,388
1,894	Verisk Analytics, Inc.	350,977

		3,243,147

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Real Estate Management & Development - 0.30%
7,391	CBRE Group, Inc. - Class A (a)	$347,155
12,044	Jones Lang LaSalle, Inc.	1,152,129

		1,499,284

	Road & Rail - 0.46%
1,219	J.B. Hunt Transport Services, Inc.	154,057
885	Kansas City Southern	160,034
4,761	Knight-Swift Transportation Holdings, Inc. - Class A	193,773
4,683	Landstar System, Inc.	587,670
2,463	Old Dominion Freight Line, Inc.	445,606
8,010	Schneider National, Inc. - Class B	198,087
2,992	Union Pacific Corp.	589,035

		2,328,262

	Semiconductors & Semiconductor Equipment - 4.99%
28,440	Advanced Micro Devices, Inc. (a)	2,331,796
2,379	Analog Devices, Inc. (b)	277,724
16,998	Applied Materials, Inc.	1,010,531
4,757	Broadcom, Inc.	1,733,070
10,536	Cirrus Logic, Inc. (a)	710,653
5,231	Entegris, Inc.	388,873
2,599	Inphi Corp. (a)	291,738
80,628	Intel Corp.	4,174,918
3,672	KLA-Tencor Corp.	711,413
3,314	Lam Research Corp.	1,099,419
5,531	Marvell Technology Group, Ltd.	219,581
4,912	Maxim Integrated Products, Inc.	332,100
3,440	Microchip Technology, Inc. (b)	353,494
12,099	Micron Technology, Inc. (a)	568,169
3,761	MKS Instruments, Inc. (b)	410,814
2,014	Monolithic Power Systems, Inc.	563,135
8,454	NVIDIA Corp.	4,575,474
28,065	ON Semiconductor Corp. (a)	608,730
5,954	Qorvo, Inc. (a)	768,126
5,069	Skyworks Solutions, Inc.	737,539
1,705	SolarEdge Technologies, Inc. (a)	406,387
9,410	Teradyne, Inc.	747,719
12,913	Texas Instruments, Inc.	1,843,847
3,362	Xilinx, Inc.	350,455

		25,215,705

	Software - 11.47%
16,527	2U, Inc. (a)(b)	559,604
7,592	Adobe Systems, Inc. (a)	3,723,345
2,056	Alteryx, Inc. (a)(b)	233,459
10,491	Anaplan, Inc. (a)	656,527
1,486	ANSYS, Inc. (a)	486,264
3,032	Aspen Technology, Inc. (a)	383,821
2,588	Atlassian Corp. PLC - Class A (a)	470,473
4,176	Autodesk, Inc. (a)	964,698
2,305	Avalara, Inc. (a)	293,519
1,358	Bill.com Holdings, Inc. (a)	136,221
9,281	Cadence Design System, Inc. (a)	989,633
6,297	CDK Global, Inc. (b)	274,486
2,457	Ceridian HCM Holding, Inc. (a)	203,071
7,015	Citrix Systems, Inc.	966,036
5,403	Cloudflare, Inc. - Class A (a)	221,847
1,485	Coupa Software, Inc. (a)	407,246
3,017	Datadog, Inc. - Class A (a)	308,217

Number of Shares		Value
	Software (Continued)
5,328	DocuSign, Inc. (a)	$1,146,799
15,701	Dropbox, Inc. - Class A (a)	302,401
5,144	Dynatrace, Inc. (a)	211,007
1,902	Elastic NV (a)(b)	205,207
1,034	Everbridge, Inc. (a)(b)	130,005
2,198	Fair Isaac Corp. (a)	934,985
2,584	Five9, Inc. (a)(b)	335,093
4,479	Fortinet, Inc. (a)	527,671
563	Globant SA (a)	100,901
823	HubSpot, Inc. (a)	240,505
2,764	Intuit, Inc.	901,644
2,523	Jack Henry & Associates, Inc.	410,215
9,498	Manhattan Associates, Inc. (a)(b)	906,964
121,730	Microsoft Corp.	25,603,471
3,458	New Relic, Inc. (a)	194,893
46,697	NortonLifeLock, Inc.	973,165
21,303	Nuance Communications, Inc. (a)	707,047
14,379	Nutanix, Inc. - Class A (a)(b)	318,926
21,715	Oracle Corp.	1,296,385
990	Paycom Software, Inc. (a)	308,187
1,444	Paylocity Holding Corp. (a)	233,090
6,247	Pegasystems, Inc.	756,137
993	Proofpoint, Inc. (a)	104,811
5,343	RingCentral, Inc. - Class A (a)	1,467,241
6,729	salesforce.com, Inc. (a)	1,691,132
3,451	ServiceNow, Inc. (a)	1,673,735
4,102	Smartsheet, Inc. - Class A (a)(b)	202,721
1,694	Splunk, Inc. (a)	318,692
8,722	SS&C Technologies Holdings, Inc.	527,855
3,819	Synopsys, Inc. (a)	817,190
670	The Trade Desk, Inc. - Class A (a)(b)	347,583
1,013	Tyler Technologies, Inc. (a)	353,091
1,673	VMware, Inc. - Class A (a)(b)	240,360
1,949	Workday, Inc. - Class A (a)	419,288
3,681	Zendesk, Inc. (a)	378,849
1,758	Zoom Video Communications, Inc. (a)	826,453
4,298	Zscaler, Inc. (a)(b)	604,686

		57,996,852

	Specialty Retail - 3.96%
1,551	Advance Auto Parts, Inc.	238,078
28,390	AutoNation, Inc. (a)(b)	1,502,683
788	AutoZone, Inc. (a)	927,980
9,523	Best Buy Co., Inc.	1,059,815
1,181	Carvana Co. (a)(b)	263,434
4,736	Dick’s Sporting Goods, Inc. (b)	274,120
3,902	Floor & Decor Holdings, Inc. - Class A (a)	291,870
18,801	Foot Locker, Inc.	620,997
22,129	L Brands, Inc.	703,923
13,483	Lowe’s Cos., Inc.	2,236,290
1,882	O’Reilly Automotive, Inc. (a)	867,752
25,619	Penske Automotive Group, Inc. (b)	1,221,001
5,050	Ross Stores, Inc.	471,266
1,651	Sherwin-Williams Co.	1,150,318
31,864	The Gap, Inc. (b)	542,644
16,294	The Home Depot, Inc.	4,525,007
18,428	The TJX Cos., Inc.	1,025,518
2,231	Tiffany & Co.	258,461
4,273	Tractor Supply Co.	612,492
2,472	Ulta Beauty, Inc. (a)	553,679

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
7,145	Williams Sonoma, Inc. (b)	$646,194

		19,993,522

	Technology Hardware, Storage & Peripherals - 6.51%
257,966	Apple, Inc.	29,875,043
12,136	HP, Inc.	230,463
7,548	International Business Machines Corp.	918,365
27,037	NCR Corp. (a)(b)	598,599
9,717	NetApp, Inc.	425,993
26,967	Pure Storage, Inc. - Class A (a)(b)	415,022
18,643	Teradata Corp. (a)(b)	423,196

		32,886,681

	Textiles, Apparel & Luxury Goods - 1.74%
24,073	Capri Holdings, Ltd. (a)(b)	433,314
4,409	Carter’s, Inc.	381,731
5,320	Columbia Sportswear Co. (b)	462,733
5,967	lululemon athletica, Inc. (a)	1,965,351
17,729	NIKE, Inc. - Class B	2,225,699
15,844	PVH Corp. (b)	944,936
4,096	Ralph Lauren Corp. - Class A	278,405
11,450	Skechers U.S.A., Inc. - Class A (a)	346,019
29,781	Tapestry, Inc.	465,477
41,942	Under Armour, Inc. - Class A (a)(b)	471,009
26,607	Under Armour, Inc. - Class C (a)(b)	261,813
8,220	VF Corp.	577,455

		8,813,942

	Tobacco - 0.37%
3,774	Altria Group, Inc.	145,827
22,856	Philip Morris International, Inc.	1,713,972

		1,859,799

	Trading Companies & Distributors - 0.83%
16,968	Fastenal Co.	765,087
10,012	HD Supply Holdings, Inc. (a)	412,895
7,154	MSC Industrial Direct Co., Inc. - Class A	452,705
1,121	United Rentals, Inc. (a)	195,615
74,168	Univar, Inc. (a)	1,251,956
2,021	W.W. Grainger, Inc.	721,032
1,774	Watsco, Inc. - Class A	413,147

		4,212,437

	Transportation Infrastructure - 0.04%
6,622	Macquarie Infrastructure Corp.	178,066

	Water Utilities - 0.08%
2,656	American Water Works Co., Inc.	384,801

	Total Common Stocks (Cost $321,528,025)	478,638,105

	INVESTMENT COMPANIES - 3.21%
	Exchange Traded Funds - 3.21%
52,801	Vanguard S&P 500 ETF	16,244,227

	Total Investment Companies (Cost $13,996,140)	16,244,227

	REAL ESTATE INVESTMENT TRUSTS - 1.94%
	Real Estate Investment Trusts - 1.94%
7,363	AGNC Investment Corp. (b)	102,419
1,205	Alexandria Real Estate Equities, Inc.	192,800
12,709	American Homes 4 Rent - Class A	361,952
2,271	American Tower Corp.	548,969

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
13,216	Apple Hospitality REIT, Inc.	$127,006
11,647	Brandywine Realty Trust	120,430
13,667	Brixmor Property Group, Inc.	159,767
136,876	Brookfield Property REIT, Inc. - Class A (b)	1,675,362
2,446	Camden Property Trust	217,645
6,200	Corporate Office Properties Trust	147,064
3,314	Crown Castle International Corp.	551,781
3,173	CyrusOne, Inc.	222,205
2,815	Digital Realty Trust, Inc. (b)	413,129
5,669	Duke Realty Corp.	209,186
102,128	Empire State Realty Trust, Inc. - Class A (b)	625,023
881	Equinix, Inc.	669,675
6,122	Equity LifeStyle Properties, Inc.	375,279
7,522	Gaming and Leisure Properties, Inc.	277,779
3,666	Highwoods Properties, Inc.	123,068
14,192	Invitation Homes, Inc.	397,234
15,016	Medical Properties Trust, Inc.	264,732
53,033	Paramount Group, Inc. (b)	375,474
6,071	Prologis, Inc.	610,864
1,247	SBA Communications Corp.	397,145
7,021	Spirit Realty Capital, Inc. (b)	236,959
2,677	Sun Communities, Inc.	376,413

	Total Real Estate Investment Trusts (Cost $9,048,563)	9,779,360

	SHORT TERM INVESTMENTS - 0.23%
	Money Market Funds - 0.23%
1,185,036	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	1,185,036

	Total Short Term Investments (Cost $1,185,036)	1,185,036

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.18%
36,279,414	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (c)	36,279,414

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $36,279,414)	36,279,414

	Total Investments (Cost $382,037,178) - 107.26%	542,126,142
	Liabilities in Excess of Other Assets - (7.26)%	(36,697,149)

	TOTAL NET ASSETS - 100.00%	$505,428,993

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2020.
(d)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $226,779, which represents 0.04% of total net assets.

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS - 88.04%
	Argentina - 0.31%
932	Globant SA (a)	$167,033
26,700	YPF SA - ADR (b)	95,319

		262,352

	Bermuda - 0.14%
50,485	Alibaba Health Information Technology Ltd. (a)	124,146

	Brazil - 4.27%
43,485	Ambev SA	97,409
5,161	B2W Cia Gigtal (a)	83,105
13,415	B3 SA - Brasil Bolsa Balcao	131,668
18,352	Banco do Brasil SA	97,056
31,060	BB Seguridade Participacoes SA	134,729
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	127,208
9,164	Cosan SA	111,696
21,657	Equatorial Energia SA	81,562
8,985	Hapvida Participacoes e Investimentos SA	99,915
49,607	JBS SA	182,761
30,084	Lojas Renner SA	212,831
26,843	Magazine Luiza SA	428,033
13,627	Natura & Co Holding SA	124,043
11,648	Notre Dame Intermedica Participacoes SA	135,170
54,732	Petroleo Brasileiro SA	193,554
63,055	Raia Drogasil SA	264,530
20,882	Sul America SA	146,764
37,747	TIM Participacoes SA	87,513
49,899	Vale SA	525,833
24,626	Via Varejo SA (a)	76,168
27,710	WEG SA	322,648

		3,664,196

	Cayman Islands - 4.18%
2,463	Bilibili, Inc. - ADR (a)(b)	102,461
76,414	China Lesso Group Holdings Ltd.	138,778
25,942	China Resources Land Ltd.	118,317
137,456	China Yuhua Education Corp Ltd.	117,975
28,276	Country Garden Services Holdings Co., Ltd.	183,638
3,349	GSX Techedu, Inc. - ADR (a)(b)	301,778
21,462	Haidilao International Holding Ltd.	155,508
1,555	JOYY, Inc. - ADR (b)	125,442
19,751	Koolearn Technology Holding Ltd. (a)	84,861
81,190	KWG Property Holding Ltd.	139,830
29,724	Meituan Dianping (a)	936,345
3,123	Pinduoduo, Inc. - ADR (a)(b)	231,570
7,314	Ping An Healthcare and Technology Co Ltd. (a)	94,371
96,772	Seazen Group Ltd.	82,433
3,167	Silergy Corp.	187,762
76,974	Topsports International Holdings Ltd.	107,014
1,416	Zai Lab Ltd. - ADR (a)	117,769
26,349	Zhen Ding Technology Holding Ltd.	115,655
20,376	Zhongsheng Group Holdings, Ltd.	128,175
3,789	ZTO Express Cayman, Inc. - ADR	113,367

		3,583,049

	Chile - 0.28%
96,093	Cencosud SA	140,762
34,490	Falabella SA	101,045

		241,807

Number of Shares		Value
	China - 25.98%
373,865	Agricultural Bank of China Ltd. - Series H	$117,302
128,492	Air China Ltd. - Series H	84,688
22,858	Alibaba Group Holding, Ltd. - ADR (a)	6,719,795
23,434	A-Living Services Co., Ltd. - Series H	119,893
25,182	Anhui Conch Cement Co., Ltd.	174,418
17,837	ANTA Sports Products Ltd.	186,154
1,525	Autohome, Inc. - ADR (b)	146,400
262,339	BAIC Motor Corp., Ltd.	107,340
2,593	Baidu, Inc. - ADR (a)	328,248
877,670	Bank of China Ltd. - Series H	272,973
246,960	Bank of Communications Co., Ltd. - Series H	119,028
4,540	Baozun, Inc. - ADR (a)(b)	147,505
5,681	CanSino Biologics, Inc. (a)	121,109
569,672	China Cinda Asset Management Co., Ltd. - Series H	107,354
268,528	China CITIC Bank Corp., Ltd. - Series H	104,066
1,000,037	China Construction Bank Corp. - Series H	649,797
220,273	China Eastern Airlines Corp. Ltd. Series H	94,754
347,000	China Everbright Bank Co., Ltd. - Series H	109,740
185,323	China Hongqiao Group Ltd.	116,100
41,264	China Merchants Bank Co., Ltd. - Series H	195,815
230,247	China Minsheng Banking Corp., Ltd. - Series H	120,982
170,617	China National Building Material Co., Ltd.	217,442
901,119	China Reinsurance Group Corp.	83,114
244,215	China Resources Pharmaceutical Group, Ltd.	125,936
274,136	China Southern Airlines Co., Ltd. - Series H	148,819
346,338	China Telecom Corp., Ltd. - Series H	104,057
182,941	CNOOC, Ltd.	175,967
229,428	COSCO SHIPPING Holdings Co Ltd. (a)	113,185
111,014	CSPC Pharmaceutical Group Ltd.	216,705
1,951	GDS Holdings, Ltd. - ADR (a)(b)	159,650
607,819	Industrial & Commercial Bank of China Ltd. - Series H	316,610
8,258	JD.com, Inc. - ADR (a)	640,903
100,483	Jiangxi Copper Co., Ltd. Series H	112,990
54,570	Kingdee International Software Group Co., Ltd.	142,335
73,672	Legend Holdings Corp.	89,775
158,377	Lenovo Group Ltd.	104,713
55,230	Li Ning Co., Ltd.	259,874
27,030	Longfor Properties Co., Ltd.	153,157
4,705	Momo, Inc. - ADR	64,741
918	NetEase, Inc. - ADR	417,387
1,690	New Oriental Education & Technology Group, Inc. - ADR (a)	252,655
172,318	PICC Property & Casualty Co., Ltd. - Series H	121,046
59,229	Ping An Insurance Group Co. of China, Ltd. - Series H	614,847
49,665	Shandong Weigao Group Medical Polymer Co Ltd.	99,371
3,606	SINA Corp. (a)	153,652
195,453	Sinopec Engineering Group Co Ltd. Series H	72,249
45,494	Sinopharm Group Co., Ltd.	96,138
8,294	Sunny Optical Technology Group Co., Ltd.	128,825
3,598	TAL Education Group - ADR (a)	273,592
71,308	Tencent Holdings Ltd.	4,816,384
136,824	Tingyi Cayman Islands Holding Corp.	242,274
100,731	Uni-President China Holdings Ltd.	92,381
21,340	Vipshop Holdings Ltd. - ADR (a)(b)	333,758
8,530	WuXi AppTec Co Ltd.	123,353
7,819	Wuxi Biologics Cayman Inc. (a)	191,629
86,748	Xinyi Solar Holdings Ltd.	138,298

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
120,761	Yanzhou Coal Mining Co Ltd. Series H	$90,244
20,942	Yihai International Holding Ltd.	328,936
6,045	Yum China Holdings, Inc.	320,083

		22,280,536

	Egypt - 0.38%
54,211	Commercial International Bank Egypt SAE	228,821
129,005	Eastern Co. SAE	98,653

		327,474

	Hong Kong - 2.45%
34,569	Beijing Enterprises Holdings Ltd.	104,214
431,103	Bosideng International Holdings Ltd.	134,500
49,767	China Mengniu Dairy Co., Ltd.	234,738
51,816	China Mobile Ltd.	332,622
15,171	China Resources Beer Holdings Co., Ltd.	93,178
89,903	China Resources Cement Holdings, Ltd.	123,594
63,200	China Taiping Insurance Holdings Co., Ltd.	96,899
202,791	China Unicom Hong Kong Ltd.	133,110
143,338	CITIC Ltd.	106,282
43,417	Kingboard Chemical Holdings, Ltd.	143,640
195,089	Kunlun Energy Co., Ltd.	128,822
38,821	Semiconductor Manufacturing International Corp. (a)	90,886
134,762	Sino Biopharmaceutical Ltd.	147,570
100,529	Sun Art Retail Group Ltd.	111,613
612,961	Yuexiu Property Co., Ltd.	120,330

		2,101,998

	Hungary - 0.24%
16,022	MOL Hungarian Oil & Gas Plc	87,210
5,750	Richter Gedeon Nyrt	121,372

		208,582

	India - 9.24%
6,122	Asian Paints Ltd.	164,954
8,101	Aurobindo Pharma Ltd.	87,724
7,134	Avenue Supermarts Ltd. (a)	213,278
18,559	Berger Paints India Ltd.	147,075
22,506	Bharti Airtel Ltd.	128,679
17,031	Biocon Ltd.	103,333
2,057	Britannia Industries Ltd.	106,161
7,870	Colgate-Palmolive India Ltd.	153,153
15,965	Dabur India Ltd.	110,664
5,602	Divi’s Laboratories Ltd.	231,927
4,115	Dr. Reddy’s Laboratories Ltd.	288,185
14,668	Grasim Industries Ltd.	148,471
36,488	HCL Technologies Ltd.	402,284
5,869	HDFC Asset Management Co., Ltd.	181,246
11,862	HDFC Life Insurance Co., Ltd. (a)	90,051
74,700	Hindalco Industries Ltd.	178,491
12,801	Hindustan Unilever Ltd.	359,743
15,350	Housing Development Finance Corp. Ltd.	363,836
25,648	ICICI Bank Ltd.	124,014
7,321	ICICI Lombard General Insurance Co., Ltd. (a)	128,937
23,569	Indraprastha Gas Ltd.	124,142
57,688	Infosys Ltd.	793,219
7,952	InterGlobe Aviation Ltd.	134,180
35,154	LIC Housing Finance Ltd.	132,206
19,797	Marico Ltd.	97,514
1,127	Nestle India Ltd.	243,216

Number of Shares		Value
	India (Continued)
142,033	Oil & Natural Gas Corp. Ltd.	$133,650
370	Page Industries Ltd.	107,151
6,710	Piramal Enterprises Ltd.	114,344
125,009	REC Ltd.	168,445
21,930	Reliance Industries Ltd.	665,091
8,054	SBI Life Insurance Co., Ltd. (a)	88,631
13,263	Shriram Transport Finance Co Ltd.	111,949
10,654	Tata Consultancy Services Ltd.	360,451
16,464	Tata Consumer Products Ltd.	111,699
151,406	Tata Motors Ltd. (a)	274,705
3,068	Torrent Pharmaceuticals Ltd.	116,586
139,798	Vedanta Ltd.	260,770
40,542	Wipro Ltd.	172,530

		7,922,685

	Indonesia - 1.57%
1,331,115	Adaro Energy Tbk PT	102,238
71,897	Bank Central Asia Tbk PT	131,241
2,332,960	Barito Pacific Tbk PT (a)	124,712
268,974	Charoen Pokphand Indonesia Tbk PT	102,959
285,257	Indah Kiat Pulp & Paper Corp. Tbk PT	173,153
296,654	Indofood Sukses Makmur Tbk PT	143,078
1,215,482	Kalbe Farma Tbk PT	126,999
2,038,627	Perusahaan Gas Negara PT	127,546
864,276	PT Ace Hardware Indonesia Tbk	92,741
463,270	Telekomunikasi Indonesia Persero Tbk PT	79,990
260,065	Unilever Indonesia Tbk PT	141,908

		1,346,565

	Luxembourg - 0.12%
5,983	Reinet Investments SCA	103,336

	Mexico - 1.36%
400,485	America Movil SAB de CV - Series L	250,128
70,120	Becle SAB de CV	142,577
484,811	Cemex SAB de CV	183,957
9,053	Gruma SAB de CV - Series B	100,186
70,159	Grupo Bimbo SAB de CV - Series A	130,536
53,835	Grupo Mexico SAB de CV - Series B	137,025
93,130	Wal-Mart de Mexico SAB de CV	222,848

		1,167,257

	Philippines - 0.61%
5,802	Globe Telecom, Inc.	248,866
1,399,258	Metro Pacific Investments Corp.	101,107
3,172	PLDT, Inc.	87,170
4,935	SM Investments Corp.	90,001

		527,144

	Poland - 0.81%
1,206	CD Projekt SA (a)	130,583
4,277	Dino Polska SA (a)	251,597
7,868	Grupa Lotos SA	70,180
89	LPP SA	151,247
7,760	Polski Koncern Naftowy Orlen SA	92,097

		695,704

	Qatar - 0.86%
91,205	Masraf Al Rayan QSC	104,434
137,960	Ooredoo QPSC	254,172
27,710	Qatar Islamic Bank SAQ	125,707
50,280	Qatar National Bank QPSC	251,723

		736,036

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Republic of Korea - 12.61%
932	Alteogen, Inc. (a)	$143,008
925	Amorepacific Corp.	128,955
20,403	BNK Financial Group, Inc.	88,279
1,091	Celltrion Healthcare Co Ltd. (a)	81,838
1,264	Celltrion Pharm, Inc. (a)	122,119
502	Celltrion, Inc. (a)	110,422
8,743	Cheil Worldwide, Inc.	156,612
330	CJ CheilJedang Corp.	111,387
1,860	CJ Corp.	129,157
2,258	Daelim Industrial Co Ltd.	149,239
5,452	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	110,618
2,578	DB Insurance Co., Ltd.	99,631
6,073	GS Engineering & Construction Corp.	125,092
5,093	GS Holdings Corp.	134,843
5,533	Hana Financial Group, Inc.	132,920
4,323	Hankook Tire Co., Ltd.	116,491
5,513	Hanwha Corp.	118,537
1,656	HLB CO Ltd. (a)	145,981
4,188	Hyundai Engineering & Construction Co., Ltd.	108,714
1,403	Hyundai Glovis Co., Ltd.	172,507
5,096	Hyundai Marine & Fire Insurance Co., Ltd.	97,488
720	Hyundai Mobis Co., Ltd.	141,252
16,741	Industrial Bank of Korea	114,360
925	Kakao Corp.	287,632
4,354	KB Financial Group, Inc.	140,199
5,113	Kia Motors Corp.	205,041
2,968	KMW Co Ltd. (a)	198,369
2,292	Korea Gas Corp.	48,118
272	LG Chemical Ltd.	151,822
2,269	LG Electronics, Inc.	177,737
236	LG Household & Health Care Ltd.	291,237
15,796	LG Uplus Corp.	155,190
46,426	Meritz Securities Co., Ltd.	128,659
1,315	Naver Corp.	334,169
449	NCSoft Corp.	309,421
1,006	Orion Corp/Republic of Korea	112,724
681	Pearl Abyss Corp. (a)	117,275
1,183	POSCO	198,051
8,295	Posco International Corp.	94,721
368	Samsung Biologics Co., Ltd. (a)	216,950
998	Samsung C&T Corp.	89,564
1,070	Samsung Electro-Mechanics Co., Ltd.	126,805
62,322	Samsung Electronics Co., Ltd.	3,093,923
463	Samsung SDI Co., Ltd.	171,041
871	Seegene, Inc.	196,395
1,290	Shin Poong Pharmaceutical Co Ltd. (a)	138,994
7,430	Shinhan Financial Group Co., Ltd.	174,312
529	Shinsegae, Inc.	95,716
5,371	SK Hynix, Inc.	385,008
3,601	Woongjin Coway Co., Ltd.	244,909
12,323	Woori Financial Group Inc.	90,107

		10,813,539

	Russian Federation - 3.19%
46,472	Gazprom PJSC - ADR	202,618
8,407	LUKOIL PJSC - ADR	482,646
9,067	Magnit PJSC	135,161
11,364	MMC Norilsk Nickel PJSC - ADR	274,441
12,192	Mobile TeleSystems PJSC - ADR	106,436

Number of Shares		Value
	Russian Federation (Continued)
2,122	Polyus PJSC - GDR (d)	$223,559
20,711	Rosneft Oil Co PJSC - ADR (a)(d)	102,325
30,029	Sberbank of Russia PJSC - ADR	350,438
9,904	Severstal PJSC - GDR (d)	125,743
36,200	Surgutneftegas OJSC - ADR	160,909
4,243	Tatneft PJSC - ADR	149,697
132,595	VTB Bank PJSC - GDR (d)	110,541
3,865	X5 Retail Group NV	142,834
2,515	Yandex NV (a)(b)	164,104

		2,731,452

	South Africa - 3.39%
21,809	Absa Group Ltd.	115,556
2,203	Anglo American Platinum, Ltd.	152,525
5,801	AngloGold Ashanti Ltd.	151,752
20,362	Aspen Pharmacare Holdings Ltd.	145,366
7,292	Bid Corp. Ltd.	112,190
1,711	Capitec Bank Holdings Ltd.	105,383
7,902	Clicks Group, Ltd.	104,611
50,165	FirstRand Ltd.	123,099
17,627	Gold Fields Ltd.	215,642
19,194	Impala Platinum Holdings Ltd.	166,771
4,843	Kumba Iron Ore, Ltd.	143,064
13,842	Mr. Price Group Ltd.	108,541
19,305	MultiChoice Group Ltd.	111,514
2,263	Naspers Ltd. - N Shares	399,700
21,482	Nedbank Group Ltd.	128,549
17,408	Northam Platinum Ltd. (a)	176,937
187,980	Old Mutual Ltd.	115,868
147,832	Pepkor Holdings Ltd.	98,319
17,604	Standard Bank Group Ltd.	113,066
57,566	Woolworths Holdings Ltd.	120,742

		2,909,195

	South Korea - 0.07%
948	Lotte Shopping Co Ltd.	63,559

	Taiwan, Province of China - 13.37%
28,514	Accton Technology Corp.	220,604
113,505	Acer, Inc.	97,801
32,709	Advantech Co., Ltd.	330,992
6,516	Airtac International Group	148,232
2,168	ASMedia Technology, Inc.	109,923
69,121	Cathay Financial Holding Co., Ltd.	92,535
32,975	Chailease Holding Co., Ltd.	151,052
43,026	Chicony Electronics Co., Ltd.	125,608
180,807	China Life Insurance Co., Ltd.	124,809
187,746	Compal Electronics, Inc.	124,166
13,580	Delta Electronics, Inc.	89,172
169,746	E.SUN Financial Holdings Co., Ltd.	151,174
11,065	Eclat Textile Co., Ltd.	138,352
161,701	Evergreen Marine Corp. Taiwan Ltd. (a)	89,147
47,543	Feng TAY Enterprise Co., Ltd.	287,003
103,394	Fubon Financial Holding Co., Ltd.	150,450
6,782	Globalwafers Co., Ltd.	90,745
127,951	Hon Hai Precision Industry Co., Ltd.	343,998
1,054	Largan Precision Co., Ltd.	123,433
56,679	Lite-On Technology Corp.	90,783
19,435	MediaTek, Inc.	411,808
34,179	Micro-Star International Co., Ltd.	157,790
22,253	Nien Made Enterprise Co., Ltd.	265,924
13,853	Novatek Microelectronics Corp.	127,784

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Taiwan, Province of China (Continued)
107,426	Pou Chen Corp.	$97,573
33,661	Powertech Technology, Inc.	101,227
26,608	President Chain Store Corp.	242,189
36,197	Quanta Computer, Inc.	95,051
23,737	Realtek Semiconductor Corp.	304,269
427,176	Shin Kong Financial Holding Co., Ltd.	119,373
68,905	Standard Foods Corp.	145,359
75,296	Taiwan Cement Corp.	108,331
33,743	Taiwan Mobile Co., Ltd.	112,779
318,653	Taiwan Semiconductor Manufacturing Co., Ltd.	4,793,841
138,249	Uni-President Enterprises Corp.	299,414
412,333	United Microelectronics Corp.	406,716
32,634	Vanguard International Semiconductor Corp.	109,172
9,815	Win Semiconductors Corp.	97,867
91,174	Wistron Corp.	94,554
6,434	Wiwynn Corp.	146,237
10,373	Yageo Corp.	127,374
9,756	Yuanta Financial Holding Co Ltd.	6,040

		11,450,651

	Thailand - 1.38%
20,684	Advanced Info Service PCL - NVDR	112,056
77,961	B Grimm Power PCL	104,377
26,426	Bangkok Bank PCL	80,520
121,550	Charoen Pokphand Foods PCL	107,736
61,152	CP ALL PCL - NVDR	116,574
177,820	Gulf Energy Development PCL - NVDR	171,601
253,363	Home Product Center PCL - NVDR	115,513
79,676	Muangthai Capital PCL - NVDR	124,828
125,548	Osotspa PCL - NVDR	139,159
68,680	SRISAWAD CORP PCL	106,528

		1,178,892

	Turkey - 1.12%
176,271	Akbank Turk AS	116,114
21,788	Anadolu Efes Biracilik Ve Malt Sanayii AS	58,167
25,776	BIM Birlesik Magazalar AS	231,112
115,676	Haci Omer Sabanci Holding AS	124,274
41,700	KOC Holding AS	78,949
106,286	Turkiye Garanti Bankasi AS	97,146
235,956	Turkiye Is Bankasi - Series C	163,356
315,645	Yapi ve Kredi Bankasi AS (a)	87,110

		956,228

	United Arab Emirates - 0.11%
19,902	Emirates Telecommunications Group Co. PJSC	90,452

	Total Common Stocks (Cost $56,736,568)	75,486,835

	INVESTMENT COMPANIES - 9.23%
	China - 7.23%
37,412	iShares Core MSCI Emerging Markets ETF	1,975,354
107,060	KraneShares Bosera MSCI China ETF - Class A (b)	4,225,658

		6,201,012

	Saudi Arabia - 2.00%
57,763	iShares MSCI Saudi Arabia ETF (b)	1,715,561

	Total Investment Companies (Cost $6,971,529)	7,916,573

Number of Shares		Value
	PREFERRED STOCKS - 2.51%
	Brazil - 1.30%
58,583	Banco Bradesco SA - Preference Shares	$203,312
56,982	Cia Energetica de Minas Gerais - Preference Shares	102,379
65,761	Itau Unibanco Holding SA - Preference Shares	264,875
64,997	Itausa - Investimentos Itau SA - Preference Shares	102,312
24,467	Lojas Americanas SA	123,078
66,546	Petroleo Brasileiro SA - Preference Shares	233,437
10,732	Telefonica Brasil SA - Preference Shares	83,205

		1,112,598

	Republic of Korea - 1.21%
3,482	Amorepacific Corp. - Preference Shares	171,440
393	LG Household & Health Care Ltd. - Preference Shares	237,460
14,623	Samsung Electronics Co., Ltd. - Preference Shares	629,388

		1,038,288

	Total Preferred Stocks (Cost $1,993,615)	2,150,886

	RIGHTS - 0.00%
	Taiwan, Province of China - 0.00%
5,446	Shin Kong Financial Holding Co Ltd. (e)(f)(g)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.42%
	Money Market Funds - 0.42%
362,094	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	362,094

	Total Short Term Investments (Cost $362,094)	362,094

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.44%
4,666,867	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (c)	4,666,867

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $4,666,867)	4,666,867

	Total Investments (Cost $70,730,673) - 105.64%	90,583,255
	Liabilities in Excess of Other Assets - (5.64)%	(4,835,541)

	TOTAL NET ASSETS - 100.00%	$85,747,714

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2020.
(d)	Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $683,402, which represents 0.80% of total net assets.
(e)	As of September 30, 2020, the Valuation Committee has fair valued this security. The value of this security was $0, which represents 0.00% of total net assets.
(f)	This security has been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of this security totals $0, which represents 0.00% of total net assets.
(g)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

Glossary of Terms

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2020

COMMON STOCKS
Air Freight & Logistics	0.33%
Airlines	0.54%
Auto Components	0.30%
Automobiles	0.68%
Banks	6.33%
Beverages	0.62%
Biotechnology	0.78%
Building Products	0.16%
Capital Markets	0.77%
Chemicals	0.69%
Commercial Services & Supplies	0.35%
Communications Equipment	0.49%
Construction & Engineering	0.53%
Construction Materials	1.12%
Consumer Finance	0.40%
Department Stores	0.07%
Diversified Consumer Services	1.20%
Diversified Financial Services	0.78%
Diversified Telecommunication Services	0.80%
Electric Utilities	0.10%
Electrical Equipment	0.38%
Electronic Equipment, Instruments & Components	1.60%
Entertainment	0.90%
Food & Staples Retailing	2.67%
Food Products	3.26%
Gas Utilities	0.47%
Health Care Equipment & Supplies	0.12%
Health Care Providers & Services	0.48%
Health Care Technology	0.25%
Hotels, Restaurants & Leisure	0.55%
Household Durables	0.97%
Household Products	0.76%
Independent Power and Renewable Electricity Producers	0.32%
Industrial Conglomerates	0.71%
Insurance	2.69%
Interactive Media & Services	1.29%
Internet & Direct Marketing Retail	10.59%
Internet Software & Services	0.19%
IT Services	8.21%
Leisure Products	0.17%
Life Sciences Tools & Services	0.89%
Machinery	0.30%
Marine	0.24%
Media	0.78%
Metals & Mining	3.68%
Multiline Retail	1.12%
Oil, Gas & Consumable Fuels	3.72%
Paper & Forest Products	0.20%

Personal Products	0.72%
Pharmaceuticals	2.18%
Real Estate Management & Development	0.72%
Semiconductors & Semiconductor Equipment	12.18%
Software	0.72%
Specialty Retail	0.85%
Technology Hardware, Storage & Peripherals	1.70%
Textiles, Apparel & Luxury Goods	1.59%
Thrifts & Mortgage Finance	0.58%
Tobacco	0.12%
Trading Companies & Distributors	0.11%
Water Utilities	0.15%
Wireless Telecommunication Services	1.87%

TOTAL COMMON STOCKS	88.04%

INVESTMENT COMPANIES
Exchange Traded Funds	9.23%

TOTAL INVESTMENT COMPANIES	9.23%

PREFERRED STOCKS
Banks	0.67%
Diversified Telecommunication Services	0.10%
Electric Utilities	0.12%
Multiline Retail	0.14%
Oil, Gas & Consumable Fuels	0.27%
Personal Products	0.48%
Semiconductors & Semiconductor Equipment	0.73%

TOTAL PREFERRED STOCKS	2.51%

RIGHTS
Insurance	0.00%

TOTAL RIGHTS	0.00%

SHORT TERM INVESTMENTS
Money Market Funds	0.42%

TOTAL SHORT TERM INVESTMENTS	0.42%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	5.44%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	5.44%

TOTAL INVESTMENTS	105.64%
Liabilities in Excess of Other Assets	(5.64)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS - 91.18%
	Aerospace & Defense - 0.76%
509	Aerojet Rocketdyne Holdings, Inc. (a)	$20,304
281	AeroVironment, Inc. (a)	16,863
2,116	Astronics Corp. (a)	16,335
938	Axon Enterprise, Inc. (a)	85,077
992	BWX Technologies, Inc.	55,859
358	Curtiss-Wright Corp.	33,387
555	Ducommun, Inc. (a)	18,271
525	Hexcel Corp.	17,614
835	Howmet Aerospace, Inc.	13,961
324	Huntington Ingalls Industries, Inc.	45,603
1,178	Kratos Defense & Security Solutions, Inc. (a)	22,712
865	Maxar Technologies, Inc.	21,573
411	Moog, Inc. - Class A	26,111
908	Parsons Corp. (a)	30,454
1,178	Textron, Inc.	42,514
1,203	Vectrus, Inc. (a)	45,714
1,248	Virgin Galactic Holdings, Inc. (a)(b)	23,999

		536,351

	Air Freight & Logistics - 0.38%
612	Atlas Air Worldwide Holdings, Inc. (a)(b)	37,271
2,482	Echo Global Logistics, Inc. (a)	63,961
364	Forward Air Corp.	20,886
466	Hub Group, Inc. - Class A (a)	23,391
8,035	Radiant Logistics, Inc. (a)	41,300
978	XPO Logistics, Inc. (a)	82,797

		269,606

	Airlines - 0.15%
1,282	Alaska Air Group, Inc.	46,960
444	Copa Holdings SA - Class A	22,351
4,708	Mesa Air Group, Inc. (a)	13,888
750	SkyWest, Inc.	22,395

		105,594

	Auto Components - 0.68%
3,589	American Axle & Manufacturing Holdings, Inc. (a)	20,709
1,576	BorgWarner, Inc. (b)	61,054
968	Cooper Tire & Rubber Co. (b)	30,686
1,536	Dana, Inc.	18,923
404	Dorman Products, Inc. (a)	36,513
381	Fox Factory Holding Corp. (a)(b)	28,320
2,772	Gentex Corp.	71,379
464	Gentherm, Inc. (a)	18,978
2,143	Goodyear Tire & Rubber Co.	16,437
258	LCI Industries	27,423
341	Lear Corp.	37,186
2,834	Modine Manufacturing Co. (a)	17,712
865	Motorcar Parts of America, Inc. (a)	13,459
340	Standard Motor Products, Inc.	15,181
1,594	Stoneridge, Inc. (a)	29,282
216	Visteon Corp. (a)	14,952
472	Workhorse Group, Inc. (a)	11,932
550	XPEL, Inc. (a)	14,344

		484,470

	Automobiles - 0.18%
757	Harley-Davidson, Inc.	18,577
791	Thor Industries, Inc. (b)	75,351

Number of Shares		Value
	Automobiles (Continued)
674	Winnebago Industries, Inc.	$34,825

		128,753

	Banks - 2.58%
920	Ameris Bancorp	20,958
14	Arrow Financial Corp.	354
1,911	Associated Banc-Corp.	24,117
693	Atlantic Union Bankshares Corp.	14,809
562	BancFirst Corp.	22,952
1,166	Banco Latinoamericano de Comercio Exterior SA - Class E	14,167
3,049	Bancorp, Inc. (a)	26,343
758	BancorpSouth, Inc.	14,690
455	Bank of Hawaii Corp.	22,987
1,046	Bank OZK (b)	22,301
1,592	BankUnited, Inc.	34,881
306	BOK Financial Corp.	15,762
340	City Holding Co.	19,587
1,273	Comerica, Inc.	48,692
1,127	Commerce Bancshares, Inc.	63,439
435	Community Bank Systems, Inc.	23,690
991	Cullen Frost Bankers, Inc. (b)	63,374
1,558	Customers Bancorp, Inc. (a)	17,450
579	Eagle Bancorp, Inc.	15,511
1,796	East West Bancorp, Inc.	58,801
953	Enterprise Financial Services Corp.	25,988
2,369	F.N.B. Corp.	16,062
1,281	Farmers National Banc Corp.	13,989
3,691	First BanCorp (Puerto Rico)	19,267
105	First Citizens BancShares, Inc. - Class A	33,472
1,398	First Financial Bancorp.	16,783
1,556	First Financial Bankshares, Inc. (b)	43,428
1,124	First Hawaiian, Inc.	16,264
5,258	First Horizon National Corp.	49,583
936	First Internet Bancorp	13,787
291	First Savings Financial Group, Inc.	15,813
1,790	Fulton Financial Corp.	16,701
667	Glacier Bancorp, Inc.	21,377
1,650	HBT Financial, Inc.	18,513
1,517	Hilltop Holdings, Inc.	31,220
985	Home BancShares, Inc. (b)	14,933
2,162	Hope Bancorp, Inc.	16,399
1,337	Independent Bank Corp.	16,806
412	Independent Bank Group, Inc.	18,202
879	International Bancshares Corp.	22,907
400	Lakeland Financial Corp. (b)	16,480
2,210	Macatawa Bank Corp.	14,431
1,438	Metrocity Bankshares, Inc.	18,938
971	MVB Financial Corp.	15,507
328	Nicolet Bankshares, Inc. (a)	17,912
885	Northeast Bank	16,284
1,437	Old National Bancorp	18,049
2,471	Old Second Bancorp, Inc.	18,520
1,432	Parke Bancorp, Inc.	17,098
503	Pinnacle Financial Partners, Inc.	17,902
1,431	Popular, Inc.	51,902
551	Preferred Bank	17,698
700	Prosperity Bancshares, Inc.	36,281
658	Sandy Spring Bancorp, Inc.	15,187
838	ServisFirst Bancshares, Inc.	28,517

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Banks (Continued)
1,465	Shore Bancshares, Inc.	$16,086
634	Signature Bank (b)	52,616
919	Simmons First National Corp. - Class A	14,571
1,815	Sterling Bancorp	19,094
558	Stock Yards Bancorp, Inc.	18,994
2,278	Synovus Financial Corp.	48,225
840	TCF Financial Corp.	19,622
496	Texas Capital Bancshares, Inc. (a)	15,440
1,000	The Bank of N.T. Butterfield & Son, Ltd.	22,280
1,271	TriState Capital Holdings, Inc. (a)	16,828
342	UMB Financial Corp.	16,761
1,263	Unity Bancorp, Inc.	14,626
3,562	Valley National Bancorp	24,400
527	Washington Trust Bancorp, Inc.	16,158
976	Webster Financial Corp.	25,776
799	WesBanco, Inc.	17,067
901	West Bancorporation, Inc.	14,272
295	WestAmerica Bancorporation	16,033
1,599	Western Alliance Bancorp	50,560
852	Wintrust Financial Corp.	34,123
1,851	Zions Bancorporation	54,086

		1,834,683

	Beverages - 0.67%
220	Boston Beer Co., Inc. - Class A (a)(b)	194,339
5,293	Celsius Holdings, Inc. (a)	120,204
197	Coca-Cola Consolidated, Inc.	47,414
552	National Beverage Corp. (a)(b)	37,542
12,037	NewAge, Inc. (a)	20,824
3,800	Primo Water Corp.	53,960

		474,283

	Biotechnology - 5.26%
1,051	ACADIA Pharmaceuticals, Inc. (a)	43,354
317	Acceleron Pharma, Inc. (a)	35,672
4,854	Achillion Pharmaceuticals, Inc. (a)(d)(e)(f)	2,233
5,903	Aduro Biotech, Inc. (a)	14,344
1,316	Adverum Biotechnologies, Inc. (a)	13,555
4,880	Affimed NV (a)	16,543
561	Agios Pharmaceuticals, Inc. (a)	19,635
7,738	Akebia Therapeutics, Inc. (a)	19,422
371	Albireo Pharma, Inc. (a)	12,380
1,894	Alkermes PLC (a)	31,384
449	Allogene Therapeutics, Inc. (a)(b)	16,932
3,772	AMAG Pharmaceuticals, Inc. (a)	35,457
1,266	Amicus Therapeutics, Inc. (a)	17,876
511	Apellis Pharmaceuticals, Inc. (a)(b)	15,417
660	Applied Therapeutics, Inc. (a)	13,702
445	Arcturus Therapeutics Holdings, Inc. (a)	19,090
894	Arcus Biosciences, Inc. (a)	15,323
672	Arena Pharmaceuticals, Inc. (a)	50,259
1,321	Arrowhead Pharmaceuticals, Inc. (a)(b)	56,882
7,766	Athersys, Inc. (a)(b)	15,144
1,826	Avenue Therapeutics, Inc. (a)	19,776
2,170	Avid Bioservices, Inc. (a)	16,535
4,465	BioCryst Pharmaceuticals, Inc. (a)(b)	15,337
311	Biohaven Pharmaceutical Holding Co., Ltd. (a)	20,218
281	BioSpecifics Technologies Corp. (a)	14,845
380	Bioxcel Therapeutics, Inc. (a)	16,477
182	Blueprint Medicines Corp. (a)	16,871

Number of Shares		Value
	Biotechnology (Continued)
1,016	BrainStorm Cell Therapeutics, Inc. (a)	$17,191
388	Bridgebio Pharma, Inc. (a)(b)	14,558
4,328	Calithera Biosciences, Inc. (a)	14,932
620	CareDx, Inc. (a)(b)	23,523
3,830	Cassava Sciences, Inc. (a)(b)	44,083
531	Castle Biosciences, Inc. (a)	27,320
16,439	Catalyst Pharmaceuticals, Inc. (a)	48,824
1,436	CEL-SCI Corp. (a)(b)	18,309
374	ChemoCentryx, Inc. (a)	20,495
5,607	Cidara Therapeutics, Inc. (a)	15,980
1,980	Coherus Biosciences, Inc. (a)(b)	36,313
770	Constellation Pharmaceuticals, Inc. (a)	15,600
273	Cortexyme, Inc. (a)	13,650
965	Cue Biopharma, Inc. (a)	14,523
1,918	Cyclerion Therapeutics, Inc. (a)	11,661
874	Cytokinetics, Inc. (a)	18,922
346	Deciphera Pharmaceuticals, Inc. (a)(b)	17,750
541	Denali Therapeutics, Inc. (a)(b)	19,384
1,295	DermTech, Inc. (a)	15,475
1,812	Dicerna Pharmaceuticals, Inc. (a)	32,598
1,310	Eagle Pharmaceuticals, Inc. (a)	55,649
445	Editas Medicine, Inc. (a)(b)	12,487
410	Eidos Therapeutics, Inc. (a)	20,717
805	Emergent BioSolutions, Inc. (a)	83,181
397	Enanta Pharmaceuticals, Inc. (a)	18,175
1,092	Epizyme, Inc. (a)	13,028
6,253	Exelixis, Inc. (a)	152,886
451	Fate Therapeutics, Inc. (a)	18,026
2,514	Fennec Pharmaceuticals, Inc. (a)	15,235
451	FibroGen, Inc. (a)	18,545
1,539	Flexion Therapeutics, Inc. (a)	16,021
4,931	Fortress Biotech, Inc. (a)	19,921
850	Frequency Therapeutics, Inc. (a)	16,328
378	Global Blood Therapeutics, Inc. (a)(b)	20,843
1,156	Halozyme Therapeutics, Inc. (a)(b)	30,380
1,144	Harpoon Therapeutics, Inc. (a)	19,437
186	IGM Biosciences, Inc. (a)	13,729
4,239	ImmunoGen, Inc. (a)	15,260
1,600	Immunomedics, Inc. (a)	136,048
470	Immunovant, Inc. (a)	16,539
1,032	Inovio Pharmaceuticals, Inc. (a)(b)	11,971
495	Insmed, Inc. (a)	15,909
627	Intellia Therapeutics, Inc. (a)	12,465
965	Invitae Corp. (a)(b)	41,833
959	Ionis Pharmaceuticals, Inc. (a)	45,505
852	Iovance Biotherapeutics, Inc. (a)	28,048
4,300	Ironwood Pharmaceuticals, Inc. - Class A (a)	38,678
1,698	Jounce Therapeutics, Inc. (a)(b)	13,856
4,089	Kadmon Holdings, Inc. (a)	16,029
204	Karuna Therapeutics, Inc. (a)	15,773
978	Kiniksa Pharmaceuticals Ltd. - Class A (a)	14,983
330	Kodiak Sciences, Inc. (a)	19,539
450	Krystal Biotech, Inc. (a)	19,373
34,436	Lexicon Pharmaceuticals, Inc. (a)(b)	49,588
119	Madrigal Pharmaceuticals, Inc. (a)(b)	14,129
7,439	MannKind Corp. (a)	13,985
902	Mersana Therapeutics, Inc. (a)	16,795
382	Mirati Therapeutics, Inc. (a)	63,431
1,298	Molecular Templates, Inc. (a)	14,174
778	Momenta Pharmaceuticals, Inc. (a)	40,829

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Biotechnology (Continued)
6,684	Myriad Genetics, Inc. (a)	$87,159
2,144	NantKwest, Inc. (a)	14,869
1,000	Natera, Inc. (a)	72,240
1,357	Neoleukin Therapeutics, Inc. (a)	16,284
832	Neurocrine Biosciences, Inc. (a)	80,005
407	Novavax, Inc. (a)(b)	44,098
4,629	OPKO Health, Inc. (a)(b)	17,081
2,749	Ovid therapeutics, Inc. (a)	15,779
6,347	PDL BioPharma, Inc. (a)	19,993
2,178	Pfenex, Inc. (a)	27,770
1,355	Prothena Corp Plc (a)	13,536
491	PTC Therapeutics, Inc. (a)	22,954
8,126	Puma Biotechnology, Inc. (a)(b)	81,991
2,675	Radius Health, Inc. (a)	30,335
15,381	Recro Pharma, Inc. (a)	32,300
379	Repligen Corp. (a)	55,918
808	Replimune Group, Inc. (a)	18,600
713	Retrophin, Inc. (a)	13,162
610	Rocket Pharmaceuticals, Inc. (a)	13,945
1,474	Sangamo Therapeutics, Inc. (a)	13,929
590	Sarepta Therapeutics, Inc. (a)	82,854
7,262	Selecta Biosciences, Inc. (a)	18,010
1,374	SERES THERAPEUTICS, Inc. (a)	38,898
1,532	Sorrento Therapeutics, Inc. (a)(b)	17,082
339	SpringWorks Therapeutics, Inc. (a)	16,160
6,964	Stereotaxis, Inc. (a)	24,931
871	Syndax Pharmaceuticals, Inc. (a)	12,856
2,005	Syros Pharmaceuticals, Inc. (a)(b)	17,724
1,046	TG Therapeutics, Inc. (a)(b)	27,991
1,150	Translate Bio, Inc. (a)	15,652
231	Turning Point Therapeutics, Inc. (a)	20,180
316	Twist Bioscience Corp. (a)(b)	24,007
423	Ultragenyx Pharmaceutical, Inc. (a)(b)	34,766
1,170	United Therapeutics Corp. (a)	118,170
6,125	Vanda Pharmaceuticals, Inc. (a)	59,168
2,480	Vaxart, Inc. (a)(b)	16,492
4,304	VBI Vaccines, Inc. (a)(b)	12,309
2,390	Veracyte, Inc. (a)	77,651
3,438	Vericel Corp. (a)	63,706
546	Viela Bio, Inc. (a)	15,332
552	Vir Biotechnology, Inc. (a)(b)	18,950
1,277	XBiotech, Inc. (a)	24,378
665	Xencor, Inc. (a)	25,795
458	Y-mAbs Therapeutics, Inc. (a)	17,583

		3,737,675

	Building Products - 2.10%
1,860	A. O. Smith Corp. - Class A	98,208
727	AAON, Inc.	43,802
599	Advanced Drainage Systems, Inc.	37,402
995	Allegion PLC (b)	98,415
1,610	Alpha Pro Tech, Ltd. (a)	23,796
363	American Woodmark Corp. (a)	28,510
897	Apogee Enterprises, Inc.	19,169
528	Armstrong World Industries, Inc.	36,332
3,845	Builders FirstSource, Inc. (a)	125,424
1,959	Caesarstone, Ltd.	19,198
4,991	Cornerstone Building Brands, Inc. (a)	39,828
450	CSW Industrials, Inc.	34,762

Number of Shares		Value
	Building Products (Continued)
1,905	Fortune Brands Home & Security, Inc.	$164,821
1,017	Griffon Corp.	19,872
1,046	Insteel Industries, Inc.	19,560
2,018	JELD-WEN Holding, Inc. (a)	45,607
443	Lennox International, Inc.	120,766
353	Masonite International Corp. (a)	34,735
1,361	Owens Corning, Inc.	93,650
485	Patrick Industries, Inc.	27,897
1,608	PGT Innovations, Inc. (a)	28,172
1,328	Quanex Building Products Corp. (b)	24,488
1,857	Resideo Technologies, Inc. (a)	20,427
749	Simpson Manufacturing Co., Inc.	72,773
2,048	Trex Co., Inc. (a)(b)	146,637
1,254	UFP Industries, Inc.	70,864

		1,495,115

	Capital Markets - 2.30%
287	Affiliated Managers Group, Inc. (b)	19,625
1,462	Ares Management Corp. - Class A	59,094
1,629	Artisan Partners Asset Management, Inc. - Class A	63,515
1,168	B. Riley Financial, Inc.	29,270
4,399	Brightsphere Investment Group, Inc.	56,747
733	Cohen & Steers, Inc.	40,857
2,109	Cowen Group, Inc. - Class A	34,313
214	Diamond Hill Investment Group, Inc.	27,032
4,065	Donnelley Financial Solutions, Inc. (a)	54,308
1,675	Eaton Vance Corp.	63,901
762	Evercore, Inc. - Class A	49,881
539	FactSet Research Systems, Inc.	180,500
1,946	Federated Investors, Inc. - Class B	41,858
681	Focus Financial Partners, Inc. - Class A (a)	22,330
2,298	GAMCO Investors, Inc. - Class A	26,588
2,893	Greenhill & Co., Inc.	32,836
733	Hamilton Lane, Inc.	47,344
748	Houlihan Lokey, Inc.	44,169
3,088	Invesco Ltd.	35,234
1,871	Lazard, Ltd. - Class A	61,837
1,383	LPL Financial Holdings, Inc.	106,035
1,150	Moelis & Co. - Class A	40,411
478	Morningstar, Inc.	76,772
705	Oppenheimer Holdings, Inc. - Class A	15,736
324	Piper Jaffray Cos.	23,652
874	PJT Partners, Inc. - Class A	52,973
3,100	Pzena Investment Management, Inc. - Class A	16,616
1,551	SEI Investments Co.	78,667
1,765	Silvercrest Asset Management Group, Inc. - Class A	18,462
1,078	Stifel Financial Corp.	54,504
655	StoneX Group, Inc. (a)	33,510
729	The Carlyle Group Inc	17,984
1,834	Virtu Financial, Inc. - Class A	42,200
241	Virtus Investment Partners, Inc.	33,415
1,922	Waddell & Reed Financial, Inc. - Class A	28,542

		1,630,718

	Chemicals - 1.51%
4,602	Advanced Emissions Solutions, Inc.	18,684
7,136	AgroFresh Solutions, Inc. (a)	17,341
602	Albemarle Corp. (b)	53,747
358	Ashland Global Holdings, Inc. (b)	25,389

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
799	Avient Corp.	$21,142
1,344	Axalta Coating Systems, Ltd. (a)	29,796
544	Cabot Corp.	19,600
1,971	CF Industries Holdings, Inc.	60,529
222	Chase Corp.	21,179
2,064	Element Solutions, Inc. (a)	21,693
1,455	FutureFuel Corp.	16,543
745	GCP Applied Technologies, Inc. (a)	15,608
431	H.B. Fuller Co.	19,731
474	Hawkins, Inc.	21,851
2,022	Huntsman Corp.	44,909
304	Ingevity Corp. (a)	15,030
223	Innospec, Inc.	14,120
1,373	Intrepid Potash, Inc. (a)	11,588
1,084	Koppers Holdings, Inc. (a)	22,666
1,489	Kraton Corp. (a)(b)	26,534
2,242	Livent Corp. (a)	20,111
304	Minerals Technologies, Inc.	15,534
81	NewMarket Corp.	27,728
1,503	Olin Corp.	18,607
1,891	Orion Engineered Carbons SA	23,656
1,415	PQ Group Holdings, Inc. (a)	14,518
79	Quaker Chemical Corp.	14,197
1,372	RPM International, Inc.	113,657
298	Sensient Technologies Corp.	17,207
279	Stepan Co.	30,411
1,666	The Chemours Co.	34,836
3,473	The Mosaic Co.	63,452
473	The Scotts Miracle-Gro Co. - Class A	72,326
3,209	Trecora Resources (a)	19,703
2,871	Tronox Holdings PLC - Class A	22,595
2,407	Valvoline, Inc.	45,829
285	Westlake Chemical Corp.	18,018

		1,070,065

	Commercial Services & Supplies - 1.65%
595	ABM Industries, Inc.	21,813
2,731	ACCO Brands Corp.	15,840
2,505	ADT, Inc.	20,466
858	Avery Dennison Corp.	109,687
1,573	BrightView Holdings, Inc. (a)	17,932
1,008	Casella Waste Systems, Inc. - Class A (a)	56,297
2,268	CECO Environmental Corp. (a)	16,534
470	Cimpress Plc (a)	35,325
319	Clean Harbors, Inc. (a)	17,874
759	Comfort Systems USA, Inc.	39,096
1,550	Deluxe Corp. (b)	39,881
1,013	Ennis, Inc.	17,667
681	Healthcare Services Group, Inc. (b)	14,662
1,750	Herman Miller, Inc.	52,780
1,219	HNI Corp.	38,252
1,008	IAA, Inc. (a)	52,487
3,635	Interface, Inc.	22,246
1,536	KAR Auction Services, Inc.	22,118
4,551	Kimball International, Inc. - Class B	47,968
2,167	Knoll, Inc.	26,134
476	MSA Safety, Inc. (b)	63,865
5,861	NL Industries, Inc.	24,909
11,990	Orion Energy Systems, Inc. (a)	90,764
5,960	Pitney Bowes, Inc. (b)	31,648

Number of Shares		Value
	Commercial Services & Supplies (Continued)
6,136	Quad/Graphics, Inc.	$18,592
1,145	SP Plus Corp. (a)	20,553
2,956	Steelcase, Inc. - Class A	29,885
500	Stericycle, Inc. (a)	31,530
2,235	Sykes Enterprises, Inc. (a)	76,459
5,171	Team, Inc. (a)	28,440
568	Tetra Tech, Inc.	54,244
370	The Brinks Co. (b)	15,203

		1,171,151

	Communications Equipment - 1.09%
421	Acacia Communications, Inc. (a)	28,375
1,732	ADTRAN, Inc.	17,762
3,543	Calix, Inc. (a)	62,994
4,213	Cambium Networks Corp. (a)	71,073
4,257	Casa Systems, Inc. (a)	17,156
2,543	Ciena Corp. (a)	100,932
1,147	Clearfield, Inc. (a)	23,135
2,581	CommScope Holding Co., Inc. (a)	23,229
1,071	Comtech Telecommunications Corp.	14,994
1,468	Digi International, Inc. (a)	22,945
1,541	DZS, Inc. (a)	14,439
676	EchoStar Corp. - Class A (a)	16,826
12,420	Extreme Networks, Inc. (a)	49,928
3,420	Harmonic, Inc. (a)	19,084
2,709	Inseego Corp. (a)(b)	27,957
734	Lumentum Holdings, Inc. (a)	55,145
795	NETGEAR, Inc. (a)	24,502
1,520	NetScout Systems, Inc. (a)	33,182
4,950	PCTEL, Inc.	28,017
1,522	Plantronics, Inc.	18,020
12,569	Ribbon Communications, Inc. (a)	48,642
27,188	Seachange International, Inc. (a)	23,664
2,605	Viavi Solutions, Inc. (a)	30,557

		772,558

	Construction & Engineering - 1.21%
2,045	AECOM (a)	85,563
1,248	Aegion Corp. (a)	17,634
1,005	Ameresco, Inc. (a)	33,567
1,053	API Group Corp. (a)	14,984
660	Arcosa, Inc.	29,099
3,821	Concrete Pumping Holdings, Inc. (a)	13,641
1,006	Construction Partners, Inc. - Class A (a)	18,309
504	Dycom Industries, Inc. (a)	26,621
681	EMCOR Group, Inc.	46,111
2,947	Great Lakes Dredge & Dock Corp. (a)	28,026
5,921	HC2 Holdings, Inc. (a)	14,329
1,189	IES Holdings, Inc. (a)	37,775
1,211	Jacobs Engineering Group, Inc.	112,344
3,313	KBR, Inc.	74,079
789	MasTec, Inc. (a)	33,296
437	MYR Group, Inc. (a)	16,248
707	Northwest Pipe Co. (a)	18,707
500	NV5 Global, Inc. (a)	26,385
1,178	Primoris Services Corp.	21,251
1,717	Quanta Services, Inc.	90,761
1,820	Sterling Construction Co., Inc. (a)	25,771
5,156	Tutor Perini Corp. (a)	57,386
1,215	WillScot Mobile Mini Holdings Corp. (a)	20,266

		862,153

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Construction Materials - 0.15%
211	Eagle Materials, Inc.	$18,213
2,880	Forterra, Inc. (a)	34,042
1,257	Summit Materials, Inc. - Class A (a)	20,791
1,128	US Concrete, Inc. (a)	32,757

		105,803

	Consumer Finance - 0.83%
2,539	Ally Financial, Inc.	63,653
2,036	Atlanticus Holdings Corp. (a)	24,228
203	Credit Acceptance Corp. (a)(b)	68,744
4,960	Curo Group Holdings Corp.	34,968
2,599	Enova International, Inc. (a)	42,598
395	FirstCash, Inc.	22,598
661	Green Dot Corp. - Class A (a)(b)	33,453
6,122	Navient Corp.	51,731
510	Nelnet, Inc. - Class A	30,727
2,326	OneMain Holdings, Inc.	72,688
648	PRA Group, Inc. (a)	25,888
2,519	Regional Management Corp. (a)	41,967
2,055	Santander Consumer USA Holdings, Inc.	37,380
5,225	SLM Corp.	42,270

		592,893

	Containers & Packaging - 0.80%
414	AptarGroup, Inc.	46,865
1,518	Berry Plastics Group, Inc. (a)(b)	73,350
1,242	Crown Holdings, Inc. (a)	95,460
2,192	Graphic Packaging Holding Co.	30,885
518	Greif, Inc. - Class A	18,757
436	Greif, Inc. - Class B	17,213
2,215	Myers Industries, Inc.	29,305
1,663	O-I Glass, Inc.	17,611
949	Packaging Corp. of America	103,488
1,268	Ranpak Holdings Corp. (a)	12,071
1,158	Sealed Air Corp.	44,942
990	Silgan Holdings, Inc.	36,402
538	Sonoco Products Co.	27,476
394	UFP Technologies, Inc. (a)	16,320

		570,145

	Distributors - 0.14%
1,251	Core-Mark Holding Co., Inc.	36,191
4,607	Funko, Inc. (a)	26,675
8,759	Greenlane Holdings, Inc. - Class A (a)	19,620
2,185	VOXX International Corp. (a)	16,803

		99,289

	Diversified Consumer Services - 1.34%
1,613	Adtalem Global Education, Inc. (a)	39,583
1,527	American Public Education, Inc. (a)	43,046
2,211	Aspen Group, Inc. (a)	24,697
303	Bright Horizons Family Solutions, Inc. (a)	46,068
1,028	Carriage Services, Inc.	22,935
693	Chegg, Inc. (a)(b)	49,508
1,795	Collectors Universe, Inc.	88,835
7,799	Envela Corp. (a)	33,458
562	Franchise Group, Inc.	14,252
1,340	frontdoor, Inc. (a)	52,139
80	Graham Holdings Co. - Class B	32,329
410	Grand Canyon Education, Inc. (a)	32,775
1,559	H&R Block, Inc.	25,396

Number of Shares		Value
	Diversified Consumer Services (Continued)
1,493	Hillenbrand, Inc.	$42,341
16,396	Houghton Mifflin Harcourt Co. (a)	28,365
2,317	K12, Inc. (a)	61,030
3,032	Laureate Education, Inc. - Class A (a)	40,265
841	Matthews International Corp. - Class A	18,805
4,091	Perdoceo Education Corp. (a)	50,074
1,362	Service Corp. International	57,449
1,069	ServiceMaster Global Holdings, Inc. (a)	42,632
221	Strategic Education, Inc.	20,215
5,814	Universal Technical Institute, Inc. (a)	29,535
795	Vivint Smart Home, Inc. (a)	13,579
2,012	WW International, Inc. (a)	37,966

		947,277

	Diversified Financial Services - 0.40%
423	A-Mark Precious Metals, Inc.	14,264
1,942	Cannae Holdings, Inc. (a)	72,359
898	Encore Capital Group, Inc. (a)(b)	34,654
2,954	Jefferies Financial Group, Inc.	53,172
1,429	Voya Financial, Inc.	68,492
361	World Acceptance Corp. (a)	38,103

		281,044

	Diversified Telecommunication Services - 0.49%
10,254	Alaska Communications Systems Group, Inc.	20,508
469	Anterix, Inc. (a)	15,341
270	Bandwidth, Inc. - Class A (a)(b)	47,134
558	Cogent Communications Holdings, Inc.	33,508
3,839	Consolidated Communications Holdings, Inc. (a)	21,844
3,765	Genasys, Inc. (a)	23,155
4,629	IDT Corp. - Class B (a)	30,459
658	Iridium Communications, Inc. (a)	16,832
3,341	Ooma, Inc. (a)	43,600
7,853	ORBCOMM, Inc. (a)	26,700
6,705	Vonage Holdings Corp. (a)	68,592

		347,673

	Electric Utilities - 0.46%
6,794	Genie Energy Ltd. - Class B	54,352
1,019	Hawaiian Electric Industries, Inc.	33,872
295	IDACORP, Inc.	23,571
1,391	OGE Energy Corp.	41,716
3,524	PG&E Corp. (a)	33,090
523	Pinnacle West Capital Corp.	38,990
415	PNM Resources, Inc.	17,152
648	Portland General Electric Co.	23,004
7,364	Spark Energy, Inc. - Class A	61,268

		327,015

	Electrical Equipment - 1.85%
677	Acuity Brands, Inc.	69,291
510	Allied Motion Technologies, Inc.	21,053
1,166	American Superconductor Corp. (a)	16,884
1,079	Atkore International Group, Inc. (a)	24,526
417	AZZ, Inc.	14,228
462	Belden, Inc.	14,377
838	Bloom Energy Corp. (a)	15,059
926	Brady Corp. - Class A	37,059
358	Encore Wire Corp.	16,618
327	EnerSys	21,948
2,308	Enphase Energy, Inc. (a)	190,618
656	Franklin Electric Co., Inc.	38,592

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
6,157	FuelCell Energy, Inc. (a)	$13,176
678	Generac Holdings, Inc. (a)	131,288
3,356	GrafTech International, Ltd.	22,955
582	Hubbell, Inc.	79,641
533	II-VI, Inc. (a)(b)	21,618
7,184	LSI Industries, Inc.	48,492
1,048	nVent Electric PLC	18,539
4,766	Plug Power, Inc. (a)	63,912
746	Powell Industries, Inc.	18,001
287	Preformed Line Products Co.	13,983
526	Regal Beloit Corp.	49,376
1,068	Sensata Technologies Holding PLC (a)	46,074
1,175	Sunrun, Inc. (a)	90,557
1,820	Thermon Group Holdings, Inc. (a)	20,439
542	TPI Composites, Inc. (a)	15,696
1,573	Vertiv Holdings Co. (a)	27,244
849	Vicor Corp. (a)	65,993
1,290	Vivint Solar, Inc. (a)(b)	54,631
362	Woodward Governor Co.	29,018

		1,310,886

	Electronic Equipment, Instruments & Components - 2.03%
2,584	Arlo Technologies, Inc. (a)	13,592
863	Arrow Electronics, Inc. (a)	67,884
1,197	Avnet, Inc.	30,931
1,530	Bel Fuse, Inc. - Class B	16,340
1,066	Benchmark Electronics, Inc.	21,480
1,665	Cognex Corp.	108,392
275	Coherent, Inc. (a)	30,506
3,905	Daktronics, Inc.	15,464
764	Dolby Laboratories, Inc. - Class A	50,638
650	Fabrinet (a)	40,970
394	FARO Technologies, Inc. (a)	24,026
4,295	Fitbit, Inc. - Class A (a)	29,893
1,161	FLIR Systems, Inc.	41,622
832	Insight Enterprises, Inc. (a)	47,075
5,229	Iteris, Inc. (a)	21,439
503	Itron, Inc. (a)(b)	30,552
1,821	Jabil, Inc.	62,387
1,595	Kimball Electronics, Inc. (a)	18,438
1,326	Knowles Corp. (a)	19,757
107	Littelfuse, Inc.	18,975
4,507	Luna Innovations, Inc. (a)	26,952
788	Methode Electronics, Inc.	22,458
1,714	Napco Security Technologies, Inc. (a)	40,279
2,025	National Instruments Corp.	72,293
609	nLight, Inc. (a)	14,299
501	Novanta, Inc. (a)	52,775
244	OSI Systems, Inc. (a)	18,937
874	PAR Technology Corp. (a)(b)	35,406
926	PC Connection, Inc.	38,022
369	Plexus Corp. (a)	26,062
166	Rogers Corp. (a)	16,278
1,129	Sanmina Corp. (a)	30,539
1,282	ScanSource, Inc. (a)	25,422
583	SYNNEX Corp.	81,655
2,532	Trimble, Inc. (a)	123,308
1,874	TTM Technologies, Inc. (a)	21,382
227	Universal Display Corp. (b)	41,028

Number of Shares		Value
	Electronic Equipment, Instruments & Components (Continued)
1,951	Vishay Intertechnology, Inc.	$30,377
1,638	Wrap Technologies, Inc. (a)(b)	11,089

		1,438,922

	Energy Equipment & Services - 0.25%
1,986	Aspen Aerogels, Inc. (a)	21,747
956	Helmerich & Payne, Inc. (b)	14,005
1,625	Matrix Service Co. (a)	13,569
2,111	National Oilwell Varco, Inc. (b)	19,126
11,309	Newpark Resources, Inc. (a)	11,874
9,321	NexTier Oilfield Solutions, Inc. (a)	17,244
4,821	Oil States International, Inc. (a)	13,161
4,342	Patterson-UTI Energy, Inc.	12,375
5,761	ProPetro Holding Corp. (a)	23,390
496	Seacor Holdings, Inc. (a)	14,424
4,260	Select Energy Services, Inc. - Class A (a)	16,358

		177,273

	Entertainment - 0.42%
8,866	Eros International PLC (a)(b)	19,594
5,123	Glu Mobile, Inc. (a)	39,319
1,223	Liberty Media Corp. - Liberty Formula One - Class C (a)	44,358
2,092	Lions Gate Entertainment Corp. - Class A (a)(b)	19,832
2,917	Lions Gate Entertainment Corp. - Class B (a)	25,436
2,667	Rosetta Stone, Inc. (a)	79,957
7,616	Zynga, Inc. - Class A (a)	69,458

		297,954

	Food & Staples Retailing - 1.11%
720	Andersons, Inc.	13,802
2,426	BJ’s Wholesale Club Holdings, Inc. (a)(b)	100,800
532	Casey’s General Stores, Inc.	94,510
843	Grocery Outlet Holding Corp. (a)(b)	33,147
1,090	Ingles Markets, Inc. - Class A	41,464
2,198	Natural Grocers by Vitamin Cottage, Inc.	21,672
2,866	Performance Food Group Co. (a)	99,221
396	PriceSmart, Inc.	26,314
2,111	Rite Aid Corp. (a)(b)	20,033
2,533	SpartanNash Co.	41,415
2,724	Sprouts Farmers Market, Inc. (a)	57,013
1,314	The Chefs’ Warehouse, Inc. (a)	19,106
3,654	United Natural Foods, Inc. (a)(b)	54,335
3,862	US Foods Holding Corp. (a)	85,814
1,158	Village Super Market, Inc. - Class A	28,498
1,093	Weis Markets, Inc.	52,464

		789,608

	Food Products - 1.33%
799	Alico, Inc.	22,867
1,325	B&G Foods, Inc. (b)	36,795
312	Beyond Meat, Inc. (a)(b)	51,811
724	Bunge Ltd.	33,087
1,576	Darling International, Inc. (a)	56,783
6,826	Farmer Brothers Co. (a)	30,171
3,135	Flowers Foods, Inc.	76,275
1,431	Fresh Del Monte Produce, Inc.	32,799
1,169	Freshpet, Inc. (a)(b)	130,519
2,081	Hostess Brands, Inc. (a)	25,659
889	Ingredion, Inc.	67,279
160	J&J Snack Foods Corp.	20,862
272	John B. Sanfilippo & Son, Inc.	20,503

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Food Products (Continued)
1,685	Lamb Weston Holdings, Inc. (b)	$111,665
242	Lancaster Colony Corp.	43,270
1,107	Pilgrim’s Pride Corp. (a)	16,566
711	Post Holdings, Inc. (a)	61,146
142	Sanderson Farms, Inc.	16,752
912	Seneca Foods Corp. - Class A (a)	32,586
545	The Hain Celestial Group, Inc. (a)	18,693
965	TreeHouse Foods, Inc. (a)(b)	39,111

		945,199

	Gas Utilities - 0.27%
728	Brookfield Infrastructure Corp. - Class A	40,324
2,083	EQT Corp.	26,933
365	National Fuel Gas Co.	14,815
295	Southwest Gas Holdings, Inc.	18,614
289	Spire, Inc.	15,375
2,322	UGI Corp.	76,580

		192,641

	Health Care Equipment & Supplies - 3.71%
6,304	Accuray, Inc. (a)	15,130
5,925	Alphatec Holdings, Inc. (a)	39,342
2,151	AngioDynamics, Inc. (a)	25,941
1,178	Anika Therapeutics, Inc. (a)	41,689
10,317	Antares Pharma, Inc. (a)	27,856
5,033	Aspira Womens Health, Inc. (a)	15,527
1,085	AtriCure, Inc. (a)	43,291
50	Atrion Corp.	31,300
1,754	AxoGen, Inc. (a)	20,399
390	Axonics Modulation Technologies, Inc. (a)(b)	19,906
490	Cantel Medical Corp. (b)	21,531
1,253	Cardiovascular Systems, Inc. (a)	49,306
2,668	Cerus Corp. (a)	16,702
3,935	Chembio Diagnostics, Inc. (a)(b)	19,124
2,174	Co-Diagnostics, Inc. (a)(b)	29,545
304	CONMED Corp. (b)	23,916
920	CryoPort, Inc. (a)	43,608
2,317	Cutera, Inc. (a)	43,953
4,203	CytoSorbents Corp. (a)	33,519
3,220	Electromed, Inc. (a)	33,520
878	Envista Holdings Corp. (a)	21,669
1,219	FONAR Corp. (a)	25,453
2,359	GenMark Diagnostics, Inc. (a)	33,498
2,053	Globus Medical, Inc. - Class A (a)	101,665
776	Haemonetics Corp. (a)	67,706
216	Heska Corp. (a)(b)	21,339
974	Hill-Rom Holdings, Inc.	81,339
177	ICU Medical, Inc. (a)	32,348
510	Inogen, Inc. (a)(b)	14,790
579	Integer Holdings Corp. (a)	34,167
593	Integra LifeSciences Holdings Corp. (a)	28,001
3,443	Invacare Corp.	25,891
901	iRadimed Corp. (a)	19,263
580	iRhythm Technologies, Inc. (a)(b)	138,104
3,181	Lantheus Holdings, Inc. (a)	40,303
1,427	LeMaitre Vascular, Inc.	46,420
4,429	Meridian Bioscience, Inc. (a)(b)	75,204
534	Merit Medical Systems, Inc. (a)	23,229
2,157	Natus Medical, Inc. (a)	36,949
382	Neogen Corp. (a)	29,891

Number of Shares		Value
	Health Care Equipment & Supplies (Continued)
1,245	Novocure, Ltd. (a)	$138,581
1,210	NuVasive, Inc. (a)	58,770
1,567	Ocular Therapeutix, Inc. (a)	11,925
1,184	OraSure Technologies, Inc. (a)(b)	14,409
1,490	Orthofix Medical, Inc. (a)	46,399
630	OrthoPediatrics Corp. (a)	28,930
9,700	PAVmed, Inc. (a)(b)	17,266
474	Penumbra, Inc. (a)(b)	92,136
564	Quidel Corp. (a)(b)	123,730
3,947	Retractable Technologies, Inc. (a)	26,287
2,448	SeaSpine Holdings Corp. (a)	35,006
200	Shockwave Medical, Inc. (a)	15,160
567	Silk Road Medical, Inc. (a)	38,108
2,027	STAAR Surgical Co. (a)	114,647
9,095	Surgalign Holdings, Inc. (a)	16,462
721	SurModics, Inc. (a)	28,054
1,467	Tactile Systems Technology, Inc. (a)	53,678
1,260	Tandem Diabetes Care, Inc. (a)	143,010
575	Vapotherm, Inc. (a)	16,675
1,990	Varex Imaging Corp. (a)	25,313
877	Wright Medical Group NV (a)	26,784
4,160	Zynex, Inc. (a)(b)	72,592

		2,636,256

	Health Care Providers & Services - 3.88%
2,050	Acadia Healthcare Co., Inc. (a)	60,434
638	AdaptHealth Corp. (a)	13,915
435	Addus HomeCare Corp. (a)	41,112
925	Amedisys, Inc. (a)	218,698
4,095	American Renal Associates Holdings, Inc. (a)	28,255
1,206	AMN Healthcare Services, Inc. (a)	70,503
1,015	BioTelemetry, Inc. (a)(b)	46,264
13,836	Brookdale Senior Living, Inc. (a)	35,143
234	Chemed Corp.	112,402
4,836	Community Health Systems, Inc. (a)	20,408
359	CorVel Corp. (a)	30,669
2,025	Covetrus, Inc. (a)	49,410
7,393	Cross Country Healthcare, Inc. (a)	47,980
1,150	Encompass Health Corp.	74,727
2,757	Five Star Senior Living, Inc. (a)	13,978
795	Fulgent Genetics, Inc. (a)	31,832
421	Guardant Health, Inc. (a)	47,059
1,119	Hanger Orthopedic Group, Inc. (a)	17,703
3,300	InfuSystem Holdings, Inc. (a)	42,306
437	LHC Group, Inc. (a)	92,889
854	Magellan Health Services, Inc. (a)	64,716
3,820	MEDNAX, Inc. (a)	62,190
1,059	Molina Healthcare, Inc. (a)	193,839
414	National HealthCare Corp. (b)	25,796
1,763	National Research Corp. - Class A	86,757
1,903	Ontrak, Inc. (a)(b)	114,180
2,095	Option Care Health, Inc. (a)	28,010
9,679	Owens & Minor, Inc. (b)	243,040
2,306	Patterson Cos., Inc. (b)	55,586
1,108	PerkinElmer, Inc.	139,065
556	PetIQ, Inc. (a)	18,303
848	Premier, Inc. - Class A	27,840
491	Providence Service Corp. (a)(b)	45,619
2,564	R1 RCM, Inc. (a)	43,973
3,599	RadNet, Inc. (a)	55,245
2,703	Sharps Compliance Corp. (a)	16,948

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
3,274	Select Medical Holdings Corp. (a)	$68,165
3,800	Surgery Partners, Inc. (a)	83,220
2,870	Tenet Healthcare Corp. (a)(b)	70,344
898	The Ensign Group, Inc.	51,240
2,113	The Joint Corp (a)	36,745
393	The Pennant Group, Inc. (a)	15,154
3,610	Tivity Health, Inc. (a)(b)	50,612
2,225	Triple-S Management Corp. - Class B (a)(b)	39,761
208	Trupanion, Inc. (a)	16,411
1,525	Viemed Healthcare, Inc. (a)	13,176

		2,761,622

	Health Care Technology - 0.80%
3,871	Allscripts Healthcare Solutions, Inc. (a)	31,510
825	BioLife Solutions, Inc. (a)	23,876
1,687	Change Healthcare, Inc. (a)	24,478
1,866	Computer Programs & Systems, Inc. (b)	51,520
1,968	Evolent Health, Inc. - Class A (a)(b)	24,423
450	Health Catalyst, Inc. (a)	16,470
741	HealthStream, Inc. (a)	14,872
3,868	iCAD, Inc. (a)	34,077
1,016	Inovalon Holdings, Inc. (a)	26,873
477	Inspire Medical Systems, Inc. (a)	61,557
5,760	NantHealth, Inc. (a)	13,478
6,097	NextGen Healthcare, Inc. (a)	77,676
482	Omnicell, Inc. (a)	35,986
1,387	Simulations Plus, Inc. (b)	104,524
958	Vocera Communications, Inc. (a)	27,859

		569,179

	Hotels, Restaurants & Leisure - 1.95%
2,631	Aramark	69,590
2,006	BBX Capital Corp.	26,860
327	Biglari Holdings, Inc. - Class B (a)	29,106
1,157	BJ’s Restaurants, Inc.	34,062
3,651	Bluegreen Vacations Corp.	17,890
1,048	Boyd Gaming Corp.	32,163
729	Brinker International, Inc.	31,143
1,270	Caesars Entertainment, Inc. (a)	71,196
3,135	Callaway Golf Co.	60,004
399	Choice Hotels International, Inc.	34,298
354	Churchill Downs, Inc.	57,992
1,016	Chuy’s Holdings, Inc. (a)(b)	19,893
5,046	Del Taco Restaurants, Inc. (a)	41,377
433	Dine Brands Global, Inc.	23,638
650	Dunkin’ Brands Group, Inc.	53,242
1,638	El Pollo Loco Holdings, Inc. (a)	26,536
2,817	Everi Holdings, Inc. (a)	23,240
3,939	Fiesta Restaurant Group, Inc. (a)	36,908
794	Hilton Grand Vacations, Inc. (a)	16,658
3,100	International Game Technology Plc	34,503
252	Jack in the Box, Inc.	19,986
503	Marriott Vacations Worldwide Corp.	45,677
405	Monarch Casino & Resort, Inc. (a)	18,063
274	Nathan’s Famous, Inc.	14,043
618	Papa John’s International, Inc. (b)	50,849
1,574	Penn National Gaming, Inc. (a)(b)	114,430
518	Planet Fitness, Inc. - Class A (a)	31,919
6,904	PlayAGS, Inc. (a)	24,440
1,648	RCI Hospitality Holdings, Inc. (b)	33,619

Number of Shares		Value
	Hotels, Restaurants & Leisure (Continued)
1,433	Scientific Games Corp. - Class A (a)(b)	$50,026
16,049	Target Hospitality Corp. (a)	19,580
578	Texas Roadhouse, Inc. (b)	35,137
1,114	The Wendy’s Co.	24,837
162	Vail Resorts, Inc. (b)	34,663
614	Wingstop, Inc. (b)	83,903
854	Wyndham Hotels & Resorts Inc.	43,127

		1,384,598

	Household Durables - 2.63%
1,900	Beazer Homes USA, Inc. (a)	25,080
4,771	Casper Sleep, Inc. (a)(b)	34,303
114	Cavco Industries, Inc. (a)	20,555
692	Century Communities, Inc. (a)	29,292
2,485	Ethan Allen Interiors, Inc.	33,647
6,318	GoPro, Inc. - Class A (a)	28,621
2,156	Green Brick Partners, Inc. (a)	34,712
1,654	Hamilton Beach Brands Holding Co. - Class A	32,170
358	Helen of Troy, Ltd. (a)	69,280
690	Hooker Furniture Corp. (b)	17,823
549	Installed Building Products, Inc. (a)	55,861
689	iRobot Corp. (a)	52,295
1,716	KB Home	65,877
1,375	La-Z-Boy, Inc.	43,491
1,092	Legacy Housing Corp. (a)	14,939
716	Leggett & Platt, Inc.	29,478
233	LGI Homes, Inc. (a)	27,068
2,883	Lifetime Brands, Inc.	27,244
1,726	Lovesac Co. (a)	47,827
402	M.D.C Holdings, Inc.	18,934
840	M/I Homes, Inc. (a)	38,682
563	Meritage Homes Corp. (a)	62,150
375	Mohawk Industries, Inc. (a)	36,596
2,946	Newell Rubbermaid, Inc.	50,553
46	NVR, Inc. (a)	187,823
2,867	PulteGroup, Inc.	132,713
4,336	Purple Innovation, Inc. (a)	107,793
1,203	Skyline Champion Corp. (a)	32,204
2,422	Sonos, Inc. (a)	36,766
2,083	Taylor Morrison Home Corp. - Class A (a)	51,221
766	Tempur Sealy International, Inc. (a)	68,320
1,872	Toll Brothers, Inc.	91,092
329	TopBuild Corp. (a)	56,157
2,754	TRI Pointe Group, Inc. (a)	49,958
4,955	Tupperware Brands Corp. (a)	99,893
2,153	Turtle Beach Corp. (a)(b)	39,185
400	Universal Electronics, Inc. (a)	15,096

		1,864,699

	Household Products - 0.31%
537	Central Garden & Pet Co. (a)	21,442
890	Central Garden & Pet Co. - Class A (a)	32,165
399	Energizer Holdings, Inc. (b)	15,617
656	Oil-Dri Corp. of America	23,465
747	Spectrum Brands Holdings, Inc.	42,698
438	WD-40 Co. (b)	82,918

		218,305

	Independent Power and Renewable Electricity Producers - 0.82%
24,162	Atlantic Power Corp. (a)	47,357
1,839	Brookfield Renewable Corp.	107,765

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
2,691	Clearway Energy, Inc. - Class A	$66,468
3,175	Clearway Energy, Inc. - Class C	85,598
3,888	NRG Energy, Inc.	119,517
575	Sunnova Energy International, Inc. (a)	17,486
7,317	Vistra Energy Corp.	137,999

		582,190

	Industrial Conglomerates - 0.12%
590	Carlisle Companies, Inc.	72,198
976	Tredegar Corp.	14,513

		86,711

	Insurance - 2.92%
95	Alleghany Corp.	49,443
2,136	American Equity Investment Life Holding Co.	46,971
733	American Financial Group, Inc.	49,096
245	American National Group, Inc.	16,545
619	AMERISAFE, Inc.	35,506
731	Assurant, Inc.	88,678
1,651	Assured Guaranty, Ltd.	35,463
642	Athene Holding, Ltd. - Class A (a)(b)	21,879
762	Axis Capital Holdings, Ltd.	33,558
2,046	Brighthouse Financial, Inc. (a)	55,058
3,370	Brown & Brown, Inc.	152,560
1,532	CNO Financial Group, Inc.	24,573
306	eHealth, Inc. (a)(b)	24,174
662	Employers Holdings, Inc.	20,026
123	Enstar Group Ltd. (a)	19,865
419	Erie Indemnity Co. - Class A (b)	88,107
537	Everest Re Group, Ltd.	106,079
461	FBL Financial Group, Inc. - Class A	22,220
2,066	First American Financial Corp.	105,180
6,765	Genworth Financial, Inc. (a)	22,663
1,415	Globe Life, Inc.	113,059
211	Goosehead Insurance, Inc. - Class A	18,270
424	HCI Group, Inc.	20,899
1,279	Heritage Insurance Holdings, Inc.	12,943
600	Horace Mann Educators Corp.	20,040
124	Investors Title Co.	16,127
470	James River Group Holdings, Ltd.	20,929
826	Kemper Corp.	55,202
338	Kinsale Capital Group, Inc.	64,281
560	Mercury General Corp.	23,167
1,771	National General Holdings Corp.	59,771
85	National Western Life Group, Inc. - Class A	15,535
2,234	Old Republic International Corp.	32,929
200	Palomar Holdings, Inc. (a)(b)	20,848
626	Primerica, Inc.	70,826
686	Reinsurance Group of America, Inc.	65,300
623	RenaissanceRe Holdings, Ltd.	105,748
294	RLI Corp. (b)	24,617
217	Safety Insurance Group, Inc.	14,993
3,127	Security National Financial Corp. (a)	20,013
612	Selective Insurance Group, Inc.	31,512
507	Stewart Information Services Corp.	22,171
633	The Hanover Insurance Group, Inc.	58,983
1,151	Universal Insurance Holdings, Inc.	15,930
2,048	Unum Group	34,468
1,656	W.R. Berkley Corp.	101,264

		2,077,469

Number of Shares		Value
	Interactive Media & Services - 0.66%
1,727	Cargurus, Inc. (a)	$37,355
4,373	Cars.com, Inc. (a)	35,334
9,148	DHI Group, Inc. (a)	20,674
1,970	EverQuote, Inc. - Class A (a)(b)	76,121
2,860	QuinStreet, Inc. (a)	45,302
1,713	TripAdvisor, Inc. - Class A	33,558
12,005	TrueCar, Inc. (a)	60,025
1,972	Yelp, Inc. - Class A (a)	39,617
442	Zillow Group, Inc. - Class A (a)	44,881
776	Zillow Group, Inc. - Class C (a)(b)	78,834

		471,701

	Internet & Direct Marketing Retail - 1.34%
3,202	1-800-Flowers.com, Inc. - Class A (a)(b)	79,858
4,468	CarParts.com, Inc. (a)	48,299
4,411	Duluth Holdings, Inc. - Class B (a)	53,902
1,482	Etsy, Inc. (a)	180,256
1,645	Groupon, Inc. (a)(b)	33,558
558	GrubHub, Inc. (a)	40,360
2,840	Lands’ End, Inc. (a)	37,005
1,348	PetMed Express, Inc. (b)	42,624
3,266	Qurate Retail, Inc. - Series A	23,450
931	Shutterstock, Inc. (b)	48,449
670	Stamps.com, Inc. (a)	161,437
1,901	Stitch Fix, Inc. - Class A (a)(b)	51,574
2,011	The RealReal, Inc. (a)	29,099
37,639	Waitr Holdings, Inc. (a)	121,198

		951,069

	IT Services - 3.40%
1,391	Alliance Data Systems Corp.	58,394
1,662	Amdocs Ltd.	95,415
1,843	Benefitfocus, Inc. (a)	20,642
1,286	Black Knight, Inc. (a)	111,946
2,269	Booz Allen Hamilton Holding Corp. - Class A	188,282
3,529	Brightcove, Inc. (a)	36,137
564	CACI International, Inc. - Class A (a)	120,222
1,873	Cardtronics PLC - Class A (a)	37,085
516	Cass Information Systems, Inc.	20,764
14,412	Conduent, Inc. (a)	45,830
1,117	CoreLogic, Inc.	75,587
1,294	CSG Systems International, Inc.	52,989
4,239	DXC Technology Co.	75,666
657	Euronet Worldwide, Inc. (a)	59,853
1,520	EVERTEC, Inc.	52,759
644	ExlService Holdings, Inc. (a)	42,485
893	Fastly, Inc. - Class A (a)(b)	83,656
2,720	Genpact, Ltd.	105,944
7,017	GTT Communications, Inc. (a)(b)	36,208
755	I3 Verticals, Inc. - Class A (a)	19,064
10,647	Information Services Group, Inc. (a)	22,465
2,412	International Money Express, Inc. (a)	34,648
6,579	Limelight Networks, Inc. (a)	37,895
297	LiveRamp Holdings, Inc. (a)	15,376
770	ManTech International Corp. - Class A	53,038
1,785	Maximus, Inc.	122,112
315	MongoDB, Inc. (a)(b)	72,926
2,526	NIC, Inc.	49,762
1,853	Perficient, Inc. (a)	79,197
3,120	Perspecta, Inc.	60,684
4,780	PFSweb, Inc. (a)	31,978

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
743	Repay Holdings Corp. (a)(b)	$17,461
1,071	Science Applications International Corp.	83,988
15,694	ServiceSource International, Inc. (a)	23,070
1,914	StoneCo, Ltd. - Class A (a)	101,232
1,010	Switch, Inc.	15,766
3,658	The Hackett Group, Inc.	40,896
840	TTEC HLDGS, Inc.	45,822
1,797	Unisys Corp. (a)(b)	19,174
2,231	Verra Mobility Corp. (a)	21,552
1,094	Virtusa Corp. (a)	53,781
512	WEX, Inc. (a)	71,153

		2,412,904

	Leisure Products - 1.32%
1,131	Acushnet Holdings Corp. (b)	38,013
1,036	American Outdoor Brands, Inc. (a)	13,499
864	Brunswick Corp.	50,898
1,230	Clarus Corp.	17,368
797	Escalade, Inc.	14,577
509	Johnson Outdoors, Inc. - Class A (b)	41,682
970	Malibu Boats, Inc. - Class A (a)	48,073
1,817	Marine Products Corp.	28,418
2,894	MasterCraft Boat Holdings, Inc. (a)	50,616
3,943	Mattel, Inc. (a)(b)	46,133
4,591	Nautilus, Inc. (a)	78,781
852	Polaris Industries, Inc.	80,378
763	Pool Corp.	255,254
2,752	Smith & Wesson Brands, Inc. (b)	42,711
504	Sturm, Ruger & Co., Inc.	30,825
2,090	Vista Outdoor, Inc. (a)	42,176
1,328	YETI Holdings, Inc. (a)	60,185

		939,587

	Life Sciences Tools & Services - 1.50%
656	10X Genomics, Inc. - Class A (a)	81,790
434	Adaptive Biotechnologies Corp. (a)	21,106
280	Bio-Techne Corp.	69,365
1,583	Bruker Corp.	62,924
645	Charles River Laboratories International, Inc. (a)	146,060
6,109	ChromaDex Corp. (a)	24,497
1,768	Fluidigm Corp. (a)	13,136
22,010	Harvard Bioscience, Inc. (a)	66,250
1,706	Luminex Corp. (b)	44,783
847	Medpace holdings, Inc. (a)	94,652
1,050	NanoString Technologies, Inc. (a)	46,935
1,351	NeoGenomics, Inc. (a)	49,839
1,777	Pacific Biosciences of California, Inc. (a)	17,539
599	Personalis, Inc. (a)	12,980
489	PPD, Inc. (a)	18,088
791	PRA Health Sciences, Inc. (a)	80,239
2,299	QIAGEN NV (a)(b)	120,146
426	Quanterix Corp. (a)	14,373
1,577	Syneos Health, Inc. (a)	83,833

		1,068,535

	Machinery - 3.24%
696	AGCO Corp. (b)	51,692
225	Alamo Group, Inc.	24,307
270	Albany International Corp. - Class A	13,368
1,410	Allison Transmission Holdings, Inc.	49,547
1,361	Altra Industrial Motion Corp.	50,316

Number of Shares		Value
	Machinery (Continued)
506	Astec Industries, Inc.	$27,451
525	Badger Meter, Inc.	34,319
583	Barnes Group, Inc.	20,836
1,214	Blue Bird Corp. (a)	14,762
620	Chart Industries, Inc. (a)(b)	43,567
957	Colfax Corp. (a)	30,012
1,234	Columbus McKinnon Corp.	40,845
501	Crane Co.	25,115
803	DMC Global, Inc.	26,451
1,525	Donaldson Co., Inc.	70,791
499	Douglas Dynamics, Inc.	17,066
2,190	Energy Recovery, Inc. (a)	17,958
330	EnPro Industries, Inc.	18,615
347	ESCO Technologies, Inc.	27,954
1,477	Evoqua Water Technologies Corp. (a)	31,342
753	Federal Signal Corp.	22,025
743	Flowserve Corp.	20,276
1,670	Gates Industrial Corp PLC (a)	18,570
2,035	Graco, Inc.	124,847
357	Hyster-Yale Materials Handling, Inc.	13,263
740	ITT, Inc.	43,697
581	John Bean Technologies Corp. (b)	53,388
241	Kadant, Inc.	26,418
667	Kennametal, Inc.	19,303
1,181	L.B. Foster Co. - Class A (a)	15,849
781	Lincoln Electric Holdings, Inc.	71,883
154	Lindsay Corp.	14,889
2,208	Lydall, Inc. (a)	36,520
1,403	Meritor, Inc. (a)(b)	29,379
457	Miller Industries, Inc.	13,971
710	Mueller Industries, Inc.	19,213
1,838	Mueller Water Products, Inc. - Class A	19,097
5,181	NN, Inc. (a)	26,734
617	Nordson Corp.	118,353
635	Omega Flex, Inc.	99,517
697	Oshkosh Corp.	51,230
968	Park-Ohio Holdings Corp.	15,556
1,549	Pentair PLC	70,898
376	Proto Labs, Inc. (a)(b)	48,692
145	RBC Bearings, Inc. (a)	17,575
3,165	REV Group, Inc.	24,972
1,015	Rexnord Corp.	30,288
748	Snap-on, Inc. (b)	110,053
902	SPX Corp. (a)	41,835
586	SPX FLOW, Inc. (a)	25,093
456	Tennant Co.	27,524
1,043	Terex Corp.	20,192
929	The Eastern Co.	18,134
1,844	The Manitowoc Co., Inc. (a)	15,508
350	The Middleby Corp. (a)(b)	31,399
931	The Shyft Group Inc	17,577
859	The Timken Co.	46,575
1,320	The Toro Co.	110,814
1,320	TriMas Corp. (a)	30,096
1,020	Trinity Industries, Inc. (b)	19,890
166	Valmont Industries, Inc.	20,614
2,327	Wabash National Corp. (b)	27,831
361	Watts Water Technologies, Inc. - Class A	36,154

		2,302,006

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Marine - 0.07%
3,394	Costamere, Inc.	$20,602
396	Kirby Corp. (a)	14,323
13,501	Safe Bulkers, Inc. (a)	13,906

		48,831

	Media - 1.20%
722	AMC Networks, Inc. - Class A (a)	17,841
44	Cable One, Inc.	82,959
576	Cardlytics, Inc. (a)(b)	40,648
4,264	Central European Media Enterprises, Ltd. - Class A (a)	17,866
6,175	Emerald Holding, Inc.	12,597
12,915	Entercom Communications Corp. - Class A	20,793
8,066	Fluent, Inc. (a)	20,004
593	GCI Liberty, Inc. (a)	48,602
1,370	Gray Television, Inc. (a)	18,865
2,219	iHeartMedia, Inc. - Class A (a)	18,018
870	John Wiley & Sons, Inc. - Class A	27,588
2,496	Liberty Latin America Ltd. - Class A (a)	20,592
2,759	Liberty Latin America, Ltd. - Class C (a)	22,458
451	Liberty Media Group - Class A (a)	15,113
1,625	Meredith Corp.	21,320
1,733	MSG Networks, Inc. - Class A (a)	16,585
2,506	News Corp. - Class A	35,134
529	Nexstar Media Group, Inc. - Class A	47,573
636	Saga Communications, Inc. - Class A	12,644
1,227	Sinclair Broadcast Group, Inc. - Class A	23,595
2,794	TechTarget, Inc. (a)	122,824
2,414	TEGNA, Inc.	28,365
3,321	The Interpublic Group of Companies, Inc.	55,361
2,099	The New York Times Co. - Class A (b)	89,816
1,303	Tribune Publishing Co.	15,193

		852,354

	Metals & Mining - 0.95%
2,495	Alcoa Corp. (a)	29,017
2,128	Allegheny Technologies, Inc. (a)	18,556
941	Arconic Corp. (a)	17,926
866	Caledonia Mining Corp., PLC	14,713
2,355	Century Aluminum Co. (a)	16,768
2,826	Coeur Mining, Inc. (a)	20,856
1,823	Commercial Metals Co.	36,424
503	Gibraltar Industries, Inc. (a)	32,765
5,106	Hecla Mining Co.	25,939
346	Kaiser Aluminum Corp.	18,542
540	Materion Corp.	28,096
2,048	Novagold Resources, Inc. (a)	24,351
2,390	Olympic Steel, Inc.	27,150
1,068	Reliance Steel & Aluminum Co.	108,979
361	Royal Gold, Inc.	43,381
5,265	Ryerson Holding Corp. (a)	30,168
1,101	Schnitzer Steel Industries, Inc. - Class A	21,172
2,359	Steel Dynamics, Inc.	67,538
6,980	SunCoke Energy, Inc.	23,872
5,105	TimkenSteel Corp. (a)	18,123
1,872	Warrior Met Coal, Inc.	31,974
483	Worthington Industries, Inc.	19,697

		676,007

Number of Shares		Value
	Multiline Retail - 0.40%
1,391	Big Lots, Inc.	$62,039
1,318	Dillard’s, Inc. - Class A (b)	48,133
2,778	Kohl’s Corp.	51,476
8,172	Macy’s, Inc. (b)	46,580
1,814	Nordstrom, Inc. (b)	21,623
645	Ollie’s Bargain Outlet Holdings, Inc. (a)	56,341

		286,192

	Multi-Utilities - 0.12%
418	Avista Corp.	14,262
2,100	MDU Resources Group, Inc.	47,250
520	NorthWestern Corp.	25,293

		86,805

	Oil, Gas & Consumable Fuels - 0.66%
2,675	Antero Midstream Corp.	14,365
2,028	Apache Corp.	19,205
5,002	Ardmore Shipping Corp.	17,807
1,545	CNX Resources Corp. (a)(b)	14,585
3,139	Comstock Resources, Inc. (a)	13,749
2,518	CONSOL Energy, Inc. (a)	11,155
4,203	DHT Holdings, Inc.	21,687
2,560	Diamond S Shipping, Inc. (a)	17,587
2,527	Dorian LPG, Ltd. (a)	20,241
1,563	Equitrans Midstream Corp.	13,223
962	Green Plains, Inc. (a)	14,892
23,298	Gulfport Energy Corp. (a)	12,280
1,362	HollyFrontier Corp.	26,845
1,239	International Seaways, Inc. (b)	18,102
3,363	Marathon Oil Corp.	13,755
6,499	Nordic American Tankers Ltd. (b)	22,682
1,454	Ovintiv, Inc. (b)	11,865
1,813	Par Pacific Holdings, Inc. (a)	12,274
1,857	Range Resources Corp.	12,293
1,442	Renewable Energy Group, Inc. (a)(b)	77,032
1,563	Scorpio Tankers, Inc.	17,302
8,310	Southwestern Energy Co. (a)	19,528
1,437	Targa Resources Corp.	20,161
1,111	World Fuel Services Corp.	23,542

		466,157

	Paper & Forest Products - 0.22%
1,083	Boise Cascade Co.	43,233
775	Clearwater Paper Corp. (a)	29,404
749	Domtar Corp.	19,676
978	Louisiana-Pacific Corp.	28,861
1,385	PH Glatfelter Co.	19,071
530	Schweitzer-Mauduit International, Inc.	16,107

		156,352

	Personal Products - 0.82%
1,684	BellRing Brands, Inc. - Class A (a)	34,926
994	Edgewell Personal Care Co. (a)	27,713
1,430	elf Beauty, Inc. (a)	26,269
2,012	Herbalife Nutrition, Ltd. (a)	93,860
537	Inter Parfums, Inc.	20,057
2,986	Lifevantage Corp. (a)	36,041
585	Medifast, Inc.	96,203
5,184	Nature’s Sunshine Products, Inc. (a)	59,979
1,975	Nu Skin Enterprises, Inc. - Class A	98,928
3,010	Revlon, Inc. - Class A (a)(b)	19,023
929	USANA Health Sciences, Inc. (a)	68,421

		581,420

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals - 2.78%
4,563	Agile Therapeutics, Inc. (a)	$13,871
2,202	Akcea Therapeutics, Inc. (a)	39,944
548	Akero Therapeutics, Inc. (a)	16,873
12,151	Amneal Pharmaceuticals, Inc. (a)(b)	47,146
1,640	ANI Pharmaceuticals, Inc. (a)(b)	46,264
6,396	Aquestive Therapeutics, Inc. (a)(b)	31,053
555	Arvinas, Inc. (a)	13,104
431	Axsome Therapeutics, Inc. (a)	30,709
11,945	BioDelivery Sciences International, Inc. (a)	44,555
1,356	Catalent, Inc. (a)	116,155
2,866	CHAMPIONS ONCOLOGY, Inc. (a)	26,510
5,301	Collegium Pharmaceutical, Inc. (a)	110,367
5,875	Corcept Therapeutics, Inc. (a)(b)	102,254
2,087	Cymabay Therapeutics, Inc. (a)	15,110
13,061	Durect Corp. (a)	22,334
15,762	Endo International PLC (a)(b)	52,015
5,066	Harrow Health, Inc. (a)	28,319
3,558	Horizon Therapeutics Plc (a)	276,385
5,750	Innoviva, Inc. (a)(b)	60,087
1,645	Intersect ENT, Inc. (a)	26,830
2,401	IVERIC Bio, Inc. (a)	13,542
1,054	Jazz Pharmaceuticals PLC (a)	150,290
1,970	Kala Pharmaceuticals, Inc. (a)	14,775
11,735	Lannett Co., Inc. (a)(b)	71,701
53,403	Mallinckrodt PLC (a)(b)	51,977
1,228	Marinus Pharmaceuticals, Inc. (a)	15,780
5,036	MEI Pharma, Inc. (a)	15,712
20,107	Milestone Scientific, Inc. (a)(b)	27,949
287	MyoKardia, Inc. (a)(b)	39,127
716	Nektar Therapeutics (a)	11,878
3,272	Osmotica Pharmaceuticals, Plc. (a)	17,701
676	Pacira Pharmaceuticals, Inc. (a)	40,641
2,246	Perrigo Co. PLC	103,114
1,033	Phibro Animal Health Corp. - Class A	17,974
1,992	Prestige Consumer Healthcare, Inc. (a)	72,549
827	Protara Therapeutics, Inc. (a)	13,918
1,362	Provention Bio, Inc. (a)	17,474
138	Reata Pharmaceuticals, Inc. - Class A (a)	13,444
477	Relmada Therapeutics, Inc. (a)	17,945
663	Revance Therapeutics, Inc. (a)	16,668
3,120	Satsuma Pharmaceuticals, Inc. (a)	12,137
6,536	Strongbridge Biopharma PLC (a)	13,726
2,950	Supernus Pharmaceuticals, Inc. (a)(b)	61,478
10,022	Veru, Inc. (a)	26,258

		1,977,643

	Professional Services - 1.28%
965	ASGN, Inc. (a)	61,335
3,417	BG Staffing, Inc.	28,942
1,552	CBIZ, Inc. (a)	35,494
422	CRA International, Inc.	15,812
360	Exponent, Inc.	25,931
540	Forrester Research, Inc. (a)	17,707
1,236	Franklin Covey Co. (a)	21,927
504	FTI Consulting, Inc. (a)	53,409
2,148	GP Strategies Corp. (a)	20,707
861	Heidrick & Struggles International, Inc.	16,919
428	Huron Consulting Group, Inc. (a)	16,833
520	ICF International, Inc.	31,996
705	Insperity, Inc.	46,170

Number of Shares		Value
	Professional Services (Continued)
1,821	Kelly Services, Inc. - Class A	$31,030
1,318	Kforce, Inc.	42,400
507	Korn Ferry International	14,703
903	ManpowerGroup, Inc.	66,217
1,726	Mastech Digital, Inc. (a)	31,085
7,330	Mistras Group, Inc. (a)	28,660
1,828	Nielsen Holdings Plc	25,921
1,610	Red Violet, Inc. (a)	29,721
2,235	Resources Connection, Inc.	25,814
2,013	Robert Half International, Inc.	106,568
349	TriNet Group, Inc. (a)(b)	20,703
2,352	TrueBlue, Inc. (a)	36,432
941	Upwork, Inc. (a)	16,411
609	VSE Corp.	18,660
837	WILLDAN GROUP, Inc. (a)	21,352

		908,859

	Real Estate Management & Development - 0.78%
4,149	Altisource Portfolio Solutions SA (a)	52,568
3,315	eXp World Holdings, Inc. (a)	133,727
502	FRP Holdings, Inc. (a)	20,918
372	Griffin Industrial Realty, Inc.	19,884
619	Jones Lang LaSalle, Inc.	59,214
1,593	Marcus & Millichap, Inc. (a)	43,839
580	RE/MAX Holdings, Inc. - Class A	18,983
11,005	Realogy Holdings Corp. (a)	103,887
647	Redfin Corp. (a)	32,305
799	The RMR Group, Inc. - Class A	21,949
938	The St. Joe Co. (a)	19,351
5,386	VIRNETX HLDG Corp.	28,384

		555,009

	Road & Rail - 0.39%
1,081	ArcBest Corp.	33,576
700	Avis Budget Group, Inc. (a)	18,424
5,512	Daseke, Inc. (a)	29,599
760	Knight-Swift Transportation Holdings, Inc.	30,932
643	Landstar System, Inc.	80,690
255	Saia, Inc. (a)	32,166
824	Schneider National, Inc. - Class B	20,377
1,845	US Xpress Enterprises, Inc. (a)	15,240
447	Werner Enterprises, Inc.	18,770

		279,774

	Semiconductors & Semiconductor Equipment - 3.12%
514	Advanced Energy Industries, Inc. (a)	32,351
1,133	Alpha & Omega Semiconductor, Ltd. (a)	14,525
346	Ambarella, Inc. (a)	18,054
4,307	Amkor Technology, Inc. (a)	48,238
2,033	Atomera, Inc. (a)(b)	21,245
1,199	Axcelis Technologies, Inc. (a)	26,378
2,938	AXT, Inc. (a)	17,981
856	Brooks Automation, Inc.	39,599
220	Cabot Microelectronics Corp.	31,418
561	CEVA, Inc. (a)	22,087
1,586	Cirrus Logic, Inc. (a)	106,976
1,463	Cohu, Inc.	25,134
543	Cree, Inc. (a)(b)	34,611
599	CyberOptics Corp. (a)	19,072
1,068	Diodes, Inc. (a)	60,289
1,364	DSP Group, Inc. (a)	17,978
1,539	Entegris, Inc.	114,409

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
409	First Solar, Inc. (a)(b)	$27,076
1,653	FormFactor, Inc. (a)	41,209
1,301	Ichor Holdings, Ltd. (a)	28,063
728	Impinj, Inc. (a)	19,183
551	Inphi Corp. (a)	61,850
1,890	Lattice Semiconductor Corp. (a)	54,734
612	MACOM Technology Solutions Holdings, Inc. (a)	20,814
1,192	MaxLinear, Inc. - Class A (a)	27,702
689	MKS Instruments, Inc. (b)	75,259
785	Monolithic Power Systems, Inc.	219,494
7,724	NeoPhotonics Corp. (a)	47,039
5,271	ON Semiconductor Corp. (a)	114,328
1,115	Onto Innovation, Inc. (a)	33,205
1,065	PDF Solutions, Inc. (a)	19,926
4,214	Photronics, Inc. (a)	41,971
10,085	PIXELWORKS, Inc. (a)	20,674
1,510	Power Integrations, Inc.	83,654
2,869	Rambus, Inc. (a)	39,277
751	Semtech Corp. (a)	39,773
319	Silicon Laboratories, Inc. (a)	31,214
280	SiTime Corp. (a)(b)	23,528
1,665	SMART Global Holdings, Inc. (a)	45,521
710	SolarEdge Technologies, Inc. (a)	169,229
2,618	Teradyne, Inc.	208,026
2,714	Ultra Clean Holdings, Inc. (a)	58,242
1,191	Veeco Instruments, Inc. (a)	13,899

		2,215,235

	Software - 7.53%
1,438	2U, Inc. (a)(b)	48,691
2,527	8x8, Inc. (a)(b)	39,295
4,084	A10 Networks, Inc. (a)	26,015
1,447	ACI Worldwide, Inc. (a)	37,810
1,402	Agilysys, Inc. (a)	33,872
959	Alarm.com Holdings, Inc. (a)	52,985
1,157	Altair Engineering, Inc. - Class A (a)	48,571
651	Alteryx, Inc. (a)(b)	73,921
2,127	American Software, Inc. - Class A	29,863
1,821	Anaplan, Inc. (a)	113,958
789	Appfolio, Inc. - Class A (a)	111,888
877	Appian Corp. (a)(b)	56,786
1,181	Aspen Technology, Inc. (a)	149,503
943	Avalara, Inc. (a)	120,082
4,804	Avaya Holdings Corp. (a)(b)	73,021
226	Bill.com Holdings, Inc. (a)	22,670
425	Blackbaud, Inc.	23,728
364	Blackline, Inc. (a)(b)	32,625
633	Bottomline Technologies, Inc. (a)	26,687
2,645	Box, Inc. - Class A (a)	45,917
1,363	CDK Global, Inc. (b)	59,413
814	Cerence, Inc. (a)	39,780
616	Ceridian HCM Holding, Inc. (a)	50,912
6,982	ChannelAdvisor Corp. (a)	101,030
1,562	Cloudera, Inc. (a)(b)	17,010
1,087	Cloudflare, Inc. - Class A (a)	44,632
1,135	CommVault Systems, Inc. (a)	46,308
945	Cornerstone OnDemand, Inc. (a)	34,360
3,785	Digital Turbine, Inc. (a)	123,921
1,736	Domo, Inc. - Class B (a)	66,541

Number of Shares		Value
	Software (Continued)
1,107	Dynatrace, Inc. (a)	$45,409
2,627	Ebix, Inc. (b)	54,116
4,503	eGain Corp. (a)	63,808
682	Elastic NV (a)(b)	73,581
373	Envestnet, Inc. (a)	28,781
325	ePlus, Inc. (a)	23,790
326	Everbridge, Inc. (a)(b)	40,988
398	Fair Isaac Corp. (a)	169,301
1,678	FireEye, Inc. (a)	20,715
941	Five9, Inc. (a)(b)	122,029
435	Globant SA (a)	77,961
406	Guidewire Software, Inc. (a)	42,334
515	HubSpot, Inc. (a)	150,499
3,432	INTELLICHECK, Inc. (a)(b)	22,892
664	Intelligent Systems Corp. (a)(b)	25,883
958	j2 Global, Inc. (a)(b)	66,313
2,398	LivePerson, Inc. (a)(b)	124,672
1,209	Manhattan Associates, Inc. (a)	115,447
980	Medallia, Inc. (a)(b)	26,872
318	MicroStrategy, Inc. - Class A (a)	47,878
477	Mimecast, Ltd. (a)(b)	22,381
4,010	Mitek Systems, Inc. (a)	51,087
8,689	MobileIron, Inc. (a)	60,910
1,181	Model N, Inc. (a)	41,666
804	New Relic, Inc. (a)	45,314
5,084	Nuance Communications, Inc. (a)(b)	168,738
2,755	Nutanix, Inc. - Class A (a)(b)	61,106
2,018	OneSpan, Inc. (a)	42,297
229	Paylocity Holding Corp. (a)	36,965
854	Pegasystems, Inc.	103,368
483	Ping Identity Holding Corp. (a)(b)	15,074
1,164	Pluralsight, Inc. - Class A (a)	19,939
2,176	Progress Software Corp.	79,816
608	Proofpoint, Inc. (a)	64,174
984	PROS Holdings, Inc. (a)	31,429
1,250	PTC, Inc. (a)(b)	103,400
430	Q2 Holdings, Inc. (a)(b)	39,242
927	QAD, Inc. - Class A	39,119
518	Qualys, Inc. (a)(b)	50,769
1,599	Rapid7, Inc. (a)(b)	97,923
772	RealPage, Inc. (a)	44,498
16,301	Rimini Street Inc. (a)	52,489
955	SailPoint Technologies Holding Inc. (a)(b)	37,789
706	Sapiens International Corp NV	21,590
2,585	SecureWorks Corp. - Class A (a)(b)	29,443
881	ShotSpotter, Inc. (a)	27,346
1,209	Smartsheet, Inc. - Class A (a)(b)	59,749
10,816	Smith Micro Software, Inc. (a)	40,344
773	SolarWinds Corp. (a)	15,723
762	SPS Commerce, Inc. (a)	59,337
1,365	SVMK, Inc. (a)	30,180
11,621	Synchronoss Technologies, Inc. (a)	34,979
8,846	Telenav, Inc. (a)	31,846
867	Tenable Holdings, Inc. (a)	32,729
901	Varonis Systems, Inc. (a)	103,993
1,130	Verint Systems, Inc. (a)(b)	54,443
1,502	Veritone, Inc. (a)(b)	13,758
1,122	Workiva, Inc. (a)(b)	62,563
3,708	Xperi Holding Corp.	42,605
2,651	Yext, Inc. (a)	40,242

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
1,285	Zendesk, Inc. (a)	$132,252
783	Zscaler, Inc. (a)(b)	110,160

		5,347,839

	Specialty Retail - 4.17%
1,581	Aaron’s, Inc. (b)	89,564
3,108	Abercrombie & Fitch Co. - Class A (b)	43,295
2,873	American Eagle Outfitters, Inc. (b)	42,549
833	America’s Car-Mart, Inc. (a)(b)	70,705
461	Asbury Automotive Group, Inc. (a)	44,925
972	At Home Group, Inc. (a)	14,444
1,252	AutoNation, Inc. (a)	66,268
4,674	Bed Bath & Beyond, Inc.	70,017
758	Boot Barn Holdings, Inc. (a)	21,330
5,959	Caleres, Inc. (b)	56,968
1,566	Camping World Holdings, Inc. - Class A	46,589
13,236	Chico’s FAS, Inc.	12,872
2,796	Citi Trends, Inc.	69,844
2,272	Conn’s, Inc. (a)	24,038
2,710	Designer Brands, Inc. - Class A	14,715
1,401	Dick’s Sporting Goods, Inc. (b)	81,090
708	Five Below, Inc. (a)(b)	89,916
1,134	Floor & Decor Holdings, Inc. - Class A (a)	84,823
1,702	Foot Locker, Inc.	56,217
5,440	GameStop Corp. - Class A (a)(b)	55,488
2,008	Genesco, Inc. (a)	43,252
301	Group 1 Automotive, Inc.	26,605
1,392	Guess?, Inc.	16,175
2,397	Haverty Furniture Cos., Inc.	50,193
1,720	Hibbett Sports, Inc. (a)(b)	67,459
6,582	Hudson, Ltd. (a)	50,023
3,615	L Brands, Inc.	114,993
368	Lithia Motors, Inc. - Class A	83,882
4,222	Lumber Liquidators Holdings, Inc. (a)	93,095
1,827	MarineMax, Inc. (a)	46,899
383	Monro, Inc.	15,538
544	Murphy USA, Inc. (a)	69,779
1,078	National Vision Holdings, Inc. (a)(b)	41,223
1,655	ODP Corp.	32,190
406	Penske Automotive Group, Inc. (b)	19,350
4,560	Rent-A-Center, Inc.	136,298
460	RH (a)(b)	176,005
3,026	Sally Beauty Holdings, Inc. (a)(b)	26,296
1,211	Shoe Carnival, Inc. (b)	40,665
2,313	Signet Jewelers, Ltd.	43,253
1,009	Sleep Number Corp. (a)(b)	49,350
1,067	Sonic Automotive, Inc. - Class A (b)	42,851
6,041	Sportsman’s Warehouse Holdings, Inc. (a)	86,447
1,628	The Buckle, Inc. (b)	33,195
2,337	The Cato Corp. - Class A	18,275
1,228	The Children’s Place, Inc. (b)	34,814
9,664	The Container Store Group, Inc. (a)	60,014
2,132	The Gap, Inc. (b)	36,308
6,690	The Michaels Cos., Inc. (a)(b)	64,592
5,143	Tilly’s, Inc. - Class A	31,012
1,930	Urban Outfitters, Inc. (a)	40,163
1,298	Williams Sonoma, Inc. (b)	117,391
232	Winmark Corp.	39,946
2,120	Zumiez, Inc. (a)(b)	58,978

		2,962,166

Number of Shares		Value
	Technology Hardware, Storage & Peripherals - 0.65%
3,663	3D Systems Corp. (a)(b)	$17,985
4,908	Avid Technology, Inc. (a)	42,012
2,670	Diebold Nixdorf, Inc. (a)	20,399
2,383	Intevac, Inc. (a)	13,130
1,752	NCR Corp. (a)(b)	38,789
3,840	Pure Storage, Inc. - Class A (a)(b)	59,098
11,461	Quantum Corp. (a)	52,721
915	Super Micro Computer, Inc. (a)(b)	24,156
1,322	Synaptics, Inc. (a)(b)	106,315
2,047	Teradata Corp. (a)(b)	46,467
2,301	Xerox Holdings Corp.	43,190

		464,262

	Textiles, Apparel & Luxury Goods - 1.81%
3,081	Capri Holdings, Ltd. (a)(b)	55,458
633	Carter’s, Inc.	54,805
846	Columbia Sportswear Co. (b)	73,585
3,157	Crocs, Inc. (a)(b)	134,899
613	Deckers Outdoor Corp. (a)	134,866
6,323	Fossil Group, Inc. (a)	36,294
2,482	G-III Apparel Group, Ltd. (a)(b)	32,539
4,585	Hanesbrands, Inc.	72,214
843	Kontoor Brands, Inc.	20,400
1,227	Lakeland Industries, Inc. (a)(b)	24,294
2,221	Movado Group, Inc.	22,077
631	Oxford Industries, Inc.	25,467
1,173	PVH Corp. (b)	69,958
832	Ralph Lauren Corp. - Class A	56,551
830	Rocky Brands, Inc.	20,609
2,402	Skechers U.S.A., Inc. - Class A (a)	72,588
2,128	Steven Madden, Ltd.	41,496
2,247	Superior Uniform Group, Inc.	52,198
3,076	Tapestry, Inc.	48,078
2,825	Under Armour, Inc. - Class A (a)	31,725
3,116	Under Armour, Inc. - Class C (a)(b)	30,661
1,790	Unifi, Inc. (a)	22,984
213	UniFirst Corp.	40,336
4,951	Vera Bradley, Inc. (a)	30,251
1,132	Weyco Group, Inc.	18,304
2,333	Wolverine World Wide, Inc. (b)	60,285

		1,282,922

	Thrifts & Mortgage Finance - 1.08%
1,401	Axos Financial, Inc. (a)(b)	32,657
1,421	Essent Group, Ltd.	52,591
488	Federal Agricultural Mortgage Corp. - Class C	31,066
843	Flagstar Bancorp, Inc.	24,978
345	FS Bancorp, Inc.	14,145
705	Greene County Bancorp, Inc.	15,291
189	Hingham Institution for Savings	34,776
953	HomeStreet, Inc.	24,549
118	LendingTree, Inc. (a)(b)	36,213
1,070	Merchants Bancorp	21,090
4,983	MGIC Investment Corp.	44,149
1,187	MMA Capital Holdings, Inc. (a)	26,719
2,471	Mr Cooper Group, Inc. (a)	55,153
3,984	New York Community Bancorp, Inc. (b)	32,948
1,752	NMI Holdings, Inc. - Class A (a)	31,186
1,291	PennyMac Financial Services, Inc.	75,033
3,279	People’s United Financial, Inc.	33,807
3,570	Radian Group, Inc.	52,158

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
6,642	Sterling Bancorp, Inc.	$19,992
915	Timberland Bancorp, Inc.	16,470
875	Walker & Dunlop, Inc.	46,375
1,436	Washington Federal, Inc.	29,955
973	Waterstone Financial, Inc.	15,072

		766,373

	Tobacco - 0.09%
634	Turning Point Brands, Inc.	17,689
389	Universal Corp.	16,291
2,758	Vector Group, Ltd.	26,725

		60,705

	Trading Companies & Distributors - 1.78%
897	Applied Industrial Technologies, Inc.	49,425
1,558	Beacon Roofing Supply, Inc. (a)	48,407
2,633	BMC Stock Holdings, Inc. (a)	112,771
811	CAI International, Inc.	22,327
2,035	DXP Enterprises, Inc. (a)	32,825
853	EVI Industries, Inc. (a)	22,698
3,270	Foundation Building Materials, Inc. (a)	51,404
2,276	GMS, Inc. (a)	54,852
1,102	H&E Equipment Services, Inc.	21,665
2,774	HD Supply Holdings, Inc. (a)	114,400
1,339	Lawson Products, Inc. (a)	54,939
4,114	MRC Global, Inc. (a)	17,608
742	MSC Industrial Direct Co., Inc. - Class A	46,954
6,286	NOW, Inc. (a)	28,538
672	Rush Enterprises, Inc. - Class A	33,963
588	Rush Enterprises, Inc. - Class B	26,048
1,051	SiteOne Landscape Supply, Inc. (a)(b)	128,170
1,668	Systemax, Inc.	39,932
1,587	Textainer Group Holdings Ltd. (a)	22,472
1,940	Titan Machinery, Inc. (a)	25,666
650	Transcat, Inc. (a)	19,045
954	Triton International, Ltd.	38,799
2,437	Univar, Inc. (a)	41,137
5,015	Veritiv Corp. (a)	63,490
435	Watsco, Inc. - Class A	101,307
988	WESCO International, Inc. (a)	43,492

		1,262,334

	Transportation Infrastructure - 0.03%
733	Macquarie Infrastructure Corp.	19,710

	Water Utilities - 0.16%
1,705	Consolidated Water Co., Ltd. - Ordinary Shares	17,749
1,534	Essential Utilities, Inc.	61,743
1,813	Pure Cycle Corp. (a)	16,335
362	The York Water Co.	15,302

		111,129

	Wireless Telecommunication Services - 0.10%
412	Shenandoah Telecommunications Co.	18,307
1,576	Telephone & Data Systems, Inc.	29,061
716	United States Cellular Corp. (a)	21,144

		68,512

	Total Common Stocks (Cost $49,440,126)	64,760,218

Number of Shares		Value
	INVESTMENT COMPANIES - 3.36%
	Exchange Traded Funds - 3.36%
18,397	Vanguard Extended Market ETF	$2,386,459

	Total Investment Companies (Cost $1,949,372)	2,386,459

	PREFERRED STOCK - 0.03%
98	Qurate Retail, Inc. (a)	9,651
535	WESCO International, Inc.	14,980

	Total Preferred Stock (Cost $24,697)	24,631

	REAL ESTATE INVESTMENT TRUSTS - 5.00%
	Real Estate Investment Trusts - 5.00%
1,751	Acadia Realty Trust	18,386
5,148	AGNC Investment Corp. (b)	71,609
344	Agree Realty Corp.	21,892
2,320	Alexander & Baldwin, Inc.	26,007
879	Alpine Income Property Trust, Inc.	13,668
677	American Assets Trust, Inc.	16,309
702	American Campus Communities, Inc. (b)	24,514
2,911	American Homes 4 Rent - Class A	82,905
1,052	Americold Realty Trust	37,609
788	Apartment Investment & Management Co. - Class A	26,571
1,662	Apollo Commercial Real Estate Finance, Inc.	14,975
4,468	Apple Hospitality REIT, Inc.	42,938
1,648	Armada Hoffler Properties, Inc.	15,260
1,124	Blackstone Mortgage Trust, Inc. (b)	24,694
3,127	Bluerock Residential Growth REIT, Inc.	23,703
1,670	Brandywine Realty Trust	17,268
3,330	Brixmor Property Group, Inc.	38,928
2,111	BRT Apartments Corp.	24,868
814	Camden Property Trust	72,430
849	CareTrust REIT, Inc.	15,108
3,517	Chatham Lodging Trust	26,800
1,873	City Office REIT, Inc.	14,085
7,194	Colony Capital, Inc. - Class A (b)	19,640
1,357	Columbia Property Trust, Inc.	14,805
378	Community Healthcare Trust, Inc.	17,675
3,277	CoreCivic, Inc.	26,216
3,088	CorEnergy Infrastructure Trust, Inc.	18,034
9,428	CorePoint Lodging, Inc.	51,383
239	CoreSite Realty Corp.	28,412
1,170	Corporate Office Properties Trust	27,752
1,543	Cousins Properties, Inc.	44,114
926	CubeSmart	29,919
569	CyrusOne, Inc.	39,847
6,632	DiamondRock Hospitality Co.	33,624
12,768	Diversified Healthcare Trust	44,943
1,010	Douglas Emmett, Inc.	25,351
2,218	Dynex Capital, Inc.	33,736
1,084	Easterly Government Properties, Inc.	24,292
225	EastGroup Properties, Inc.	29,099
4,558	Empire State Realty Trust, Inc. - Class A (b)	27,895
501	EPR Properties (b)	13,778
920	Equity Commonwealth	24,500
976	Equity LifeStyle Properties, Inc.	59,829
1,095	Essential Properties Realty Trust, Inc.	20,060
2,660	Farmland Partners, Inc.	17,716
831	First Industrial Realty Trust, Inc.	33,074
633	Four Corners Property Trust, Inc.	16,198

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
8,957	Franklin Street Properties Corp. (b)	$32,783
1,656	Gaming and Leisure Properties, Inc.	61,172
1,216	Gladstone Commercial Corp.	20,490
1,311	Gladstone Land Corp.	19,691
1,296	Global Medical REIT, Inc.	17,496
1,036	Global Net Lease, Inc.	16,472
1,967	Great Ajax Corp.	16,306
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	31,449
817	Healthcare Realty Trust, Inc.	24,608
1,141	Healthcare Trust of America, Inc. - Class A (b)	29,666
7,788	Hersha Hospitality Trust (b)	43,146
1,070	Highwoods Properties, Inc.	35,920
853	Hudson Pacific Properties, Inc.	18,706
915	Industrial Logistics Properties Trust	20,011
211	Innovative Industrial Properties, Inc. (b)	26,187
358	Investors Real Estate Trust	23,331
1,349	Iron Mountain, Inc. (b)	36,140
1,610	iStar Financial, Inc.	19,014
780	JBG SMITH Properties	20,857
675	Kilroy Realty Corp.	35,073
2,823	Kimco Realty Corp.	31,787
2,528	Kite Realty Group Trust	29,274
975	KKR Real Estate Finance Trust, Inc.	16,117
2,307	Ladder Capital Corp.	16,426
417	Lamar Advertising Co. - Class A	27,593
1,555	Lexington Realty Trust	16,250
292	Life Storage, Inc.	30,739
2,003	Mack-Cali Realty Corp.	25,278
3,804	Medical Properties Trust, Inc.	67,065
1,338	Monmouth Real Estate Investment Corp. - Class A	18,531
324	National Health Investors, Inc.	19,527
874	National Retail Properties, Inc.	30,162
1,144	National Storage Affiliates Trust	37,420
12,348	New Senior Investment Group, Inc.	49,392
399	NexPoint Residential Trust, Inc. (b)	17,696
1,395	Office Properties Income Trust	28,904
1,542	Omega Healthcare Investors, Inc.	46,167
2,783	Orchid Island Capital, Inc.	13,943
3,424	Paramount Group, Inc. (b)	24,242
2,273	Park Hotels & Resorts, Inc.	22,707
2,495	Pebblebrook Hotel Trust (b)	31,262
1,431	Physicians Realty Trust	25,629
1,695	Piedmont Office Realty Trust, Inc. - Class A	23,001
354	PotlatchDeltic Corp.	14,903
125	PS Business Parks, Inc.	15,299
576	QTS Realty Trust, Inc. - Class A	36,300
545	Rayonier, Inc.	14,410
1,174	Regency Centers Corp.	44,635
2,042	Retail Opportunity Investments Corp.	21,267
4,388	Retail Properties of America, Inc. - Class A	25,494
3,088	Retail Value, Inc.	38,816
890	Rexford Industrial Realty, Inc. (b)	40,726
3,685	RLJ Lodging Trust	31,912
2,687	RPT Realty	14,617
2,541	Sabra Health Care REIT, Inc. (b)	35,028
352	Safehold, Inc. (b)	21,859
6,545	Service Properties Trust	52,033

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
3,982	SITE Centers Corp.	$28,670
872	Spirit Realty Capital, Inc.	29,430
909	STAG Industrial, Inc.	27,715
3,120	Starwood Property Trust, Inc.	47,081
2,532	STORE Capital Corp. (b)	69,453
4,938	Summit Hotel Properties, Inc.	25,579
1,907	Sunstone Hotel Investors, Inc.	15,142
3,759	Tanger Factory Outlet Centers, Inc. (b)	22,667
382	Terreno Realty Corp.	20,918
2,305	The Geo Group, Inc.	26,139
1,046	UMH Properties, Inc.	14,163
3,728	Uniti Group, Inc.	39,274
1,406	Urban Edge Properties	13,666
1,582	Urstadt Biddle Properties, Inc. - Class A	14,554
5,876	VEREIT, Inc. (b)	38,194
2,648	VICI Properties, Inc.	61,884
1,060	Weingarten Realty Investors	17,978
3,491	Whitestone REIT	20,946
2,525	Xenia Hotels & Resorts, Inc.	22,170

	Total Real Estate Investment Trusts (Cost $4,110,797)	3,552,971

	SHORT TERM INVESTMENTS - 0.41%
	Money Market Funds - 0.41%
289,930	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	289,930

	Total Short Term Investments (Cost $289,930)	289,930

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.13%
10,747,823	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (c)	10,747,823

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $10,747,823)	10,747,823

	Total Investments (Cost $66,562,745) - 115.11%	81,762,032
	Liabilities in Excess of Other Assets - (15.11)%	(10,730,920)

	TOTAL NET ASSETS - 100.00%	$71,031,112

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2020.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	As of September 30, 2020, the Valuation Committee has fair valued this security. The value of this security was $2,233, which represents 0.00% of total net assets.
(f)	This security has been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of this security totals $2,233, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS - 95.13%
	Australia - 3.97%
2,547	Afterpay, Ltd. (a)	$150,132
5,167	AGL Energy, Ltd.	50,452
4,661	Ampol, Ltd.	80,443
9,672	APA Group - Stapled Security (e)	71,899
638	ASX, Ltd.	37,301
12,006	Australia & New Zealand Banking Group, Ltd.	149,787
3,326	BHP Billiton, Ltd.	85,923
20,160	BlueScope Steel, Ltd.	185,751
14,061	CIMIC Group, Ltd.	188,344
4,127	Coca-Cola Amatil, Ltd.	28,249
1,764	Cochlear, Ltd.	252,020
42,802	Coles Group, Ltd.	521,447
6,172	Commonwealth Bank of Australia	284,013
2,684	CSL, Ltd.	554,425
7,995	Evolution Mining, Ltd.	33,399
23,131	Fortescue Metals Group, Ltd.	271,744
477	Macquarie Group, Ltd.	41,348
8,717	Magellan Financial Group Ltd.	359,524
92,785	Medibank Private, Ltd.	167,421
9,139	National Australia Bank, Ltd.	117,408
2,064	Newcrest Mining, Ltd.	46,803
2,762	REA Group, Ltd.	219,935
540	Rio Tinto, Ltd.	36,883
1,891	Sonic Healthcare, Ltd.	44,906
42,422	South32, Ltd.	62,957
9,926	Suncorp Group, Ltd.	60,593
12,878	Telstra Corp., Ltd.	25,785
3,355	Transurban Group - Stapled Security (e)	34,257
8,803	Wesfarmers, Ltd.	281,381
10,895	Westpac Banking Corp.	132,476
3,978	Woodside Petroleum, Ltd.	50,489
14,478	Woolworths, Ltd.	378,581

		5,006,076

	Austria - 0.64%
4,191	ANDRITZ AG	129,359
1,125	Erste Group Bank AG (a)	23,558
7,188	OMV AG	196,672
9,912	Raiffeisen Bank International AG	151,714
695	Verbund AG	37,956
10,204	voestalpine AG	268,937

		808,196

	Belgium - 0.88%
4,843	Ageas SA	198,172
1,533	Anheuser-Busch InBev SA	82,538
2,461	Colruyt SA	159,712
866	Elia Group SA/NV	86,573
508	Groupe Bruxelles Lambert SA	45,797
487	Sofina SA	132,955
2,744	UCB SA	311,648
2,143	Umicore SA	89,138

		1,106,533

	Canada - 8.10%
2,206	Agnico Eagle Mines, Ltd.	175,761
3,994	Air Canada (a)	47,062
6,718	Algonquin Power & Utilities Corp.	97,575
7,200	Alimentation Couche-Tard, Inc. - Series B	250,733
3,399	AltaGas, Ltd.	41,047

Number of Shares		Value
	Canada (Continued)
21,483	B2Gold Corp.	$139,880
4,389	Bank of Montreal	256,573
10,568	Barrick Gold Corp.	296,829
3,947	Bausch Health Cos., Inc. (a)	61,359
1,509	BCE, Inc.	62,579
2,852	Brookfield Asset Management, Inc. - Class A	94,371
2,326	Cameco Corp.	23,495
2,109	Canadian Imperial Bank of Commerce	157,642
995	Canadian National Railway Co.	105,967
7,214	Canadian Natural Resources, Ltd.	115,615
280	Canadian Pacific Railway, Ltd.	85,174
451	Canadian Tire Corp., Ltd. - Class A	45,427
8,937	Cenovus Energy, Inc. (a)	34,834
985	CGI, Inc. (a)	66,858
29,032	CI Financial Corp.	368,255
525	Constellation Software, Inc.	583,385
4,819	Dollarama, Inc.	184,718
955	Emera, Inc.	39,231
18,226	Empire Co., Ltd. - Series A	529,034
6,941	Enbridge, Inc.	202,775
1,137	Fortis, Inc.	46,486
1,440	Franco-Nevada Corp.	201,225
3,090	George Weston, Ltd.	227,210
2,256	Great-West Lifeco, Inc.	44,085
4,951	Hydro One, Ltd.	104,928
5,011	iA Financial Corp., Inc.	174,428
6,815	Imperial Oil, Ltd.	81,582
244	Intact Financial Corp.	26,127
17,938	Kinross Gold Corp.	158,290
1,691	Kirkland Lake Gold Ltd.	82,547
6,709	Loblaw Cos., Ltd.	351,334
3,179	Magna International, Inc.	145,467
25,276	Manulife Financial Corp.	351,554
2,573	Metro, Inc.	123,457
2,357	National Bank of Canada	117,076
2,433	Nutrien, Ltd.	95,398
591	Open Text Corp.	24,980
2,808	Pan American Silver Corp.	90,279
6,154	Power Corp. of Canada	120,580
1,968	Ritchie Bros Auctioneers, Inc.	116,716
9,264	Royal Bank of Canada	650,439
1,602	Saputo, Inc.	40,184
649	Shopify, Inc. - Class A (a)	663,690
1,709	Sun Life Financial, Inc.	69,641
1,472	TC Energy Corp.	61,796
2,044	TELUS Corp.	35,966
4,974	The Bank of Nova Scotia	206,648
10,374	The Toronto-Dominion Bank	480,310
1,168	Thomson Reuters Corp.	93,208
1,226	TMX Group Ltd.	126,085
4,318	Wheaton Precious Metals Corp.	211,855
10,248	WSP GLOBAL, Inc.	672,964
24,961	Yamana Gold, Inc.	141,906

		10,204,620

	Cayman Islands - 0.18%
27,576	CK Asset Holdings, Ltd.	135,501
23,093	Microport Scientific Corp.	92,345

		227,846

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Denmark - 2.63%
252	A.P. Moeller - Maersk AS - Class A	$368,875
257	A.P. Moeller - Maersk AS - Class B	406,286
2,617	Ambu A/S - Class B (a)	73,693
543	Carlsberg AS - Series B	73,154
2,310	Coloplast AS - Series B	366,110
5,484	Danske Bank AS	74,177
1,050	DSV AS	170,313
566	Genmab AS (a)	205,405
14,384	Novo Nordisk AS - Series B	996,589
1,508	Orsted AS	207,894
3,470	Pandora AS	250,318
778	Vestas Wind Systems AS	125,730

		3,318,544

	Finland - 0.67%
2,040	Elisa OYJ	119,935
1,254	Kone OYJ - Series B	110,106
2,519	Neste OYJ	132,650
10,599	Orion OYJ - Class B	480,208

		842,899

	France - 9.52%
2,209	Air Liquide SA	350,150
485	Alstom SA	24,227
604	Amundi SA	42,573
335	Arkema SA	35,518
6,890	Atos SE	553,657
3,572	AXA SA	66,111
2,579	BioMerieux	403,694
7,222	BNP Paribas SA	261,254
90,143	Bollore SA	335,767
5,605	Bouygues SA	193,689
840	Capgemini SE	107,769
14,006	Carrefour SA	223,804
8,316	Cie de Saint-Gobain	348,336
328	Cie Generale des Etablissements Michelin SCA	35,210
20,289	CNP Assurances	254,451
22,956	Credit Agricole SA	200,290
3,625	Danone SA	234,811
175	Dassault Systemes SE	32,652
2,670	Eiffage SA	217,913
5,417	Engie SA	72,391
874	EssilorLuxottica SA	118,984
578	Hermes International	497,807
379	Iliad SA	69,522
962	Ingenico Group SA	149,046
4,852	Ipsen SA	507,201
643	Kering SA	426,532
10,225	La Francaise des Jeux SAEM	375,121
1,360	Legrand SA	108,324
2,346	L’Oreal SA	763,461
2,274	LVMH Moet Hennessy Louis Vuitton SE	1,064,012
117,047	Natixis SA (a)	263,040
6,932	Publicis Groupe SA	223,419
815	Safran SA	80,186
8,167	Sanofi-Aventis SA	818,435
1,578	Sartorius Stedim Biotech	544,670
2,818	Schneider Electric SE	350,276
1,778	SEB SA	289,231
8,682	Suez Environnement Co. SA	160,419

Number of Shares		Value
	France (Continued)
413	Teleperformance	$127,330
14,585	Total SA	500,889
1,065	Ubisoft Entertainment SA (a)	95,987
8,317	Veolia Environnement SA	179,449
2,580	Vinci SA	215,577
879	Worldline SA (a)	71,976

		11,995,161

	Germany - 7.67%
2,059	adidas AG	664,942
2,105	Allianz SE	404,015
6,645	Bayer AG	409,957
2,288	Beiersdorf AG	259,775
2,052	Brenntag AG	130,471
1,040	Carl Zeiss Meditec AG	131,353
685	Covestro AG	33,969
6,826	Daimler AG	368,231
1,888	Delivery Hero SE (a)	216,629
1,901	Deutsche Boerse AG	333,286
9,474	Deutsche Lufthansa AG (a)(b)	82,062
12,788	Deutsche Post AG	580,266
16,977	Deutsche Telekom AG	282,669
1,560	Deutsche Wohnen SE	77,968
8,128	E.ON SE	89,591
815	Fresenius Medical Care AG & Co. KGaA	68,898
2,745	Fresenius SE & Co. KGaA	124,828
1,008	GEA Group AG	35,319
364	Hannover Rueck SE	56,351
6,746	HeidelbergCement AG	412,223
1,149	Hochtief AG	89,197
6,239	Infineon Technologies AG	175,852
1,772	KION Group AG	151,311
2,052	Knorr-Bremse AG	241,648
1,822	Merck KGaA	265,635
18,492	METRO AG	184,160
242	MTU Aero Engines AG	40,117
421	Muenchener Rueckversicherungs-Gesellschaft AG	107,026
3,765	Nemetschek SE	275,190
5,535	Puma SE	497,573
6,861	RWE AG	256,942
4,888	SAP SE	761,155
2,161	Scout24 AG	188,499
2,634	Siemens AG	332,647
1,317	Siemens Energy AG (a)	35,515
731	Siemens Healthineers AG	32,814
550	Symrise AG	75,968
3,041	Uniper SE	98,161
1,917	United Internet AG	73,312
1,027	Volkswagen AG	179,504
1,651	Vonovia SE	113,182
7,765	Zalando SE (a)	725,487

		9,663,698

	Hong Kong - 2.14%
72,146	AIA Group, Ltd.	717,138
19,890	BOC Hong Kong Holdings, Ltd.	52,728
52,531	CK Hutchison Holdings, Ltd.	318,325
58,085	Dairy Farm International Holdings, Ltd.	219,537
1,758	Hang Seng Bank, Ltd.	26,044
37,145	HK Electric Investments & HK Electric Investments, Ltd. - Stapled Security (e)	38,403

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong (Continued)
10,693	Hong Kong Exchange & Clearing, Ltd.	$503,357
2,811	Jardine Matheson Holdings, Ltd.	111,742
11,846	Jardine Strategic Holdings, Ltd.	234,869
16,754	Pacific Century Premium Developments, Ltd. (a)	4,418
155,130	PCCW, Ltd.	92,802
8,517	Swire Pacific, Ltd. - Class A	41,235
22,687	Techtronic Industries Co., Ltd.	301,640
36,498	WH Group, Ltd.	29,772

		2,692,010

	Ireland - 0.49%
1,417	CRH PLC	51,383
559	DCC PLC	43,274
5,189	James Hardie Industries PLC (a)	124,390
246	Kerry Group PLC - Series A	31,591
643	Kingspan Group PLC	58,478
373	Kingspan Group PLC	33,945
876	Paddy Power Betfair PLC (a)	139,029
3,543	Smurfit Kappa Group PLC	139,021

		621,111

	Isle Of Man - 0.13%
13,132	GVC Holdings PLC	164,469

	Israel - 0.60%
1	International Flavors & Fragrances, Inc.	69
713	Nice, Ltd. (a)	161,655
39,563	Teva Pharmaceutical Industries, Ltd. - ADR (a)(b)	356,462
920	Wix.com, Ltd. (a)(b)	234,462

		752,648

	Italy - 2.79%
7,382	Assicurazioni Generali SpA	104,046
2,326	Atlantia SpA	36,428
1,386	DiaSorin SpA	278,854
52,665	Enel SpA	456,920
6,176	Exor NV	335,252
14,455	FinecoBank Banca Fineco SpA	199,100
7,503	Infrastrutture Wireless Italiane SpA	82,776
24,327	Intesa Sanpaolo SpA (a)	45,769
7,122	Moncler SpA	291,445
4,536	Nexi SpA (a)	90,912
8,519	Pirelli & C SpA	36,502
24,195	Poste Italiane SpA	214,412
4,911	Prysmian SpA	142,556
3,313	Recordati SpA	169,709
25,012	Snam SpA	128,632
953,392	Telecom Italia SpA	382,126
950,413	Telecom Italia SpA - Savings Shares	383,753
19,073	Terna Rete Elettrica Nazionale SpA	133,451

		3,512,643

	Japan - 22.65%
1,355	ABC-Mart, Inc.	70,550
4,821	Advantest Corp.	234,496
4,688	Aeon Co., Ltd.	126,111
7,946	Asahi Intecc Co., Ltd.	249,732
24,851	Astellas Pharma, Inc.	370,444
2,653	Bandai Namco Holdings, Inc.	194,386
10,130	Brother Industries, Ltd.	161,142
7,477	Calbee, Inc.	246,277

Number of Shares		Value
	Japan (Continued)
3,759	Casio Computer Co., Ltd.	$60,867
8,283	Chugai Pharmaceutical Co., Ltd.	371,704
5,715	Coca-Cola Bottlers Japan, Inc.	95,669
630	Cosmos Pharmaceutical Corp.	109,790
4,674	CyberAgent, Inc. (a)	288,627
1,357	Dai Nippon Printing Co., Ltd.	27,506
1,403	Daifuku Co., Ltd.	141,615
10,608	Daiichi Sankyo Co., Ltd.	325,642
839	Daikin Industries, Ltd.	155,026
431	Disco Corp.	105,382
1,390	Don Quijote Co., Ltd.	32,371
3,051	Eisai Co., Ltd.	278,655
243	Fast Retailing Co., Ltd.	152,706
1,957	FUJIFILM Holdings Corp.	96,464
1,626	Fujitsu, Ltd.	222,140
435	GMO Payment Gateway, Inc.	46,598
4,154	Hakuhodo DY Holdings, Inc.	53,717
822	Hamamatsu Photonics KK (a)	41,541
2,169	Hitachi Metals, Ltd.	33,446
7,387	Hitachi, Ltd.	250,120
11,358	Honda Motor Co., Ltd.	269,722
5,028	Hoya Corp.	567,743
6,077	Iida Group Holdings Co., Ltd.	122,996
35,064	Inpex Corp.	188,160
4,584	Ito En, Ltd.	326,923
17,565	ITOCHU Corp.	449,767
3,120	Itochu Techno-Solutions Corp.	118,359
32,630	Japan Post Holdings Co., Ltd.	222,506
19,221	Japan Post Insurance Co Ltd.	302,640
10,483	JGC Holdings Corp. (a)	108,731
3,182	JSR Corp.	75,630
97,944	JXTG Holdings, Inc.	349,451
8,068	Kakaku.com, Inc.	212,704
1,931	Kamigumi Co., Ltd.	38,051
2,539	Kao Corp.	190,605
16,471	KDDI Corp.	414,271
680	Keyence Corp.	317,886
2,949	Kikkoman Corp.	163,592
1,469	Kobayashi Pharmaceutical Co., Ltd.	141,944
2,891	Kobe Bussan Co, Ltd.	159,211
2,291	Kose Corp.	280,505
1,959	Lasertec Corp.	161,028
1,447	Lawson, Inc.	68,997
3,033	LINE Corp. (a)	154,384
4,011	Lion Corp.	82,342
10,427	LIXIL Group Corp.	210,754
4,662	M3, Inc.	288,374
60,169	Marubeni Corp.	341,604
60,790	Mebuki Financial Group, Inc.	137,944
1,739	Medipal Holdings Corp.	34,871
2,262	MEIJI Holdings Co., Ltd.	172,785
1,185	Mercari, Inc. (a)	54,763
7,536	MISUMI Group, Inc.	211,286
57,415	Mitsubishi Chemical Holdings Corp.	331,421
14,173	Mitsubishi Corp.	339,236
3,234	Mitsubishi Gas Chemical Co., Inc.	60,164
4,828	Mitsubishi Heavy Industries, Ltd.	106,895
26,991	Mitsubishi UFJ Financial Group, Inc.	107,718
40,974	Mitsubishi UFJ Lease & Finance Co., Ltd.	190,380
1,736	Mitsui & Co., Ltd.	29,829

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
7,429	Mitsui Chemicals, Inc.	$179,557
1,181	Miura Co., Ltd.	57,927
6,560	Mizuho Financial Group, Inc.	81,880
10,575	MonotaRO Co., Ltd.	525,271
2,991	Murata Manufacturing Co., Ltd.	194,496
4,277	Nexon Co., Ltd.	106,685
845	Nidec Corp.	79,242
2,285	Nihon M&A Center, Inc.	130,723
285	Nintendo Co., Ltd.	161,507
2,244	Nippon Paint Holdings Co., Ltd.	231,012
24,313	Nippon Telegraph & Telephone Corp.	496,391
1,498	Nissin Foods Holdings Co., Ltd. (a)	140,734
1,636	Nitori Holdings Co., Ltd.	339,391
31,686	Nomura Holdings, Inc.	144,803
5,232	Nomura Research Institute, Ltd.	154,054
21,620	NTT DoCoMo, Inc.	794,451
17,264	Obayashi Corp.	157,608
471	Obic Co., Ltd.	82,831
24,028	Olympus Corp. (a)	499,680
3,479	OMRON Corp.	272,010
4,253	Ono Pharmaceutical Co., Ltd.	133,773
1,043	Oracle Corp.	112,620
16,144	ORIX Corp.	201,643
5,501	Osaka Gas Co., Ltd.	107,099
3,368	Osaka Securities Exchange Co., Ltd.	94,399
2,529	Otsuka Holdings Co., Ltd.	107,142
14,250	Persol Holdings Co., Ltd.	232,762
4,912	Pigeon Corp.	219,474
15,072	Pola Orbis Holdings, Inc.	284,187
8,678	Rakuten, Inc.	93,575
11,724	Recruit Holdings Co., Ltd.	465,623
42,166	Resona Holdings, Inc.	143,652
582	Rinnai Corp.	56,769
19,105	Ryohin Keikaku Co., Ltd.	317,457
4,071	Seiko Epson Corp.	46,817
18,161	Sekisui House, Ltd.	321,826
3,693	Seven & I Holdings Co., Ltd. - Series A	114,742
1,319	SG Holdings Co., Ltd. (a)	68,632
1,181	Shimadzu Corp. (a)	35,945
772	Shimamura Co., Ltd.	74,995
337	Shimano, Inc.	66,522
1,337	Shin-Etsu Chemical Co., Ltd.	174,952
13,619	Shinsei Bank, Ltd. (a)	168,158
548	Shionogi & Co., Ltd.	29,331
5,821	Shiseido Co., Ltd.	336,978
339	SMC Corp.	189,107
3,489	SoftBank Group Corp.	215,880
7,541	Sony Corp.	577,958
981	Square Enix Holdings Co., Ltd.	64,924
2,402	SUMCO Corp.	33,890
16,367	Sumitomo Corp.	197,296
10,968	Sumitomo Dainippon Pharma Co., Ltd.	144,530
2,254	Sumitomo Metal Mining Co., Ltd.	69,906
10,559	Sumitomo Mitsui Financial Group, Inc.	295,238
4,758	Sumitomo Mitsui Trust Holdings, Inc.	126,581
23,559	Sumitomo Rubber Industries, Ltd.	218,843
7,070	Sundrug Co., Ltd.	266,503
2,855	Sysmex Corp.	273,172
8,800	T&D Holdings, Inc.	86,753

Number of Shares		Value
	Japan (Continued)
5,040	Taiheiyo Cement Corp.	$128,689
795	Taisho Pharmaceutical Holdings Co., Ltd.	52,356
5,406	Takeda Pharmaceutical Co., Ltd.	193,226
515	TDK Corp. (a)	56,234
1,776	Terumo Corp.	70,711
12,798	The Yokohama Rubber Co., Ltd.	182,185
16,187	Tohoku Electric Power Co., Inc.	162,228
997	Tokyo Electron, Ltd. (a)	260,471
6,897	Tokyo Gas Co., Ltd.	157,393
37,272	Toray Industries, Inc.	170,520
1,424	Toyo Suisan Kaisha, Ltd.	75,196
5,003	Toyota Motor Corp.	332,049
11,648	Toyota Tsusho Corp.	327,615
1,343	Trend Micro, Inc.	81,841
2,432	Tsuruha Holdings, Inc.	344,778
2,478	Unicharm Corp.	110,824
11,512	Welcia Holdings Co., Ltd.	506,009
40,904	Yamada Denki Co., Ltd.	203,985
680	Yamaha Corp.	32,613
2,305	Yamato Holdings Co., Ltd. (a)	60,719
14,269	Yamazaki Baking Co., Ltd.	248,723
16,991	Z Holdings Corp.	113,490
15,136	ZOZO, Inc.	422,364

		28,543,022

	Jersey - 0.91%
5,660	Ferguson PLC	569,571
206,203	Glencore PLC	427,497
19,007	WPP PLC	149,281

		1,146,349

	Luxembourg - 0.22%
146	Eurofins Scientific SE (a)	115,657
4,895	SES SA	34,654
25,615	Tenaris SA	127,616

		277,927

	Netherlands - 4.57%
3,453	ABN AMRO Group NV	28,866
99	Adyen NV (a)	182,605
79,252	Aegon NV	205,130
566	Akzo Nobel NV	57,206
36,672	ArcelorMittal	487,862
223	Argenx SE (a)	58,909
2,308	ASML Holding NV	852,518
1,193	Ferrari NV	218,939
1,386	Galapagos NV (a)	196,494
28,833	ING Groep NV	205,778
22,273	Koninklijke Ahold Delhaize NV	658,348
1,334	Koninklijke DSM NV	219,620
8,797	Koninklijke Philips NV	415,389
1,376	Koninklijke Vopak NV	77,447
8,411	NN Group NV	315,278
2,437	Qiagen NV (a)	126,577
5,342	Randstad Holding NV	278,563
9,706	STMicroelectronics NV	297,685
7,808	Unilever NV	474,162
4,647	Wolters Kluwer NV	396,403

		5,753,779

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	New Zealand - 0.26%
6,669	a2 Milk Co., Ltd. (a)	$67,874
7,064	Fisher & Paykel Healthcare Corp., Ltd.	155,907
15,343	Meridian Energy, Ltd.	50,461
17,409	Spark New Zealand, Ltd.	54,321

		328,563

	Norway - 0.56%
5,590	Gjensidige Forsikring ASA	113,447
50,917	Norsk Hydro ASA	140,543
9,998	Orkla ASA	100,905
8,709	Schibsted ASA - B Shares	346,963

		701,858

	Portugal - 0.35%
46,949	EDP - Energias de Portugal SA	230,847
12,880	Jeronimo Martins SGPS SA	207,116

		437,963

	Singapore - 1.61%
13,194	DBS Group Holdings, Ltd.	193,970
27,073	Jardine Cycle & Carriage, Ltd.	359,356
26,845	Oversea-Chinese Banking Corp., Ltd.	166,942
78,960	Singapore Exchange, Ltd.	532,559
15,474	United Overseas Bank, Ltd.	217,985
84,970	Wilmar International, Ltd.	275,885
379,623	Yangzijiang Shipbuilding Holdings, Ltd.	277,309

		2,024,006

	Spain - 1.80%
19,865	ACS, Actividades de Construccion y Servicios SA	449,044
185	Aena SME SA	25,757
3,430	Amadeus IT Holdings SA - Class A	190,490
13,597	CaixaBank SA	28,865
4,126	Cellnex Telecom SA	250,461
2,125	Enagas SA	49,031
3,702	Endesa SA	99,022
1,762	Grifols SA (a)	50,667
41,331	Iberdrola SA	508,729
13,892	Industria de Diseno Textil SA	384,316
52,922	Mapfre SA	83,028
1,988	Siemens Gamesa Renewable Energy SA	53,800
26,193	Telefonica SA	89,726

		2,262,936

	Sweden - 3.04%
1,290	Assa Abloy AB - Series B	30,160
8,172	Atlas Copco AB - Class A	389,631
4,153	Atlas Copco AB - Class B	173,321
2,834	Epiroc AB - Class A	41,054
4,137	Epiroc AB - Class B	57,425
2,701	Essity AB - Class B	91,189
7,634	Evolution Gaming Group AB	504,402
27,595	Hennes & Mauritz AB - Series B	475,406
798	Hexagon AB - Class B	60,275
9,979	Husqvarna AB - Class B	109,731
1,010	ICA Gruppen AB	51,310
4,512	Investment AB Latour - B Shares	106,004
4,173	Investor AB - B Shares	272,579
2,443	Kinnevik AB - B Shares	99,157
1,720	L E Lundbergforetagen AB - Series B	84,984
7,130	Nibe Industrier AB - B Shares	183,249

Number of Shares		Value
	Sweden (Continued)
11,856	Skanska AB - B Shares	$250,383
2,274	SKF AB - B Shares	46,914
8,135	Svenska Cellulosa AB - Series B	111,526
6,600	Swedish Match AB	539,661
13,828	Telefonaktiebolaget LM Ericsson - Series B	151,323

		3,829,684

	Switzerland - 8.48%
6,553	ABB, Ltd.	166,603
2,918	Adecco Group AG	153,969
637	Banque Cantonale Vaudoise	64,644
426	Cie Financiere Richemont SA	28,603
1,669	Coca-Cola HBC AG	41,213
37,981	Credit Suisse Group AG	379,153
79	EMS-Chemie Holding AG	70,979
62	Givaudan SA	267,704
2,024	Kuehne & Nagel International AG	393,007
4,312	LafargeHolcim, Ltd.	196,280
3,778	Logitech International SA	292,652
429	Lonza Group AG	264,751
21,462	Nestle SA	2,554,236
16,946	Novartis AG	1,471,325
438	Partners Group Holding AG	402,874
6,481	Roche Holdings AG	2,220,005
121	SGS SA	324,260
635	Sika AG	155,925
699	Sonova Holding AG	177,137
221	Straumann Holding AG	223,564
96	Swiss Life Holding AG	36,326
133	Swisscom AG	70,458
180	Temenos AG	24,193
559	The Swatch Group AG - Group I	130,295
2,516	The Swatch Group AG - Group N	113,300
16,125	UBS Group AG	180,163
815	Zurich Insurance Group AG	284,203

		10,687,822

	United Kingdom - 10.27%
15,937	Admiral Group PLC	537,482
5,790	Anglo American PLC	140,082
4,729	Ashtead Group PLC	170,299
3,495	Associated British Foods PLC	84,144
9,181	AstraZeneca PLC	1,003,162
60,490	Auto Trader Group PLC	439,184
2,539	AVEVA Group PLC	156,602
76,040	Aviva PLC	281,329
3,935	Berkeley Group Holdings PLC	214,509
3,359	BHP Group PLC	71,662
19,034	BP PLC	55,046
14,115	British American Tobacco PLC	506,326
3,603	Bunzl PLC	116,329
18,946	Burberry Group PLC	379,759
4,211	Coca-Cola European Partners PLC	163,429
6,170	Compass Group PLC	92,685
638	Croda International PLC	51,465
3,700	Diageo PLC	127,091
44,173	Evraz PLC	196,698
5,121	Experian PLC	192,419
47,109	GlaxoSmithKline PLC	883,180
5,451	Halma PLC	164,686
20,564	Hargreaves Lansdown PLC	413,658

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Kingdom (Continued)
5,512	Hikma Pharmaceuticals PLC	$184,748
8,260	HSBC Holdings PLC	32,315
3,972	Imperial Brands PLC	70,160
152,021	J. Sainsbury PLC	374,298
40,986	JD Sports Fashion PLC	427,840
19,269	Kingfisher PLC	73,808
104,147	Legal & General Group PLC	254,064
2,565	London Stock Exchange Group PLC	294,250
183,237	M&G PLC	376,632
20,470	National Grid PLC	235,123
4,329	Next PLC	331,894
6,058	Ocado Group PLC (a)	214,268
3,865	Persimmon PLC	123,172
2,227	Prudential PLC	31,954
2,381	Reckitt Benckiser Group PLC	232,161
11,013	RELX PLC	245,129
22,679	Rentokil Initial PLC (a)	156,755
3,901	Rio Tinto PLC	234,734
19,393	Royal Dutch Shell PLC - Class A	242,090
18,696	Royal Dutch Shell PLC - Class B	226,728
884	Schroders PLC	30,701
4,793	Severn Trent PLC	150,907
9,237	Smith & Nephew PLC	180,948
394	Spirax-Sarco Engineering PLC	56,107
12,215	SSE Plc	190,117
11,138	St. James’s Place PLC	133,995
31,220	Standard Chartered PLC	143,662
9,300	Standard Life Aberdeen PLC	27,084
40,987	Tesco PLC	112,440
39,771	The Sage Group PLC	369,601
6,067	Unilever PLC	374,052
6,957	United Utilities Group PLC	76,850
201,080	Vodafone Group PLC	266,519
17,962	Wm Morrison Supermarkets PLC	39,426

		12,955,758

	Total Common Stocks (Cost $98,609,237)	119,866,121

	INVESTMENT COMPANIES - 2.80%
	Canada - 0.24%
11,095	iShares MSCI Canada ETF (b)	304,114

	Japan - 2.56%
50,664	iShares MSCI EAFE ETF (b)	3,224,764

	Total Investment Companies (Cost $3,522,961)	3,528,878

	PARTICIPATORY NOTES - 0.03%
	Switzerland - 0.03%
129	Schindler Holding AG (d)	35,214

	Total Participatory Notes (Cost $29,164)	35,214

	PREFERRED STOCKS - 0.50%
	Germany - 0.50%
4,155	Fuchs Petrolub SE - Preference Shares	211,265
442	Sartorius AG	181,166
1,507	Volkswagen AG - Preference Shares	242,495

	Total Preferred Stocks (Cost $585,758)	634,926

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 0.57%
	Australia - 0.12%
9,369	Goodman Group	$121,305
10,821	Stockland	29,561

		150,866

	Canada - 0.03%
1,123	Canadian Apartment Properties	39,175

	Japan - 0.13%
49	Nippon Prologis REIT, Inc.	165,241

	United Kingdom - 0.18%
18,142	Segro PLC	218,023

	Singapore - 0.11%
93,316	Mapletree Logistics Trust	140,559

	Total Real Estate Investment Trusts (Cost $549,783)	713,864

	SHORT TERM INVESTMENTS - 0.28%
	Money Market Funds - 0.28%
358,563	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	358,563

	Total Short Term Investments (Cost $358,563)	358,563

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.23%
2,816,113	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (c)	2,816,113

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,816,113)	2,816,113

	Total Investments (Cost $106,471,579) - 101.54%	127,953,679
	Liabilities in Excess of Other Assets - (1.54)%	(1,944,037)

	TOTAL NET ASSETS - 100.00%	$126,009,642

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2020.
(d)	Represents the value of the underlying security. See note 3t. of the Notes to Financial Statements.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Glossary of Terms

ADR - American Depositary Receipt

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2020

COMMON STOCKS
Aerospace & Defense	0.10%
Air Freight & Logistics	0.83%
Airlines	0.10%
Auto Components	0.49%
Automobiles	1.09%
Banks	4.55%
Beverages	0.74%
Biotechnology	0.85%
Building Products	0.81%
Capital Markets	3.79%
Chemicals	2.16%
Commercial Services & Supplies	0.39%
Communications Equipment	0.12%
Construction & Engineering	2.02%
Construction Materials	0.72%
Containers & Packaging	0.11%
Distributors	0.29%
Diversified Financial Services	1.40%
Diversified Telecommunication Services	2.37%
Electric Utilities	1.96%
Electrical Equipment	0.83%
Electronic Equipment, Instruments & Components	1.22%
Energy Equipment & Services	0.10%
Entertainment	0.14%
Food & Staples Retailing	5.00%
Food Products	3.76%
Gas Utilities	0.30%
Health Care Equipment & Supplies	3.53%
Health Care Providers & Services	0.22%
Health Care Technology	0.23%
Hotels, Restaurants & Leisure	1.01%
Household Durables	1.73%
Household Products	0.74%
Independent Power and Renewable Electricity Producers	0.12%
Industrial Conglomerates	0.99%
Insurance	4.68%
Interactive Media & Services	0.96%
Internet & Direct Marketing Retail	1.37%
Internet Software & Services	0.09%
IT Services	2.33%
Leisure Equipment & Products	0.05%
Leisure Products	0.18%
Life Sciences Tools & Services	0.83%
Machinery	1.92%
Marine	0.93%
Media	0.84%
Media (discontinued effective close of September 28, 2018)	0.03%
Metals & Mining	3.41%
Multiline Retail	0.95%
Multi-Utilities	0.84%
Oil, Gas & Consumable Fuels	2.22%

Paper & Forest Products	0.09%
Personal Products	2.02%
Pharmaceuticals	9.64%
Professional Services	1.94%
Real Estate Management & Development	0.30%
Road & Rail	0.29%
Semiconductors & Semiconductor Equipment	1.68%
Software	2.25%
Specialty Retail	1.75%
Technology Hardware, Storage & Peripherals	0.47%
Textiles, Apparel & Luxury Goods	3.54%
Tobacco	0.89%
Trading Companies & Distributors	2.54%
Transportation Infrastructure	0.11%
Water Utilities	0.18%
Wireless Telecommunication Services	1.00%

TOTAL COMMON STOCKS	95.13%

INVESTMENT COMPANIES
Exchange Traded Funds	2.80%

TOTAL INVESTMENT COMPANIES	2.80%

PARTICIPATORY NOTES
Machinery	0.03%

TOTAL PARTICIPATORY NOTES	0.03%

PREFERRED STOCKS
Automobiles	0.19%
Chemicals	0.17%
Health Care Equipment & Supplies	0.14%

TOTAL PREFERRED STOCKS	0.50%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.57%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.57%

SHORT TERM INVESTMENTS
Money Market Funds	0.28%

TOTAL SHORT TERM INVESTMENTS	0.28%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	2.23%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	2.23%

TOTAL INVESTMENTS	101.54%
Liabilities in Excess of Other Assets	(1.54)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Principal Amount		Value
	ASSET BACKED SECURITIES - 5.25%
90,149	Affirm Asset Securitization Trust 2020-Z1 Series A, 3.460%, 10/15/2024 (c)(g)	$90,790
395,000	Ally Master Owner Trust Series 2018-1, 2.700%, 01/15/2023	397,632
323,199	ALM XVI, Ltd. Series 2015-16RR, 1.175% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 04/15/2027 (a)(c)	321,858
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025	152,929
395,484	Atrium XII Series 2015-12R, 1.088% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	392,077
249,672	Carlyle Global Market Strategies CLO, Ltd. Series 2013-2A, 1.162% (3 Month LIBOR USD + 0.890%, 0% Floor), 01/18/2029 (a)(c)	247,342
442,445	CARLYLE US CLO 2017-1 Ltd. Series 2017-1A, 1.572% (3 Month LIBOR USD + 1.300%, 0% Floor), 04/21/2031 (a)(c)	441,383
99,833	CF Hippolyta LLC Series 2020-1, 1.990%, 07/15/2060 (c)	102,243
	Domino’s Pizza Master Issuer LLC
186,200	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	197,480
74,438	Series 2019-1, 3.668%, 10/25/2049 (c)	79,460
135,000	Drive Auto Receivables Trust Series 2019-4, 2.700%, 02/16/2027	138,341
90,000	Exeter Automobile Receivables Trust
	Series 2020-1, 2.730%, 12/15/2025 (c)	92,606
300,000	Exeter Automobile Receivables Trust 2019-4
	Series 2019-4, 2.580%, 09/15/2025 (c)	308,026
30,794	Flagship Credit Auto Trust Series 2018-2, 2.970%, 10/17/2022 (c)	30,949
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.590% (3 Month LIBOR USD + 0.230%, 0% Floor), 05/25/2036 (a)	96,063
122,732	GLS Auto Receivables Issuer Trust Series 2019-4, 2.470%, 11/15/2023 (c)	124,423
300,000	GTP Acquisition Partners I LLC Series 2015-2, 3.482%, 06/15/2050 (c)	324,715
250,000	LCM XX LP Series 2015-20R, 1.312% (3 Month LIBOR USD + 1.040%, 0% Floor), 10/20/2027 (a)(c)	247,998
152,308	Marlette Funding Trust Series 2019-4, 2.390%, 12/15/2029 (c)(g)	154,159
	NRZ Excess Spread-Collateralized Notes Series
185,096	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	185,781
70,329	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	70,518
	OCP CLO, Ltd.
84,267	Series 2015-8R, 1.123% (3 Month LIBOR USD + 0.850%, 0% Floor), 04/17/2027 (a)(c)	84,037
160,773	Series 2015-9R, 1.075% (3 Month LIBOR USD + 0.800%, 0% Floor), 07/15/2027 (a)(c)	160,646
35,007	OnDeck Asset Securitization Trust II LLC
	Series 2019-1A, 2.650%, 11/17/2024 (c)(g)	35,058
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	338,425
37,872	Series 2017-1A, 2.370%, 09/14/2032 (c)	37,951
246,844	OZLM VII, Ltd. Series 2014-7R, 1.283% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	243,892

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
273,100	OZLM XII, Ltd. Series 2015-12R, 1.318% (3 Month LIBOR USD + 1.050%, 0% Floor), 04/30/2027 (a)(c)	$271,897
205,000	Santander Drive Auto Receivables Trust Series 2019-3, 2.680%, 10/15/2025	210,525
54,913	Santander Drive Auto Receivables Trust 2020-1 Series 2.07000, 2.070%, 01/15/2023	55,299
335,000	Sound Point CLO, Ltd. Series 2018-3, 1.225% (3 Month LIBOR USD + 0.950%, 0% Floor), 04/16/2029 (a)(c)	331,912
102,702	Springleaf Funding Trust Series 2017-A, 2.680%, 07/15/2030 (c)	102,875
387,780	TICP CLO, Ltd. Series 2018-3, 1.112% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	384,194
	Voya CLO, Ltd.
103,385	Series 2014-3, 0.965% (3 Month LIBOR USD + 0.720%, 0% Floor), 07/27/2026 (a)(c)	103,078
480,000	Series 2015-1, 1.172% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	475,256
77,800	Wendy’s Funding LLC Series 2018-1, 3.884%, 03/15/2048 (c)(g)	81,993
220,000	Westlake Automobile Receivables Trust Series 2019-3, 2.720%, 11/15/2024 (c)	225,924
310,445	Z Capital Credit Partners CLO, Ltd. Series 2015-1, 1.221% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	308,949

	Total Asset Backed Securities (Cost $7,575,404)	7,648,684

	COLLATERALIZED MORTGAGE OBLIGATIONS - 14.25%
144,729	Ajax Mortgage Loan Trust Series 2017-B, 3.163%, 09/25/2056 (b)(c)	145,781
	Angel Oak Mortgage Trust I LLC
89,956	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	91,910
103,125	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	105,807
269,799	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	274,950
186,717	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	189,254
105,000	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	105,787
	Arroyo Mortgage Trust
144,595	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	151,878
215,995	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	221,046
235,834	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	246,489
	BANK
2,150,662	Series 2019-BNK23, 0.700%, 12/17/2052 (b)(j)	119,913
994,836	Series 2019-BNK18, 0.904%, 05/17/2062 (b)(j)	64,215
1,279,673	Series 2019-BNK20, 0.839%, 09/15/2062 (b)(j)	78,963
1,321,952	Series 2019-BNK22, 0.603%, 11/17/2062 (b)(j)	63,613
997,408	Series 2019-BNK24, 0.766%, 11/17/2062 (b)(j)	51,901
997,637	Series 2020-BNK26, 1.355%, 03/16/2063 (b)(j)	92,707
1,565,000	Series 2020-BNK28, 1.787%, 03/16/2063 (b)(g)(j)	235,234
64,634	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	67,183

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
179,669	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	$181,783
	Bayview Opportunity Master Fund IVa Trust
167,177	Series 2017-SPL5A, 3.500%, 06/28/2057 (b)(c)	173,058
57,890	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	60,093
	Bayview Opportunity Master Fund IVb Trust
47,280	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	49,274
62,828	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	64,261
132,000	BBCMS Mortgage Trust Series 2017-DELC, 1.025% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	128,513
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	349,549
1,001,970	Series 2019-B12, 1.067%, 08/16/2052 (b)(j)	68,777
394,963	Series 2020-B18, 1.921%, 07/17/2053 (b)(j)	48,361
1,504,868	Series 2019-B10, 1.392%, 03/17/2062 (b)(j)	122,213
	BX Commercial Mortgage Trust
128,195	Series 2018-IND, 0.925% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	128,428
327,508	Series 2019-XL, 1.095% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	327,200
100,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, 1.625% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	99,877
145,000	Century Plaza Towers Series 2019-CPT, 2.865%, 11/16/2039 (c)	158,928
13,528	Chase Mortgage Finance Trust Series 2007-A1, 3.683%, 02/25/2037 (b)	13,653
56,021	CIM Trust Series 2017-7, 3.000%, 04/25/2057 (b)(c)	57,416
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	326,966
505,000	Series 2016-P4, 2.902%, 07/12/2049	549,759
	Citigroup Mortgage Loan Trust
228,606	Series 2018-RP2, 3.500%, 02/25/2058 (b)(c)	245,529
104,929	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	111,838
86,472	Series 2019-IMC1, 2.720%, 07/25/2049 (c)	88,033
137,464	Series 2019-E, 3.228%, 11/25/2070 (c)(b)(k)	138,629
	COLT Mortgage Loan Trust
40,939	Series 2019-1, 3.705%, 03/25/2049 (b)(c)	41,372
73,924	Series 2019-2, 3.337%, 05/25/2049 (b)(c)	79,080
85,775	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	87,586
176,805	Series 2019-4, 2.579%, 11/25/2049 (b)(c)	179,345
100,000	Series 2020-1R, 1.255%, 09/25/2065 (b)(c)	100,754
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	128,543
290,000	Series 2019-WCM, 1.075% (1 Month LIBOR USD + 0.900%, 0.900% Floor), 10/16/2034 (a)(c)	289,650
	Countrywide Home Loans, Inc.
7,023	Series 2004-HYB6, 3.769%, 11/20/2034 (b)	7,071
84,980	Series 2005-11, 0.772% (1 Month LIBOR USD + 0.600%, 0.300% Floor, 10.500% Cap), 03/25/2035 (a)	70,052

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
375,000	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	$397,208
	CSMC Trust
34,923	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	36,398
100,000	Series 2020-NET, 2.260%, 08/17/2037 (c)	103,441
385,000	Series 2020-RPL4, 2.000%, 01/25/2060 (c)	397,351
460,000	Series 2020-NQM1 A1, 1.208%, 05/25/2065 (c)	459,992
11,946,629	DBGS Mortgage Trust Series 2018-C1, 0.207%, 10/17/2051 (b)(j)	176,834
475,000	DBJPM Mortgage Trust
360,000	Series 2016-C1, 3.038%, 05/12/2049	383,742
475,000	Series 2016-C3, 2.890%, 08/12/2049	519,053
310,966	Series 2020-C9, 1.832%, 08/15/2053 (b)(j)	35,380
	Deephaven Residential Mortgage Trust
85,296	Series 2019-2, 3.558%, 04/25/2059 (b)(c)	86,395
199,126	Series 2019-3, 2.964%, 07/25/2059 (b)(c)	203,102
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,396
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	144,824
35,000	Series 2015-GC34, 3.506%, 10/13/2048	38,795
1,449,868	Series 2020-GC45, 0.675%, 02/14/2053 (b)(j)	73,450
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 1.325% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	213,816
104,965	Homeward Opportunities Fund I Trust
	Series 2019-2, 2.702%, 08/25/2059 (b)(c)	106,294
	JPMBB Commercial Mortgage Securities Trust
90,000	Series 2020-NNN, 2.812%, 01/16/2037 (c)	94,021
317,025	Series 2013-C12, 3.157%, 07/17/2045	322,651
	Mill City Mortgage Loan Trust
189,327	Series 2018-2, 3.500%, 05/25/2058 (c)(b)	197,742
420,339	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	453,938
193,054	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	199,055
147,931	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	154,034
233,486	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	248,371
134,336	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.192% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)	133,808
175,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, 3.325%, 05/17/2049	194,188
185,000	Morgan Stanley Capital I Trust Series 2014-MP, 3.469%, 08/11/2033 (c)	188,131
222,000	Mortgage Insurance-Linked Notes Series 2019-1, 2.072% (1 Month LIBOR USD + 1.900%, 1.900% Floor), 11/26/2029 (a)(c)	221,085
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 1.275% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	99,055
100,000	Series 2019-TECH C, 1.475% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	98,132
160,000	Natixis Commercial Mortgage Securities Trust Series 2019-1776, 2.507%, 10/17/2036 (c)	161,630
320,000	New Residential Advance Receivables Trust Advance Receivables Backed Series 2019-T4, 2.329%, 10/15/2051 (c)	320,904

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	New Residential Mortgage LLC
168,947	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	$165,124
187,445	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	182,050
	New Residential Mortgage Loan Trust
70,730	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	76,901
58,637	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	63,434
93,413	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	101,872
85,653	Series 2017-2, 4.000%, 03/25/2057 (c)(b)	93,261
48,082	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	52,282
50,536	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	55,617
49,870	Series 2017-5, 1.672% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	50,022
70,598	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	76,584
153,578	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	167,184
149,741	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	164,395
174,025	Series 2018-4, 0.922% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	173,927
249,866	Series 2019-3, 3.750%, 11/25/2058 (b)	268,925
195,330	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	205,062
117,870	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	121,194
97,767	Series 2020-NPL2, 3.228%, 08/25/2060 (c)(k)	98,489
	PRPM Trust
99,622	Series 2019-GS1, 3.500%, 10/25/2024 (b)(c)	100,479
280,000	Series 2020-3 A1, 2.860%, 09/25/2025 (c)	279,995
	SBA Tower Trust
155,000	Series 2019-1, 2.836%, 01/15/2025 (c)	166,289
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	91,174
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	131,996
71,879	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	80,128
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	358,656
75,000	Series 2016-C5, 3.055%, 10/13/2048	81,070
96,417	Starwood Mortgage Residential Trust 2020-3
	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	97,096
	Towd Point Mortgage Trust
87,330	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	89,038
38,751	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	39,837
38,581	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	39,119
400,109	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	410,588
194,723	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	200,423
48,154	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	49,640
252,340	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	261,993
211,792	Series 2017-5, 0.748% (1 Month LIBOR USD + 0.600%, 0% Floor), 02/26/2057 (a)(c)	211,506
394,154	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	408,947
77,524	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	81,143
216,065	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	230,469
164,372	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	177,924
407,340	Series 2019-1, 3.750%, 03/25/2058 (b)(c)	441,863
	Verus Securitization Trust
97,859	Series 2019-2, 3.211%, 05/25/2059 (b)(c)	101,365
224,672	Series 2019-3, 2.784%, 07/25/2059 (c)(k)	229,399
299,297	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	306,362
205,000	Series 2020-NPL1, 3.598%, 08/25/2050 (c)(k)	206,573
357,102	VOLT LXXVIII LLC Series 2019-NPL4, 3.352%, 08/25/2049 (c)(k)	358,084

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
97,226	VOLT LXXXIII LLC Series 2019-NPL9, 3.327%, 11/25/2049 (c)(k)	$97,414
299,754	VOLT LXXXIV LLC Series 2019-NPL10, 3.426%, 12/25/2049 (c)(k)	297,804
80,059	VOLT LXXXV LLC Series 2020-NPL1, 3.228%, 01/25/2050 (c)(k)	80,352
273,044	VOLT LXXXVIII LLC Series 2020-NPL4, 2.981%, 03/25/2050 (c)(k)	273,132
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series A-5, 3.148%, 05/15/2048	287,615
459,459	Wells Fargo-RBS Commercial Mortgage Trust Series 2014-C19, 3.660%, 03/15/2047	461,776

	Total Collateralized Mortgage Obligations (Cost $21,754,271)	22,237,010

	CORPORATE OBLIGATIONS - 32.09%
	Aerospace & Defense - 0.77%
60,000	General Dynamics Corp. 4.250%, 04/01/2040	75,747
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	162,500
31,000	4.400%, 06/15/2028	37,013
	Lockheed Martin Corp.
45,000	1.850%, 06/15/2030	46,942
45,000	4.090%, 09/15/2052	58,169
150,000	Northrop Grumman Corp. 5.150%, 05/01/2040	202,297
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025	113,767
140,000	3.125%, 05/04/2027 (f)	155,508
20,000	4.450%, 11/16/2038	24,659
25,000	4.625%, 11/16/2048	32,765
	The Boeing Co.
200,000	5.040%, 05/01/2027	220,608
50,000	3.250%, 02/01/2035	47,051

		1,177,026

	Air Freight & Logistics - 0.24%
	FedEx Corp.
50,000	3.300%, 03/15/2027	55,624
265,000	4.250%, 05/15/2030	319,306

		374,930

	Automobiles - 0.08%
	General Motors Co.
55,000	6.125%, 10/01/2025	63,988
55,000	5.200%, 04/01/2045	59,412

		123,400

	Banks - 4.49%
	Bank of America Corp.
190,000	4.100%, 07/24/2023 (f)	208,125
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	270,927
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (b)	147,749

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
185,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	$202,126
515,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (b)(f)	641,284
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (b)(c)	206,559
	Citigroup, Inc.
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	135,355
280,000	3.700%, 01/12/2026	314,377
185,000	3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (b)	213,275
75,000	2.976% (SOFR + 1.422%), 11/05/2030 (b)	81,215
100,000	4.412% (SOFR + 3.914%), 03/31/2031 (b)	120,111
200,000	Danske Bank AS 5.375%, 01/12/2024 (c)	225,269
95,000	Fifth Third Bancorp 2.375%, 01/28/2025	100,782
	HSBC Holdings PLC
370,000	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	382,651
200,000	4.583% (3 Month LIBOR USD + 1.535%), 06/19/2029 (b)	231,051
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	162,601
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (b)	170,214
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)(f)	241,883
170,000	3.300%, 04/01/2026	188,617
90,000	2.950%, 10/01/2026	99,121
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	339,698
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	90,132
120,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (b)	137,930
65,000	3.109% (SOFR + 2.460%), 04/22/2041 (b)	70,823
70,000	3.109% (SOFR + 2.440%), 04/22/2051 (b)(f)	75,563
105,000	KeyCorp 2.550%, 10/01/2029	111,893
	PNC Financial Services Group, Inc.
55,000	2.200%, 11/01/2024	58,235
65,000	3.450%, 04/23/2029	74,926
235,000	Santander Holdings USA, Inc. 3.700%, 03/28/2022	243,671
370,000	Truist Bank 2.250%, 03/11/2030	380,839
	Wells Fargo & Co.
250,000	2.600%, 01/15/2021	251,689
150,000	2.625%, 07/22/2022 (f)	155,602
85,000	2.406% (3 Month LIBOR USD + 0.825%), 10/30/2025 (b)	89,058
120,000	3.000%, 04/22/2026	130,736
135,000	3.000%, 10/23/2026	147,773
1,000	5.606%, 01/15/2044	1,369
45,000	4.750%, 12/07/2046 (f)	56,221
90,000	5.013% (3 Month LIBOR USD + 4.240%), 04/04/2051 (b)	123,826

		6,883,276

Principal Amount		Value
	Beverages - 1.03%
	Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750%, 01/23/2029	$213,867
200,000	5.450%, 01/23/2039 (f)	259,245
5,000	3.750%, 07/15/2042	5,333
20,000	4.900%, 02/01/2046	24,737
145,000	4.600%, 04/15/2048	173,475
112,000	4.750%, 04/15/2058	137,206
	Constellation Brands, Inc.
75,000	4.400%, 11/15/2025	87,292
144,000	3.600%, 02/15/2028	162,926
25,000	4.650%, 11/15/2028	30,131
6,000	3.150%, 08/01/2029	6,562
200,000	Diageo Capital Plc 2.000%, 04/29/2030	206,534
35,000	Keurig Dr Pepper, Inc. 3.200%, 05/01/2030	39,364
	PepsiCo, Inc.
40,000	2.625%, 03/19/2027	43,985
5,000	1.625%, 05/01/2030	5,148
150,000	3.625%, 03/19/2050 (f)	182,709

		1,578,514

	Biotechnology - 1.27%
	AbbVie, Inc.
135,000	3.450%, 03/15/2022 (c)	140,071
205,000	2.950%, 11/21/2026 (c)	223,599
355,000	3.200%, 11/21/2029 (c)	392,636
205,000	4.250%, 11/21/2049 (c)	244,658
	Amgen, Inc.
45,000	2.650%, 05/11/2022	46,571
55,000	1.900%, 02/21/2025	57,717
95,000	2.200%, 02/21/2027	100,870
360,000	2.300%, 02/25/2031 (f)	378,682
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	84,044
270,000	1.650%, 10/01/2030	269,902

		1,938,750

	Building Products - 0.06%
90,000	Carrier Global Corp. 2.700%, 02/15/2031 (c)	94,014

	Capital Markets - 1.89%
	Bank of New York Mellon Corp/The
120,000	2.100%, 10/24/2024	127,118
90,000	2.450%, 08/17/2026	98,437
240,000	BlackRock, Inc. 1.900%, 01/28/2031	249,105
	Morgan Stanley
75,000	2.625%, 11/17/2021	76,895
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)(f)	210,032
180,000	3.700%, 10/23/2024	199,892
65,000	3.125%, 07/27/2026	72,055
190,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)(f)	214,082
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (b)(f)	65,809
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (b)(f)	224,153
60,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	71,281

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Capital Markets (Continued)
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	$87,588
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (b)	95,361
80,000	2.901% (SOFR + 2.600%), 03/30/2026 (b)(c)	87,044
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	72,212
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	129,441
	The Goldman Sachs Group, Inc.
135,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	138,280
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	57,083
140,000	3.500%, 01/23/2025 (f)	153,843
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	43,336
140,000	6.750%, 10/01/2037	203,873
20,000	6.250%, 02/01/2041	29,957
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	27,327
145,000	2.950%, 09/15/2029	156,550

		2,890,754

	Chemicals - 0.55%
	Air Products and Chemicals, Inc.
20,000	1.500%, 10/15/2025	20,772
40,000	1.850%, 05/15/2027	42,051
	Dow Chemical Co.
45,000	4.800%, 05/15/2049	53,881
105,000	3.600%, 11/15/2050	106,475
295,000	DuPont de Nemours, Inc. 4.205%, 11/15/2023	324,207
	The Sherwin-Williams Co.
15,000	3.450%, 06/01/2027	16,870
95,000	2.950%, 08/15/2029	104,757
105,000	2.300%, 05/15/2030 (f)	109,928
15,000	4.500%, 06/01/2047	18,665
45,000	3.300%, 05/15/2050	47,832

		845,438

	Commercial Services & Supplies - 0.22%
55,000	ERAC USA Finance LLC 7.000%, 10/15/2037 (c)(f)	79,625
240,000	Republic Services, Inc. 1.450%, 02/15/2031	237,255
20,000	Waste Management, Inc. 4.150%, 07/15/2049	25,538

		342,418

	Consumer Finance - 0.45%
155,000	American Express Co. 4.200%, 11/06/2025	179,727
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	139,971
25,000	1.200%, 04/06/2023	25,506
25,000	3.450%, 06/07/2023	27,051
145,000	2.600%, 03/07/2024	155,110
25,000	1.750%, 03/09/2027	26,172
125,000	NiSource, Inc. 3.490%, 05/15/2027	139,517

		693,054

Principal Amount		Value
	Diversified Consumer Services - 0.12%
	Howard University
100,000	2.901%, 10/01/2031	$104,644
75,000	3.476%, 10/01/2041	76,683

		181,327

	Diversified Financial Services - 0.64%
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	58,897
275,000	2.789%, 09/06/2024 (f)	290,724
115,000	2.259%, 03/25/2028 (f)	115,765
120,000	BAT International Finance Plc 1.668%, 03/25/2026 (f)	120,563
200,000	GE Capital Funding LLC
	4.400%, 05/15/2030 (c)(f)	215,196
160,000	GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	182,009

		983,154

	Diversified Telecommunication Services - 0.82%
	AT&T, Inc.
175,000	4.500%, 05/15/2035	207,059
29,000	4.350%, 06/15/2045	32,593
168,000	3.500%, 09/15/2053 (c)	163,209
91,000	3.550%, 09/15/2055 (c)	88,630
165,000	3.500%, 02/01/2061	157,773
	Verizon Communications, Inc.
70,000	1.500%, 09/18/2030	69,927
140,000	4.500%, 08/10/2033	177,929
60,000	5.250%, 03/16/2037	83,290
20,000	4.812%, 03/15/2039	26,225
155,000	4.862%, 08/21/2046	212,348
30,000	4.000%, 03/22/2050 (f)	37,138
3,000	4.672%, 03/15/2055	4,173

		1,260,294

	Electric Utilities - 2.55%
	Alabama Power Co.
65,000	2.450%, 03/30/2022	66,899
55,000	4.150%, 08/15/2044	67,392
70,000	BP Capital Markets America, Inc. 3.633%, 04/06/2030	80,494
	Cleco Corporate Holdings LLC
46,000	3.743%, 05/01/2026	49,147
5,000	4.973%, 05/01/2046	5,559
90,000	Commonwealth Edison Co. 3.650%, 06/15/2046	105,288
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	47,176
118,000	5.300%, 02/15/2040	167,341
60,000	Duke Energy Indiana, Inc. 4.900%, 07/15/2043	80,036
100,000	Duke Energy Ohio, Inc. 3.650%, 02/01/2029	116,273
15,000	Evergy Metro, Inc. 2.250%, 06/01/2030	15,902
	Evergy, Inc.
55,000	2.450%, 09/15/2024	58,309
150,000	2.900%, 09/15/2029	161,308
	Exelon Corp.
185,000	2.450%, 04/15/2021	186,618
10,000	4.700%, 04/15/2050	12,785

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Electric Utilities (Continued)
	FirstEnergy Corp.
25,000	1.600%, 01/15/2026	$24,876
65,000	2.250%, 09/01/2030	63,685
	Georgia Power Co.
85,000	2.400%, 04/01/2021	85,735
130,000	2.100%, 07/30/2023	135,801
45,000	4.750%, 09/01/2040	55,549
160,000	ITC Holdings Corp. 2.950%, 05/14/2030 (c)	172,408
245,000	NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	254,350
210,000	Oglethorpe Power Corp. 5.050%, 10/01/2048	249,066
20,000	Oncor Electric Delivery Co. LLC 5.750%, 03/15/2029	26,334
305,000	Pacific Gas and Electric Co. 2.500%, 02/01/2031 (f)	291,114
	PacifiCorp
10,000	2.700%, 09/15/2030	11,007
33,000	4.125%, 01/15/2049	41,281
10,000	3.300%, 03/15/2051	11,214
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	144,662
125,000	4.100%, 06/15/2030 (c)	139,805
110,000	Sierra Pacific Power Co. 2.600%, 05/01/2026	120,068
31,000	South Carolina Electric & Gas Co. 5.100%, 06/01/2065	46,405
	Southern California Edison Co.
90,000	2.850%, 08/01/2029 (f)	94,922
125,000	2.250%, 06/01/2030	125,635
19,000	4.000%, 04/01/2047	20,421
61,000	4.125%, 03/01/2048	67,318
80,000	3.650%, 02/01/2050 (f)	83,114
230,000	Southern Co/The 3.700%, 04/30/2030 (f)	263,360
25,000	The Southern Co. 4.400%, 07/01/2046	29,714
120,000	Xcel Energy, Inc. 2.600%, 12/01/2029	129,899

		3,908,270

	Entertainment - 0.41%
	ViacomCBS, Inc.
340,000	4.950%, 01/15/2031 (f)	409,834
30,000	4.375%, 03/15/2043 (f)	31,983
170,000	Walt Disney Co 2.650%, 01/13/2031 (f)	184,043

		625,860

	Equity Real Estate Investment Trusts (REITs) - 0.20%
105,000	American Tower Corp. 2.400%, 03/15/2025	111,128
45,000	Brixmor Operating Partnership LP 4.050%, 07/01/2030	48,208
25,000	Equinix, Inc. 1.800%, 07/15/2027	25,273
35,000	VEREIT Operating Partnership LP 3.400%, 01/15/2028	36,589
85,000	Welltower, Inc. 2.700%, 02/15/2027	89,884

		311,082

Principal Amount		Value
	Financials - 0.01%
12,000	Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070 (c)	$12,558

	Food & Staples Retailing - 0.26%
	Alimentation Couche-Tard, Inc.
15,000	2.950%, 01/25/2030 (c)	16,220
55,000	3.800%, 01/25/2050 (c)	60,724
215,000	Costco Wholesale Corp. 1.600%, 04/20/2030 (f)	219,163
75,000	Sysco Corp. 5.950%, 04/01/2030	95,304

		391,411

	Food Products - 0.36%
75,000	Archer-Daniels-Midland Co. 3.250%, 03/27/2030	86,150
130,000	Conagra Brands, Inc. 4.850%, 11/01/2028	158,978
140,000	General Mills, Inc. 2.875%, 04/15/2030	153,877
	Mondelez International, Inc.
15,000	2.750%, 04/13/2030	16,352
135,000	1.500%, 02/04/2031	131,912

		547,269

	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp. 2.450%, 10/01/2023	10,523

	Health Care Equipment & Supplies - 0.86%
200,000	Alcon Finance Corp. 2.750%, 09/23/2026 (c)	217,613
65,000	Baxter International, Inc. 3.950%, 04/01/2030 (c)	78,025
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	210,741
35,000	2.823%, 05/20/2030 (f)	37,822
	Boston Scientific Corp.
85,000	1.900%, 06/01/2025	88,879
250,000	3.750%, 03/01/2026	285,101
	Shire Acquisitions Investments Ireland Designated Activity Co.
20,000	2.400%, 09/23/2021	20,365
125,000	2.875%, 09/23/2023	132,565
230,000	Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026 (f)	252,678

		1,323,789

	Health Care Providers & Services - 0.86%
	Anthem, Inc.
95,000	3.650%, 12/01/2027	108,381
130,000	2.875%, 09/15/2029 (f)	140,586
40,000	4.375%, 12/01/2047	49,076
70,000	CommonSpirit Health 2.760%, 10/01/2024	73,222
	CVS Health Corp.
100,000	4.125%, 04/01/2040 (f)	114,362
55,000	5.125%, 07/20/2045	69,702
125,000	5.050%, 03/25/2048	160,067
60,000	Humana, Inc. 2.500%, 12/15/2020	60,254
70,000	Quest Diagnostics, Inc. 2.800%, 06/30/2031	75,499

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Health Care Providers & Services (Continued)
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	$74,603
90,000	2.875%, 08/15/2029	100,448
115,000	2.000%, 05/15/2030	120,760
10,000	3.500%, 08/15/2039	11,520
135,000	3.950%, 10/15/2042	164,809

		1,323,289

	Hotels, Restaurants & Leisure - 0.35%
65,000	GLP Capital LP / GLP Financing II, Inc. 5.300%, 01/15/2029	72,578
80,000	Las Vegas Sands Corp. 3.500%, 08/18/2026	81,173
	McDonald’s Corp.
80,000	3.350%, 04/01/2023	85,488
20,000	4.600%, 05/26/2045	24,846
15,000	4.875%, 12/09/2045	19,543
85,000	3.625%, 09/01/2049	95,969
70,000	4.200%, 04/01/2050 (f)	85,657
65,000	Starbucks Corp. 3.800%, 08/15/2025	73,576

		538,830

	Industrial Conglomerates - 0.46%
30,000	General Electric Co. 3.625%, 05/01/2030	31,154
245,000	Honeywell International, Inc. 1.950%, 06/01/2030 (f)	258,370
232,000	NXP BV / NXP Funding LLC 4.875%, 03/01/2024 (c)	261,010
85,000	NXP BV / NXP Funding LLC / NXP USA, Inc. 4.300%, 06/18/2029 (c)	98,159
60,000	NXP BV / NXP Funding LLC / NXP US SR GLBL 144A 27 3.150%, 05/01/2027 (c)	64,961

		713,654

	Insurance - 0.74%
325,000	American International Group, Inc. 2.500%, 06/30/2025 (f)	347,611
135,000	Berkshire Hathaway Finance Corp. 4.200%, 08/15/2048	173,820
	Marsh & McLennan Cos, Inc.
30,000	3.500%, 12/29/2020	30,232
110,000	3.875%, 03/15/2024	122,000
65,000	4.375%, 03/15/2029	78,812
60,000	4.750%, 03/15/2039	79,135
70,000	Marsh & McLennan Cos., Inc. 4.050%, 10/15/2023	76,736
40,000	New York Life Global Funding 2.000%, 04/13/2021 (c)	40,378
105,000	Progressive Corp. 3.200%, 03/26/2030	120,313
55,000	Trinity Acquisition PLC 4.400%, 03/15/2026	63,602

		1,132,639

	Interactive Media & Services - 0.41%
295,000	Alphabet, Inc. 2.050%, 08/15/2050	277,636
350,000	Tencent Holdings Ltd. 2.390%, 06/03/2030 (c)	356,504

		634,140

Principal Amount		Value
	Internet & Direct Marketing Retail - 0.64%
200,000	Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	$224,107
	Amazon.com, Inc.
470,000	1.500%, 06/03/2030	480,923
150,000	3.875%, 08/22/2037	187,227
60,000	4.950%, 12/05/2044	85,578

		977,835

	IT Services - 0.99%
	Fidelity National Information Services, Inc.
70,000	4.250%, 05/15/2028	83,981
62,000	3.750%, 05/21/2029	73,017
	Fiserv, Inc.
135,000	3.200%, 07/01/2026	150,184
385,000	2.250%, 06/01/2027	407,496
	Global Payments, Inc.
55,000	3.200%, 08/15/2029	60,150
120,000	2.900%, 05/15/2030	128,613
	International Business Machines Corp.
385,000	1.950%, 05/15/2030	398,216
100,000	4.250%, 05/15/2049	125,820
85,000	Leidos Holdings, Inc. 3.625%, 05/15/2025 (c)	94,543

		1,522,020

	Life Sciences Tools & Services - 0.11%
160,000	Thermo Fisher Scientific, Inc. 3.000%, 04/15/2023	169,329

	Machinery - 0.48%
130,000	Caterpillar, Inc. 2.600%, 04/09/2030	143,035
545,000	Otis Worldwide Corp. 2.565%, 02/15/2030 (f)	586,685

		729,720

	Media - 1.75%
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	4.908%, 07/23/2025	46,297
230,000	3.750%, 02/15/2028	254,850
125,000	2.800%, 04/01/2031	130,408
150,000	5.375%, 05/01/2047 (f)	178,371
55,000	5.750%, 04/01/2048	68,773
75,000	5.125%, 07/01/2049	87,235
30,000	4.800%, 03/01/2050	34,282
	Comcast Corp.
35,000	3.200%, 07/15/2036	38,965
125,000	4.600%, 10/15/2038	160,176
90,000	3.250%, 11/01/2039	100,369
255,000	3.750%, 04/01/2040	299,475
20,000	4.750%, 03/01/2044	26,473
30,000	3.400%, 07/15/2046	33,497
65,000	4.700%, 10/15/2048	86,982
50,000	4.950%, 10/15/2058 (f)	72,006
291,000	Cox Communications, Inc. 3.150%, 08/15/2024 (c)	313,445
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	49,053
28,000	3.950%, 06/15/2025	31,451
145,000	3.950%, 03/20/2028	165,162
80,000	3.625%, 05/15/2030	89,101
60,000	5.200%, 09/20/2047	72,794
97,000	5.300%, 05/15/2049 (f)	118,915

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Media (Continued)
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	$36,460
50,000	4.500%, 09/15/2042	54,390
110,000	ViacomCBS, Inc.
	4.200%, 05/19/2032 (f)	126,227

		2,675,157

	Metals & Mining - 0.15%
15,000	Steel Dynamics, Inc. 3.250%, 01/15/2031	16,099
205,000	Vale Overseas Ltd. 3.750%, 07/08/2030	211,150

		227,249

	Multi-Utilities - 0.71%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	56,767
65,000	6.125%, 04/01/2036	92,894
85,000	Dominion Energy, Inc.
	2.850%, 08/15/2026	93,309
65,000	2.500%, 11/15/2024	69,241
190,000	NiSource, Inc. 3.600%, 05/01/2030 (f)	217,022
380,000	Public Service Enterprise Group, Inc. 1.600%, 08/15/2030	374,826
	Sempra Energy
150,000	3.400%, 02/01/2028	165,181
15,000	4.000%, 02/01/2048	16,945

		1,086,185

	Oil, Gas & Consumable Fuels - 1.29%
15,000	Canadian Natural Resources, Ltd. 6.500%, 02/15/2037	17,798
	Energy Transfer Operating LP
90,000	5.250%, 04/15/2029	96,755
90,000	6.125%, 12/15/2045	90,571
45,000	6.250%, 04/15/2049	46,633
215,000	Enterprise Products Operating LLC 4.800%, 02/01/2049 (f)	249,153
	Equinor ASA
65,000	3.625%, 04/06/2040	74,304
75,000	3.700%, 04/06/2050	86,517
160,000	Exxon Mobil Corp. 4.227%, 03/19/2040	196,570
	Hess Corp.
10,000	7.300%, 08/15/2031	12,244
20,000	5.800%, 04/01/2047	21,956
130,000	Marathon Petroleum Corp. 4.700%, 05/01/2025	147,120
	MPLX LP
125,000	1.750%, 03/01/2026 (f)	124,661
65,000	4.250%, 12/01/2027	72,962
140,000	5.200%, 03/01/2047	153,322
	ONEOK, Inc.
15,000	2.200%, 09/15/2025	14,813
65,000	5.850%, 01/15/2026	74,841
30,000	4.000%, 07/13/2027	31,258
20,000	3.100%, 03/15/2030	19,286
135,000	Sabine Pass Liquefaction LLC 4.500%, 05/15/2030 (c)(f)	152,417
95,000	Suncor Energy, Inc. 3.100%, 05/15/2025 (f)	102,163

Principal Amount		Value
	Oil, Gas & Consumable Fuels (Continued)
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	$4,667
5,000	5.350%, 05/15/2045	4,675
	TransCanada PipeLines, Ltd.
80,000	4.100%, 04/15/2030	92,479
5,000	4.750%, 05/15/2038	5,892
10,000	6.100%, 06/01/2040	13,265
55,000	5.100%, 03/15/2049 (f)	70,190

		1,976,512

	Personal Products - 0.04%
50,000	Estee Lauder Cos Inc/The 2.600%, 04/15/2030	54,693

	Pharmaceuticals - 1.42%
230,000	Bayer US Finance II LLC 4.250%, 12/15/2025 (c)(f)	263,565
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026	33,882
75,000	3.400%, 07/26/2029	87,485
195,000	GlaxoSmithKline Capital PLC 2.875%, 06/01/2022	202,540
	Johnson & Johnson
75,000	3.550%, 03/01/2036	91,301
55,000	3.625%, 03/03/2037	67,424
135,000	Merck & Co, Inc.
	3.400%, 03/07/2029	157,513
	Novartis Capital Corp.
195,000	2.000%, 02/14/2027	207,658
145,000	2.200%, 08/14/2030	156,896
	Pfizer, Inc.
60,000	2.625%, 04/01/2030	67,224
135,000	1.700%, 05/28/2030	139,431
	Royalty Pharma Plc
15,000	1.750%, 09/02/2027 (c)	15,063
265,000	2.200%, 09/02/2030 (c)(f)	265,109
70,000	3.300%, 09/02/2040 (c)	69,672
50,000	3.550%, 09/02/2050 (c)(f)	48,709
200,000	TAKEDA PHARMACEUTICAL CO LTD GLBL NT 2.05% 30 2.050%, 03/31/2030	202,478
	Upjohn, Inc.
55,000	1.650%, 06/22/2025 (c)	56,388
40,000	2.300%, 06/22/2027 (c)	41,510

		2,173,848

	Professional Services - 0.06%
	Equifax, Inc.
67,000	2.600%, 12/15/2025	71,669
20,000	3.100%, 05/15/2030	21,825

		93,494

	Road & Rail - 0.19%
45,000	CSX Corp. 4.500%, 03/15/2049	58,827
30,000	Norfolk Southern Corp. 3.400%, 11/01/2049	33,546
160,000	Union Pacific Corp. 4.100%, 09/15/2067	191,017

		283,390

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Semiconductors & Semiconductor Equipment - 1.15%
60,000	Broadcom Corp / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/2025	$63,977
	Broadcom, Inc.
190,000	3.150%, 11/15/2025 (f)	206,035
215,000	4.110%, 09/15/2028	242,871
425,000	5.000%, 04/15/2030 (f)	502,473
	Intel Corp.
265,000	2.450%, 11/15/2029	288,978
19,000	3.734%, 12/08/2047	22,771
115,000	3.250%, 11/15/2049 (f)	129,262
150,000	Microchip Technology, Inc. 2.670%, 09/01/2023 (c)(f)	155,364
130,000	NVIDIA Corp. 3.500%, 04/01/2040	153,008

		1,764,739

	Software - 0.54%
155,000	Microsoft Corp. 2.525%, 06/01/2050 (f)	163,117
	Oracle Corp.
115,000	4.300%, 07/08/2034	144,452
25,000	3.900%, 05/15/2035	30,481
50,000	3.800%, 11/15/2037	58,809
185,000	3.600%, 04/01/2040	212,812
125,000	3.600%, 04/01/2050 (f)	141,687
75,000	salesforce.com, Inc. 3.250%, 04/11/2023	80,372

		831,730

	Specialty Retail - 0.34%
75,000	AutoZone, Inc. 3.625%, 04/15/2025	83,754
205,000	Home Depot Inc/The 3.300%, 04/15/2040	233,896
	Home Depot, Inc.
55,000	5.875%, 12/16/2036	83,062
5,000	3.500%, 09/15/2056	5,897
	Lowe’s Cos., Inc.
60,000	5.000%, 04/15/2040	78,962
25,000	3.700%, 04/15/2046	28,766

		514,337

	Technology Hardware, Storage & Peripherals - 0.48%
	Apple, Inc.
360,000	1.125%, 05/11/2025 (f)	368,976
20,000	3.350%, 02/09/2027 (f)	22,907
280,000	2.200%, 09/11/2029	301,594
40,000	3.450%, 02/09/2045	46,938

		740,415

	Tobacco - 0.52%
	Altria Group, Inc.
45,000	2.350%, 05/06/2025	47,619
75,000	4.400%, 02/14/2026	86,739
145,000	2.625%, 09/16/2026	155,654
105,000	4.800%, 02/14/2029	124,764
45,000	5.800%, 02/14/2039	57,725
15,000	5.375%, 01/31/2044	18,740
90,000	3.875%, 09/16/2046	92,663
40,000	5.950%, 02/14/2049	53,748
160,000	Philip Morris International, Inc. 2.100%, 05/01/2030	164,927

		802,579

Principal Amount		Value
	Water Utilities - 0.15%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	$163,795
40,000	2.800%, 05/01/2030	43,941
15,000	4.150%, 06/01/2049	18,819

		226,555

	Wireless Telecommunication Services - 0.98%
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025 (c)(f)	258,101
360,000	1.500%, 02/15/2026 (c)	363,454
65,000	2.050%, 02/15/2028 (c)	66,630
290,000	3.875%, 04/15/2030 (c)	329,402
100,000	4.500%, 04/15/2050 (c)	120,155
75,000	3.300%, 02/15/2051 (c)	74,491
205,000	Telefonica Emisiones SA 4.895%, 03/06/2048	237,073
50,000	Vodafone Group Plc 4.250%, 09/17/2050 (f)	58,302

		1,507,608

	Total Corporate Obligations (Cost $44,992,470)	49,197,058

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.50%
200,000	Chile Government International Bond 2.550%, 01/27/2032	211,602
66,000	Hungary Government International Bond 6.375%, 03/29/2021	67,926
200,000	Mexico Government International Bond 4.750%, 04/27/2032	226,200
40,000	Peruvian Government International Bond 2.392%, 01/23/2026	42,040
200,000	Saudi Government International Bond 2.900%, 10/22/2025 (c)	214,010

	Total Foreign Government Debt Obligations (Cost $701,682)	761,778

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 34.06%
	Federal Home Loan Mortgage Corp.
13,214	Pool #D9-6291 4.500%, 09/01/2023	14,267
30,075	Pool #G1-3624 5.000%, 08/01/2024	31,698
82,000	Series K-068, 1.698%, 08/25/2027	94,707
724,409	Series K-104, 1.271%, 01/25/2030 (b)(j)	64,819
334,891	Series K-110, 1.698%, 04/25/2030 (b)(j)	45,932
1,327,272	Series K-111, 1.682%, 05/25/2030 (b)(j)	171,557
934,892	Series K-114, 1.213%, 06/25/2030 (b)(j)	87,749
108,288	Series 2329, 6.500%, 06/15/2031	121,599
52,994	Series 2338, 6.500%, 07/15/2031	62,677
53,809	Pool #78-0447 3.761% (1 Year CMT Rate + 2.250%), 04/01/2033 (a)	56,492
95	Pool #A4-3129 5.500%, 02/01/2036	107
106,869	Series 4216, 1.700%, 10/15/2039	108,506
53,515	Series 3883, 3.000%, 05/15/2041	57,872
196,462	Series 4139, 2.500%, 11/15/2041	205,836
305,362	Pool #U9-0688 4.000%, 05/01/2042	333,418
487,802	Pool #Q4-9389 3.500%, 07/01/2047	523,991
453,425	Pool #Q5-2093 3.500%, 11/01/2047	480,949
	Federal National Mortgage Association
1,100,000	Pool #TBA 3.000%, 10/15/2026 (h)	1,154,398
285,156	Pool #AJ8325 3.000%, 12/01/2026	303,629
861,953	Pool #AN8322 3.190%, 02/01/2028	984,752

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
1,008,517	Pool #AN8695 3.550%, 03/01/2028	$1,169,637
1,931	Pool #544859 2.494% (11th District Cost of Funds Index + 1.841%), 08/01/2029 (a)	1,930
45,713	Pool #BC4938 2.500%, 04/01/2031	47,772
76,755	Pool #786848 7.000%, 10/01/2031	89,513
2,716	Pool #727181 5.000%, 08/01/2033	3,106
1,241	Pool #730727 5.000%, 08/01/2033	1,425
370	Pool #741862 5.500%, 09/01/2033	435
418	Pool #766197 5.500%, 02/01/2034	490
96	Pool #776974 5.500%, 04/01/2034	113
54,546	Pool #888504 3.562% (1 Year CMT Rate + 2.062%), 04/01/2034 (a)	57,422
207,771	Pool #MA1870 4.500%, 04/01/2034	229,319
3,906	Pool #775776 5.500%, 05/01/2034	4,596
1,559,556	Series 2019-M21, 1.332%, 06/25/2034 (b)(j)	200,462
107,177	Pool #802783 3.609% (12 Month LIBOR USD + 1.612%), 10/01/2034 (a)	109,183
2,836	Pool #781629 5.500%, 12/01/2034	3,334
4,312	Pool #822815 5.500%, 04/01/2035	5,072
3,200,000	Pool #TBA 2.000%, 04/25/2035 (h)	3,327,250
3,857	Pool #357850 5.500%, 07/01/2035	4,537
2,500	Pool #820242 5.000%, 07/01/2035	2,871
635	Pool #838452 5.500%, 09/01/2035	748
3,377	Pool #865854 6.000%, 03/01/2036	3,998
5,741	Pool #891474 6.000%, 04/01/2036	6,797
2,238	Pool #906000 6.000%, 01/01/2037	2,585
42	Pool #928062 5.500%, 02/01/2037	49
59	Pool #899119 5.500%, 04/01/2037	65
307,847	Pool #AS9772 3.500%, 06/01/2037	332,966
114	Pool #970131 5.500%, 03/01/2038	132
71	Pool #985108 5.500%, 07/01/2038	82
50	Pool #964930 5.500%, 08/01/2038	56
46	Pool #987032 5.500%, 08/01/2038	54
66	Pool #968371 5.500%, 09/01/2038	74
26	Pool #993050 5.500%, 12/01/2038	30
13,245	Pool #993579 4.000%, 05/01/2039	14,563
2,501	Pool #AA5840 4.000%, 06/01/2039	2,754
40,936	Pool #AA8715 4.000%, 06/01/2039	46,527
141,112	Pool #AD0586 4.500%, 12/01/2039	160,019
328,936	Pool #AD4062 5.000%, 05/01/2040	378,955
304,949	Pool #AD6929 5.000%, 06/01/2040	350,620
6,870	Pool #AD9896 4.000%, 08/01/2040	7,480
9,099	Pool #AB1500 4.000%, 09/01/2040	10,013
9,879	Pool #AD9856 4.000%, 09/01/2040	10,908
5,172	Pool #AE2559 4.000%, 09/01/2040	5,680
1,594	Pool #AE2562 4.000%, 09/01/2040	1,736
2,162	Pool #AE2566 4.000%, 09/01/2040	2,354
17,793	Pool #AE4124 4.000%, 10/01/2040	19,576
9,797	Pool #AE4888 4.000%, 10/01/2040	10,790
3,000,000	Pool #TBA 3.500%, 10/01/2040 (h)	3,163,242
12,108	Pool #AE3916 4.000%, 11/01/2040	13,185
1,963	Pool #AE5147 4.000%, 11/01/2040	2,145
25,807	Pool #AE8715 4.000%, 11/01/2040	28,435
2,755	Pool #AH0006 4.000%, 12/01/2040	3,011
8,642	Pool #AH0020 4.000%, 12/01/2040	9,547
15,437	Pool #AH0599 4.000%, 12/01/2040	17,007
4,903	Pool #AH0601 4.000%, 12/01/2040	5,404
9,425	Pool #AH1263 4.000%, 01/01/2041	10,355
45,805	Pool #AL5233 4.000%, 01/01/2041	50,524

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
3,186	Pool #AH4659 4.000%, 02/01/2041	$3,467
52,426	Pool #AH5653 4.000%, 02/01/2041	57,816
68,426	Pool #AL0934 5.000%, 02/01/2041	78,843
105,893	Pool #AD1889 4.500%, 03/01/2041	119,190
6,272	Pool #AH6150 4.000%, 03/01/2041	6,886
66,405	Pool #AL0215 4.500%, 04/01/2041	74,751
51,405	Pool #AL0187 5.000%, 05/01/2041	59,195
9,187	Pool #AL0456 5.000%, 06/01/2041	10,589
38,257	Pool #AI8842 4.500%, 08/01/2041	42,999
123,995	Series 2013-43, 1.500%, 08/25/2041	126,315
26,561	Pool #AL0815 4.000%, 09/01/2041	30,301
44,337	Series 2012-21, 2.000%, 09/25/2041	45,700
9,727	Pool #AJ1562 4.000%, 10/01/2041	11,097
7,201	Pool #AJ1972 4.000%, 10/01/2041	8,206
395,772	Pool #AJ2212 4.500%, 10/01/2041	445,709
13,333	Pool #AJ4756 4.000%, 10/01/2041	15,210
400,000	Pool #TBA 4.000%, 10/15/2041 (h)	426,648
11,762	Pool #AJ3330 4.000%, 11/01/2041	13,418
11,102	Pool #AJ4549 4.000%, 11/01/2041	12,665
9,679	Pool #AJ4698 4.000%, 11/01/2041	11,042
19,459	Pool #AJ5424 4.000%, 11/01/2041	22,199
6,913	Pool #AJ7840 4.000%, 11/01/2041	7,898
11,598	Pool #AB3995 4.000%, 12/01/2041	13,231
11,351	Pool #AI0848 4.000%, 12/01/2041	12,953
10,201	Pool #AJ4187 4.000%, 12/01/2041	11,637
10,782	Pool #AJ5736 4.000%, 12/01/2041	12,300
6,434	Pool #AJ5968 4.000%, 12/01/2041	7,107
14,637	Pool #AJ6061 4.000%, 12/01/2041	16,698
9,059	Pool #AJ7868 4.000%, 12/01/2041	10,350
18,640	Pool #AJ8104 4.000%, 12/01/2041	21,265
13,396	Pool #AJ8109 4.000%, 12/01/2041	15,283
7,457	Pool #AJ8171 4.000%, 12/01/2041	8,507
14,566	Pool #AJ8341 4.000%, 12/01/2041	16,617
24,813	Pool #AJ8436 4.000%, 12/01/2041	28,307
8,538	Pool #AJ8912 4.000%, 12/01/2041	9,754
10,347	Pool #AJ9248 4.000%, 12/01/2041	11,804
83,295	Series 2012-18, 2.000%, 12/25/2041	86,147
86,312	Series 2012-75, 2.500%, 12/25/2041	89,167
9,190	Pool #AJ2446 4.000%, 01/01/2042	10,094
15,518	Pool #AJ7538 4.000%, 01/01/2042	17,723
4,478	Pool #AJ8001 4.000%, 01/01/2042	4,947
12,602	Pool #AJ8369 4.000%, 01/01/2042	14,377
11,594	Pool #AJ9162 4.000%, 01/01/2042	13,227
67,650	Pool #AJ9330 4.000%, 01/01/2042	77,176
6,444	Pool #AJ9779 4.000%, 01/01/2042	7,233
10,861	Pool #AK0170 4.000%, 01/01/2042	12,408
25,971	Pool #AK0543 4.000%, 01/01/2042	29,628
11,061	Pool #AK0563 4.000%, 01/01/2042	12,623
18,890	Pool #AK1827 4.000%, 01/01/2042	21,550
221,408	Pool #AL2752 5.000%, 03/01/2042	253,593
52,411	Series 2012-52, 3.500%, 05/25/2042	56,872
196,141	Series 2012-128, 1.500%, 06/25/2042	199,963
47,762	Pool #AB5529 4.000%, 07/01/2042	52,067
145,185	Pool #AB6228 3.500%, 09/01/2042	157,477
141,141	Series 415, 3.000%, 11/01/2042	152,715
192,191	Series 4961, 2.500%, 12/15/2042	200,613
286,770	Pool #AQ9316 2.500%, 01/01/2043	305,592
123,088	Series 2015-48, 3.000%, 02/25/2043	127,926
748,358	Pool #AT2720 3.000%, 05/01/2043	808,089

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
560,818	Pool #AT5900 3.000%, 06/01/2043	$597,565
101,544	Series 2013-77, 1.700%, 06/25/2043	103,207
337,580	Pool #AU1625 3.500%, 07/01/2043	365,517
128,191	Series 2017-26, 3.500%, 07/25/2044	134,479
87,595	Series 2018-38, 3.500%, 03/25/2045	89,430
417,257	Pool #AS5469 4.000%, 07/01/2045	455,729
509,655	Pool #AZ0832 4.000%, 07/01/2045	557,515
91,329	Pool #AS5597 3.500%, 08/01/2045	97,470
38,507	Series 2016-38, 3.000%, 01/25/2046	41,529
82,912	Series 2016-11, 2.500%, 03/25/2046	87,161
508,510	Pool #AS7170 3.500%, 05/01/2046	541,057
421,693	Pool #AS7242 3.500%, 05/01/2046	448,232
472,433	Pool #BC9468 3.000%, 06/01/2046	497,769
402,490	Pool #AS7492 4.000%, 07/01/2046	433,858
361,573	Pool #AS8947 3.500%, 03/01/2047	389,874
63,970	Series 2017-34, 3.000%, 05/25/2047	66,276
65,829	Pool #MA3038 4.500%, 06/01/2047	71,669
107,080	Series 2017-72, 3.000%, 09/25/2047	115,044
111,705	Series 2017-72, 3.000%, 09/25/2047	120,256
120,442	Series 2018-80, 3.500%, 12/25/2047	127,826
58,575	Series 2018-77, 3.500%, 02/25/2048	61,649
110,915	Series 2018-23, 3.500%, 04/25/2048	120,781
1,526,878	Pool #BN5279 4.000%, 02/01/2049	1,628,962
128,612	Series 2019-06, 3.000%, 02/25/2049	136,598
126,321	Series 2019-07, 3.500%, 03/25/2049	136,293
139,418	Series 2019-14, 3.500%, 04/25/2049	152,572
188,108	Series 2019-45, 3.000%, 08/25/2049	202,735
6,530,000	Pool #TBA 2.000%, 03/25/2050 (h)	6,751,918
6,400,000	Pool #TBA 2.000%, 04/25/2050 (h)	6,606,392
152,872	Series 2019-41, 2.500%, 03/25/2053	157,873
147,023	Series 2017-35, 3.500%, 04/25/2053	151,640
93,458	Series 2017-84, 3.500%, 04/25/2053	96,296
140,422	Series 2019-15, 3.500%, 05/25/2053	148,121
117,831	Series 2017-49, 4.000%, 07/25/2053	123,402
169,914	Series 2018-72, 3.500%, 07/25/2054	179,217
143,942	Series 2017-96, 3.000%, 12/25/2054	151,683
72,889	Series 2018-19, 3.500%, 05/25/2056	76,560
127,660	Series 2018-70, 3.500%, 10/25/2056	137,120
129,574	Series 2019-07, 3.500%, 11/25/2057	140,559
143,451	Series 2019-12, 3.500%, 11/25/2057	155,207
399,788	Series 2020-1, 3.500%, 08/25/2058	432,871
129,745	Series 2019-28, 3.500%, 06/25/2059	144,682
	Government National Mortgage Association
9,696	Pool #614436X 5.000%, 08/15/2033	10,631
21,088	Pool #736686X 5.000%, 02/15/2039	23,909
471,150	Pool #723248X 5.000%, 10/15/2039	536,617
157,732	Series 2015-56, 1.500%, 04/16/2040	159,660
220,459	Pool #783403X 3.500%, 09/15/2041	234,181
1,500,000	Pool #TBA 4.500%, 10/15/2041 (h)	1,607,578
900,000	Pool #TBA 4.000%, 10/15/2041 (h)	956,303
121,167	Series 2013-37, 2.000%, 01/20/2042	124,697
700,000	Pool #TBA 3.500%, 10/15/2042 (h)	737,105
400,000	Pool #TBA 3.000%, 11/15/2042 (h)	418,664
700,000	Pool #TBA 3.500%, 11/15/2042 (h)	737,324
400,000	Pool #TBA 3.000%, 10/15/2044 (h)	418,852
98,482	Series 2015-151, 1.700%, 10/20/2045	99,709
1,100,000	Pool #TBA 2.500%, 10/15/2046 (h)	1,155,301
1,000,000	Pool #TBA 2.500%, 11/15/2046 (h)	1,048,437
73,501	Pool #MA4587M 4.000%, 07/20/2047	79,164

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
198,099	Pool #MA4652M 3.500%, 08/20/2047	$211,405
383,427	Pool #MA4778M 3.500%, 10/20/2047	409,212
270,980	Pool #MA4779M 4.000%, 10/20/2047	290,120
314,201	Pool #MA4780M 4.500%, 10/20/2047	340,245

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $50,534,988)	52,206,760

	MUNICIPAL DEBT OBLIGATIONS - 1.98%
	California, GO,
30,000	7.550%, 04/01/2039 (f)	52,552
60,000	7.300%, 10/01/2039	98,645
5,000	7.625%, 03/01/2040	8,666
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	149,920
20,000	Chicago Transit Authority Sales Tax Receipts Fund
	3.912%, 12/01/2040	21,659
	County of Riverside CA
345,000	2.963%, 02/15/2027	373,587
345,000	3.070%, 02/15/2028	375,239
125,000	District of Columbia
	3.432%, 04/01/2042	134,727
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	278,840
100,000	5.000%, 11/15/2050	106,273
60,000	New York State Thruway Authority - Class M
	2.900%, 01/01/2035	65,210
370,000	New York Transportation Development Corp.
	4.248%, 09/01/2035	411,943
355,000	Philadelphia Authority for Industrial Development
	6.550%, 10/15/2028	460,002
215,000	Port Authority of New York & New Jersey
	1.086%, 07/01/2023	218,141
250,000	State Board of Administration Finance Corp.
	1.258%, 07/01/2025	253,955
15,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	24,447

	Total Municipal Debt Obligations (Cost $2,822,236)	3,033,806

Notional Amount
	PURCHASED OPTIONS - 0.00%
	Put Interest Rate Swaption - 0.00%
535,000	10-Year Interest Rate Swap, , Receive Floating Rate
	Rate Paid: 1.700%
	Frequency: Semi-Annual
	Rate Received: 3-MO-USD-LIBOR
	Frequency: Quarterly
	Counterparty: Bank of America
	Expiration: November, 2020
	Exercises Rate: 1.700% (g)	0

	Total Purchased Options (Cost $13,402)	0

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS - 29.54%
	U.S. Treasury Bonds - 12.80%
2,150,000	6.875%, 08/15/2025	$2,838,168
1,075,000	3.125%, 02/15/2043 (f)	1,459,606
275,000	3.625%, 08/15/2043	401,747
1,830,000	3.750%, 11/15/2043 (f)	2,723,984
1,050,000	3.625%, 02/15/2044	1,537,594
1,600,000	3.125%, 08/15/2044 (f)	2,182,125
240,000	3.000%, 11/15/2045	323,184
2,365,000	2.500%, 05/15/2046 (f)(i)	2,929,182
255,000	3.000%, 02/15/2047	345,814
500,000	3.000%, 02/15/2048	681,250
131,339	1.000%, 02/15/2048 (e)	181,881
940,000	3.125%, 05/15/2048	1,310,492
740,000	3.000%, 02/15/2049	1,014,407
1,161,000	1.250%, 05/15/2050 (f)	1,104,038
610,000	1.375%, 08/15/2050 (f)	598,801
	U.S. Treasury Notes - 16.74%
8,210,000	1.375%, 08/31/2023 (f)(i)	8,503,123
1,600,000	2.375%, 08/15/2024 (i)	1,734,562
2,190,000	2.875%, 05/31/2025 (f)	2,456,650
7,240,000	2.875%, 07/31/2025 (f)	8,148,111
692,429	0.625%, 01/15/2026 (e)	763,791
498,768	0.375%, 01/15/2027 (e)	549,203
605,417	0.875%, 01/15/2029 (e)	705,999
1,730,000	2.625%, 02/15/2029 (f)	2,021,802
520,000	1.625%, 08/15/2029 (f)	566,394
186,955	0.125%, 07/15/2030 (e)	208,172

	Total U.S. Treasury Obligations (Cost $41,709,928)	45,290,080

	SHORT TERM INVESTMENTS - 3.19%
	Money Market Funds - 3.19%
4,889,652	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04%, 12/31/2031 (d)	4,889,652

	Total Short Term Investments (Cost $4,889,652)	4,889,652

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 28.77%
44,102,873	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.18% (d)	44,102,873

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $44,102,873)	44,102,873

	Total Investments (Cost $219,096,906) - 149.62%	229,367,701
	Liabilities in Excess of Other Assets - (49.62)%	(76,068,402)

	TOTAL NET ASSETS - 100.00%	$153,299,299

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2020.
(c)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $28,829,822, which represents 18.81% of total net assets.
(d)	Seven-day yield as of September 30, 2020.
(e)	Represents a U.S. Treasury Inflation Protected Security.
(f)	All or portion of this security is on loan.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $794,714, which represents 0.52% of total net assets.
(h)	Security purchased on a when-issued basis. On September 30, 2020, the total value of investments purchased on a when-issued basis was $28,509,412 or 18.60% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $13,166,867.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2020. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,802,080, which represents 1.18% of total net assets.
(k)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.

Glossary of Terms

LIBOR	-	London Interbank Offered Rate
CMT	-	Constant Maturing Treasury Rate
SOFR	-	Secured Overnight Financing Rate

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2020

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Futures	(22)	(3,069,688)	Dec-20	$(10,079)
U.S. Treasury Ultra 10 Year Note Futures	(13)	(2,078,984)	Dec-20	(7,102)
U.S. Treasury 5 Year Note Futures	14	1,764,438	Dec-20	3,502
U.S. Treasury Long Bond Futures	(3)	(528,844)	Dec-20	1,151
U.S. Treasury Ultra Bond Futures	(8)	(1,774,500)	Dec-20	12,540

				$12

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPTIONS WRITTEN

September 30, 2020

Notional Amount		Value
	OPTIONS ON CREDIT DEFAULT SWAPS
	Call Credit Default Swaptions
$7,625,000	Euro-U.S. Dollar
	Buy Protection CDX.NA.IG.34
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.34
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: October, 2020
	Exercise Price: $77.50	7,825
7,625,000	U.S. Dollar-Euro
	Buy Protection CDX.NA.IG.34
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.34
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: October, 2020
	Exercise Price: $67.50	1,157
	Put Credit Default Swaptions
7,625,000	U.S. Dollar-Euro
	Buy Protection CDX.NA.IG.34
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.34
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: October, 2020
	Exercise Price: $77.50	66,798
7,625,000	U.S. Dollar-Euro
	Buy Protection CDX.NA.IG.34
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.34
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: October, 2020
	Exercise Price: $67.50	38,309

	Total Options Written (Premiums Received $69,388)	$114,089

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION(1) (Unaudited)

September 30, 2020

Reference Obligation	Implied Credit Spread at 09/30/2020(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA*	54.01%	0.500%	8/17/2061	Morgan Stanley	Quarterly	$290,000	$890	$(1,043)	$1,933
CMBX.NA.AAA*	54.01%	0.500%	8/17/2061	Morgan Stanley	Quarterly	1,490,000	4,571	11,173	(6,602)
GuideMark® Core Fixed Income Fund

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION(1) (Unaudited)

September 30, 2020

Reference Obligation	Implied Credit Spread at 9/30/2020(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-NAIGS34V-5Y*	85.15%	1.000%	06/20/2025	Morgan Stanley	Quarterly	$3,185,000	$21,760	$15,274	$6,486

GuideMark® Core Fixed Income Fund

INTEREST RATE SWAPS

September 30, 2020

Pay/Receive Floating Rate	Floating Rate Index		Fixed Payment Frequency	Fixed Pay Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	**	Quarterly	0.7500%	Semi-Annual	12/16/2030	Morgan Stanley	$1,680,000	$(3,471)	$(4,273)	$802
Receive	3-MO-USD-LIBOR	**	Quarterly	0.3800%	Semi-Annual	12/16/2025	Morgan Stanley	6,570,000	(4,081)	(10,310)	6,229
Receive	3-MO-USD-LIBOR	**	Quarterly	0.8355%	Semi-Annual	3/20/2030	Morgan Stanley	690,000	(10,599)	—	(10,599)
Receive	3-MO-USD-LIBOR	**	Quarterly	0.8100%	Semi-Annual	9/16/2050	Morgan Stanley	690,000	54,477	2,150	52,327

									$36,326	$(12,433)	$48,759

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.22%
	Alabama - 1.97%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$133,462
225,000	5.000%, 09/01/2046	314,098

		447,560

	Arizona - 3.82%
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond, 5.000%, 07/01/2028	59,091
	Arizona Industrial Development Authority, Revenue Bond,
150,000	5.000%, 02/01/2030	199,122
150,000	6.000%, 07/01/2047	174,310
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	35,362
30,000	5.000%, 06/15/2052	30,285
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond, 5.000%, 01/01/2039	125,013
150,000	Salt Verde Financial Corp., Revenue Bond, 5.000%, 12/01/2037	202,635
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond, 6.125%, 10/01/2052	41,132

		866,950

	Arkansas - 1.15%
250,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	260,725

	California - 12.15%
200,000	California Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2049	322,964
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond, 5.000%, 11/15/2031	125,086
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond, 5.000%, 02/01/2042	115,175
100,000	California Municipal Finance Authority, Revenue Bond, 5.000%, 12/31/2047	113,658
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond, 5.000%, 07/01/2039	291,242
200,000	California State University, Series A, Revenue Bond, 5.000%, 11/01/2031	236,032
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond, 6.125%, 11/01/2033	174,554
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured, 5.000%, 08/01/2034	332,157
300,000	California, GO, 5.000%, 11/01/2043	339,036
50,000	California, Refunding, GO, 5.000%, 04/01/2032	69,794

Principal Amount		Value
	California (Continued)
$100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond, 4.000%, 06/01/2031	$113,336
125,000	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond, 5.000%, 06/01/2047	128,881
250,000	M-S-R Energy Authority, Revenue Bond, 6.500%, 11/01/2039	395,578

		2,757,493

	Colorado - 4.23%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond, 4.000%, 12/01/2044	153,537
	Colorado Health Facilities Authority, Revenue Bond,
250,000	5.000%, 08/01/2029	319,295
130,000	8.000%, 08/01/2043	138,130
220,000	Public Authority for Colorado Energy, Revenue Bond, 6.500%, 11/15/2038	348,520

		959,482

	Delaware - 1.13%
200,000	Delaware, Series A, Refunding, GO, 5.000%, 01/01/2027	256,338

	Florida - 4.04%
100,000	Broward County FL Airport System, Revenue Bond, 5.000%, 10/01/2033	124,751
100,000	Central Florida Expressway Authority, Revenue Bond, 5.000%, 07/01/2033	128,634
100,000	Florida Development Finance Corp., Transportation District, Revenue Bond, 6.500%, 01/01/2049 (a)(b)	86,661
145,000	Florida, Series A, Refunding, GO, 4.000%, 07/01/2033	176,561
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond, 5.000%, 04/01/2040	251,091
95,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	95,353
10,000	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond, 7.250%, 06/01/2034	10,952
40,000	7.500%, 06/01/2049	43,797

		917,800

	Georgia - 1.56%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond, 5.000%, 11/01/2040	354,834

	Illinois - 9.55%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	108,388
100,000	5.000%, 04/01/2046	107,776
100,000	Chicago Board of Education, Series G, Refunding, GO, 5.000%, 12/01/2044	106,590
100,000	Chicago Board of Education, Series H, GO, 5.000%, 12/01/2036	108,587

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	Illinois (Continued)
$100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2028	$110,980
70,000	Chicago Waterworks, Revenue Bond, 5.000%, 11/01/2028	84,588
65,000	Chicago, Series A, Refunding, GO, 5.250%, 01/01/2029	67,779
160,000	Illinois Finance Authority, Refunding, Revenue Bond, 5.000%, 12/01/2047	171,953
140,000	Illinois Finance Authority, Series A, Revenue Bond, 5.000%, 02/15/2047	133,489
	Illinois, GO,
35,000	5.000%, 01/01/2028	37,721
40,000	5.125%, 12/01/2029	43,750
205,000	5.250%, 02/01/2030	215,119
70,000	5.250%, 02/01/2032	72,950
45,000	5.250%, 02/01/2033	46,731
20,000	5.000%, 05/01/2036	20,496
70,000	5.000%, 11/01/2036	72,698
30,000	5.000%, 02/01/2039	30,580
30,000	Illinois, Series A, GO, 5.000%, 04/01/2038	30,610
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2032	115,809
150,000	O’Hare International Airport, Series D, Revenue Bond, 5.250%, 01/01/2030	164,490
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond, 5.000%, 01/01/2040	172,743
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond, 7.125%, 11/01/2043	144,683

		2,168,510

	Indiana - 2.92%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond, 5.000%, 11/15/2034	118,179
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond, 5.250%, 01/01/2032	284,422
125,000	Shoals Exempt Facilities, Revenue Bond, 7.250%, 11/01/2043	131,983
115,000	Valparaiso Exempt Facilities, Revenue Bond, 7.000%, 01/01/2044	129,428

		664,012

	Iowa - 0.44%
100,000	Iowa Finance Authority, Revenue Bond, 5.125%, 08/01/2048	100,566

	Louisiana - 1.02%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond, 5.000%, 06/15/2029	230,448

	Maryland - 0.95%
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond, 6.000%, 07/01/2034	216,746

Principal Amount		Value
	Michigan - 0.49%
$100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond, 5.000%, 09/01/2033	$111,473

	Minnesota - 3.20%
100,000	Apple Valley Senior Living, Series D, Revenue Bond, 7.250%, 01/01/2052	72,630
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2030	179,789
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond, 6.875%, 12/01/2048	161,163
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (b)	313,653

		727,235

	Mississippi - 2.42%
100,000	Mississippi Business Finance Corp., Revenue Bond, 0.100%, 11/01/2035 (b)	100,000
100,000	Mississippi Business Finance Corp., Series G, Revenue Bond, 0.060%, 11/01/2035 (b)	100,000
350,000	Mississippi Business Finance Corp., Series H, Revenue Bond, 0.100%, 11/01/2035 (b)	350,000

		550,000

	Missouri - 0.89%
200,000	Conley Road Transportation Development District, Revenue Bond, 5.375%, 05/01/2047	201,158

	Montana - 0.44%
100,000	City of Kalispell, Series A, Revenue Bond, 5.250%, 05/15/2047	99,851

	Nebraska - 0.67%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond, 5.000%, 11/01/2024	151,757

	New Hampshire - 0.56%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	126,727

	New Jersey - 1.87%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond, 5.250%, 06/15/2030	168,933
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.000%, 06/15/2031	114,611
25,000	South Jersey Port Corp., Series A, Revenue Bond, 5.000%, 01/01/2049	27,371
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond, 5.000%, 06/01/2046	113,087

		424,002

	New York - 10.20%
100,000	City of New York, Series E, GO, 5.000%, 03/01/2041	119,269

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	New York (Continued)
$40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	$42,192
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond, 5.000%, 07/15/2028	130,140
250,000	New York City Water & Sewer System, Revenue Bond, 4.000%, 06/15/2050	288,950
100,000	New York Dormitory Authority, Refunding, Revenue Bond, 5.000%, 12/01/2035	115,540
250,000	New York Dormitory Authority, Series B, Revenue Bond, 5.000%, 07/01/2038	270,467
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond, 5.500%, 10/15/2027	666,765
175,000	New York Liberty Development Corp., Refunding, Revenue Bond, 5.250%, 10/01/2035	242,935
100,000	New York State Dormitory Authority, Series A, Unrefunded, Revenue Bond, 5.000%, 02/15/2031	123,794
200,000	New York, Series E, GO, 4.000%, 12/15/2027	208,728
85,000	Triborough Bridge & Tunnel Authority, Revenue Bond 5.000%, 11/15/2049	107,181

		2,315,961

	North Carolina - 1.53%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond, 5.000%, 01/01/2025	346,422

	Ohio - 2.26%
135,000	County of Cuyahoga, Revenue Bond, 5.250%, 02/15/2047	155,111
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	105,703
200,000	Ohio, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2031	252,772

		513,586

	Oregon - 0.58%
100,000	Oregon, Series A, GO, 5.000%, 05/01/2028	132,477

	Pennsylvania - 1.69%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	55,214
50,000	5.000%, 04/01/2047	58,907
100,000	Commonwealth Financing Authority, Revenue Bond, 5.000%, 06/01/2034	124,374
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond, 6.750%, 12/01/2053	145,547

		384,042

Principal Amount		Value
	Puerto Rico - 3.99%
$95,000	Puerto Rico Electric Power Authority, Series 2012A-RSA-1, Revenue Bond, 5.000%, 07/01/2042 (c)(e)	$67,688
55,000	Puerto Rico Electric Power Authority, Series CCC-RSA-1, Revenue Bond, 5.250%, 07/01/2027 (c)(e)	39,187
80,000	Puerto Rico Electric Power Authority, Series WW-RSA-1, Revenue Bond, 5.000%, 07/01/2028 (c)(e)	57,000
90,000	Puerto Rico Electric Power Authority, Series XX-RSA-1, Revenue Bond, 5.250%, 07/01/2040 (c)(e)	64,125
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A1, Revenue Bond,
250,000	4.329%, 07/01/2040	255,417
405,000	4.750%, 07/01/2053	422,217

		905,634

	South Carolina - 2.49%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	456,296
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond, 5.750%, 06/15/2039	109,926

		566,222

	South Dakota - 0.49%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Revenue Bond, 5.000%, 06/01/2026	110,695

	Texas - 6.67%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond, 6.000%, 01/01/2041	202,886
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond, 5.000%, 08/15/2029	114,806
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond, 5.000%, 11/01/2026	217,804
125,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond, 5.000%, 07/01/2046	122,333
225,000	North Texas Tollway Authority, Refunding, Revenue Bond, 4.000%, 01/01/2038	246,375
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2029	117,672
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond, 6.625%, 11/15/2037	105,202
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
85,000	7.000%, 12/31/2038	97,256
115,000	6.750%, 06/30/2043	130,595

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	Texas (Continued)
$100,000	University of Texas, Revenue Bond, 5.000%, 08/15/2049	$158,823

		1,513,752

	Utah - 2.80%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond, 5.000%, 07/01/2042	118,593
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	517,295

		635,888

	Virginia - 3.29%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond, 8.553%, 06/01/2047 (c)(d)	293,333
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond, 5.750%, 01/01/2034	453,756

		747,089

	Washington - 1.52%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	344,396

	Wisconsin - 5.24%
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2025	113,628
100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond, 7.000%, 07/01/2043	89,869
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
55,000	5.000%, 07/01/2022	56,859
150,000	5.750%, 10/01/2031	155,086
225,000	5.250%, 05/15/2047	236,660
10,000	Wisconsin, Series 2, Prerefunded, GO, 5.000%, 05/01/2025	10,757
490,000	Wisconsin, Series 2, Unrefunded, GO, 5.000%, 05/01/2025	527,505

		1,190,364

	Total Municipal Debt Obligations (Cost $20,633,781)	22,300,195

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.17%
	Money Market Funds - 0.17%
37,685	STIT - Invesco Treasury Obigations Portfolio - Institutional Effective Yield, 0.01% (a)	$37,685

	Total Short Term Investments (Cost $37,685)	37,685

	Total Investments (Cost $20,671,466) - 98.39%	22,337,880
	Other Assets in Excess of Liabilities - 1.61%	365,137

	TOTAL NET ASSETS - 100.00%	$22,703,017

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of September 30, 2020.
(a)	Adjustable rate security - the rate is determined by the Remarking Agent.
(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Zero coupon bond. Effective yield is listed.
(e)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $228,000, which represents 1.00% of total net assets.

Glossary of Terms

CMI	-	California Mortgage Insurance
GO	-	General Obligation

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.14%
446,667	Textainer Marine Containers VII Ltd. Series 2019-1A, 3.960%, 04/20/2044 (d)	$454,009

	Total Asset Backed Securities (Cost $446,520)	454,009

	COLLATERALIZED MORTGAGE OBLIGATIONS - 17.99%
1,176,846	ACE Securities Corp Home Equity Loan Trust 2007-WM2, 0.518% (1 Month LIBOR USD + 0.370%, 0.370% Floor), 02/25/2037 (b)	669,448
516,435	Alternative Loan Trust Series 2007-15CB, 6.000%, 07/25/2037	442,224
444,340	Banc of America Funding Corp. Series 2007-3, 5.831%, 04/25/2037 (a)	450,141
561,114	Chase Mortgage Finance Trust Series 2007-S3, 6.000%, 05/25/2037	395,865
116,785	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, 3.409%, 02/25/2036 (a)	114,094
187,042	Exantas Capital Corp Ltd. Series 2019-RSO7, 1.151% (1 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2036 (b)(d)	184,724
247,859	First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, 6.250%, 08/25/2037	172,455
	GSR Mortgage Loan Trust
442,280	Series 2006-9F, 6.500%, 10/25/2036	329,655
145,629	Series 2007-4F, 6.000%, 07/25/2037	130,636
435,454	IndyMac IMJA Mortgage Loan Trust Series 2007-A3, 6.250%, 11/25/2037	291,069
117,888	IndyMac INDX Mortgage Loan Trust Series 2005-AR1, 3.415%, 03/25/2035 (a)	117,104
4,647,975	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, 1.918%, 10/17/2045 (a)(m)	130,073
262,027	Lehman Mortgage Trust Series 2006-2, 5.750%, 04/25/2036	273,080
134,626	MASTR Adjustable Rate Mortgages Trust Series 2006-2, 3.364%, 01/25/2036 (a)	133,837
417,287	Morgan Stanley Mortgage Loan Trust Series 2007-12, 6.250%, 08/25/2037	290,238
	Residential Asset Securitization Trust
545,617	Series 2007-A2, 6.000%, 04/25/2037	439,313
405,284	Series 2007-A6, 6.000%, 06/25/2037	345,330
764,613	Series 2007-A7, 6.000%, 07/25/2037	446,878
200,000	STRU JPM-3036 1.170%, 10/25/2030	200,552
708,816	TBW Mortgage-Backed Trust Series 2006-6, 5.630%, 01/25/2037 (j)	350,551
600,000	Verus Securitization Trust 2020-4, 3.291%, 05/25/2065 (a)(d)	601,528
240,178	VOLT LXXXV LLC 2020-NPL1, 3.228%, 01/25/2050 (d)(j)	241,056
293,418	Washington Mutual Asset-Backed Certificates Trust Series 2006-HE3, 0.303% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (b)	277,500

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
142,154	Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-5, 6.000%, 07/25/2036	$133,596

	Total Collateralized Mortgage Obligations (Cost $8,452,287)	7,160,947

Number of Shares
	COMMON STOCKS - 0.00%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(e)(f)(g)	–
1,336,186	K2016470219 - Class B (c)(e)(f)(g)	–

	Total Common Stocks (Cost $0)	–

Principal Amount
	CORPORATE OBLIGATIONS - 0.06%
	Specialty Retail - 0.06%
320,002	K2016470260 South Africa, Ltd. 25.000% Cash or 25.000% PIK, 12/31/2022 (c)(d)	12,000
	K2016470219 South Africa, Ltd.
1,004,745	3.000% Cash or 3.000% PIK, 12/31/2022 (c)(d)(n)	10,047
203,710	8.000% Cash or 8.000% PIK, 12/31/2022 (c)(d)(n)	3,583

	Total Corporate Obligations (Cost $2,196,633)	25,630

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 20.80%
	Argentina Treasury Bond BONCER
3,301,000	1.100%, 04/17/2021 (c)(l)	43,568
19,625,568	1.200%, 03/18/2022 (c)(l)(n)	290,836
14,030,056	1.400%, 03/25/2023 (c)(l)(n)	173,480
14,030,063	1.500%, 03/25/2024 (c)(l)(n)	162,959
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021 (c)	74,238
10,209,900	16.000%, 10/17/2023 (c)	77,836
22,986,100	15.500%, 10/17/2026 (c)	137,601
	Brazil Letras do Tesouro Nacional
5,630,000	0.000%, 10/01/2020 (h)	1,002,511
80,000	0.000%, 04/01/2021 (h)	14,092
200,000	0.000%, 10/01/2021 (h)	34,645
160,000,000	Colombia Government International Bond 7.750%, 04/14/2021	42,817
	Colombian TES
583,000,000	10.000%, 07/24/2024	187,277
296,500,000	7.500%, 08/26/2026	89,355
342,500,000	6.000%, 04/28/2028	94,663
1,303,000,000	7.750%, 09/18/2030	393,705
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	655,481
1,500,000,000	7.000%, 05/15/2022	105,010
890,000,000	5.625%, 05/15/2023	60,883
1,890,000,000	6.500%, 06/15/2025	131,239
	Korea Treasury Bond
264,510,000	3.375%, 09/10/2023	242,397
459,000,000	3.500%, 03/10/2024	426,233
267,000,000	3.000%, 09/10/2024	245,847

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
	Mexican Bonos
201,700	7.250%, 12/09/2021	$942,806
191,480	6.500%, 06/09/2022	894,800
6,580	6.750%, 03/09/2023	31,324
169,750	8.000%, 12/07/2023	842,904
14,345	Mexican Udibonos 2.500%, 12/10/2020 (l)	65,205
	Republic of Ghana Government Bond
1,760,000	16.250%, 05/17/2021	306,702
200,000	24.500%, 06/21/2021	36,662
390,000	24.750%, 07/19/2021	71,729
99,000	19.500%, 10/18/2021	17,448
300,000	18.750%, 01/24/2022	52,893
200,000	16.500%, 02/06/2023	32,939
300,000	19.750%, 03/25/2024	52,012
150,000	16.250%, 04/07/2025	23,707
710,000	19.000%, 11/02/2026	118,529
660,000	19.750%, 03/15/2032	106,509

	Total Foreign Government Debt Obligations (Cost $11,080,748)	8,282,842

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 24.06%
	Federal Home Loan Mortgage Corp.
240,268	Pool #0039, 2.500%, 04/01/2033	255,449
250,000	Pool #RB5085, 2.000%, 11/01/2040	258,701
318,271	Series 4116, 1.350%, 08/15/2042	319,934
299,776	Series 4446, 2.250%, 03/15/2045	313,260
287,679	Pool #1827, 3.000%, 07/01/2047	302,706
329,297	Series 4800, 4.000%, 06/15/2048	361,917
532,635	Series 4868, 4.000%, 03/15/2049	574,524
590,891	Pool #SD8079, 2.000%, 07/01/2050	612,411
198,155	Pool #RA3280, 2.500%, 08/01/2050	208,080
250,000	Pool #RE6066, 2.000%, 10/01/2050	256,276
	Federal National Mortgage Association
253,420	Series 9445, 3.000%, 07/01/2031	272,960
385,267	Pool #1201, 3.500%, 10/01/2032	416,579
167,727	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 6.000% Cap, 0.000% Floor), 08/25/2033 (b)(i)	179,965
400,000	Pool #BL4073, 2.960%, 09/01/2034	451,498
361,583	Pool #CA4507, 2.500%, 11/01/2034	384,959
166,518	Pool #2012-63, 2.000%, 08/25/2040	167,115
578,117	Pool #2014-95, 3.000%, 04/25/2041	595,004
297,843	Pool #2012-150, 1.750%, 01/25/2043	304,203
632,648	Pool #2013-75, 3.250%, 07/25/2043	748,648
161,985	Pool #2018-23, 2.750%, 12/25/2043	163,437
196,331	Pool #2015-08, 2.000%, 03/25/2045	202,010
124,761	Series 9003, 3.000%, 11/01/2046	131,255
312,620	Series 0862, 3.500%, 09/01/2047	330,925
246,572	Pool #2018-27, 3.000%, 12/25/2047	257,180
225,046	Pool #3392, 4.000%, 01/01/2048	241,343
262,327	Pool #2018-36, 3.000%, 06/25/2048	275,983
251,324	Pool #2018-38, 3.000%, 06/25/2048	265,835
	Government National Mortgage Association
372,974	Pool #2010-62, 5.594% (1 Month LIBOR USD + 5.750%, 5.750% Cap, 0.000% Floor), 05/20/2040 (b)(i)(m)	68,191

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
382,930	Pool #2011-72, 5.224% (1 Month LIBOR USD + 5.380%, 5.380%Cap, 0.000% Floor), 05/20/2041 (b)(i)(m)	$65,633
461,272	Pool #2012-40, 4.000%, 01/20/2042	493,347
665,357	Pool #2013-113, 6.094% (1 Month LIBOR USD + 6.250%, 6.250% Cap, 0.000% Floor ), 03/20/2043 (b)(i)(m)	97,983

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $9,221,763)	9,577,311

	U.S. TREASURY OBLIGATIONS - 12.05%
380,000	U.S Treasury Bond 1.250%, 05/15/2050	361,357
	U.S. Treasury Note
1,150,000	2.125%, 05/31/2021	1,165,396
2,476,000	1.750%, 12/31/2024	2,635,973
249,000	2.625%, 12/31/2025	279,181
130,000	1.625%, 02/15/2026	139,100
61,000	2.125%, 05/31/2026	67,114
140,000	1.625%, 10/31/2026	150,533

	Total U.S. Treasury Obligations (Cost $4,668,143)	4,798,654

	SHORT TERM INVESTMENTS - 24.58%
	Foreign Government Debt Obligation - 11.823%
4,012,800	Letras de la Nacion Argentina con Ajuste por CER 0.000%, 12/04/2020 (c)(h)(l)	59,933
	Japan Treasury Discount Bill
62,900,000	0.000%, 10/05/2020 (h)	596,414
14,000,000	0.000%, 10/12/2020 (h)	132,754
19,100,000	0.000%, 11/09/2020 (h)	181,122
17,100,000	0.000%, 11/10/2020 (h)	162,172
108,000,000	0.000%, 11/25/2020 (h)	1,024,376
17,800,000	0.000%, 12/14/2020 (h)	168,829
18,800,000	0.000%, 01/12/2021 (h)	178,341
77,950,000	0.000%, 02/10/2021 (h)	739,542
117,900,000	0.000%, 02/25/2021 (h)	1,118,632
5,000,000	0.000%, 03/10/2021 (h)	47,443
6,600,000	0.000%, 03/25/2021 (h)	62,628
	Mexico Cetes
102,690	0.000%, 10/22/2020 (h)	46,297
50,820	0.000%, 11/05/2020 (h)	22,881
61,150	0.000%, 12/17/2020 (h)	27,401
79,360	0.000%, 02/25/2021 (h)	35,269
229,110	0.000%, 03/25/2021 (h)	101,483

		4,705,517

Number of Shares
	Money Market Funds - 10.68%
4,252,695	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (k)	4,252,695

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Principal Amount		Value
	U.S. Treasury Obligations - 2.07%
826,000	U.S. Treasury Bill 0.000%, 02/25/2021 (h)	$825,692

	Total Short Term Investments (Cost $9,707,526)	9,783,904

	Total Investments (Cost $45,773,620) - 100.68%	40,083,297
	Liabilities in Excess of Other Assets - (0.68)%	(271,190)

	TOTAL NET ASSETS - 100.00%	$39,812,107

Percentages are stated as a percent of net assets. Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2020.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(c)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,046,081, which represents 2.63% of total net assets.
(d)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $1,506,947, which represents 3.79% of total net assets.
(e)	As of September 30, 2020, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as level 3 in the fair value hierarchy.
(g)	Non-income producing.
(h)	Zero coupon bond. The effective yield is listed.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(j)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(k)	Seven-day yield as of September 30, 2020.
(l)	Represents an inflation protected security.
(m)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2020. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $361,880 which represents 0.91% of total net assets.
(n)	Represents defaulted securities.

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)

September 30, 2020

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
10/2/2020	JP Morgan Chase	Brazilian Real	2,160,600	U.S. Dollar	382,238	$2,464
10/15/2020	Citibank	Euro	63,594	U.S. Dollar	70,407	4,177
10/15/2020	Deutsche Bank	Japanese Yen	77,022,656	Australian Dollar	1,037,000	(12,334)
11/24/2020	Citibank	Japanese Yen	38,694,714	Australian Dollar	511,317	843
11/24/2020	JP Morgan Chase	Japanese Yen	24,215,250	Australian Dollar	330,437	(6,961)
10/14/2020	JP Morgan Chase	Japanese Yen	48,620,095	Australian Dollar	642,495	880
10/13/2020	HSBC	Japanese Yen	18,892,101	Australian Dollar	252,499	(1,699)
10/13/2020	JP Morgan Chase	Japanese Yen	22,051,253	Australian Dollar	295,010	(2,189)
3/17/2021	HSBC	Japanese Yen	13,054,470	Australian Dollar	170,000	2,271
3/11/2021	HSBC	Japanese Yen	19,449,899	Australian Dollar	252,501	3,932
3/10/2021	Citibank	Japanese Yen	38,668,070	Australian Dollar	505,500	5,301
12/14/2020	HSBC	Japanese Yen	25,911,245	Australian Dollar	335,000	5,956
12/14/2020	JP Morgan Chase	Japanese Yen	15,717,766	Australian Dollar	202,495	4,126
2/26/2021	Citibank	Japanese Yen	38,849,956	Australian Dollar	512,683	1,835
3/31/2021	Citibank	Japanese Yen	29,540,492	Euro	239,736	(1,431)
12/30/2020	Citibank	Japanese Yen	29,523,231	Euro	239,736	(1,370)
11/24/2020	HSBC	Japanese Yen	25,920,397	Euro	212,802	(3,864)
10/30/2020	Citibank	Japanese Yen	33,378,821	Euro	270,097	(276)
1/15/2021	Deutsche Bank	Japanese Yen	187,116,500	Euro	1,535,000	(27,233)
6/30/2021	Citibank	Japanese Yen	29,559,443	Euro	239,736	(1,429)
2/24/2021	HSBC	Japanese Yen	13,356,798	Euro	106,396	1,746
2/25/2021	HSBC	Japanese Yen	13,269,288	Euro	106,399	910
2/26/2021	Citibank	Japanese Yen	33,973,111	Euro	270,096	5,052
10/30/2020	JP Morgan Chase	Japanese Yen	41,000,000	U.S. Dollar	384,475	4,412
10/26/2020	BNP Parabis	Japanese Yen	37,740,000	U.S. Dollar	348,603	9,346
11/27/2020	Deutsche Bank	Norwegian Krone	2,851,000	Euro	269,323	(10,473)
3/22/2021	Deutsche Bank	Norwegian Krone	1,923,000	Euro	178,500	(3,882)
3/31/2021	Deutsche Bank	Norwegian Krone	582,000	Euro	52,479	632
11/16/2020	Deutsche Bank	Norwegian Krone	1,152,000	U.S. Dollar	126,012	(2,498)
11/19/2020	Deutsche Bank	Norwegian Krone	3,275,000	U.S. Dollar	369,614	(18,477)
10/13/2020	Deutsche Bank	Norwegian Krone	7,510,000	U.S. Dollar	799,338	5,819
12/28/2020	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	125,297	(410)
12/15/2020	Deutsche Bank	Swedish Krona	737,550	Euro	70,904	(843)
12/14/2020	Deutsche Bank	Swedish Krona	1,475,067	Euro	142,655	(2,683)
3/15/2020	Deutsche Bank	Swedish Krona	1,106,350	Euro	106,399	(1,438)
10/15/2020	Deutsche Bank	Swedish Krona	737,550	Euro	70,939	(832)
10/16/2020	Deutsche Bank	Swedish Krona	1,106,400	Euro	106,193	(987)
11/13/2020	Deutsche Bank	Swedish Krona	737,533	Euro	71,640	(1,682)
12/15/2020	Deutsche Bank	Swedish Krona	737,550	Euro	71,730	(1,789)
11/12/2020	Goldman Sachs	Swiss Franc	323,807	Euro	297,490	2,893
2/10/2021	UBS	Swiss Franc	152,460	Euro	141,846	(593)
11/9/2020	UBS	Swiss Franc	296,948	Euro	274,760	363
3/10/2021	UBS	Swiss Franc	76,227	Euro	70,665	23
3/15/2021	Goldman Sachs	Swiss Franc	129,523	Euro	120,274	(193)
10/13/2020	UBS	Swiss Franc	76,227	Euro	70,843	(288)
2/12/2021	Goldman Sachs	Swiss Franc	129,523	Euro	120,283	(239)
11/27/2020	JP Morgan Chase	U.S. Dollar	201,114	Australian Dollar	280,000	536
10/2/2020	JP Morgan Chase	U.S. Dollar	408,328	Brazilian Real	2,160,600	23,626
11/4/2020	HSBC	U.S. Dollar	82,474	Brazilian Real	428,920	6,170
10/2/2020	JP Morgan Chase	U.S. Dollar	887,615	Brazilian Real	4,954,300	6,264
10/15/2020	Citibank	U.S. Dollar	71,747	Euro	63,594	(2,837)
12/17/2020	Citibank	U.S. Dollar	94,978	Euro	80,000	1,008
10/26/2020	BNP Parabis	U.S. Dollar	362,787	Japanese Yen	37,740,000	4,838
10/30/2020	JP Morgan Chase	U.S. Dollar	377,445	Japanese Yen	41,000,000	(11,442)
3/11/2021	Citibank	U.S. Dollar	238,812	Mexican Peso	5,378,000	194
10/7/2020	HSBC	U.S. Dollar	632,090	Mexican Peso	13,190,000	36,067
10/6/2020	HSBC	U.S. Dollar	716,978	Mexican Peso	17,690,000	(82,485)
10/9/2020	Citibank	U.S. Dollar	58,586	Mexican Peso	1,209,000	3,967
10/13/2020	Citibank	U.S. Dollar	194,891	Mexican Peso	4,030,000	12,921

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued) (Unaudited)

September 30, 2020

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
10/15/2020	Citibank	U.S. Dollar	287,908	Mexican Peso	5,932,000	$20,121
10/16/2020	Citibank	U.S. Dollar	266,021	Mexican Peso	5,431,000	20,880
10/27/2020	Citibank	U.S. Dollar	148,083	Mexican Peso	3,755,000	(21,177)
10/29/2020	Citibank	U.S. Dollar	246,201	Mexican Peso	6,280,000	(36,806)
12/18/2020	Citibank	U.S. Dollar	40,171	Mexican Peso	912,719	(728)
12/21/2020	Citibank	U.S. Dollar	18,354	Mexican Peso	420,281	(472)
10/8/2020	Citibank	U.S. Dollar	139,525	Mexican Peso	3,177,000	(4,018)
11/27/2020	Citibank	U.S. Dollar	13,266	South Korea Won	15,718,394	(175)
3/9/2020	Goldman Sachs	U.S. Dollar	826,470	South Korea Won	980,400,000	(12,188)
2/26/2021	Citibank	U.S. Dollar	15,661	South Korea Won	18,558,803	(214)
1/29/2021	Citibank	U.S. Dollar	15,421	South Korea Won	18,558,803	(452)

						$(79,514)

See notes to financial statements.

GuidePath® Growth Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.99%
	Exchange Traded Funds - 74.09%
24,854	Invesco QQQ Trust Series 1 (a)	$6,905,435
865,842	iShares Core MSCI Emerging Markets ETF	45,716,458
38,651	iShares Core MSCI Europe ETF	1,728,086
650,622	iShares Core S&P Small-Cap ETF (a)	45,693,183
346,936	iShares MSCI ACWI ETF (a)	27,727,125
176,038	iShares MSCI Switzerland ETF (a)	7,229,881
525,688	JPMorgan BetaBuilders Canada ETF	12,537,659
716,289	Schwab U.S. Large-Cap ETF	57,754,382
500,916	Schwab U.S. Large-Cap Growth ETF (a)	57,690,496
295,380	SPDR S&P 600 Small Cap Growth ETF (a)	17,436,281
136,263	SPDR S&P China ETF	16,190,770
105,525	Vanguard FTSE All World ex-US Small-Cap ETF	11,110,727
2,363,733	Vanguard FTSE Developed Markets ETF	96,676,680
198,543	Vanguard Global ex-U.S. Real Estate ETF	9,651,175
179,913	Vanguard Real Estate ETF (a)	14,205,930
257,882	Vanguard Russell 1000 Growth ETF (a)	57,481,898
68,837	Vanguard Russell 2000 Growth (a)	11,104,785
524,180	Vanguard S&P 500 ETF (a)	161,263,977
63,200	Vanguard Value ETF (a)	6,605,032

		664,709,960

	Mutual Funds - 24.90%
1,532,398	AMCAP Fund - Class F3	54,905,822
723,707	American Funds - Fundamental Investors - Class F3	44,204,046
429,503	American Funds - The New Economy Fund	22,514,544
335,272	American Funds - SMALLCAP World Fund, Inc. - Class F3	22,520,239
930,561	American Funds - The Growth Fund of America - Class F3	56,615,313
420,459	American New Perspective Fund - Class F2	22,566,054

		223,326,018

	Total Investment Companies (Cost $654,244,496)	888,035,978

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.84%
	Money Market Funds - 0.84%
7,564,578	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$7,564,578

	Total Short Term Investments (Cost $7,564,578)	7,564,578

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.92%
160,801,185	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (b)	160,801,185

	Total Investments Purchased with Proceeds from Securities Lending (Cost $160,801,185)	160,801,185

	Total Investments (Cost $862,610,259) - 117.75%	1,056,401,741
	Liabilities in Excess of Other Assets - (17.75)%	(159,247,970)

	TOTAL NET ASSETS - 100.00%	$897,153,771

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2020.

See notes to financial statements.

GuidePath® Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Exchange Traded Funds - 71.42%
150,272	iShares 1-3 Year Treasury Bond ETF (a)	$13,000,031
61,453	iShares 3-7 Year Treasury Bond ETF	8,209,506
103,167	iShares 7-10 Year Treasury Bond ETF (a)	12,567,804
144,958	iShares Broad USD High Yield Corporate Bond ETF (a)	5,721,492
348,926	iShares Core Aggressive Allocation ETF	20,237,708
541,523	iShares Core Growth Allocation ETF	26,231,374
63,549	iShares Core MSCI Emerging Markets ETF	3,355,387
83,347	iShares Core MSCI Europe ETF	3,726,444
172,507	iShares Core S&P Small-Cap ETF (a)	12,115,167
86,864	iShares Core U.S. Aggregate Bond ETF	10,255,164
160,588	iShares Edge MSCI Min Vol USA ETF (a)	10,234,273
22,843	iShares iBoxx High Yield Corporate Bond ETF	1,916,528
26,650	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	2,955,219
51,345	iShares Long-Term Corporate Bond ETF (a)	3,615,201
113,862	iShares MSCI Switzerland ETF (a)	4,676,312
41,066	iShares TIPS Bond ETF (a)	5,194,849
162,625	iShares U.S. Credit Bond ETF	9,884,348
82,659	JPMorgan BetaBuilders Canada ETF	1,971,417
109,639	SPDR Bloomberg Barclays High Yield Bond ETF	11,432,059
69,456	SPDR Bloomberg Barclays International Treasury Bond ETF	2,060,760
281,070	SPDR Gold MiniShares Trust (a)(b)	5,284,116
38,926	SPDR S&P China ETF	4,625,187
397,948	Vanguard FTSE Developed Markets ETF	16,276,073
183,364	Vanguard High Dividend Yield ETF	14,839,649
129,033	Vanguard Long-Term Treasury ETF	12,859,429
660,485	Vanguard Mortgage-Backed Securities ETF	35,844,521
46,672	Vanguard Real Estate ETF (a)	3,685,221
69,583	Vanguard S&P 500 ETF (a)	21,407,210
14,083	Vanguard Total Bond Market ETF	1,242,402
57,069	Vanguard Value ETF (a)	5,964,281

		291,389,132

	Mutual Funds - 27.52%
729,141	American Funds - The Bond Fund of America - Class F2	10,259,020
432,185	American Funds - Capital Income Builder - Class F3	25,101,288
1,590,459	American Funds - High-Income Trust - Class F3	15,316,124
362,118	American Funds - Mutual Fund - Class F3	14,995,316
1,149,315	American Funds - The Income Fund of America - Class F3	25,135,513
722,134	American Funds - Intermediate Bond Fund of America - Class F2	10,261,525
1,942,255	Vanguard High - Yield Corporate Fund - Admiral Shares	11,226,233

		112,295,019

	Total Investment Companies (Cost $374,432,614)	403,684,151

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.01%
	Money Market Funds - 1.01%
4,115,628	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	$4,115,628

	Total Short Term Investments (Cost $4,115,628)	4,115,628

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.70%
92,629,933	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (c)	92,629,933

	Total Investments Purchased with Proceeds from Securities Lending (Cost $92,629,933)	92,629,933

	Total Investments (Cost $471,178,175) - 122.65%	500,429,712
	Liabilities in Excess of Other Assets - (22.65)%	(92,401,295)

	TOTAL NET ASSETS - 100.00%	$408,028,417

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2020.

See notes to financial statements.

GuidePath® Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS - 66.26%
	Biotechnology - 6.50%
65,518	AbbVie, Inc.	$5,738,722
38,859	Biogen, Inc. (a)	11,023,521
13,944	Regeneron Pharmaceuticals, Inc. (a)	7,805,572
27,634	United Therapeutics Corp. (a)	2,791,034

		27,358,849

	Capital Markets - 5.24%
11,340	FactSet Research Systems, Inc.	3,797,539
8,169	MarketAxess Holdings, Inc.	3,934,109
9,939	Moody’s Corp.	2,880,819
24,626	S&P Global, Inc.	8,880,135
43,645	State Street Corp.	2,589,458

		22,082,060

	Chemicals - 1.29%
22,889	Linde Plc	5,450,558

	Containers & Packaging - 0.87%
99,677	Silgan Holdings, Inc.	3,665,123

	Diversified Financial Services - 1.21%
106,581	Voya Financial, Inc.	5,108,427

	Diversified Telecommunication Services - 3.13%
362,701	AT&T, Inc.	10,340,605
47,383	Verizon Communications, Inc.	2,818,815

		13,159,420

	Energy Equipment & Services - 0.59%
158,536	Schlumberger Ltd.	2,466,820

	Entertainment - 2.59%
59,140	Activision Blizzard, Inc.	4,787,383
46,875	Electronic Arts, Inc. (a)	6,112,969

		10,900,352

	Food & Staples Retailing - 5.45%
487,548	Kroger Co/The	16,532,753
306,682	Sprouts Farmers Market, Inc. (a)(b)	6,418,854

		22,951,607

	Health Care Equipment & Supplies - 0.69%
8,915	Align Technology, Inc. (a)(b)	2,918,414

	Health Care Providers & Services - 2.67%
192,171	CVS Health Corp.	11,222,786

	Household Durables - 3.96%
131,477	Lennar Corp.	10,739,042
127,739	PulteGroup, Inc.	5,913,038

		16,652,080

	Household Products - 1.74%
34,786	Clorox Co.	7,310,974

	Insurance - 1.43%
49,110	Prudential Financial, Inc.	3,119,467
17,175	RenaissanceRe Holdings Ltd.	2,915,285

		6,034,752

	Life Sciences Tools & Services - 4.48%
52,267	Agilent Technologies, Inc.	5,275,831
26,319	Bio-Rad Laboratories, Inc. (a)	13,566,392

		18,842,223

	Media - 1.77%
243,263	Discovery, Inc. - Class A (a)(b)	4,767,955

Number of Shares		Value
	Media (Continued)
124,092	Discovery, Inc. - Class C (a)(b)	$2,701,483

		7,469,438

	Metals & Mining - 1.71%
113,325	Newmont Corp.	7,190,471

	Multi-Utilities - 2.82%
152,474	Consolidated Edison, Inc.	11,862,477

	Pharmaceuticals - 1.77%
123,640	Bristol-Myers Squibb Co.	7,454,256

	Professional Services - 1.06%
57,021	IHS Markit Ltd.	4,476,719

	Semiconductors & Semiconductor Equipment - 5.17%
75,223	Intel Corp. (b)	3,895,047
73,091	Marvell Technology Group Ltd.	2,901,713
102,934	Skyworks Solutions, Inc.	14,976,897

		21,773,657

	Software - 5.92%
10,024	Adobe, Inc. (a)	4,916,070
103,916	Cadence Design Systems, Inc. (a)	11,080,563
13,889	Microsoft Corp.	2,921,273
52,874	Oracle Corp.	3,156,578
47,138	SS&C Technologies Holdings, Inc.	2,852,792

		24,927,276

	Technology Hardware, Storage & Peripherals - 4.20%
152,576	Apple, Inc.	17,669,826

	Total Common Stocks (Cost $275,427,779)	278,948,565

	REAL ESTATE INVESTMENT TRUSTS - 0.90%
	Real Estate Investment Trusts - 0.90%
4,948	Equinix, Inc.	3,761,123

	Total Real Estate Investment Trusts (Cost $3,924,661)	3,761,123

	SHORT TERM INVESTMENTS - 32.43%
	Money Market Funds - 32.43%
136,537,219	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	136,537,219

	Total Short Term Investments (Cost $136,537,219)	136,537,219

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.11%
8,904,188	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (c)	8,904,188

	Total Investments Purchased with Proceeds from Securities Lending (Cost $8,904,188)	8,904,188

	Total Investments (Cost $424,793,847) - 101.70%	428,151,095
	Liabilities in Excess of Other Assets - (1.70)%	(7,138,158)

	TOTAL NET ASSETS - 100.00%	$421,012,937

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2020.

See notes to financial statements.

GuidePath® Absolute Return Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.84%
	Exchange Traded Funds - 58.31%
2,919	Invesco DB Agriculture Fund	$43,026
1,390	Invesco DB Base Metals Fund	21,045
6,778	Invesco DB Energy Fund	64,730
409	Invesco DB Precious Metals Fund	20,998
26,346	iShares 7-10 Year Treasury Bond ETF (a)	3,209,470
817	iShares Core MSCI Emerging Markets ETF	43,138
101,005	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	13,606,384
208,820	ProShares Investment Grade-Interest Rate Hedged ETF (c)	14,928,542
220,469	ProShares UltraShort 20+ Year Treasury (a)	3,461,363
311,781	Schwab Short-Term U.S. Treasury ETF	16,056,721
3,148	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	288,105
67,798	Vanguard Emerging Markets Government Bond ETF	5,349,262
6,307	Vanguard FTSE Developed Markets ETF	257,956
111,260	Vanguard Intermediate-Term Corporate Bond ETF	10,658,708
938,131	Vanguard Mortgage-Backed Securities ETF (a)	50,912,369
1,546	Vanguard S&P 500 ETF (a)	475,627
63,687	Vanguard Total Bond Market ETF	5,618,467

		125,015,911

	Mutual Funds - 40.53%
1,874,466	BlackRock Low Duration Bond Portfolio - Institutional Shares	18,201,066
310,206	DoubleLine Core Fixed Income Fund - Institutional Shares	3,483,612
1,715,816	DoubleLine Flexible Income Fund - Institutional Shares	16,060,039
1,830,538	DoubleLine Low Duration Bond Fund - Institutional Shares	18,195,544
367,028	DoubleLine Shiller Enhanced CAPE - Institutional Shares	5,934,844
2,080,162	DoubleLine Total Return Bond Fund - Institutional Shares	22,340,937
281,866	T. Rowe Price Institutional Floating Rate Fund	2,672,087

		86,888,129

	Total Investment Companies (Cost $197,932,878)	211,904,040

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.10%
	Money Market Funds - 1.10%
2,349,634	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$2,349,634

	Total Short Term Investments (Cost $2,349,634)	2,349,634

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.89%
21,213,308	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (b)	21,213,308

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $21,213,308)	21,213,308

	Total Investments (Cost $221,495,820) - 109.83%	235,466,982
	Liabilities in Excess of Other Assets - (9.83)%	(21,069,592)

	TOTAL NET ASSETS - 100.00%	$214,397,390

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2020.
(c)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 9 for further disclosures related to this affiliated security.
(d)

Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $4,516,590 or 2.11% of total net assets as of September 30, 2020.

See notes to financial statements.

GuidePath® Multi-Asset Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.95%
	Exchange Traded Funds - 82.27%
189,560	Global X US Preferred ETF (a)	$4,693,506
22,214	Invesco S&P 500 Quality ETF (a)	858,793
170,309	iShares 0-5 Year High Yield Corporate Bond ETF	7,485,081
69,684	iShares Broad USD High Yield Corporate Bond ETF (a)	2,750,427
29,268	iShares Currency Hedged MSCI Eurozone ETF (a)	815,114
252,287	iShares Emerging Markets Dividend ETF (a)	7,596,362
15,021	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,023,479
216,510	iShares International Select Dividend ETF (a)	5,397,594
81,755	iShares Preferred & Income Securities ETF (a)	2,979,970
73,559	iShares Select Dividend ETF (a)	5,998,001
115,557	Schwab US Dividend Equity ETF (a)	6,390,301
109,335	SPDR Portfolio Aggregate Bond ETF	3,368,611
61,431	SPDR Portfolio Long Term Corporate Bond ETF (a)	1,952,277
43,514	SPDR Portfolio S&P 500 High Dividend ETF	1,192,284
81,264	SPDR Portfolio Short Term Corporate Bond ETF (a)	2,549,252
37,125	SPDR S&P Global Dividend ETF	1,973,305
27,123	SPDR S&P Global Infrastructure ETF	1,205,617
110,838	SPDR S&P International Dividend ETF	3,738,566
39,103	Vanguard Emerging Markets Government Bond ETF	3,085,227
56,666	Vanguard Global ex-U.S. Real Estate ETF (a)	2,754,534
78,786	Vanguard High Dividend Yield ETF	6,376,151
8,786	Vanguard Intermediate-Term Corporate Bond ETF (a)	841,699
64,279	Vanguard Long-Term Treasury ETF	6,406,045
130,390	Vanguard Mortgage-Backed Securities ETF (a)	7,076,265
34,042	Vanguard Real Estate ETF (a)	2,687,956
2,469	Vanguard S&P 500 ETF (a)	759,588
6,345	Vanguard Utilities ETF (a)	819,140
64,022	WisdomTree US LargeCap Dividend Fund (a)	6,212,695
149,680	WisdomTree U.S. SmallCap Dividend Fund (a)	3,155,254

		103,143,094

	Mutual Funds - 16.68%
380,484	BlackRock Strategic Income Opportunities Portfolio	3,827,674
241,306	Loomis Sayles Global Allocation Fund	6,375,316
449,808	T. Rowe Price Institutional Floating Rate Fund	4,264,178
1,114,216	Vanguard High-Yield Corporate Fund	6,440,169

		20,907,337

	Total Investment Companies (Cost $118,055,831)	124,050,431

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.17%
	Money Market Funds - 1.17%
1,466,813	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$1,466,813

	Total Short Term Investments (Cost $1,466,813)	1,466,813

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.34%
20,483,678	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (b)	20,483,678

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $20,483,678)	20,483,678

	Total Investments (Cost $140,006,322) - 116.46%	146,000,922
	Liabilities in Excess of Other Assets - (16.46)%	(20,639,161)

	TOTAL NET ASSETS - 100.00%	$125,361,761

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2020.

See notes to financial statements.

GuidePath® Flexible Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.68%
	Exchange Traded Funds - 78.20%
70,091	iShares 0-5 Year High Yield Corporate Bond ETF	$3,080,499
62,537	iShares Agency Bond ETF (a)	7,571,980
77,810	iShares Broad USD High Yield Corporate Bond ETF (a)	3,071,161
143,666	iShares Convertible Bond ETF	11,601,030
77,549	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	10,446,626
24,853	iShares PHLX Semiconductor ETF (a)	7,570,472
156,378	Schwab Intermediate-Term U.S. Treasury ETF	9,176,261
300,264	Schwab Short-Term U.S. Treasury ETF	15,463,596
374,206	Schwab U.S. TIPS ETF	23,062,315
102,762	SPDR Bloomberg Barclays High Yield Bond ETF	10,714,994
119,313	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	3,086,627
490,321	SPDR Portfolio Aggregate Bond ETF	15,106,790
205,808	SPDR Portfolio Intermediate Term Corporate Bond ETF	7,565,502
141,341	Vanguard Emerging Markets Government Bond ETF	11,151,805
78,859	Vanguard Intermediate-Term Corporate Bond ETF (a)	7,554,692
59,565	Vanguard Long-Term Treasury ETF (a)	5,936,248
85,626	Vanguard Total Bond Market ETF	7,553,926
382,260	Xtrackers USD High Yield Corporate Bond ETF (a)	18,386,706

		178,101,230

	Mutual Funds - 20.48%
4,101,463	BlackRock High Yield Portfolio - Institutional Shares	30,432,855
2,805,478	Vanguard High-Yield Corporate Fund	16,215,662

		46,648,517

	Total Investment Companies (Cost $221,568,102)	224,749,747

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.39%
	Money Market Funds - 1.39%
3,175,797	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$3,175,797

	Total Short Term Investments (Cost $3,175,797)	3,175,797

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.32%
28,054,156	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (b)	28,054,156

	Total Investments Purchased with Proceeds from Securities Lending (Cost $28,054,156)	28,054,156

	Total Investments (Cost $252,798,055) - 112.39%	255,979,700
	Liabilities in Excess of Other Assets - (12.39)%	(28,227,413)

	TOTAL NET ASSETS - 100.00%	$227,752,287

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2020.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Principal Amount		Value
	SHORT TERM INVESTMENTS - 96.29%
	Certificates of Deposit - 69.78%
$6,000,000	Bank of Montreal 0.170%, 12/18/2020	$6,000,289
7,000,000	BNP Paribas 0.220%, 12/01/2020	7,001,109
7,000,000	CIBC 0.080%, 10/01/2020	7,000,000
6,500,000	Credit Industriel ET Commercia 0.140%, 12/01/2020	6,500,571
7,000,000	KBC Bank NV 0.120%, 12/01/2020	6,999,807
7,000,000	Landesbank Baden Wurttemberg 0.190%, 10/06/2020	7,000,010
4,000,000	Landesbank Hessen-Thuringen 0.160%, 11/05/2020	4,000,000
7,000,000	Mitsubishi Trust & Banking Corp. 0.230%, 02/10/2021	7,000,594
7,000,000	Mizuho Bank, Ltd. 0.240%, 12/02/2020	7,001,040
7,000,000	National Bank of Kuwait 0.210%, 10/01/2020	7,000,000
7,000,000	Nordea Bank Abp 0.150%, 12/11/2020	7,000,322
7,000,000	Norinchukin Bank 0.200%, 12/08/2020	7,000,523
8,000,000	Oversea-Chinese Banking Corp., Ltd. 0.950%, 10/15/2020	8,000,000
6,500,000	Royal Bank of Canada 0.428% (3 Month LIBOR USD + 0.110%), 06/11/2021 (a)	6,505,636
5,100,000	SEB 0.040%, 10/01/2020	5,100,000
6,000,000	Sumitomo Mitsui Banking Corp. 0.220%, 11/30/2020	6,000,853
7,000,000	Sumitomo Mitsui Trust Bank, Ltd. 0.210%, 01/15/2021	7,000,561
5,500,000	Toronto-Dominion Bank 0.466% (1 Month LIBOR USD + 0.310%), 10/20/2020 (a)	5,500,000

		117,611,315

	Commercial Paper - 17.98%
5,000,000	Bank of America NA 0.216%, 11/09/2020	5,000,000
6,400,000	COFANZ –%, 10/27/2020	6,399,076
7,000,000	Rabobank –%, 10/06/2020	6,999,921
4,900,000	Swedbank Banking Co. –%, 10/19/2020	4,899,755
7,000,000	Santander UK PLC –%, 11/02/2020	6,998,756

		30,297,508

Number of Shares		Value
	Money Market Funds - 1.17%
1,969,786	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$1,969,786

Principal Amount
	U.S. Treasury Bill - 7.36%
$7,400,000	–%, 10/08/2020 (c)(d)(e)	7,399,882
5,000,000	–%, 11/05/2020 (d)(e)	4,999,563

		12,399,445

	Total Short Term Investments (Cost $162,267,012)	162,278,054

	Total Investments (Cost $162,267,012) - 96.29%	162,278,054
	Other Assets in Excess of Liabilities - 3.71%	6,245,986

	TOTAL NET ASSETS - 100.00%	$168,524,040

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(b)	Seven-day yield as of September 30, 2020.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $12,399,445.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2020

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	2	$256,806	Oct-20	$(3,719)
Australian 10-Year Treasury Bond Futures	169	18,083,454	Dec-20	112,073
Australian 3-Year Treasury Bond Futures	710	59,654,699	Dec-20	98,949
Australian Dollar Futures	188	13,466,440	Dec-20	(255,177)
Brazilian Real Futures	(21)	(373,380)	Oct-20	3,006
Brent Crude Futures (a)	(64)	(2,707,200)	Oct-20	(107,284)
British Pound Futures	96	7,742,400	Dec-20	(80,008)
CAC40 Index Futures	(13)	(731,765)	Oct-20	10,990
Canadian 10-Year Bond Futures	218	24,854,177	Dec-20	(29,829)
Canadian Dollar Futures	74	5,559,620	Dec-20	(50,242)
Cocoa Futures (a)	57	1,451,220	Dec-20	(27,539)
Coffee ‘C’ Futures (a)	21	873,731	Dec-20	(141,753)
Copper Futures (a)	124	9,400,750	Dec-20	280,848
Corn Futures (a)	74	1,402,300	Dec-20	36,260
Cotton No. 2 Futures (a)	24	789,480	Dec-20	16,738
DAX® Index Futures	5	1,872,853	Dec-20	(51,144)
DJIA E-Mini CBOT Futures	31	4,287,920	Dec-20	26,977
E-mini Nasdaq 100 Futures	25	5,703,625	Dec-20	173,429
E-mini Russell 2000 Futures	27	2,030,940	Dec-20	2,987
E-mini S&P 500 Futures	30	5,028,000	Dec-20	(79,472)
E-mini S&P Mid Cap 400 Futures	10	1,855,900	Dec-20	3,091
Euribor 3 Month Futures	200	58,918,878	Dec-20	10,646
Euro Fx Futures	186	27,285,038	Dec-20	(254,611)
Euro Stoxx 50® Index Futures	13	486,827	Dec-20	(17,015)
Euro-Bobl Futures	96	15,214,173	Dec-20	7,249
Euro-BTP Futures	162	28,031,047	Dec-20	118,890
Euro-BTP Futures - Short	92	12,217,983	Dec-20	34,557
Euro-Bund Futures	55	11,253,942	Dec-20	57,597
Euro-Buxl® 30 Year Futures	21	5,482,736	Dec-20	114,670
Eurodollar 90 Day Futures	1,119	279,204,488	Mar-21	43,267
Euro-OATS Futures	101	19,959,374	Dec-20	143,625
Euro-Schatz Futures	35	4,607,931	Dec-20	325
FTSE 100 Index Futures	(17)	(1,281,394)	Dec-20	43,081
FTSE China A50 Index Futures	248	3,749,760	Oct-20	11,758
FTSE JSE Top 40 Futures	12	360,946	Dec-20	(14,494)
FTSE MIB Index Future	(4)	(444,713)	Dec-20	(4,673)
Gold 100 Oz. Futures (a)	52	9,856,600	Dec-20	115,287
Hang Seng Index Futures	(39)	(5,895,252)	Oct-20	(7,958)
HSCEI Index Futures	(106)	(6,414,668)	Oct-20	12,781
IBEX 35® Index Futures	(43)	(3,393,174)	Oct-20	(28,998)
Indian Rupee Futures	122	3,301,320	Oct-20	(5,725)
Japanese Yen Futures	278	32,969,063	Dec-20	(217,132)
Lean Hogs Futures (a)	(16)	(403,840)	Dec-20	(46,493)
Live Cattle Futures (a)	(19)	(853,860)	Dec-20	(25,483)
LME Aluminium Futures (a)(b)	(79)	(3,484,394)	Dec-20	25,643
LME Aluminium Futures (a)(b)	139	6,130,769	Dec-20	(49,605)
LME Copper Futures (a)(b)	72	12,014,550	Dec-20	376,157
LME Copper Futures (a)(b)	(39)	(6,507,881)	Dec-20	(169,034)
LME Nickel Futures (a)(b)	22	1,915,980	Dec-20	(25,521)
LME Nickel Futures (a)(b)	(4)	(348,360)	Dec-20	10,894
LME Zinc Futures (a)(b)	(25)	(1,501,406)	Dec-20	29,634
LME Zinc Futures (a)(b)	62	3,723,488	Dec-20	49,137
Long Gilt Futures	119	20,900,010	Dec-20	(36,839)
Low Sulphur Gas Oil Futures (a)	(83)	(2,770,125)	Nov-20	(39,685)
Mexican Peso Futures	(13)	(291,525)	Dec-20	(2,061)
MSCI EAFE Index Futures	31	2,872,460	Dec-20	(52,858)
MSCI Emerging Markets Index Futures	72	3,918,600	Dec-20	(12,919)
MSCI Singapore Index Futures	(37)	(766,265)	Oct-20	427
Natural Gas Futures (a)	(37)	(934,990)	Oct-20	120,237

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Continued) (Unaudited)

September 30, 2020

Description	Number of Contracts Purchased /(Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
New Zealand Dollar Futures	155	$10,250,150	Dec-20	$(171,322)
Nikkei 225 Futures	12	2,638,600	Dec-20	13,036
NY Harbor ULSD Futures (a)	(47)	(2,274,443)	Oct-20	(103,346)
OMXS30 Futures	137	2,801,311	Oct-20	25,360
Platinum Futures (a)	10	454,600	Jan-21	(35,861)
RBOB Gasoline Futures (a)	(7)	(342,569)	Nov-20	(20)
S&P/TSX 60 Index Futures	16	2,310,691	Dec-20	(1,327)
Silver Futures (a)	29	3,406,630	Dec-20	(615,017)
South African Rand Futures	(44)	(1,305,700)	Dec-20	7,083
Soybean Futures (a)	131	6,703,925	Nov-20	370,704
Soybean Meal Futures (a)	144	4,936,320	Dec-20	361,205
Soybean Oil Futures (a)	126	2,504,628	Dec-20	(7,527)
SPI 200TM Index Futures	(2)	(207,784)	Dec-20	(1,686)
Sterling 90 Day Futures	696	112,171,164	Dec-20	(6,838)
Sugar No. 11 Futures (a)	96	1,452,595	Feb-21	(3,041)
Swiss Franc Futures	87	11,828,738	Dec-20	(147,660)
TOPIX Index Futures	23	3,544,920	Dec-20	(5,678)
U.S. Treasury 10-Year Note Futures	338	47,161,563	Dec-20	30,059
U.S. Treasury 2-Year Note Futures	561	123,959,086	Dec-20	39,084
U.S. Treasury 5-Year Note Futures	712	89,734,250	Dec-20	18,863
U.S. Treasury Long Bond Futures	73	12,868,531	Dec-20	(88,528)
U.S. Treasury Ultra Bond Futures	31	6,876,188	Dec-20	(88,003)
Wheat Futures (a)	55	1,589,500	Dec-20	54,862
WTI Crude Futures (a)	(56)	(2,252,320)	Oct-20	(129,916)

				$(231,575)

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

September 30, 2020

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
12/16/2020	NatWest	Chinese Yuan Renminbi	78,000,001	U.S. Dollar	11,317,300	$117,878
12/16/2020	NatWest	Norwegian Krone	2,000,000	U.S. Dollar	211,704	2,765
12/16/2020	NatWest	Norwegian Krone	26,000,000	U.S. Dollar	2,876,200	(88,103)
12/16/2020	NatWest	Polish Zloty	27,000,000	U.S. Dollar	7,183,755	(209,558)
12/16/2020	NatWest	Singapore Dollar	2,500,000	U.S. Dollar	1,840,914	(9,293)
12/16/2020	NatWest	Singapore Dollar	24,000,000	U.S. Dollar	17,525,527	58,035
12/16/2020	NatWest	Swedish Krona	86,000,001	U.S. Dollar	9,806,828	(194,210)
12/16/2020	NatWest	U.S. Dollar	2,610,377	New Turkish Lira	20,400,000	30,307
12/16/2020	NatWest	U.S. Dollar	5,463,884	Norwegian Krone	52,000,000	(112,310)
12/16/2020	NatWest	U.S. Dollar	435,556	Norwegian Krone	4,000,000	6,618
12/16/2020	NatWest	U.S. Dollar	428,593	Norwegian Krone	4,000,000	(345)
12/16/2020	NatWest	U.S. Dollar	636,858	Polish Zloty	2,500,000	(10,060)
12/16/2020	NatWest	U.S. Dollar	1,421,668	Polish Zloty	5,500,000	(1,552)
12/16/2020	NatWest	U.S. Dollar	903,640	Polish Zloty	3,500,000	(2,045)
12/16/2020	NatWest	U.S. Dollar	1,726,992	Singapore Dollar	2,375,000	(13,048)
12/16/2020	NatWest	U.S. Dollar	4,405,495	Swedish Krona	40,000,000	(65,490)
12/16/2020	NatWest	U.S. Dollar	1,589,752	Swedish Krona	14,000,000	24,907

						$(465,504)

See notes to financial statements.

GuidePath® Conservative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 52.10%
	Exchange Traded Funds - 52.10%
50,179	iShares 0-5 Year Investment Grade Corporate Bond ETF (b)	$2,615,329
10,022	iShares 0-5 Year TIPS Bond ETF	1,042,889
20,151	Schwab Short-Term U.S. Treasury ETF	1,037,777
17,053	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	521,481

	Total Investment Companies (Cost $5,174,069)	5,217,476

	SHORT TERM INVESTMENTS - 47.12%
	Money Market Funds - 35.01%
3,505,838	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (a)(b)	3,505,838

Principal Amount
	U.S. Treasury Notes - 12.11%
$300,000	2.500%, 12/31/2020	301,772
300,000	2.250%, 03/31/2021	303,214
300,000	1.125%, 06/30/2021	302,273
300,000	2.125%, 09/30/2021	305,983

		1,213,242

	Total Short Term Investments (Cost $4,717,306)	4,719,080

	Total Investments (Cost $9,891,375) - 99.22%	9,936,556
	Other Assets in Excess of Liabilities - 0.78%	78,074

	TOTAL NET ASSETS - 100.00%	$10,014,630

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of September 30, 2020.
(b)	Fair value of these securities exceeds 25% of the Fund’s net assets. Additional information for these securities, including financial statements, is available from the SEC’s EDGAR datatbase at www.sec.gov.

See notes to financial statements.

GuidePath® Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.45%
	Exchange Traded Funds - 98.45%
131,362	iShares Core U.S. Aggregate Bond ETF (c)	$15,508,598
117,024	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	7,116,229
56,171	Schwab U.S. TIPS ETF	3,461,819
19,812	SPDR Bloomberg Barclays High Yield Bond ETF	2,065,797
227,139	VanEck Vectors Emerging Markets High Yield Bond ETF	5,165,141
9,580	Vanguard Total Bond Market ETF	845,148

	Total Investment Companies (Cost $33,667,941)	34,162,732

	SHORT TERM INVESTMENTS - 1.16%
	Money Market Funds - 1.16%
403,183	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	403,183

	Total Short Term Investments (Cost $403,183)	403,183

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.49%
4,681,200	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (b)	4,681,200

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $4,681,200)	4,681,200

	Total Investments (Cost $38,752,324) - 113.10%	39,247,115
	Liabilities in Excess of Other Assets - (13.10)%	(4,544,977)

	TOTAL NET ASSETS - 100.00%	$34,702,138

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2020.
(c)	Fair value of these securities exceeds 25% of the Fund’s net assets. Additional information for these securities, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Number of Shares		Value
	COMMON STOCKS - 35.58%
	Aerospace & Defense - 0.95%
701	General Dynamics Corp.	$97,039
724	Lockheed Martin Corp.	277,496
3,869	Raytheon Technologies Corp.	222,622

		597,157

	Air Freight & Logistics - 0.61%
2,313	United Parcel Service, Inc. - Class B	385,415

	Airlines - 0.19%
3,104	Southwest Airlines Co.	116,400

	Banks - 0.89%
5,411	Citizens Financial Group, Inc.	136,790
9,410	Regions Financial Corp.	108,497
5,446	Truist Financial Corp.	207,220
3,056	U.S. Bancorp	109,558

		562,065

	Beverages - 2.21%
12,763	Coca-Cola Co.	630,109
5,478	PepsiCo, Inc.	759,252

		1,389,361

	Biotechnology - 1.98%
5,435	AbbVie, Inc.	476,052
1,960	Amgen, Inc.	498,153
4,319	Gilead Sciences, Inc.	272,918

		1,247,123

	Building Products - 0.22%
3,414	Johnson Controls International PLC	139,462

	Capital Markets - 1.13%
447	BlackRock, Inc.	251,906
828	CME Group, Inc.	138,533
3,054	State Street Corp.	181,194
1,099	T. Rowe Price Group, Inc.	140,914

		712,547

	Chemicals - 0.43%
905	Air Products & Chemicals, Inc.	269,563

	Communications Equipment - 1.01%
16,082	Cisco Systems, Inc.	633,470

	Consumer Finance - 0.19%
4,498	Synchrony Financial (a)	117,713

	Containers & Packaging - 0.19%
3,014	International Paper Co.	122,188

	Diversified Telecommunication Services - 2.36%
23,960	AT&T, Inc.	683,100
13,510	Verizon Communications, Inc.	803,710

		1,486,810

	Electric Utilities - 1.92%
1,507	American Electric Power Co., Inc.	123,167
2,756	Duke Energy Corp.	244,071
704	Eversource Energy	58,819
2,099	NextEra Energy, Inc.	582,599
2,928	Xcel Energy, Inc.	202,061

		1,210,717

	Electrical Equipment - 0.77%
2,444	Eaton Corp. PLC	249,361
3,577	Emerson Electric Co.	234,544

		483,905

Number of Shares		Value
	Electronic Equipment, Instruments & Components - 0.21%
4,105	Corning, Inc.	$133,043

	Food & Staples Retailing - 0.44%
2,215	Sysco Corp.	137,817
3,806	Walgreens Boots Alliance, Inc.	136,712

		274,529

	Food Products - 0.51%
3,255	Archer-Daniels-Midland Co.	151,325
2,781	General Mills, Inc.	171,532

		322,857

	Health Care Providers & Services - 0.47%
5,038	CVS Health Corp.	294,219

	Hotels, Restaurants & Leisure - 0.95%
2,718	McDonald’s Corp.	596,574

	Household Products - 1.97%
3,360	Colgate-Palmolive Co.	259,224
1,044	Kimberly-Clark Corp.	154,157
5,959	Procter & Gamble Co.	828,241

		1,241,622

	Industrial Conglomerates - 1.11%
2,261	3M Co.	362,168
2,048	Honeywell International, Inc.	337,121

		699,289

	Insurance - 1.08%
4,648	Aflac, Inc.	168,955
1,477	Chubb Ltd.	171,509
2,835	Hartford Financial Services Group, Inc.	104,498
1,570	Progressive Corp	148,632
809	Travelers Cos., Inc.	87,526

		681,120

	IT Services - 0.95%
659	Automatic Data Processing, Inc.	91,924
3,432	International Business Machines Corp.	417,571
1,126	Paychex, Inc. (a)	89,821

		599,316

	Machinery - 0.54%
183	Cummins, Inc.	38,642
514	Illinois Tool Works, Inc.	99,310
2,333	PACCAR, Inc.	198,958

		336,910

	Metals & Mining - 0.18%
2,478	NUCOR Corp.	111,163

	Multiline Retail - 0.35%
1,400	Target Corp.	220,388

	Multi-Utilities - 0.80%
1,404	Ameren Corp.	111,028
883	Consolidated Edison, Inc.	68,697
338	DTE Energy Co.	38,884
2,629	Public Service Enterprise Group, Inc.	144,358
477	Sempra Energy (a)	56,458
835	WEC Energy Group, Inc.	80,912

		500,337

	Oil, Gas & Consumable Fuels - 1.20%
14,140	Exxon Mobil Corp.	485,426

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2020

Number of Shares		Value
	Oil, Gas & Consumable Fuels (Continued)
3,976	Marathon Petroleum Corp.	$116,656
2,978	Phillips 66	154,380

		756,462

	Pharmaceuticals - 4.45%
8,106	Bristol-Myers Squibb Co.	488,711
6,079	Johnson & Johnson	905,041
8,334	Merck & Co., Inc.	691,305
19,484	Pfizer, Inc.	715,062

		2,800,119

	Semiconductors & Semiconductor Equipment - 2.17%
888	Analog Devices, Inc. (a)	103,665
13,739	Intel Corp.	711,406
3,875	Texas Instruments, Inc.	553,311

		1,368,382

	Specialty Retail - 1.45%
676	Best Buy Co., Inc.	75,232
3,004	Home Depot, Inc.	834,240

		909,472

	Technology Hardware, Storage & Peripherals - 0.21%
6,816	HP, Inc.	129,436

	Textiles, Apparel & Luxury Goods - 0.15%
1,351	VF Corp.	94,908

	Tobacco - 1.11%
7,659	Altria Group, Inc.	295,944
5,344	Philip Morris International, Inc.	400,746

		696,690

	Trading Companies & Distributors - 0.22%
3,125	Fastenal Co.	140,906

	Total Common Stocks (Cost $21,340,134)	22,381,638

	INVESTMENT COMPANIES - 35.52%
	Exchange Traded Funds - 35.52%
275,200	Schwab U.S. Large-Cap ETF	22,189,376
1,727	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	158,055

	Total Investment Companies (Cost $18,618,093)	22,347,431

Number of Shares		Value
	SHORT TERM INVESTMENTS - 28.26%
	Money Market Funds - 17.82%
11,212,250	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$11,212,250

Principal Amount
	U.S. Treasury Note - 10.44%
$1,250,000	2.500%, 12/31/2020 (c)	1,257,383
1,250,000	2.375%, 03/15/2021 (c)	1,262,948
1,250,000	1.125%, 06/30/2021 (c)	1,259,469
1,250,000	1.125%, 09/30/2021 (c)	1,262,256
1,500,000	1.750%, 11/30/2021	1,528,360

		6,570,416

	Total Short Term Investments (Cost $17,776,705)	17,782,666

Number of Shares
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.61%
384,784	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.18% (b)	384,784

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $384,784)	384,784

	Total Investments (Cost $58,119,716) - 99.97%	62,896,519
	Other Assets in Excess of Liabilities - 0.03%	21,463

	TOTAL NET ASSETS - 100.00%	$62,917,982

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2020.
(c)	All or a portion of this security is held as collateral for certain written options contracts. The approximate value of the portion on these securities held as collateral is $5,042,056.

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2020

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	(45)	$(7,542,000)	Dec-20	$24,680

				$24,680

GuidePath® Growth and Income Fund

SCHEDULE OF OPTIONS WRITTEN (Unaudited)

September 30, 2020

Notional Amount	Number of Contracts		Value
		Put Options
		Options on Equities
1,014,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 02, 2020 Exercise Price: $3,380.00	$(13,746)
1,020,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 02, 2020 Exercise Price: $3,400.00	(18,300)
1,035,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 02, 2020 Exercise Price: $3,450.00	(30,861)
1,320,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 09, 2020 Exercise Price: $3,300.00	(9,639)
1,050,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 09, 2020 Exercise Price: $3,500.00	(37,734)
1,065,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 09, 2020 Exercise Price: $3,550.00	(61,350)
969,000	3	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 23, 2020 Exercise Price: $3,230.00	(12,330)
1,300,000	4	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 23, 2020 Exercise Price: $3,250.00	(18,320)
990,000	4	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 23, 2020 Exercise Price: $3,300.00	(23,192)
1,300,000	4	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 30, 2020 Exercise Price: $3,250.00	(21,600)
969,000	3	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 16, 2020 Exercise Price: $3,230.00	(7,275)

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF OPTIONS WRITTEN (Continued) (Unaudited)

September 30, 2020

Notional Amount	Number of Contracts		Value
		Put Options (Continued)
		Options on Equities (Continued)
997,000	3	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 16, 2020 Exercise Price: $3,325.00	$(14,190)
1,630,000	5	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 16, 2020 Exercise Price: $3,260.00	(17,970)
1,340,000	4	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October 16, 2020 Exercise Price: $3,350.00	(26,296)

		Total Written Options (Premiums Received $407,339)	$(312,803)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2020 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund		Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $382,037,178, $70,730,673 and $66,562,745, respectively)[1]	$542,126,142	$90,583,255		$81,762,032
Foreign currencies (cost $0, $21,291, and $0, respectively)	—	21,369		—
Income receivable	274,974	82,656		125,142
Receivable for dividend reclaims	10,349	1,053		—
Receivable for fund shares sold	542,568	49,711		78,797
Other assets	45,168	26,709		30,612

Total Assets	542,999,201	90,764,753		81,996,583

LIABILITIES:
Payable for collateral on securities loaned	36,279,414	4,666,867		10,747,823
Payable for fund shares redeemed	562,441	137,317		77,401
Payable to Investment Advisor	290,259	59,829		47,891
Payable to custodian	5,782	32,889		3,677
Accrued Trustee fees and expenses	6,391	1,263		917
Accrued distribution and shareholder servicing fees	274,151	52,638		38,323
Other accrued expenses	151,770	66,236		49,439

Total Liabilities	37,570,208	5,017,039		10,965,471

NET ASSETS	$505,428,993	$85,747,714		$71,031,112

NET ASSETS CONSIST OF:
Capital stock	356,047,808	67,096,666		54,835,031
Total distributable earnings	149,381,185	18,651,048		16,196,081

Total Net Assets	$505,428,993	$85,747,714		$71,031,112

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	51,011	795		—
Net assets	1,132,396	10,474		—
Net asset value, offering and redemption price per share	$22.199	$13.182	[2]	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	23,125,970	6,321,926		4,828,432
Net assets	504,296,597	85,737,240		71,031,112
Net asset value, offering and redemption price per share	$21.807	$13.562		$14.711

[1]Includes loaned securities with a value of:	$35,572,567	$4,599,639		$10,539,007

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2020 (Unaudited)

	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
ASSETS:
Investments, at value (cost $106,471,579, $219,096,906 and $20,671,466, respectively)[1]	$127,953,679	$229,367,701	$22,337,880
Foreign currencies (cost $116,082, $0, and $0, respectively)	115,613	—	—
Appreciation on swap agreements	—	67,777	—
Variation margin on futures	—	29,039	—
Income receivable	308,987	794,359	295,662
Receivable for dividend reclaims	698,443	—	—
Receivable for investment securities sold	—	9,125,642	—
Receivable for fund shares sold	113,685	432,031	104,900
Swap premiums paid	—	28,597	—
Other assets	24,842	25,595	22,813

Total Assets	129,215,249	239,870,741	22,761,255

LIABILITIES:
Options written at value (Premium received $0, $69,388 and $0, respectively)	—	114,089	—
Depreciation on swap agreements	—	17,201	—
Payable for collateral on securities loaned	2,816,113	44,102,873	—
Payable for investment securities purchased	4,055	41,634,937	—
Payable for fund shares redeemed	140,158	383,847	595
Payable to Investment Advisor	74,141	65,605	7,876
Payable to custodian	13,093	8,604	316
Accrued Trustee fees and expenses	1,437	1,932	367
Accrued distribution and shareholder servicing fees	78,240	81,771	18,504
Swap premiums received	—	15,626	—
Other accrued expenses	78,370	108,650	30,580

Total Liabilities	3,205,607	86,571,442	58,238

NET ASSETS	$126,009,642	$153,299,299	$22,703,017

NET ASSETS CONSIST OF:
Capital stock	109,737,455	139,254,626	20,889,006
Total distributable earnings	16,272,187	14,044,673	1,814,011

Total Net Assets	$126,009,642	$153,299,299	$22,703,017

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	17,304	—	—
Net assets	161,736	—	—
Net asset value, offering and redemption price per share	$9.347	$—	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	13,936,224	14,958,375	1,993,738
Net assets	125,847,906	153,299,299	22,703,017
Net asset value, offering and redemption price per share	$9.030	$10.248	$11.387

[1]Includes loaned securities with a value of:	$2,744,593	$2,054,002	$—

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2020 (Unaudited)

	Opportunistic Fixed Income Fund		Growth Allocation Fund	Conservative Allocation Fund
ASSETS:
Investments, at value (cost $45,773,620, $862,610,259 and $471,178,175, respectively)[1]	$40,083,297		$1,056,401,741	$500,429,712
Foreign currencies (cost $148,675, $0, and $0, respectively)	145,541		—	—
Deposits with brokers for forwards	180,000		—	—
Income receivable	313,143		697,366	233,340
Receivable for dividend reclaims	516		—	—
Receivable for investment securities sold	—		1,510,010	212,954
Receivable for fund shares sold	138,703		1,079,894	713,135
Appreciation of forward foreign currency contracts	199,573		—	—
Other assets	27,243		55,355	40,804

Total Assets	41,088,016		1,059,744,366	501,629,945

LIABILITIES:
Depreciation of forward foreign currency contracts	279,087		—	—
Payable for collateral on securities loaned	—		160,801,185	92,629,933
Payable for investment securities purchased	797,245		—	191,416
Payable for fund shares redeemed	106,501		592,874	300,609
Payable to Investment Advisor	28,184		370,288	109,111
Payable to custodian	14,011		19,615	13,815
Accrued Trustee fees and expenses	—		8,951	4,070
Accrued distribution and shareholder servicing fees	20,501		491,804	218,733
Other accrued expenses	30,380		305,878	133,841

Total Liabilities	1,275,909		162,590,595	93,601,528

NET ASSETS	$39,812,107		$897,153,771	$408,028,417

NET ASSETS CONSIST OF:
Capital stock	66,533,143		$700,462,141	377,847,508
Total distributable earnings (loss)	(26,721,036)		196,691,630	30,180,909

Total Net Assets	$39,812,107		$897,153,771	$408,028,417

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	19		376,003	195,601
Net assets	136		5,008,229	2,048,073
Net asset value, offering and redemption price per share	$7.078	[2]	$13.320	$10.471

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	5,201,889		67,697,338	39,172,523
Net assets	39,811,971		892,145,542	405,980,344
Net asset value, offering and redemption price per share	$7.653		$13.178	$10.364

[1]Includes loaned securities with a value of:	$—		$158,327,263	$90,932,449

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2020 (Unaudited)

	Tactical Allocation Fund	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
ASSETS:
Investments, at value (cost $424,793,847, $207,751,299 and $140,006,322, respectively)[1]	$428,151,095	$220,538,440		$146,000,922
Investments in affiliates, at value (cost $0, $13,744,521, and $0, respectively)	—	14,928,542		—
Income receivable	50,977	32,114		106,262
Receivable for investment securities sold	1,894,120	—		—
Receivable for fund shares sold	818,273	785,275		353,320
Other assets	32,342	32,807		36,664

Total Assets	430,946,807	236,317,178		146,497,168

LIABILITIES:
Payable for collateral on securities loaned	8,904,188	21,213,308		20,483,678
Payable for investment securities purchased	121,682	210,472		196,452
Payable for fund shares redeemed	298,907	195,405		261,870
Payable to Investment Advisor	208,148	54,167		62,959
Payable to custodian	10,947	10,492		7,765
Accrued Trustee fees and expenses	5,817	3,215		1,145
Accrued distribution and shareholder servicing fees	235,170	122,536		68,107
Other accrued expenses	149,011	110,193		53,431

Total Liabilities	9,933,870	21,919,788		21,135,407

NET ASSETS	$421,012,937	$214,397,390		$125,361,761

NET ASSETS CONSIST OF:
Capital stock	401,857,614	206,869,804		132,738,191
Total distributable earnings (loss)	19,155,323	7,527,586		(7,376,430)

Total Net Assets	$421,012,937	$214,397,390		$125,361,761

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	174,688	61,949		—
Net assets	1,895,947	660,102		—
Net asset value, offering and redemption price per share	$10.853	$10.656		$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	38,963,227	20,110,106		12,523,421
Net assets	419,116,990	213,737,288		125,361,761
Net asset value, offering and redemption price per share	$10.757	$10.628	[2]	$10.010

[1]Includes loaned securities with a value of:	$8,705,021	$20,772,251		$20,092,595

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2020 (Unaudited)

	Flexible Income Allocation Fund		Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $252,798,055 and $162,267,012, respectively)[1]	$255,979,700		$162,278,054
Restricted Cash	—		490,000
Income receivable	181,573		55,678
Receivable for fund shares sold	905,158		278,783
Receivable for unsettled open futures contracts	—		491,465
Appreciation on forward currency contracts	—		240,510
Other assets	39,940		19,509

Total Assets	257,106,371		170,379,951

LIABILITIES:
Depreciation on forward currency contracts	—		706,014
Payable for collateral on securities loaned	28,054,156		—
Payable for investment securities purchased	815,067		—
Payable for fund shares redeemed	246,401		144,659
Payable for unsettled open futures contracts	—		244,160
Payable to investment advisor	61,923		182,801
Payable to custodian	2,514		5,312
Variation margin on futures	—		292,354
Accrued Trustee fees and expenses	2,544		5,822
Accrued distribution and shareholder servicing fees	125,047		131,539
Other accrued expenses	46,432		143,250

Total Liabilities	29,354,084		1,855,911

NET ASSETS	$227,752,287		$168,524,040

NET ASSETS CONSIST OF:
Capital stock	227,906,204		163,161,076
Total distributable earnings (loss)	(153,917)		5,362,964

Total Net Assets	$227,752,287		$168,524,040

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	692		94,429
Net assets	7,131		822,367
Net asset value, offering and redemption price per share	$10.312	[3]	$8.709[3]

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	22,259,397		19,675,421
Net assets	227,745,156		167,701,673
Net asset value, offering and redemption price per share	$10.231		$8.523

[1]Includes loaned securities with a value of:	$27,480,328		$—

[2]Consolidated Statement of Assets & Liabilities (see note 3b).
[3]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2020 (Unaudited)

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $9,891,375, $38,752,324, and $58,119,716 respectively)[1]	$9,936,556	$39,247,115	$62,896,519
Income receivable	2,938	28	58,743
Receivable for dividend reclaims	—	—	438
Receivable for fund shares sold	81,281	161,684	275,064
Deposits for futures	—	—	652,590
Other assets	11,943	11,158	16,708

Total Assets	10,032,718	39,419,985	63,900,062

LIABILITIES:
Written options, at value (premiums received $0, $0, and $407,339)	—	—	312,803
Payable for collateral on securities loaned	—	4,681,200	384,784
Payable for investment securities purchased	—	—	175,570
Payable for fund shares redeemed	2,006	—	—
Payable to Investment Advisor	931	15,923	28,772
Payable to custodian	737	952	8,487
Payable to broker for options	—	—	1,319
Variation margin on futures	—	—	41,175
Accrued Trustee fees and expenses	170	469	791
Other accrued expenses	14,244	19,303	28,379

Total Liabilities	18,088	4,717,847	982,080

NET ASSETS	$10,014,630	$34,702,138	$62,917,982

NET ASSETS CONSIST OF:
Capital stock	10,066,228	35,092,668	60,197,192
Total distributable earnings (loss)	(51,598)	(390,530)	2,720,790

Total Net Assets	$10,014,630	$34,702,138	$62,917,982

Shares outstanding (unlimited shares of no par value authorized)	1,009,063	3,461,976	6,181,051
Net assets	10,014,630	34,702,138	62,917,982
Net asset value, offering and redemption price per share	$9.925	$10.024	$10.179

[1]Includes loaned securities with a value of:	$—	$4,572,912	$377,115

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS

For the Period Ended September 30, 2020 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $635, $148,601, and $454, respectively)	$3,371,333	$1,043,771	$404,405
Interest income	1,817	344	343

Total investment income	3,373,150	1,044,115	404,748

EXPENSES:
Investment advisory fees	1,012,106	240,639	188,456
Distribution (12b-1) fees – Service Shares	561,128	101,954	82,656
Administrative service fees – Service Shares	554,025	100,431	81,954
Shareholder servicing fees – Service Shares	203,560	32,625	28,941
Legal fees	42,585	18,649	6,798
Fund accounting fees	41,148	48,296	35,194
Administration fees	38,833	16,380	15,120
Reports to shareholders	30,394	6,465	5,703
Trustee fees and expenses	25,739	4,819	3,935
Federal and state registration fees	20,305	17,898	17,438
Audit and tax fees	11,037	12,531	11,555
Custody fees	8,845	38,470	3,124
Compliance fees	8,177	1,526	1,282
Transfer agent fees and expenses	7,893	3,047	2,804
Insurance fees	3,781	610	703
Miscellaneous expenses	1,555	1,281	1,281
Interest expenses	945	285	174

Total expenses	2,572,056	645,906	487,118

Net expense recapture (reimbursement) by Advisor (See Note 4)	—	36,559	—
Less securities lending credit (See Note 7)	(89,684)	(9,235)	(70,621)

Net expenses	2,482,372	673,230	416,497

Net investment income (loss)	890,778	370,885	(11,749)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(4,994,230)	(199,023)	2,163,183
Foreign currencies	—	(48,329)	—

Total	(4,994,230)	(247,352)	2,163,183

Net change in unrealized appreciation on:
Investments	124,079,650	19,711,884	17,240,486
Foreign currencies	—	13,336	—

Total	124,079,650	19,725,220	17,240,486

Net realized and unrealized gain	119,085,420	19,477,868	19,403,669

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,976,198	$19,848,753	$19,391,920

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2020 (Unaudited)

	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $178,632, $0, and $0, respectively)	$1,624,289	$—	$—
Interest income	339	1,857,359	430,000

Total investment income	1,624,628	1,857,359	430,000

EXPENSES:
Investment advisory fees	304,781	290,043	56,942
Distribution (12b-1) fees – Service Shares	152,224	181,277	28,471
Administrative service fees – Service Shares	150,613	177,774	25,761
Shareholder servicing fees – Service Shares	53,549	63,118	8,541
Legal fees	20,821	15,976	2,073
Fund accounting fees	54,992	11,131	10,273
Administration fees	22,751	13,725	2,378
Reports to shareholders	12,955	109,540	1,586
Trustee fees and expenses	7,713	8,845	1,525
Federal and state registration fees	17,773	17,835	17,530
Audit and tax fees	13,872	16,449	12,805
Custody fees	28,611	12,866	793
Compliance fees	2,440	3,872	488
Transfer agent fees and expenses	3,749	3,020	2,438
Insurance fees	1,771	915	121
Miscellaneous expenses	1,341	1,311	1,189
Interest expenses	1,252	—	—

Total expenses	851,208	927,697	172,914

Net expense recapture (reimbursement) by Advisor (See Note 4)	(3,808)	(59,135)	(26,004)
Less securities lending credit (See Note 7)	(8,647)	(5,686)	—

Net expenses	838,753	862,876	146,910

Net investment income	785,875	994,483	283,090

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(2,906,831)	3,651,581	(4,582)
Foreign currencies	63,039	—	—
Swaps	—	(1,852,011)	—
Futures contracts	—	(40,497)	—
Written options	—	416,218	—

Total	(2,843,792)	2,175,291	(4,582)

Net change in unrealized appreciation on:
Investments	26,410,462	2,530,533	818,768
Foreign currencies	35,343	—	—
Swaps	—	1,433,463	—
Futures contracts	—	43,882	—
Written options	—	2,866	—

Total	26,445,805	4,010,744	818,768

Net realized and unrealized gain	23,602,013	6,186,035	814,186

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,387,888	$7,180,518	$1,097,276

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2020 (Unaudited)

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund
INVESTMENT INCOME:
Dividend income	$—	$5,177,198	$4,575,017
Interest income (net of withholding tax of $28,264, $0, and $0, respectively)	795,474	5,353	2,310

Total investment income	795,474	5,182,551	4,577,327

EXPENSES:
Investment advisory fees	138,159	994,916	429,224
Distribution (12b-1) fees – Service Shares	49,020	989,273	426,968
Administrative service fees – Service Shares	48,675	988,937	426,798
Shareholder servicing fees – Service Shares	15,394	389,900	167,372
Legal fees	8,207	84,468	33,806
Fund accounting fees	20,640	54,119	25,486
Administration fees	4,268	66,005	29,765
Reports to shareholders	2,774	45,795	21,643
Trustee fees and expenses	2,195	49,395	21,067
Federal and state registration fees	11,403	24,147	18,810
Audit and tax fees	13,539	7,773	7,683
Custody fees	16,609	28,835	20,522
Compliance fees	519	12,292	5,276
Transfer agent fees and expenses	2,103	12,983	6,614
Insurance fees	365	10,194	4,488
Miscellaneous expenses	915	2,012	1,555
Interest expenses	26	8,110	1,681

Total expenses	334,811	3,769,154	1,648,758

Net expense reimbursement by Advisor (See Note 4)	(29,636)	—	(298,577)
Less securities lending credit (See Note 7)	—	(160,386)	(152,086)

Net expenses	305,175	3,608,768	1,198,095

Net investment income	490,299	1,573,783	3,379,232

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(357,688)	14,641,822	1,556,527
Foreign currencies	(135,363)	—	—
Forward currency exchange contracts	96,955	—	—

Total	(396,096)	14,641,822	1,556,527

Net change in unrealized appreciation (depreciation) on:
Investments	1,530,401	190,322,788	34,906,886
Foreign currencies	84,965	—	—
Forward currency contracts	(1,036,655)	—	—

Total	578,711	190,322,788	34,906,886

Net realized and unrealized gain	182,615	204,964,610	36,463,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$672,914	$206,538,393	$39,842,645

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2020 (Unaudited)

	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
INVESTMENT INCOME:
Dividend income	$1,789,808	$3,479,556	$2,064,955
Dividends from affiliate investments	—	363,899	124,295
Interest income	57,659	2,088	782

Total investment income	1,847,467	3,845,543	2,190,032

EXPENSES:
Investment advisory fees	685,906	506,590	201,886
Distribution (12b-1) fees – Service Shares	487,655	360,769	144,204
Administrative service fees – Service Shares	487,460	360,700	144,204
Shareholder servicing fees – Service Shares	188,321	141,421	55,951
Legal fees	49,230	31,372	13,204
Fund accounting fees	28,470	26,122	7,686
Administration fees	37,495	27,571	10,431
Reports to shareholders	31,094	30,370	6,466
Trustee fees and expenses	23,754	21,808	7,168
Federal and state registration fees	22,256	17,909	17,200
Audit and tax fees	7,683	7,683	7,503
Custody fees	23,774	24,794	13,516
Compliance fees	6,040	5,553	1,770
Transfer agent fees and expenses	7,283	6,709	2,714
Insurance fees	4,544	3,631	1,556
Miscellaneous expenses	1,555	1,555	1,189
Interest expenses	—	17,876	815

Total expenses	2,092,520	1,592,433	637,463

Net expense reimbursement by Advisor (See Note 4)	—	(375,412)	—
Less securities lending credit (See Note 7)	(55,811)	(43,821)	(64,068)

Net expenses	2,036,709	1,173,200	573,395

Net investment income	(189,242)	2,672,343	1,616,637

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	7,179,350	2,277,540	(60,696)
Investments in affiliates	—	755,457	(48,355)

Total	7,179,350	3,032,997	(109,051)

Net change in unrealized appreciation on:
Investments	20,006,969	13,944,350	10,992,182
Investments in affiliates	—	1,867,291	583,014

Total	20,006,969	15,811,641	11,575,196

Net realized and unrealized gain	27,186,319	18,844,638	11,466,145

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,997,077	$21,516,981	$13,082,782

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2020 (Unaudited)

	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$2,759,653	$—
Interest income	1,882	664,891

Total investment income	2,761,535	664,891

EXPENSES:
Investment advisory fees	202,144	1,545,503
Distribution (12b-1) fees – Service Shares	202,123	365,958
Administrative service fees – Service Shares	202,123	365,880
Shareholder servicing fees – Service Shares	79,232	142,684
Legal fees	9,942	30,580
Fund accounting fees	10,967	32,229
Administration fees	9,716	23,521
Reports to shareholders	11,839	34,244
Trustee fees and expenses	7,616	18,086
Federal and state registration fees	22,109	50,508
Audit and tax fees	7,503	16,128
Custody fees	7,042	10,095
Compliance fees	2,011	5,004
Transfer agent fees and expenses	3,595	6,127
Insurance fees	1,005	2,529
Miscellaneous expenses	1,250	1,372
Interest expenses	9,419	—

Total expenses	789,636	2,650,448

Net expense recapture (reimbursement) by Advisor (See Note 4)	(83,250)	14,649
Less securities lending credit (See Note 7)	(90,587)	—

Net expenses	615,799	2,665,097

Net investment income	2,145,736	(2,000,206)

NET REALIZED AND UNREALIZED (GAIN) LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	8,317,931	1,631
Foreign currency translation	—	(37,271)
Forward currency contracts	—	1,012,775
Futures contracts	—	11,613,920

Total	8,317,931	12,591,055

Net change in unrealized appreciation (depreciation) on:
Investments	2,963,032	54,331
Foreign currencies	—	12,152
Forward currency contracts	—	(2,038,199)
Futures contracts	—	(8,406,385)

Total	2,963,032	(10,378,101)

Net realized and unrealized gain	11,280,963	2,212,954

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,426,699	$212,748

[1]Consolidated Statement of Operations for the period (see note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2020 (Unaudited)

	Conservative Income Fund	Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Dividend income	$37,039	$359,042	$521,563
Interest income	6,337	276	32,339

Total investment income	43,376	359,318	553,902

EXPENSES:
Investment advisory fees	16,610	67,202	115,138
Administrative service fees – Service Shares	11,865	37,335	63,966
Legal fees	183	884	976
Fund accounting fees	823	1,890	4,572
Administration fees	733	2,318	4,178
Reports to shareholders	854	1,769	3,415
Trustee fees and expenses	549	1,860	2,775
Federal and state registration fees	11,300	11,096	15,191
Audit and tax fees	7,683	7,683	10,488
Custody fees	183	1,404	12,465
Compliance fees	152	366	549
Transfer agent fees and expenses	2,012	2,134	2,195
Insurance fees	122	275	213
Miscellaneous expenses	854	915	915
Interest expenses	—	2,331	2,081

Total expenses	53,923	139,462	239,117

Net expense reimbursement by Advisor (See Note 4)	(20,330)	(15,679)	(31,686)
Less securities lending credit (See Note 7)	(3,220)	(3,475)	(3,219)

Net expenses	30,373	120,308	204,212

Net investment income	13,003	239,010	349,690

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	4,310	1,012,801	(444,034)
Written Options	—	—	1,741,345
Futures Contracts	—	—	(1,318,357)

Total	4,310	1,012,801	(21,046)

Net change in unrealized appreciation (depreciation) on:
Investments	20,609	(584,211)	7,279,176
Written Options	—	—	64,247
Futures Contracts	—	—	14,973

Total	20,609	(584,211)	7,358,396

Net realized and unrealized gain	24,919	428,590	7,337,350

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,922	$667,600	$7,687,040

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$890,778	$2,330,571	$370,885	$1,084,599
Net realized loss on investment transactions	(4,994,230)	(8,017,009)	(247,352)	(619,470)
Net change in unrealized appreciation (depreciation) on investments	124,079,650	(46,491,017)	19,725,220	(14,995,269)

Net increase (decrease) in net assets resulting from operations	119,976,198	(52,177,455)	19,848,753	(14,530,140)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	603,101	513,901	—	—
Shares issued to holders in reinvestment of dividends	—	14,706	—	238
Shares redeemed	(160,641)	(450,346)	—	—

Net increase	442,460	78,261	—	238

Service Shares
Shares sold	138,811,211	206,658,674	14,689,467	16,935,060
Shares issued to holders in reinvestment of dividends	—	4,566,189	—	1,489,138
Shares redeemed	(81,233,644)	(160,145,611)	(12,952,454)	(23,876,328)

Net increase (decrease)	57,577,567	51,079,252	1,737,013	(5,452,130)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(14,706)	—	(238)
Net dividends and distributions – Service Shares	—	(4,570,769)	—	(1,489,316)

Total dividends and distributions	—	(4,585,475)	—	(1,489,554)

INCREASE (DECREASE) IN NET ASSETS	177,996,225	(5,605,417)	21,585,766	(21,471,586)
NET ASSETS:
Beginning of year	327,432,768	333,038,185	64,161,948	85,633,534

End of year	$505,428,993	$327,432,768	$85,747,714	$64,161,948

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	29,374	27,051	—	—
Shares issued to holders in reinvestment of dividends	—	706	—	18
Shares redeemed	(7,713)	(27,255)	—	—

Net increase	21,661	502	—	18

Service Shares
Shares sold	6,914,591	11,192,862	1,251,452	1,387,936
Shares issued to holders in reinvestment of dividends	—	222,134	—	106,238
Shares redeemed	(4,088,054)	(9,185,190)	(1,030,344)	(1,842,829)

Net increase (decrease)	2,826,537	2,229,806	221,108	(348,655)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(11,749)	$(33,242)	$785,875	$2,819,154
Net realized gain (loss) on investment transactions	2,163,183	456,752	(2,843,792)	(3,404,293)
Net change in unrealized appreciation (depreciation) on investments	17,240,486	(15,970,798)	26,445,805	(22,860,422)

Net increase (decrease) in net assets resulting from operations	19,391,920	(15,547,288)	24,387,888	(23,445,561)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	81,616	42,416
Shares issued to holders in reinvestment of dividends	—	—	—	2,574
Shares redeemed	—	—	(19,228)	(470,575)

Net increase (decrease)	—	—	62,388	(425,585)

Service Shares
Shares sold	9,651,654	24,717,091	22,131,654	44,121,495
Shares issued to holders in reinvestment of dividends	—	986,422	—	2,534,791
Shares redeemed	(10,917,073)	(20,170,137)	(31,211,685)	(126,573,250)

Net increase (decrease)	(1,265,419)	5,533,376	(9,080,031)	(79,916,964)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	—	(2,574)
Net dividends and distributions – Service Shares	—	(986,422)	—	(2,539,718)

Total dividends and distributions	—	(986,422)	—	(2,542,292)

INCREASE (DECREASE) IN NET ASSETS	18,126,501	(11,000,334)	15,370,245	(106,330,402)
NET ASSETS:
Beginning of year	52,904,611	63,904,945	110,639,397	216,969,799

End of year	$71,031,112	$52,904,611	$126,009,642	$110,639,397

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	9,099	4,693
Shares issued to holders in reinvestment of dividends	—	—	—	263
Shares redeemed	—	—	(2,175)	(53,285)

Net increase (decrease)	—	—	6,924	(48,329)

Service Shares
Shares sold	726,010	1,868,502	2,586,271	5,127,561
Shares issued to holders in reinvestment of dividends	—	64,012	—	267,439
Shares redeemed	(811,879)	(1,460,604)	(3,789,468)	(14,696,494)

Net increase (decrease)	(85,869)	471,910	(1,203,197)	(9,301,494)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$994,483	$2,439,710	$283,090	$641,326
Net realized gain (loss) on investment transactions	2,175,291	2,684,610	(4,582)	146,062
Net change in unrealized appreciation (depreciation) on investments	4,010,744	4,413,771	818,768	(475,939)

Net increase in net assets resulting from operations	7,180,518	9,538,091	1,097,276	311,449

CAPITAL SHARE TRANSACTIONS:
Service Shares
Shares sold	28,716,075	48,416,876	2,158,189	4,543,444
Shares issued to holders in reinvestment of dividends	1,022,697	1,893,151	303,035	690,936
Shares redeemed	(17,984,246)	(55,360,113)	(3,015,019)	(7,702,675)

Net increase (decrease)	11,754,526	(5,050,086)	(553,795)	(2,468,295)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Service Shares	(1,022,706)	(1,893,282)	(303,069)	(690,999)

Total dividends and distributions	(1,022,706)	(1,893,282)	(303,069)	(690,999)

INCREASE (DECREASE) IN NET ASSETS	17,912,338	2,594,723	240,412	(2,847,845)
NET ASSETS:
Beginning of year	135,386,961	132,792,238	22,462,605	25,310,450

End of year	$153,299,299	$135,386,961	$22,703,017	$22,462,605

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	2,811,604	5,049,690	193,296	398,701
Shares issued to holders in reinvestment of dividends	100,118	197,922	26,746	62,474
Shares redeemed	(1,769,971)	(5,756,218)	(268,611)	(680,541)

Net increase (decrease)	1,141,751	(508,606)	(48,569)	(219,366)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund		Growth Allocation Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$490,299	$1,974,742	$1,573,783	$9,295,484
Net realized gain (loss) on investment transactions	(396,096)	(3,864,424)	14,641,822	2,955,907
Net change in unrealized appreciation (depreciation) on investments	578,711	130,344	190,322,788	(106,645,627)

Net increase (decrease) in net assets resulting from operations	672,914	(1,759,338)	206,538,393	(94,394,236)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	110,329	185,093	842,149	1,182,389
Shares issued to holders in reinvestment of dividends	19,632	19,564	—	92,823
Shares redeemed	(569,653)	(97,605)	(1,445,937)	(1,738,209)

Net increase (decrease)	(439,692)	107,052	(603,788)	(462,997)

Service Shares
Shares sold	9,582,175	18,324,155	186,967,252	359,009,853
Shares issued to holders in reinvestment of dividends	1,224,578	2,221,909	—	10,362,363
Shares redeemed	(10,740,359)	(27,130,492)	(240,100,694)	(313,472,188)

Net increase (decrease)	66,394	(6,584,428)	(53,133,442)	55,900,028

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(19,632)	(19,564)	—	(92,823)
Net dividends and distributions – Service Shares	(1,224,578)	(2,221,909)	—	(10,362,363)

Total dividends and distributions	(1,244,210)	(2,241,473)	—	(10,455,186)

INCREASE (DECREASE) IN NET ASSETS	(944,594)	(10,478,187)	152,801,163	(49,412,391)
NET ASSETS:
Beginning of year	40,756,701	51,234,888	744,352,608	793,764,999

End of year	$39,812,107	$40,756,701	$897,153,771	$744,352,608

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	14,007	22,959	63,894	103,712
Shares issued to holders in reinvestment of dividends	2,566	2,380	—	7,252
Shares redeemed	(74,609)	(11,690)	(122,096)	(148,558)

Net increase (decrease)	(58,036)	13,649	(58,202)	(37,594)

Service Shares
Shares sold	1,242,230	2,199,049	14,745,061	31,144,526
Shares issued to holders in reinvestment of dividends	159,971	270,885	—	814,523
Shares redeemed	(1,394,560)	(3,288,647)	(20,586,236)	(27,109,951)

Net increase (decrease)	7,641	(818,713)	(5,841,175)	4,849,098

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$3,379,232	$8,221,295	$(189,242)	$2,004,239
Net realized gain on investment transactions	1,556,527	3,611,842	7,179,350	27,802,208
Net change in unrealized appreciation (depreciation) on investments	34,906,886	(24,189,025)	20,006,969	(47,253,237)

Net increase (decrease) in net assets resulting from operations	39,842,645	(12,355,888)	26,997,077	(17,446,790)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	499,184	413,237	406,301	479,802
Shares issued to holders in reinvestment of dividends	—	58,660	—	87,971
Shares redeemed	(385,443)	(933,549)	(198,735)	(357,458)

Net increase (decrease)	113,741	(461,652)	207,566	210,315

Service Shares
Shares sold	120,740,118	156,817,005	117,267,225	107,782,906
Shares issued to holders in reinvestment of dividends	—	8,068,043	—	16,363,574
Shares redeemed	(69,317,120)	(166,691,144)	(48,211,488)	(109,051,599)

Net increase (decrease)	51,422,998	(1,806,096)	69,055,737	15,094,881

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(58,660)	—	(87,971)
Net dividends and distributions – Service Shares	—	(8,068,043)	—	(16,363,574)

Total dividends and distributions	—	(8,126,703)	—	(16,451,545)

INCREASE (DECREASE) IN NET ASSETS	91,379,384	(22,750,339)	96,260,380	(18,593,139)
NET ASSETS:
Beginning of year	316,649,033	339,399,372	324,752,557	343,345,696

End of year	$408,028,417	$316,649,033	$421,012,937	$324,752,557

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	47,902	40,748	38,136	42,127
Shares issued to holders in reinvestment of dividends	—	5,696	—	7,518
Shares redeemed	(38,442)	(94,702)	(18,453)	(32,029)

Net increase (decrease)	9,460	(48,258)	19,683	17,616

Service Shares
Shares sold	11,763,144	15,754,381	11,081,559	9,631,859
Shares issued to holders in reinvestment of dividends	—	787,818	—	1,404,719
Shares redeemed	(7,057,946)	(17,129,739)	(4,568,033)	(9,893,741)

Net increase (decrease)	4,705,198	(587,540)	6,513,526	1,142,837

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,672,343	$7,980,276	$1,616,637	$4,341,121
Net realized gain (loss) on investment transactions	3,032,997	(178,118)	(109,051)	(10,848,275)
Net change in unrealized appreciation (depreciation) on investments	15,811,641	(7,912,877)	11,575,196	(9,697,818)

Net increase (decrease) in net assets resulting from operations	21,516,981	(110,719)	13,082,782	(16,204,972)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	125,832	598,666	—	—
Shares issued to holders in reinvestment of dividends	—	22,693	—	—
Shares redeemed	(665,724)	(148,461)	—	—

Net increase (decrease)	(539,892)	472,898	—	—

Service Shares
Shares sold	57,940,074	222,565,439	28,885,293	51,742,493
Shares issued to holders in reinvestment of dividends	—	8,291,027	2,107,831	3,921,757
Shares redeemed	(256,830,661)	(144,128,580)	(28,651,067)	(55,752,860)

Net increase (decrease)	(198,890,587)	86,727,886	2,342,057	(88,610)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(22,693)	—	—
Net dividends and distributions – Service Shares	—	(8,291,027)	(2,107,831)	(3,921,757)

Total dividends and distributions	—	(8,313,720)	(2,107,831)	(3,921,757)

INCREASE (DECREASE) IN NET ASSETS	(177,913,498)	78,776,345	13,317,008	(20,215,339)
NET ASSETS:
Beginning of year	392,310,888	313,534,543	112,044,753	132,260,092

End of year	$214,397,390	$392,310,888	$125,361,761	$112,044,753

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	12,098	60,832	—	—
Shares issued to holders in reinvestment of dividends	—	2,165	—	—
Shares redeemed	(63,451)	(13,904)	—	—

Net increase (decrease)	(51,353)	49,093	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	5,568,578	21,905,893	2,864,283	4,878,457
Shares issued to holders in reinvestment of dividends	—	789,546	212,495	363,964
Shares redeemed	(24,537,879)	(13,692,059)	(2,925,744)	(5,275,946)

Net increase (decrease)	(18,969,301)	9,003,380	151,034	(33,525)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,145,736	$2,881,327	$(2,000,206)	$248,028
Net realized gain (loss) on investment transactions	8,317,931	(1,482,272)	12,591,055	15,984,318
Net change in unrealized appreciation (depreciation) on investments	2,963,032	(921,236)	(10,378,101)	2,830,019

Net increase in net assets resulting from operations	13,426,699	477,819	212,748	19,062,365

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,169	15,036	839,623	1,103,093
Shares issued to holders in reinvestment of dividends	97	1,248	—	47,540
Shares redeemed	(31,828)	(7,977)	(1,247,036)	(962,837)

Net increase (decrease)	(30,562)	8,307	(407,413)	187,796

Service Shares
Shares sold	175,017,911	73,398,512	162,938,221	226,293,387
Shares issued to holders in reinvestment of dividends	2,171,004	2,892,886	—	7,130,028
Shares redeemed	(59,212,197)	(35,100,214)	(217,308,344)	(179,766,240)

Net increase	117,976,718	41,191,184	(54,370,123)	53,657,175

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(97)	(1,248)	—	(47,540)
Net dividends and distributions – Service Shares	(2,171,004)	(2,892,886)	—	(7,130,028)

Total dividends and distributions	(2,171,101)	(2,894,134)	—	(7,177,568)

INCREASE IN NET ASSETS	129,201,754	38,783,176	(54,564,788)	65,729,768
NET ASSETS:
Beginning of year	98,550,533	59,767,357	223,088,828	157,359,060

End of year	$227,752,287	$98,550,533	$168,524,040	$223,088,828

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	120	1,554	97,337	124,742
Shares issued to holders in reinvestment of dividends	9	133	—	5,744
Shares redeemed	(3,083)	(830)	(141,408)	(111,224)

Net increase (decrease)	(2,954)	857	(44,071)	19,262

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	17,291,827	7,620,555	19,235,211	26,297,941
Shares issued to holders in reinvestment of dividends	214,589	309,366	—	876,571
Shares redeemed	(5,835,817)	(3,718,790)	(25,215,144)	(21,281,209)

Net increase	11,670,599	4,211,131	(5,979,933)	5,893,303

[1] Consolidated Statements of Changes in Net Assets (see note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Income Fund		Income Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$13,003	$81,195	$239,010	$578,434
Net realized gain (loss) on investment transactions	4,310	(99,937)	1,012,801	(1,891,187)
Net change in unrealized appreciation (depreciation) on investments	20,609	23,476	(584,211)	1,035,114

Net increase (decrease) in net assets resulting from operations	37,922	4,734	667,600	(277,639)

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,574,670	9,021,060	11,045,302	31,868,029
Shares issued to holders in reinvestment of dividends	14,094	81,578	244,222	589,863
Shares redeemed	(3,322,780)	(3,274,503)	(9,505,638)	(2,715,144)

Net increase	3,265,984	5,828,135	1,783,886	29,742,748

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(14,094)	(81,578)	(244,222)	(589,863)

Total dividends and distributions	(14,094)	(81,578)	(244,222)	(589,863)

INCREASE IN NET ASSETS	3,289,812	5,751,291	2,207,264	28,875,246
NET ASSETS:
Beginning of year	6,724,818	973,527	32,494,874	3,619,628

End of year	$10,014,630	$6,724,818	$34,702,138	$32,494,874

CHANGES IN SHARES OUTSTANDING
Shares sold	663,605	900,671	1,103,849	3,142,291
Shares issued to holders in reinvestment of dividends	1,423	8,153	24,380	58,174
Shares redeemed	(335,312)	(326,952)	(962,945)	(269,703)

Net increase	329,716	581,872	165,284	2,930,762

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Growth & Income Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020
	(Unaudited)
OPERATIONS:
Net investment income	$349,690	$454,681
Net realized loss on investment transactions	(21,046)	(2,211,753)
Net change in unrealized appreciation (depreciation) on investments	7,358,396	(2,484,867)

Net increase (decrease) in net assets resulting from operations	7,687,040	(4,241,939)

CAPITAL SHARE TRANSACTIONS:
Shares sold	24,808,170	36,359,310
Shares issued to holders in reinvestment of dividends	351,727	394,397
Shares redeemed	(3,504,887)	(2,708,772)

Net increase	21,655,010	34,044,935

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(351,727)	(394,397)

Total dividends and distributions	(351,727)	(394,397)

INCREASE IN NET ASSETS	28,990,323	29,408,599
NET ASSETS:
Beginning of year	33,927,659	4,519,060

End of year	$62,917,982	$33,927,659

CHANGES IN SHARES OUTSTANDING
Shares sold	2,618,862	3,673,636
Shares issued to holders in reinvestment of dividends	35,671	39,418
Shares redeemed	(365,531)	(283,441)

Net increase	2,289,002	3,429,613

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$16.348	$18.650	$17.755	$16.140	$14.85	$15.29
Income from investment operations:
Net investment income[1]	0.101	0.234	0.175	0.157	0.20	0.13
Net realized and unrealized gains (losses) on investments	5.750	(2.234)	1.194	2.280	1.62	(0.06)[2]

Total from investment operations	5.851	(2.000)	1.369	2.437	1.82	0.07

Less distributions:
Dividends from net investment income	—	(0.116)	(0.191)	(0.163)	(0.19)	(0.11)
Dividends from net realized gains	—	(0.186)	(0.283)	(0.659)	(0.34)	(0.40)

Total distributions	—	(0.302)	(0.474)	(0.822)	(0.53)	(0.51)

Net asset value, end of period	$22.199	$16.348	$18.650	$17.755	$16.14	$14.85

Total return	35.79%[5]	(11.07)%	8.09%	15.10%	12.46%	0.47%
Supplemental data and ratios:
Net assets, end of period	$1,132,396	$479,829	$538,016	$821,049	$42,855,994	$31,353,268
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.55%[4]	0.59%	0.63%	0.65%	0.66%	0.80%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.52%[4]	0.56%	0.60%	0.60%	0.59%	0.76%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.55%[4]	0.59%	0.63%	0.65%	0.66%	0.80%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.52%[4]	0.56%	0.60%	0.60%	0.59%	0.76%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.95%[4]	1.16%	0.91%	0.91%	1.23%	0.79%
After expense reimbursement (recapture) and securities lending credit	0.98%[4]	1.19%	0.94%	0.96%	1.30%	0.83%
Portfolio turnover rate	19.43%[5]	28.54%	45.31%	55.07%	90.46%	115.67%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Annualized.
[5]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$16.106	$18.401	$17.503	$15.930	$14.68	$15.14
Income from investment operations:
Net investment income[1]	0.040	0.114	0.073	0.074	0.11	0.07
Net realized and unrealized gains (losses) on investments	5.661	(2.202)	1.184	2.241	1.59	(0.08)[2]

Total from investment operations	5.701	(2.088)	1.257	2.315	1.70	(0.01)

Less distributions:
Dividends from net investment income	—	(0.021)	(0.076)	(0.083)	(0.11)	(0.05)
Dividends from net realized gains	—	(0.186)	(0.283)	(0.659)	(0.34)	(0.40)

Total distributions	—	(0.207)	(0.359)	(0.742)	(0.45)	(0.45)

Net asset value, end of period	$21.807	$16.106	$18.401	$17.503	$15.93	$14.68

Total return	35.40%[5]	(11.59)%	7.47%	14.53%	11.74%	(0.08)%
Supplemental data and ratios:
Net assets, end of period	$504,296,597	$326,952,939	$332,500,169	$306,450,000	$159,857,853	$218,788,468
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.14%[4]	1.18%	1.22%	1.21%	1.23%	1.33%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.10%[4]	1.14%	1.19%	1.17%	1.16%	1.27%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.14%[4]	1.18%	1.22%	1.21%	1.23%	1.33%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.10%[4]	1.14%	1.19%	1.17%	1.16%	1.27%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.35%[4]	0.55%	0.37%	0.40%	0.65%	0.41%
After expense reimbursement (recapture) and securities lending credit	0.39%[4]	0.59%	0.40%	0.44%	0.72%	0.47%
Portfolio turnover rate	19.43%[5]	28.54%	45.31%	55.07%	90.46%	115.67%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Annualized.
[5]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.191	$12.851	$16.577	$13.460	$11.37	$12.46
Income from investment operations:
Net investment income[1]	0.089	0.244	0.190	0.254	0.14	0.16
Net realized and unrealized gains (losses) on investments	2.902	(2.598)	(1.983)	3.049	2.05	(1.03)

Total from investment operations	2.991	(2.354)	(1.793)	3.303	2.19	(0.87)

Less distributions:
Dividends from net investment income	—	(0.306)	(1.263)	(0.186)	(0.10)	(0.22)
Dividends from net realized gains	—	—	(0.670)	—	—	—

Total distributions	—	(0.306)	(1.933)	(0.186)	(0.10)	(0.22)

Net asset value, end of period	$13.182	$10.191	$12.851	$16.577	$13.46	$11.37

Total return	29.35%[5]	(18.91)%	(9.53)%	24.52%[3]	19.61%	(6.98)%
Supplemental data and ratios:
Net assets, end of period	$10,474	$8,097	$9,985	$11,036	$11,925,354	$6,081,265
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.99%[4]	1.19%	1.09%	1.01%[4]	1.06%	0.88%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.05%[4]	1.05%	1.06%	1.00%[4]	1.05%	0.84%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.99%[4]	1.19%	1.08%	1.01%[4]	1.06%	0.88%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.05%[4]	1.05%	1.05%	1.00%[4]	1.05%	0.84%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.52%[4]	1.78%	1.30%	2.13%[4]	1.10%	1.25%
After expense reimbursement (recapture) and securities lending credit	1.46%[4]	1.92%	1.33%	2.14%[4]	1.11%	1.29%
Portfolio turnover rate	31.39%[5]	42.60%	47.18%	30.97%	60.19%	152.82%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]

During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

[4]	Annualized.
[5]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.516	$13.278	$17.063	$13.600	$11.49	$12.57
Income from investment operations:
Net investment income[1]	0.057	0.175	0.109	0.096	0.09	0.06
Net realized and unrealized gains (losses) on investments	2.989	(2.690)	(2.028)	3.485	2.06	(0.99)

Total from investment operations	3.046	(2.515)	(1.919)	3.581	2.15	(0.93)

Less distributions:
Dividends from net investment income	—	(0.247)	(1.196)	(0.118)	(0.04)	(0.15)
Dividends from net realized gains	—	—	(0.670)	—	—	—

Total distributions	—	(0.247)	(1.866)	(0.118)	(0.04)	(0.15)

Net asset value, end of period	$13.562	$10.516	$13.278	$17.063	$13.60	$11.49

Total return	28.97%[3]	(19.40)%	(10.05)%	26.37%	18.78%	(7.38)%
Supplemental data and ratios:
Net assets, end of period	$85,737,240	$64,153,851	$85,623,549	$109,589,630	$106,077,974	$118,224,652
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.58%[4]	1.79%	1.69%	1.58%	1.64%	1.52%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.65%[4]	1.65%	1.66%	1.57%	1.63%	1.48%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.58%[4]	1.79%	1.68%	1.58%	1.64%	1.52%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.65%[4]	1.65%	1.65%	1.57%	1.63%	1.48%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.98%[4]	1.20%	0.72%	0.61%	0.73%	0.44%
After expense reimbursement (recapture) and securities lending credit	0.91%[4]	1.34%	0.75%	0.62%	0.74%	0.48%
Portfolio turnover rate	31.39%[3]	42.60%	47.18%	30.97%	60.19%	152.82%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.765	$14.385	$14.908	$17.860	$14.96	$17.31
Income from investment operations:
Net investment income (loss)[1]	(0.002)	(0.007)	(0.022)	(0.022)	0.04	(0.03)
Net realized and unrealized gains (losses) on investments	3.948	(3.393)	0.348	2.259	2.91	(1.90)

Total from investment operations	3.946	(3.400)	0.326	2.237	2.95	(1.93)

Less distributions:
Dividends from net investment income	—	(0.016)	—	(0.050)	(0.05)	—
Dividends from net realized gains	—	(0.204)	(0.849)	(5.139)	—	(0.42)

Total distributions	—	(0.220)	(0.849)	(5.189)	(0.05)	(0.42)

Net asset value, end of period	$14.711	$10.765	$14.385	$14.908	$17.86	$14.96

Total return	36.66%[3]	(24.10)%	2.99%	12.45%	19.71%	(11.15)%
Supplemental data and ratios:
Net assets, end of period	$71,031,112	$52,904,611	$63,904,945	$54,471,360	$50,657,342	$48,196,975
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.47%[4]	1.50%	1.56%	1.55%	1.50%	1.58%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.26%[4]	1.39%	1.45%	1.39%	1.24%	1.41%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.47%[4]	1.50%	1.56%	1.55%	1.50%	1.58%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.26%[4]	1.39%	1.45%	1.39%	1.24%	1.41%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	(0.25)%[4]	(0.16)%	(0.25)%	(0.29)%	0.00%	(0.32)%
After expense reimbursement (recapture) and securities lending credit	(0.04)%[4]	(0.05)%	(0.14)%	(0.13)%	0.26%	(0.15)%
Portfolio turnover rate	23.67[3]	26.54%	39.01%	32.87%	42.22%	146.02%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.537	$9.100	$9.759	$8.380	$7.74	$8.75
Income from investment operations:
Net investment income[1]	0.081	0.222	0.194	0.243	0.15	0.13
Net realized and unrealized gains (losses) on investments	1.729	(1.610)	(0.680)	1.305	0.65	(0.91)

Total from investment operations	1.810	(1.388)	(0.486)	1.548	0.80	(0.78)

Less distributions:
Dividends from net investment income	—	(0.175)	(0.173)	(0.169)	(0.16)	(0.23)

Total distributions	—	(0.175)	(0.173)	(0.169)	(0.16)	(0.23)

Net asset value, end of period	$9.347	$7.537	$9.100	$9.759	$8.38	$7.74

Total return	24.01%[5]	(15.69)%	(4.79)%	18.49%[3]	10.48%	(9.00)%
Supplemental data and ratios:
Net assets, end of period	$161,736	$78,232	$534,233	$822,817	$75,295,608	$52,879,582
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.81%[4]	0.77%	0.80%	0.83%[4]	0.84%	0.95%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.79%[4]	0.79%	0.79%	0.79%[4]	0.79%	0.90%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.81%[4]	0.77%	0.80%	0.83%[4]	0.84%	0.95%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%[4]	0.79%	0.79%	0.79%[4]	0.79%	0.90%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.79%[4]	2.43%	2.04%	3.01%[4]	1.83%	1.54%
After expense reimbursement (recapture) and securities lending credit	1.81%[4]	2.41%	2.05%	3.05%[4]	1.88%	1.59%
Portfolio turnover rate	28.28%[5]	25.52%	59.18%	84.22%	60.68%	114.74%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]

During the year August 3, 2017 through September 5, 2017 there were no Insttutional Shares of the Fund outstanding. Perfomance information provided for the Institutional Shares during that year reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the year August 3, 2017 through September 5, 2017, their annual returns would have been substantially smilar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

[4]	Annualized.
[5]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.303	$8.856	$9.507	$8.260	$7.66	$8.70
Income from investment operations:
Net investment income[1]	0.055	0.142	0.121	0.087	0.11	0.08
Net realized and unrealized gains (losses) on investments	1.672	(1.538)	(0.643)	1.296	0.63	(0.91)

Total from investment operations	1.727	(1.396)	(0.522)	1.383	0.74	(0.83)

Less distributions:
Dividends from net investment income	—	(0.157)	(0.129)	(0.136)	(0.14)	(0.21)

Total distributions	—	(0.157)	(0.129)	(0.136)	(0.14)	(0.21)

Net asset value, end of period	$9.030	$7.303	$8.856	$9.507	$8.26	$7.66

Total return	23.65%[4]	(16.16)%	(5.36)%	16.76%	9.85%	(9.59)%
Supplemental data and ratios:
Net assets, end of period	$125,847,906	$110,561,165	$216,435,566	$212,049,697	$112,737,823	$135,305,242
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.40%[3]	1.36%	1.40%	1.38%	1.42%	1.52%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.38%[3]	1.35%	1.39%	1.39%	1.39%	1.52%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.40%[3]	1.36%	1.40%	1.38%	1.42%	1.52%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.38%[3]	1.35%	1.39%	1.39%	1.39%	1.52%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.27%[3]	1.58%	1.32%	0.95%	1.36%	0.92%
After expense reimbursement (recapture) and securities lending credit	1.29%[3]	1.59%	1.33%	0.94%	1.39%	0.92%
Portfolio turnover rate	28.28%[4]	25.52%	59.18%	84.22%	60.68%	114.74%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Annualized.
[4]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.798	$9.270	$9.131	$9.320	$9.54	$9.69
Income from investment operations:
Net investment income[1]	0.070	0.170	0.176	0.133	0.12	0.12
Net realized and unrealized gains (losses) on investments	0.478	0.490	0.144	(0.098)	(0.11)	(0.03)

Total from investment operations	0.548	0.660	0.320	0.035	0.01	0.09

Less distributions:
Dividends from net investment income	(0.098)	(0.108)	(0.181)	(0.168)	(0.17)	(0.13)
Dividends from net realized gains	—	(0.024)	—	(0.056)	(0.06)	(0.11)

Total distributions	(0.098)	(0.132)	(0.181)	(0.224)	(0.23)	(0.24)

Net asset value, end of period	$10.248	$9.798	$9.270	$9.131	$9.32	$9.54

Total return	5.32%[4]	7.16%	3.57%	0.35%	0.02%	1.01%
Supplemental data and ratios:
Net assets, end of period	$153,299,299	$135,386,961	$132,792,238	$134,255,059	$137,358,236	$209,252,288
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.28%[3]	1.29%	1.34%	1.38%	1.36%	1.31%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.19%[3]	1.19%	1.19%	1.26%	1.29%	1.29%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.28%[3]	1.29%	1.34%	1.38%	1.36%	1.31%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.19%[3]	1.19%	1.19%	1.26%	1.29%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.28%[3]	1.67%	1.80%	1.30%	1.14%	1.22%
After expense reimbursement (recapture) and securities lending credit	1.37%[4]	1.77%	1.95%	1.42%	1.21%	1.24%
Portfolio turnover rate	156.85%[4]	278.67%	239.11%	193.12%	164.81%	157.49%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Annualized.
[4]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.999	$11.191	$11.145	$11.220	$11.62	$11.58
Income from investment operations:
Net investment income[1]	0.140	0.295	0.335	0.321	0.30	0.31
Net realized and unrealized gains (losses) on investments	0.398	(0.164)	0.072	(0.074)	(0.38)	0.06

Total from investment operations	0.538	0.131	0.407	0.247	(0.08)	0.37

Less distributions:
Dividends from net investment income	(0.150)	(0.287)	(0.347)	(0.322)	(0.32)	(0.33)
Dividends from net realized gains	—	(0.036)	(0.014)	—	—	—

Total distributions	(0.150)	(0.323)	(0.361)	(0.322)	(0.32)	(0.33)

Net asset value, end of period	$11.387	$10.999	$11.191	$11.145	$11.22	$11.62

Total return	4.90%[4]	1.16%	3.72%	2.28%	(0.82)%	3.22%
Supplemental data and ratios:
Net assets, end of period	$22,703,017	$22,462,605	$25,310,450	$27,829,032	$30,317,261	$49,084,900
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.52%[3]	1.53%	1.54%	1.48%	1.43%	1.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.29%[3]	1.29%	1.29%	1.29%	1.29%	1.28%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.52%[3]	1.53%	1.54%	1.48%	1.43%	1.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.29%[3]	1.29%	1.29%	1.29%	1.29%	1.28%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.26%[3]	2.34%	2.77%	2.64%	2.43%	2.53%
After expense reimbursement (recapture)	2.49%[3]	2.58%	3.02%	2.83%	2.57%	2.67%
Portfolio turnover rate	14.41%[4]	35.73%	34.57%	56.73%	14.50%	12.47%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Annualized.
[4]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.786	$8.484	$8.835	$9.460	$9.05	$9.53
Income from investment operations:
Net investment income[1]	0.221	0.377	0.437	0.427	0.46	0.36
Net realized and unrealized gains (losses) on investments	-0.651	(0.654)	(0.213)	(0.250)	0.30	(0.76)

Total from investment operations	(0.430)	(0.277)	0.224	0.177	0.76	(0.40)

Less distributions:
Dividends from net investment income	(0.278)	(0.421)	(0.575)	(0.802)	(0.35)	(0.08)

Total distributions	(0.278)	(0.421)	(0.575)	(0.802)	(0.35)	(0.08)

Net asset value, end of period	$7.078	$7.786	$8.484	$8.835	$9.46	$9.05

Total return	(5.96)%[3]	(3.30)%	2.65%	1.81%	8.77%	(4.22)%
Supplemental data and ratios:
Net assets, end of period	$136	$452,046	$376,752	$354,392	$9,316,917	$8,572,900
Ratio of expenses to average net assets
Before expense reimbursement (recapture) including interest expense[2]	1.16%[4]	1.31%	1.33%	1.34%	1.21%	1.13%
After expense reimbursement (recapture) including interest expense[2]	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.99%
Before expense reimbursement (recapture) excluding interest expense	1.16%[4]	1.31%	1.33%	1.34%	1.21%	1.13%
After expense reimbursement (recapture) excluding interest expense	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.99%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	5.40%[4]	4.14%	4.63%	4.16%	4.78%	3.71%
After expense reimbursement (recapture)	5.61%[4]	4.50%	5.01%	4.55%	5.04%	3.85%
Portfolio turnover rate	27.58%[3]	71.24%	24.46%	33.85%	33.77%	41.12%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.759	$8.458	$8.932	$9.560	$9.05	$9.55
Income from investment operations:
Net investment income[1]	0.096	0.326	0.371	0.391	0.40	0.30
Net realized and unrealized gains (losses) on investments	0.052	(0.652)	(0.322)	(0.259)	0.32	(0.72)

Total from investment operations	0.148	(0.326)	0.049	0.132	0.72	(0.42)

Less distributions:
Dividends from net investment income	(0.254)	(0.373)	(0.523)	(0.760)	(0.21)	(0.08)

Total distributions	(0.254)	(0.373)	(0.523)	(0.760)	(0.21)	(0.08)

Net asset value, end of period	$7.653	$7.759	$8.458	$8.932	$9.56	$9.05

Total return	1.72%[3]	(3.89)%	0.64%	1.29%	8.20%	(4.44)%
Supplemental data and ratios:
Net assets, end of period	$39,811,971	$40,304,655	$50,858,136	$54,554,489	$57,384,791	$78,168,300
Ratio of expenses to average net assets
Before expense reimbursement (recapture) including interest expense[2]	1.70%[4]	1.89%	1.90%	1.90%	1.78%	1.68%
After expense reimbursement (recapture) including interest expense[2]	1.55%[4]	1.55%	1.55%	1.55%	1.55%	1.55%
Before expense reimbursement (recapture) excluding interest expense	1.70%[4]	1.89%	1.90%	1.90%	1.78%	1.68%
After expense reimbursement (recapture) excluding interest expense	1.55%[4]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.31%[4]	3.56%	3.91%	3.87%	4.17%	3.08%
After expense reimbursement (recapture)	2.46%[4]	3.90%	4.26%	4.22%	4.40%	3.21%
Portfolio turnover rate	27.58%[3]	71.24%	24.46%	33.85%	33.77%	41.12%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019		Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.139	$11.553	$11.534		$11.340	$10.46	$11.65
Income from investment operations:
Net investment income[1]	0.061	0.199	0.227		0.236	0.19	0.20
Net realized and unrealized gains (losses) on investments	3.120	(1.407)	(0.003	) [5]	1.466	1.20	(1.02)

Total from investment operations	3.181	(1.208)	0.224		1.702	1.39	(0.82)

Less distributions:
Dividends from net investment income	—	(0.206)	(0.193)		(0.210)	(0.20)	(0.16)
Dividends from net realized gains	—	—	(0.012)		(1.298)	(0.31)	(0.21)

Total distributions	—	(0.206)	(0.205)		(1.508)	(0.51)	(0.37)

Net asset value, end of period	$13.320	$10.139	$11.553		$11.534	$11.34	$10.46

Total return	31.37%[6]	(10.82)%	2.22%		14.90%	13.54%	(7.11)%
Supplemental data and ratios:
Net assets, end of period	$5,008,229	$4,402,611	$5,450,557		$6,646,937	$13,176,782	$10,968,769
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.35%[7]	0.38%	0.40%		0.40%	0.42%	0.43%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.31%[7]	0.33%	0.35%		0.35%	0.32%	0.31%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.35%[7]	0.38%	0.39%		0.40%	0.42%	0.43%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.31%[7]	0.33%	0.34%		0.35%	0.32%	0.31%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.95%[7]	1.60%	1.92%		1.91%	1.64%	1.67%
After expense reimbursement (recapture) and securities lending credit	0.99%[7]	1.65%	1.97%		1.96%	1.74%	1.79%
Portfolio turnover rate	33.92%[6]	37.80%	53.89%		70.47%	42.81%	84.98%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.062	$11.477	$11.458	$11.290	$10.42	$11.62
Income from investment operations:
Net investment income[1]	0.024	0.128	0.160	0.152	0.12	0.13
Net realized and unrealized gains (losses) on investments	3.092	(1.402)	0.003 [5]	1.467	1.20	(1.02)

Total from investment operations	3.116	(1.274)	0.163	1.619	1.32	(0.89)

Less distributions:
Dividends from net investment income	—	(0.141)	(0.132)	(0.153)	(0.14)	(0.10)
Dividends from net realized gains	—	—	(0.012)	(1.298)	(0.31)	(0.21)

Total distributions	—	(0.141)	(0.144)	(1.451)	(0.45)	(0.31)

Net asset value, end of period	$13.178	$10.062	$11.477	$11.458	$11.29	$10.42

Total return	30.97%[6]	(11.35)%	1.61%	14.22%	12.91%	(7.67)%
Supplemental data and ratios:
Net assets, end of period	$892,145,542	$739,949,997	$788,314,442	$611,928,879	$551,141,139	$383,423,651
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.95%[7]	0.97%	1.00%	1.00%	1.01%	1.02%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.91%[7]	0.93%	0.95%	0.95%	0.92%	0.91%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.95%[7]	0.97%	0.99%	0.99%	1.01%	1.02%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.91%[7]	0.93%	0.94%	0.94%	0.92%	0.91%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.35%[7]	1.03%	1.35%	1.22%	0.99%	1.05%
After expense reimbursement (recapture) and securities lending credit	0.39%[7]	1.07%	1.40%	1.27%	1.08%	1.16%
Portfolio turnover rate	33.92%[6]	37.80%	53.89%	70.47%	42.81%	84.98%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.204	$9.677	$9.538	$9.100	$9.51	$11.26
Income from investment operations:
Net investment income[1]	0.130	0.288	0.255	0.204	0.19	0.16
Net realized and unrealized gains (losses) on investments	1.137	(0.491)	0.104	0.442	0.35	(0.89)

Total from investment operations	1.267	(0.203)	0.359	0.646	0.54	(0.73)

Less distributions:
Dividends from net investment income	—	(0.270)	(0.205)	(0.187)	—	(0.14)
Dividends from net realized gains	—	—	(0.015)	(0.021)	(0.95)	(0.88)

Total distributions	—	(0.270)	(0.220)	(0.208)	(0.95)	(1.02)

Net asset value, end of period	$10.471	$9.204	$9.677	$9.538	$9.10	$9.51

Total return	13.78%[5]	(2.41)%	3.97%	7.07%	6.09%	(6.65)%
Supplemental data and ratios:
Net assets, end of period	$2,048,073	$1,713,169	$2,268,382	$3,140,896	$4,966,270	$4,220,428
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.37%[6]	0.40%	0.42%	0.44%	0.51%	0.47%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.10%[6]	0.10%	0.10%	0.27%	0.30%	0.37%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.37%[6]	0.40%	0.42%	0.44%	0.51%	0.47%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.10%[6]	0.10%	0.10%	0.27%	0.30%	0.37%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.30%[6]	2.57%	2.35%	1.97%	1.78%	1.39%
After expense reimbursement (recapture) and securities lending credit	2.57%[6]	2.87%	2.67%	2.14%	1.99%	1.49%
Portfolio turnover rate	31.91%[5]	58.96%	69.19%	30.27%	44.43%	130.77%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.137	$9.617	$9.482	$9.060	$9.53	$11.29
Income from investment operations:
Net investment income[1]	0.099	0.226	0.196	0.143	0.12	0.09
Net realized and unrealized gains (losses) on investments	1.128	(0.490)	0.107	0.438	0.36	(0.89)

Total from investment operations	1.227	(0.264)	0.303	0.581	0.48	(0.80)

Less distributions:
Dividends from net investment income	—	(0.216)	(0.153)	(0.138)	—	(0.08)
Dividends from net realized gains	—	—	(0.015)	(0.021)	(0.95)	(0.88)

Total distributions	—	(0.216)	(0.168)	(0.159)	(0.95)	(0.96)

Net asset value, end of period	$10.364	$9.137	$9.617	$9.482	$9.06	$9.53

Total return	13.43%[5]	(2.99)%	3.35%	6.39%	5.44%	(7.18)%
Supplemental data and ratios:
Net assets, end of period	$405,980,344	$314,935,864	$337,130,990	$268,079,977	$110,985,447	$51,768,546
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.96%[6]	0.99%	1.02%	1.03%	1.10%	1.05%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.70%[6]	0.70%	0.70%	0.83%	0.89%	0.99%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.96%[6]	0.99%	1.02%	1.03%	1.10%	1.05%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.70%[6]	0.70%	0.70%	0.83%	0.89%	0.99%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.71%[6]	1.98%	1.75%	1.31%	1.10%	0.79%
After expense reimbursement (recapture) and securities lending credit	1.97%[6]	2.27%	2.07%	1.51%	1.31%	0.85%
Portfolio turnover rate	31.91%[5]	58.96%	69.19%	30.27%	44.43%	130.77%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.019	$10.962	$10.950	$10.250	$9.38	$10.34
Income from investment operations:
Net investment income[1]	0.027	0.129	0.138	0.142	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.807	(0.517)	0.408	1.078	0.81	(0.97)

Total from investment operations	0.834	(0.388)	0.546	1.220	0.99	(0.84)

Less distributions:
Dividends from net investment income	—	(0.108)	(0.128)	(0.393)	(0.12)	(0.02)
Dividends from net realized gains	—	(0.447)	(0.406)	(0.127)	—	(0.10)

Total distributions	—	(0.555)	(0.534)	(0.520)	(0.12)	(0.12)

Net asset value, end of period	$10.853	$10.019	$10.962	$10.950	$10.25	$9.38

Total return	8.32%[5]	(4.27)%	5.59%	11.83%	10.63%	(8.18)%
Supplemental data and ratios:
Net assets, end of period	$1,895,947	$1,553,075	$1,506,030	$1,681,043	$3,767,220	$5,005,303
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.47%[6]	0.50%	0.51%	0.52%	0.53%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.45%[6]	0.46%	0.43%	0.45%	0.40%	0.41%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.47%[6]	0.50%	0.51%	0.52%	0.53%	0.51%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.45%[6]	0.46%	0.43%	0.45%	0.40%	0.41%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.48%[6]	1.10%	1.15%	1.25%	1.69%	1.20%
After expense reimbursement (recapture) and securities lending credit	0.50%[6]	1.14%	1.23%	1.32%	1.82%	1.30%
Portfolio turnover rate	287.34%[5]	500.28%	336.60%	369.57%	336.50%	348.05%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.960	$10.919	$10.907	$10.150	$9.32	$10.32
Income from investment operations:
Net investment income (loss)[1]	(0.005)	0.061	0.074	0.082	0.11	0.07
Net realized and unrealized gains (losses) on investments	0.802	(0.515)	0.410	1.054	0.82	(0.97)

Total from investment operations	0.797	(0.454)	0.484	1.136	0.93	(0.90)

Less distributions:
Dividends from net investment income	—	(0.058)	(0.066)	(0.252)	(0.10)	— *
Dividends from net realized gains	—	(0.447)	(0.406)	(0.127)	—	(0.10)

Total distributions	—	(0.505)	(0.472)	(0.379)	(0.10)	(0.10)

Net asset value, end of period	$10.757	$9.960	$10.919	$10.907	$10.15	$9.32

Total return	8.00%[5]	(4.83)%	4.96%	11.14%	10.05%	(8.74)%
Supplemental data and ratios:
Net assets, end of period	$419,116,990	$323,199,482	$341,839,666	$271,460,164	$304,159,564	$393,657,458
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.07%[6]	1.10%	1.11%	1.11%	1.12%	1.11%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.04%[6]	1.06%	1.03%	1.03%	1.00%	1.01%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.07%[6]	1.10%	1.11%	1.11%	1.12%	1.11%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.04%[6]	1.06%	1.03%	1.03%	1.00%	1.01%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	(0.13)%[6]	0.50%	0.58%	0.69%	1.07%	0.62%
After expense reimbursement (recapture) and securities lending credit	(0.10)%[6]	0.54%	0.66%	0.77%	1.19%	0.72%
Portfolio turnover rate	287.34%[5]	500.28%	336.60%	369.57%	336.50%	348.05%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.
*	Amount represents less than $0.01 per share

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.005	$10.402	$10.335	$10.290	$9.80	$10.02
Income from investment operations:
Net investment income[1]	0.129	0.329	0.346	0.292	0.37	0.26
Net realized and unrealized gains (losses) on investments	0.522	(0.367)	(0.003)[2]	(0.037)	0.52	(0.21)

Total from investment operations	0.651	(0.038)	0.343	0.255	0.89	0.05

Less distributions:
Dividends from net investment income	—	(0.359)	(0.276)	(0.210)	(0.40)	(0.27)

Total distributions	—	(0.359)	(0.276)	(0.210)	(0.40)	(0.27)

Net asset value, end of period	$10.656	$10.005	$10.402	$10.335	$10.29	$9.80

Total return	6.51%[7]	(0.53)%	3.43%	2.47%	9.14%	0.56%
Supplemental data and ratios:
Net assets, end of period	$660,102	$1,133,623	$667,898	$1,343,813	$921,609	$1,107,629
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.50%[6]	0.50%	0.51%	0.53%	0.58%	0.53%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.20%[6]	0.21%	0.20%	0.37%	0.50%	0.39%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.50%[6]	0.49%	0.51%	0.53%	0.58%	0.53%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.20%[6]	0.20%	0.20%	0.37%	0.50%	0.39%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.16%[6]	2.82%	3.04%	2.64%	3.58%	2.49%
After expense reimbursement (recapture) and securities lending credit	2.46%[6]	3.11%	3.35%	2.80%	3.66%	2.63%
Portfolio turnover rate	24.57%[7]	161.00%	146.82%	154.33%	41.66%	200.13%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Annualized.
[7]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.010	$10.402	$10.348	$10.320	$9.81	$10.04
Income from investment operations:
Net investment income[1]	0.096	0.266	0.283	0.231	0.30	0.20
Net realized and unrealized gains (losses) on investments	0.522	(0.368)	(0.001)[5]	(0.036)	0.53	(0.22)

Total from investment operations	0.618	(0.102)	0.282	0.195	0.83	(0.02)

Less distributions:
Dividends from net investment income	—	(0.290)	(0.228)	(0.167)	(0.32)	(0.21)

Total distributions	—	(0.290)	(0.228)	(0.167)	(0.32)	(0.21)

Net asset value, end of period	$10.628	$10.010	$10.402	$10.348	$10.32	$9.81

Total return	6.17%[7]	(1.11)%	2.81%	1.88%	8.54%	(0.19)%
Supplemental data and ratios:
Net assets, end of period	$213,737,288	$391,177,265	$312,866,645	267,250,294	$128,948,108	$145,830,207
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.09%[6]	1.10%	1.11%	1.12%	1.18%	1.13%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.80%[6]	1.81%	0.80%	0.96%	1.10%	0.99%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.09%[6]	1.09%	1.11%	1.12%	1.18%	1.13%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.80%[6]	0.80%	0.80%	0.96%	1.10%	0.99%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.55%[6]	2.22%	2.44%	2.04%	2.91%	1.92%
After expense reimbursement (recapture) and securities lending credit	1.84%[6]	2.51%	2.75%	2.20%	2.99%	2.06%
Portfolio turnover rate	24.57%[7]	161.00%	146.82%	154.33%	41.66%	200.13%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[6]	Annualized.
[7]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Allocation Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.056	$10.660	$10.603	$10.460	$9.94	$10.62
Income from investment operations:
Net investment income[1]	0.139	0.344	0.358	0.287	0.29	0.34
Net realized and unrealized gains (losses) on investments	0.992	(1.632)	0.062	0.137	0.52	(0.61)

Total from investment operations	1.131	(1.288)	0.420	0.424	0.81	(0.27)

Less distributions:
Dividends from net investment income	(0.177)	(0.313)	(0.363)	(0.281)	(0.29)	(0.37)
Dividends from net realized gains	—	(0.003)	—	—	—	(0.04)

Total distributions	(0.177)	(0.316)	(0.363)	(0.281)	(0.29)	(0.41)

Net asset value, end of period	$10.010	$9.056	$10.660	$10.603	$10.46	$9.94

Total return	12.51%[6]	(12.53)%	4.13%	4.05%	8.24%	(2.49)%
Supplemental data and ratios:
Net assets, end of period	$125,361,761	$112,044,753	$132,260,092	$119,091,615	$119,817,129	$106,901,424
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.10%[5]	1.12%	1.15%	1.13%	1.17%	1.17%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.99%[5]	0.92%	0.82%	0.98%	0.97%	0.96%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.10%[5]	1.12%	1.15%	1.13%	1.17%	1.17%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.99%[5]	0.92%	0.82%	0.98%	0.97%	0.96%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.69%[5]	2.99%	3.08%	2.52%	2.66%	3.15%
After expense reimbursement (recapture) and securities lending credit	2.80%[5]	3.19%	3.41%	2.67%	2.86%	3.36%
Portfolio turnover rate	37.98%[6]	85.15%	44.77%	131.23%	61.25%	145.43%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Annualized.
[6]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Institutional
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.368	$9.422	$9.577	$9.670	$9.62	$9.76
Income from investment operations:
Net investment income[1]	0.298	0.391	0.426	0.543	0.24	0.18
Net realized and unrealized gains (losses) on investments	0.788	(0.076)[2]	(0.183)	(0.158)[2]	0.07	(0.11)

Total from investment operations	1.086	0.315	0.243	0.385	0.31	0.07

Less distributions:
Dividends from net investment income	(0.142)	(0.369)	(0.398)	(0.478)	(0.26)	(0.21)

Total distributions	(0.142)	(0.369)	(0.398)	(0.478)	(0.26)	(0.21)

Net asset value, end of period	$10.312	$9.368	$9.422	$9.577	$9.67	$9.62

Total return	11.61%[7]	3.38%	2.58%	3.99%	3.23%	0.70%
Supplemental data and ratios:
Net assets, end of period	$7,131	$34,154	$26,280	$224,505	$52,492	$49,872
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.39%[6]	0.45%	0.56%	0.52%	0.50%	0.44%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.14%[6]	0.15%	0.16%	0.27%	0.37%	0.36%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.39%[6]	0.45%	0.55%	0.52%	0.50%	0.44%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.14%[6]	0.15%	0.15%	0.27%	0.37%	0.36%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	5.76%[6]	3.81%	4.07%	5.27%	2.32%	1.76%
After expense reimbursement (recapture) and securities lending credit	6.01%[6]	4.11%	4.47%	5.52%	2.45%	1.84%
Portfolio turnover rate	154.26%[7]	517.05%	380.48%	232.11%	114.68%	147.81%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Annualized.
[7]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Service
	Period Ended September 30, 2020	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.304	$9.366	$9.525	$9.610	$9.55	$9.77
Income from investment operations:
Net investment income[1]	0.134	0.331	0.361	0.340	0.18	0.14
Net realized and unrealized gains (losses) on investments	0.911	(0.076)[2]	(0.173)	(0.018)[2]	0.08	(0.21)

Total from investment operations	1.045	0.255	0.188	0.322	0.26	(0.07)

Less distributions:
Dividends from net investment income	(0.118)	(0.317)	(0.347)	(0.407)	(0.20)	(0.15)

Total distributions	(0.118)	(0.317)	(0.347)	(0.407)	(0.20)	(0.15)

Net asset value, end of period	$10.231	$9.304	$9.366	$9.525	$9.61	$9.55

Total return	11.25%[7]	2.76%	2.00%	3.35%	2.73%	(0.75)%
Supplemental data and ratios:
Net assets, end of period	$227,745,156	$98,516,379	$59,741,077	$55,246,464	$99,575,144	$114,740,157
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.97%[6]	1.05%	1.15%	1.12%	1.09%	1.04%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.75%[6]	0.75%	0.77%	0.93%	0.91%	0.93%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.97%[6]	1.05%	1.13%	1.12%	1.09%	1.04%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.75%[6]	0.75%	0.75%	0.93%	0.91%	0.93%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.43%[6]	3.20%	3.45%	3.30%	1.72%	1.32%
After expense reimbursement (recapture) and securities lending credit	2.65%[6]	3.50%	3.83%	3.49%	1.90%	1.43%
Portfolio turnover rate	154.26%[7]	517.05%	380.48%	232.21%	114.68%	147.81%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Annualized.
[7]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Institutional
	Period Ended September 30, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	January 19, 2016[1] Through March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.813	$8.067	$8.665	$8.700	$9.75	$10.00
Income from investment operations:
Net investment gain (loss)[2]	(0.037)	0.063	0.081	(0.002)	(0.06)	(0.02)
Net realized and unrealized losses on investments	(0.067)	1.097	(0.679)	(0.033)	(0.83)	(0.23)

Total from investment operations	(0.104)	1.160	(0.598)	(0.035)	(0.89)	(0.25)

Less distributions:
Dividends from net investment income	—	(0.131)	—	—	—	—
Dividends from net realized gains	—	(0.283)	—	—	(0.16)	—

Total distributions	—	(0.414)	—	—	(0.16)	—

Net asset value, end of period	$8.709	$8.813	$8.067	$8.665	$8.70	$9.75

Total return	(1.13)%[3]	14.70%	(6.90)%	(0.40)%	(9.17)%	(2.50)%[3]
Supplemental data and ratios:
Net assets, end of period	$822,367	$1,220,564	$961,919	$1,215,018	$1,478,880	$4,338,706
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[5]	1.20%[4]	1.25%	1.27%	1.38%	1.37%	1.61%[4]
After expense reimbursement (recapture) and fees waived including interest expense[5]	1.30%[4]	1.30%	1.30%	1.34%	1.34%	1.30%[4]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.20%[4]	1.25%	1.27%	1.34%	1.33%	1.61%[4]
After expense reimbursement (recapture) and fees waived excluding interest expense	1.30%[4]	1.30%	1.30%	1.30%	1.30%	1.30%[4]
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	(0.74)%[4]	0.79%	1.03%	(0.07)%	(0.69)%	(1.12)%[4]
After expense reimbursement (recapture) and fees waived	(0.84)%[4]	0.74%	1.00%	(0.03)%	(0.66)%	(0.81)%[4]
Portfolio turnover rate	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%[3]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Net investment loss per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	January 19, 2016[1] Through March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.648	$7.914	$8.551	$8.640	$9.73	$10.00
Income from investment operations:
Net investment gain (loss)[2]	(0.058)	0.011	0.035	(0.050)	(0.11)	(0.03)
Net realized and unrealized losses on investments	(0.067)	1.077	(0.672)	(0.039)	(0.82)	(0.24)

Total from investment operations	(0.125)	1.088	(0.637)	(0.089)	(0.93)	(0.27)

Less distributions:
Dividends from net investment income	—	(0.071)	—	—	—	—
Dividends from net realized gains	—	(0.283)	—	—	(0.16)	—

Total distributions	—	(0.354)	—	—	(0.16)	—

Net asset value, end of period	$8.523	$8.648	$7.914	$8.551	$8.64	$9.73

Total return	(1.41)%[3]	14.03%	(7.45)%	(0.92)%	(9.70)%	(2.70)%[3]
Supplemental data and ratios:
Net assets, end of period	$167,701,673	$221,868,264	$156,397,141	$121,362,278	$81,212,945	$183,020,093
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[5]	1.80%[4]	1.85%	1.87%	1.97%	1.97%	2.20%[4]
After expense reimbursement (recapture) and fees waived including interest expense[5]	1.81%[4]	1.90%	1.90%	1.94%	1.94%	1.90%[4]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.80%[4]	1.85%	1.87%	1.93%	1.93%	2.20%[4]
After expense reimbursement (recapture) and fees waived excluding interest expense	1.81%[4]	1.90%	1.90%	1.90%	1.90%	1.90%[4]
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	(1.35)%[4]	0.18%	0.47%	(0.61)%	(1.27)%	(1.71)%[4]
After expense reimbursement (recapture) and fees waived	(1.36)%[4]	0.13%	0.44%	(0.58)%	(1.24)%	(1.41)%[4]
Portfolio turnover rate	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%[3]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Net investment loss per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Income Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.899	$9.987	$10.000
Income from investment operations:
Net investment income[2]	0.014	0.177	0.153
Net realized and unrealized gains (losses) on investments	0.027	(0.092)	(0.020	) [7]

Total from investment operations	0.041	0.085	0.133

Less distributions:
Dividends from net investment income	(0.015)	(0.173)	(0.144)
Dividends from net realized gains	—	—	(0.002)

Total distributions	(0.015)	(0.173)	(0.146)

Net asset value, end of period	$9.925	$9.899	$9.987

Total return	0.41%[3]	0.85%	1.34%[3]
Supplemental data and ratios:
Net assets, end of period	$10,014,630	$6,724,818	$973,527
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.14%[5]	2.23%	43.40%[5]
After expense reimbursement (recapture) and securities lending credit	0.64%[5]	0.64%	0.64%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	(0.23)%[5]	0.18%	(41.09)%[5]
After expense reimbursement (recapture) and fees waived	0.27%[5]	1.77%	1.67%[5]
Portfolio turnover rate	115.09%[3]	190.99%	388.79%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Income Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.857	$9.892	$10.000
Income from investment operations:
Net investment income[2]	0.080	0.284	0.079
Net realized and unrealized gains (losses) on investments	0.168	(0.048)[7]	0.016[7]

Total from investment operations	0.248	0.236	0.095

Less distributions:
Dividends from net investment income	(0.081)	(0.266)	(0.203)
Dividends from net realized gains	—	(0.005)	—

Total distributions	(0.081)	(0.271)	(0.203)

Net asset value, end of period	$10.024	$9.857	$9.892

Total return	2.52%[3]	2.34%	0.99%[3]
Supplemental data and ratios:
Net assets, end of period	$34,702,138	$32,494,874	$3,619,628
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.94%[5]	1.18%	16.23%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.81%[5]	0.79%	0.79%[5]
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.92%[5]	1.18%	16.23%[5]
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%[5]	0.79%	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	1.47%[5]	2.39%	(14.57)%[5]
After expense reimbursement (recapture) and fees waived	1.60%[5]	2.79%	0.87%[5]
Portfolio turnover rate	159.07%[3]	247.58%	801.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth & Income Fund
	Period Ended September 30, 2020	Year Ended March 31, 2020	April 30, 2018 through March 31, 2019[1]
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.717	$9.772	$10.000
Income from investment operations:
Net investment income[2]	0.067	0.189	0.331
Net realized and unrealized gains (losses) on investments	1.458	(1.094)	(0.320)[7]

Total from investment operations	1.525	(0.905)	0.011

Less distributions:
Dividends from net investment income	(0.063)	(0.146)	(0.239)
Dividends from net realized gains	—	(0.004)	—

Total distributions	(0.063)	(0.150)	(0.239)

Net asset value, end of period	$10.179	$8.717	$9.772

Total return	17.52%[3]	(9.45)%	0.14%[3]
Supplemental data and ratios:
Net assets, end of period	$62,917,982	$33,927,659	$4,519,060
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.94%[5]	1.34%	27.58%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.80%[5]	0.79%	0.79%[5]
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.93%[5]	1.34%	27.58%[5]
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%[5]	0.79%	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	1.23%[5]	1.34%	(23.11)%[5]
After expense reimbursement (recapture) and fees waived	1.37%[5]	1.89%	3.68%[5]
Portfolio turnover rate	16.14%[3]	159.34%	123.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2020

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 6 funds: GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, GuideMark® Core Fixed Income Fund and GuideMark® Tax-Exempt Fixed Income Fund. GPS Funds II is comprised of the following 11 funds: GuideMark® Opportunistic Fixed Income Fund, GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The GuideMark® Opportunistic Fixed Income Fund, GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuideMark® Opportunistic Fixed Income Fund commenced operations on April 1, 2011. The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath® Multi-Asset Income Allocation Fund and GuidePath® Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath® Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and Institutional Shares, except GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund, which are only offered with a single share class. Certain Fund classes were without shares as of the period end; any share activity related to those classes is presented in the Statement of Changes in Net Assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Fund of Funds

The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income

Fund each operate as a “Fund of Funds,” investing primarily (or, in the case of the GuidePath® Tactical Allocation Fund, between 10% and 100% of its assets) in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees (the “Board”).

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts, options and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments.  The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$478,638,105	$—	$—	$478,638,105
Investment Companies	16,244,227	—	—	16,244,227
Real Estate Investment Trusts	9,779,360	—	—	9,779,360
Short Term Investments	1,185,036	—	—	1,185,036
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	36,279,414

Total Investments in Securities	$505,846,728	$—	$—	$542,126,142

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,782,407	$7,459,144	$—	$9,241,551
Consumer Discretionary	10,345,182	5,679,814	—	16,024,996
Consumer Staples	1,281,610	5,603,364	—	6,884,974
Energy	1,235,530	1,943,575	—	3,179,105
Financials	860,655	9,158,913	—	10,019,568
Health Care	352,854	3,685,890	—	4,038,744
Industrials	436,015	2,700,943	—	3,136,958
Information Technology	490,787	16,210,023	—	16,700,810
Materials	1,121,255	3,756,367	—	4,877,622
Real Estate	—	493,737	—	493,737
Utilities	208,771	679,999	—	888,770

Total Common Stocks	18,115,066	57,371,769	—	75,486,835
Investment Companies	7,916,573	—	—	7,916,573
Preferred Stocks
Communication Services	83,205	—	—	83,205
Consumer Discretionary	123,078	—	—	123,078
Consumer Staples	—	408,900	—	408,900
Energy	233,437	—	—	233,437
Financials	570,499	—	—	570,499
Information Technology	—	629,388	—	629,388
Utilities	102,379	—	—	102,379

Total Preferred Stocks	1,112,598	1,038,288	—	2,150,886
Rights	—	—	0	0
Short Term Investments	362,094	—	—	362,094
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	4,666,867

Total Investments in Securities	$27,506,331	$58,410,057	$—	$90,583,255

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2020	$—
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of September 30, 2020	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020.	$—

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$ 64,757,985	$ —	$ 2,233	$ 64,760,218
Investment Companies	2,386,459	—	—	2,386,459
Preferred Stock	24,631	—	—	24,631
Real Estate Investment Trusts	3,552,971	—	—	3,552,971
Short Term Investments	289,930	—	—	289,930
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	10,747,823

Total Investments in Securities	$ 71,011,976	$ —	$ 2,233	$ 81,762,032

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2020	$9,708	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Corporate Actions	—	(359)
Realized gain (loss)	—	359
Change in unrealized appreciation (depreciation)	(7,475)	—
Transfers into/(out of) Level 3	—	—

Balance as of September 30, 2020	$2,233	$—

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020.	$(7,475)	$—

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,545	$6,424,715	$—	$6,523,260
Consumer Discretionary	375,612	15,773,773	—	16,149,385
Consumer Staples	1,685,381	14,884,581	—	16,569,962
Energy	520,097	2,405,346	—	2,925,443
Financials	3,243,813	14,997,812	—	18,241,625
Health Care	544,399	18,726,327	—	19,270,726
Industrials	1,121,092	16,009,614	—	17,130,706
Information Technology	1,573,374	8,729,974	—	10,303,348
Materials	1,593,969	6,589,304	—	8,183,273
Real Estate	—	294,336	—	294,336
Utilities	572,676	3,701,381	—	4,274,057

Total Common Stocks	11,328,958	108,537,163	—	119,866,121

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,528,878	$—	$—	$3,528,878
Participatory Notes	—	35,214	—	35,214
Preferred Stocks	—	634,926	—	634,926
Real Estate Investment Trusts	39,175	674,689	—	713,864
Short Term Investments	358,563	—	—	358,563
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,816,113

Total Investments in Securities	$15,255,574	$109,881,992	$—	$127,953,679

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$7,648,684	$—	$7,648,684
Collateralized Mortgage Obligations	—	22,237,010	—	22,237,010
Corporate Obligations	—	49,197,058	—	49,197,058
Foreign Government Debt Obligations	—	761,778	—	761,778
Mortgage Backed Securities – U.S. Government Agency	—	52,206,760	—	52,206,760
Municipal Debt Obligations	—	3,033,806	—	3,033,806
U.S. Treasury Obligations	—	45,290,080	—	45,290,080

Total Fixed Income	—	180,375,176	—	180,375,176
Purchased Options	—	0	—	—
Short Term Investments	4,889,652	—	—	4,889,652
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	44,102,873

Total Investments in Securities	$4,889,652	$180,375,176	$—	$229,367,701

Other Financial Instruments**
Futures	$12	$—	$—	$12
Options Written	—	114,089	—	114,089
Swaps	—	63,547	—	63,547

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$22,300,195	$—	$22,300,195
Short Term Investments	37,685	—	—	37,685

Total Investments in Securities	$37,685	$22,300,195	$—	$22,337,880

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$0	$0
Fixed Income
Asset Backed Securities	—	454,009	—	454,009
Collateralized Mortgage Obligations	—	7,160,947	—	7,160,947
Corporate Obligations	—	25,630	—	25,630
Foreign Government Obligations	—	8,282,842	—	8,282,842
Mortgage Backed Securities – U.S. Government Agency	—	9,577,311	—	9,577,311
U.S. Treasury Obligations		4,798,654	—	4,798,654

Total Fixed Income	—	30,299,393	—	30,299,393
Short Term Investments	4,252,695	5,531,209	—	9,783,904

Total Investments in Securities	$4,252,695	$35,830,602	$—	$40,083,297

Other Financial Instruments*
Forward Currency Contracts	$—	$(79,514)	$—	$(79,514)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2020	$0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Amortization, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of September 30, 2020	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020.	$—

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$888,035,978	$—	$—	$888,035,978
Short Term Investments	7,564,578	—	—	7,564,578
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	160,801,185

Total Investments in Securities	$895,600,556	$—	$—	$1,056,401,741

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$403,684,151	$—	$—	$403,684,151
Short Term Investments	4,115,628	—	—	4,115,628
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	92,629,933

Total Investments in Securities	$407,799,779	$—	$—	$500,429,712

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$278,948,565	$—	$—	$278,948,565
Real Estate Investment Trusts	3,761,123	—	—	3,761,123
Short Term Investments	136,537,219	—	—	136,537,219
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	8,904,188

Total Investments in Securities	$419,246,907	$—	$—	$428,151,095

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$211,904,040	$—	$—	$211,904,040
Short Term Investments	2,349,634	—	—	2,349,634
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	21,213,308

Total Investments in Securities	$214,253,674	$—	$—	$235,466,982

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$124,050,431	$—	$—	$124,050,431
Short Term Investments	1,466,813	—	—	1,466,813
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	20,483,678

Total Investments in Securities	$125,517,244	$—	$—	$146,000,922

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$224,749,747	$—	$—	$224,749,747
Short Term Investments	3,175,797	—	—	3,175,797
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	28,054,156

Total Investments in Securities	$227,925,544	$—	$—	$255,979,700

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,969,786	$160,308,268	$—	$162,278,054

Total Investments in Securities	$1,969,786	$160,308,268	$—	$162,278,054

Other Financial Instruments*
Futures	$(231,575)	$—	$—	$(231,575)
Forward Currency Contracts	$—	$(465,504)	$—	$(465,504)

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$5,217,476	$—	$—	$5,217,476
Short Term Investments	3,505,838	1,213,242	—	4,719,080

Total Investments in Securities	$8,723,314	$1,213,242	$—	$9,936,556

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$34,162,732	$—	$—	$34,162,732
Short Term Investments	403,183	—	—	403,183
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	4,681,200

Total Investments in Securities	$34,565,915	$—	$—	$39,247,115

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$22,381,638	$—	$—	$22,381,638
Investment Companies	22,347,431	—	—	22,347,431
Short Term Investments	11,212,250	6,570,416	—	17,782,666
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	384,784

Total Investments in Securities	$55,941,319	$6,570,416	$—	$62,896,519

Other Financial Instruments**
Futures	$24,680	$—	$—	$24,680
Options Written	—	(312,803)	—	(312,803)

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

(b)	Consolidation of Subsidiary

The GuidePath® Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath® Managed Futures Strategy Fund. The financial statements of the GuidePath® Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath® Managed Futures Strategy Fund had 3.20% of its total assets invested in the Subsidiary as of September 30, 2020.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

(c)	Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(d)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the fiscal year ended March 31, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2020, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(g)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(h)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(i)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Fund and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(j)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(k)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(l)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities,

foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including options on credit default swaps, U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX, CMBX, IR, and purchased/written options to efficiently manage investment grade credit exposure.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts – Swaps	Appreciation on swap agreements	$8,419	Depreciation on swap agreements	$6,602

Interest Rate Contracts – Swaps	Appreciation on swap agreements	59,358	Depreciation on swap agreements	10,599

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	17,193	Unrealized depreciation on futures contracts**	17,181

Credit Contracts – Options	Investments, at Value	114,089	Options Written, at Value	—
Total		$199,059		$34,382

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2020

Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Written Options	Purchased Options*	Total
Credit Contracts	$—	$(444,944)	$416,218	$—	$(28,726)
Interest Rate Contracts	(40,497)	(1,407,067)	—	—	(1,447,564)

Total	$(40,497)	$(1,852,011)	$416,218	$—	$(1,476,290)

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Written Options	Purchased Options*	Total
Credit Contracts	$—	$102,419	$2,866	$—	$105,285
Interest Rate Contracts	43,882	1,331,044	—	(918)	1,374,008

Total	$43,882	$1,433,463	$2,866	$(918)	$1,479,293

*	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts – Forward Currency Contracts	Appreciation of forward currency contracts	$199,573	Depreciation of forward currency contracts	$279,087
Total		$199,573		$279,087

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2020

Amount of Realized Gain or (Loss) on Derivatives
	Forward Currency Contracts	Swaps	Written Options	Purchased Options*	Total
Foreign Exchange Contracts	$96,955	$—	$—	$—	$96,955

Total	$96,955	$—	$—	$—	$96,955

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts	Swaps	Written Options	Purchased Options	Total
Foreign Exchange Contracts	$(1,036,655)	$—	$—	$—	$(1,036,655)

Total	$(1,036,655)	$—	$—	$—	$(1,036,655)

GuidePath® Managed Futures Strategy Fund

The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2020, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation on futures contracts**	$1,847,606	Unrealized depreciation on futures contracts**	$1,423,779

Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	323,917	Unrealized depreciation on futures contracts**	281,941

Foreign Exchange Contracts – Forward Currency Contracts	Unrealized appreciation on forward currency contracts	240,510	Unrealized depreciation on forward currency contracts	706,014

Foreign Exchange Contracts – Futures*	Unrealized appreciation on futures contracts**	10,089	Unrealized depreciation on futures contracts**	929,327

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	829,854	Unrealized depreciation on futures contracts**	607,994
Total		$3,251,976		$3,949,055

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2020

Amount of Realized Gain (Loss) on Derivatives
	Forward Currency Contracts	Futures Contracts	Total
Commodity Contracts	$—	$(38,401)	$(38,401)
Equity Contracts	—	4,258,393	4,258,393
Foreign Exchange Contracts	1,012,775	(289,916)	722,859
Interest Rate Contracts	—	7,683,844	7,683,844

Total	$1,012,775	$11,613,920	$12,626,695

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts	Futures Contracts	Total
Commodity Contracts	$—	$(2,613,898)	$(2,613,898)
Equity Contracts	—	516,513	516,513
Foreign Exchange Contracts	(2,038,199)	(1,511,293)	(3,549,492)
Interest Rate Contracts	—	(4,797,707)	(4,797,707)

Total	$(2,038,199)	$(8,406,385)	$(10,444,584)

GuidePath® Growth and Income Fund

During the period, the Fund used equity derivatives including S&P 500 Index futures and S&P 500 Index and exchange trade funds (“ETFs”) options, for both hedging and investment purposes, primarily risk management, and the pursuit of excess premium opportunities. The Fund used futures contracts during the period primarily to manage portfolio risk (volatility). The Fund wrote collateralized put options in an attempt to generate returns through receiving the option premiums; together with investments in fixed income instruments, it intended to lower the volatility relative to as if the Fund held the S&P 500 index.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	$24,680	Unrealized depreciation on futures contracts**	$—

Equity Contracts – Options	Investments, at Value	—	Options Written, at Value	312,803
Total		$24,680		$312,803

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2020

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Written Options
Equity Contracts	$(1,318,357)	$1,741,345

Total	$(1,318,357)	$1,741,345

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Written Options
Equity Contracts	$14,973	$64,247

Total	$14,973	$64,247

Volume Disclosures

The average monthly value outstanding of purchased and written options during the period ended September 30, 2020 were as follows:

	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Purchased Options	$203	$—	$—	$—
Written Options	$(77,898)	$—	$—	$(223,861)

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

The average monthly notional amount outstanding of futures, forwards and swaps during the period ended September 30, 2020 were as follows:

Long Positions	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Futures	$10,954,435	$—	$1,611,463,302	$—
Forwards	$—	$10,389,019	$69,423,940	$—
Swaps	$15,445,714	$—	$—	$—

Short Positions	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Futures	$(7,226,868)	$—	$(299,828,198)	$(5,365,029)
Forwards	$—	$(7,309,660)	$(60,806,200)	$—

Cross Currency	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Forwards	$—	$10,713,548	$—	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Offsetting Assets and Liabilities

GuideMark® Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of September 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Credit Suisse	$30,461	$(1,422)	$29,039	$—	$—	$29,039
Purchased Options*
Bank of America	0	—	0	—	—	0
Swaps
Morgan Stanley	67,777	—	67,777	(17,201)	—	50,576

	$98,238	$(1,422)	$96,816	$(17,201)	$—	$79,615

*	Included in investments, at value as reported on the Statement of Assets and Liabilities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures
Credit Suisse	$1,422	$(1,422)	$—	$—	$—	$—
Options Written
Morgan Stanley	114,089	—	114,089	—	—	114,089
Swaps
Morgan Stanley	17,201	—	17,201	(17,201)	—	—

	$132,712	$(1,422)	$131,290	$(17,201)	$—	$114,089

GuideMark® Opportunistic Fixed Income Fund

The Fund attempts to reduce its exposure to counterparty credit risk on over-the counter (“OTC”) derivatives, whenever possible, by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with certain counterparties. These agreements typically contain various provisions, including but not limited to, collateral requirements and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. The Fund is required to deposit financial collateral in the form of cash and/or securities at the clearing brokers and counterparties to continually meet the original and maintenance requirement established by the clearing brokers and counterparties. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

The table below, as of September 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward Currency Contracts
BNP Paribas	$14,184	$—	$14,184	$—	$—	$14,184
Citibank	76,299	—	76,299	(71,385)	—	4,914
Deutsche Bank	6,451	—	6,451	(6,451)	—	—
Goldman Sachs	2,893	—	2,893	(2,893)	—	—
HSBC	57,052	—	57,052	(57,052)	—	—
JP Morgan Chase	42,308	—	42,308	(20,592)	(21,716)	—
UBS	386	—	386	(386)	—	—

	$199,573	$—	$199,573	$(158,759)	$(21,716)	$19,098

*	Included in investments at value as reported on the Statement of Assets and Liabilities

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward Currency Contracts
Citibank	$71,385	$—	$71,385	$(71,385)	$—	$—
Deutsche Bank	85,561	—	85,561	(6,451)	(79,110)	—
Goldman Sachs	12,620	—	12,620	(2,893)	—	9,727
HSBC	88,048	—	88,048	(57,052)	(30,000)	996
JP Morgan Chase	20,592	—	20,592	(20,592)	—	—
UBS	881	—	881	(386)	—	495

	$279,087	$—	$279,087	$(158,759)	$(109,110)	$11,218

GuidePath® Managed Futures Strategy Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of September 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward
NatWest	$240,510	$—	$240,510	$(240,510)	$—	$—
Futures*
Goldman Sachs	3,011,466	—	3,011,466	(3,011,466)	—	—

	$3,011,466	$—	$3,011,466	$(3,251,976)	$—	$—

Liabilities				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward
NatWest	$706,014	$—	$706,014	$(240,510)	$(465,504)	$—
Futures*
Goldman Sachs	3,243,041	—	3,243,041	(3,011,466)	(231,575)	—

	$3,243,041	$—	$3,243,041	$—	$(231,575)	$—

*	Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts – variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

GuidePath® Growth and Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of September 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
NatWest	$24,680	$—	$24,680	$—	$—	$24,680

	$24,680	$—	$24,680	$—	$—	$24,680

*	Included in investments, at value as reported on the Statement of Assets and Liabilities.

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Options Written
NatWest	$312,803	$—	$312,803	$—	$—	$312,803

	$312,803	$—	$312,803	$—	$—	$312,803

(m)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(n) Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

(o)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(p)	Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(q)	Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(r)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(s)	Trustee Compensation

Effective April 1, 2020, for the services performed as Trustees of the consolidated Board of GPS Funds I, GPS Funds II, and Savos Investments Trust, which currently consists of one fund, the Independent Trustees receive a retainer fee of $87,500 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,000 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(t)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMark® Emerging Markets Fund, who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(u)	Participatory Notes (“participation notes”)

Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of September 30, 2020.

4.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

AssetMark also receives an advisory fee of 1.05% for the GuideMark Managed Futures Strategy Cayman Fund Ltd., all of which is being waived by AssetMark. AssetMark also provides certain administrative services to the shares of the Conservative Income Fund, Income Fund and Growth and Income Fund, and to the Service Shares of the remaining Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the applicable class of shares of each Fund. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the applicable class of shares of each Fund; including the transfer agent and custodian.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.

Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2021, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Class	Institutional Class	Single Class
Large Cap Core Fund	1.24%	0.64%	—
Emerging Markets Fund	1.65%	1.05%	—
Small/Mid Cap Core Fund	1.45%	0.85%	—
World ex-US Fund	1.39%	0.79%	—
Core Fixed Income Fund	1.19%	0.59%	—
Tax-Exempt Fixed Income Fund	1.29%	0.69%	—
Opportunistic Fixed Income Fund	1.55%	0.95%	—
Growth Allocation Fund	1.00%	0.40%	—
Conservative Allocation Fund	0.70%	0.10%	—
Tactical Allocation Fund	1.10%	0.50%	—
Absolute Return Allocation Fund	0.80%	0.20%	—
Multi-Asset Income Allocation Fund	1.10%	0.50%	—
Flexible Income Allocation Fund	0.75%	0.15%	—
Managed Futures Strategy Fund	1.90%	1.30%	—
Conservative Income Fund	—	—	0.64%
Income Fund	—	—	0.79%
Growth and Income Fund	—	—	0.79%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of September 30, 2020, Large Cap Core Fund, Small/Mid Cap Core Fund, Growth Allocation Fund, Tactical Allocation Fund, Multi-Asset Income Allocation Fund and Managed Futures Strategy Fund Service Shares have recouped all potential recoverable waived fees or reimbursed expenses.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived fees and/or reimbursed expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2021	Year of Expiration 03/31/2022	Year of Expiration 03/31/2023	Year of Expiration 03/31/2024
Emerging Markets Fund	$—	$—	$66,679	$154
World ex-US Fund	4,462	43	3	3,818
Core Fixed Income Fund	140,476	187,844	132,507	59,134
Tax-Exempt Fixed Income Fund	53,567	64,590	60,079	26,004
Opportunistic Fixed Income Fund	197,437	192,137	171,719	39,629
Conservative Allocation Fund	123,290	461,910	778,668	347,060
Absolute Return Allocation Fund	152,010	735,890	847,340	415,728
Flexible Income Allocation Fund	14,666	67,053	205,738	116,838
Managed Futures Strategy Fund	17	115	52	24
Conservative Income Fund	—	55,574	70,018	23,014
Income Fund	—	58,315	74,536	18,384
Growth and Income Fund	—	56,091	124,031	36,412

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

5.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, as applicable, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds’ Service Shares. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided to facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. AssetMark BrokerageTM, LLC (“Distributor”), an affiliate of the Advisor, serves as the Funds principal underwriter and distributor.

The Funds did not pay any commissions or other compensation, other than 12b-1 fees, to the Distributor during the Funds’ most recent fiscal period ended September 30, 2020.

6.	Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Savos Investments Trust, which is also managed by AssetMark, is also party to the same LoC agreement. The LoC was renewed August 1, 2020 and will mature, unless renewed, on July 31, 2021. Borrowing under the LoC is limited to the lesser of 20% of the gross market value of a Fund, 20% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 3.25% at September 30, 2020. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

During the period April 1, 2020 to September 30, 2020, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Large Cap Core Fund	$57,798	3.25%	$4,172,000
Emerging Markets Fund	14,776	3.25%	1,176,000
Small/Mid Cap Core Fund	10,541	3.25%	871,000
World ex-US Fund	75,787	3.25%	9,777,000
Core Fixed Income Fund	—	—	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	1,601	3.25%	293,000
Growth Allocation Fund	490,929	3.25%	51,145,000
Conservative Allocation Fund	101,770	3.25%	18,115,000
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	1,082,022	3.25%	63,211,000
Multi-Asset Income Allocation Fund	49,295	3.25%	5,661,000
Flexible Income Allocation Fund	570,131	3.25%	29,886,000
Managed Futures Strategy Fund	—	—	—
Conservative Income Fund	—	—	—
Income Fund	141,071	3.25%	6,454,000
Growth and Income Fund	2,536	3.25%	122,000

7.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

During the period ended September 30, 2020, the Funds (excluding the Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Managed Futures Strategy Fund and Conservative Income Fund) had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$36,279,414
Emerging Markets Fund	4,666,867
Small/Mid Cap Core Fund	10,747,823
World ex-US Fund	2,816,113
Core Fixed Income Fund	44,102,873
Tax-Exempt Fixed Income Fund*	—
Opportunistic Fixed Income Fund*	—
Growth Allocation Fund	160,801,185
Conservative Allocation Fund	92,629,933
Tactical Allocation Fund	8,904,188
Absolute Return Allocation Fund	21,213,308
Multi-Asset Income Allocation Fund	20,483,678
Flexible Income Allocation Fund	28,054,156
Managed Futures Strategy Fund	—
Conservative Income Fund	—
Income Fund	4,681,200
Growth & Income Fund	384,784

Amounts related to agreements not included in offsetting disclosure in footnote 3 (Offsetting Assets and Liabilities).	$435,765,522

*	Not eligible to participate in securities lending.

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2020 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$149,438,447	$85,133,458
Emerging Markets Fund	29,358,012	24,766,536
Small/Mid Cap Core Fund	15,393,103	15,972,338
World ex-US Fund	33,664,816	43,103,776
Core Fixed Income Fund*	240,914,264	245,383,067
Tax-Exempt Fixed Income Fund	3,239,589	5,076,856
Opportunistic Fixed Income Fund**	7,997,143	8,658,198
Growth Allocation Fund	271,027,354	321,208,449
Conservative Allocation Fund	164,074,126	109,626,750
Tactical Allocation Fund	902,672,376	867,726,806
Absolute Return Allocation Fund	71,892,801	267,625,104
Multi-Asset Income Allocation Fund	46,712,125	43,539,316
Flexible Income Allocation Fund	365,502,416	249,979,612
Managed Futures Strategy Fund	—	—
Conservative Income Fund	8,165,841	6,206,723
Income Fund	50,329,380	48,312,311
Growth and Income Fund	25,183,154	6,279,728

*	Included in these amounts were $222,559,134 of purchases and $214,494,035 of sales of U.S. Government Securities.
**	Included in these amounts were $3,579,370 of purchases and $5,388,954 of sales of U.S. Government Securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

9.	Transactions with Affiliates

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended September 30, 2020. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2020	Purchases	Sales	Realized Gain (Loss)

ProShares Investment Grade-Interest Rate Hedged ETF	$ 29,836,379	$3,243,625	$ 20,774,210	$755,457

	$ 29,836,379	$3,243,625	$ 20,774,210	$755,457

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of September 30, 2020	Share Balance as of September 30, 2020

ProShares Investment Grade-Interest Rate Hedged ETF	$ 1,867,291	$363,899	$ 14,928,542	208,820

	$ 1,867,291	$363,899	$ 14,928,542	208,820

The GuidePath® Multi-Asset Income Allocation Fund owned 5% or more of the voting securities of the following company during the period ended September 30, 2020. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2020	Purchases	Sales	Realized Gain (Loss)

Global X US Preferred ETF*	$ 4,252,378	$983,881	$ 1,077,412	$(48,355)

	$ 4,252,378	$983,881	$ 1,077,412	$(48,355)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of September 30, 2020	Share Balance as of September 30, 2020

Global X US Preferred ETF*	$ 583,014	$124,295	$ 4,693,506	189,560

	$ 583,014	$124,295	$ 4,693,506	189,560

*Issuer	was no longer an affiliate as of September 30, 2020.

10.	Covid-19 Pandemic

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

11.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

12.	New Accounting Pronouncements

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management is currently evaluating implications of these changes on the financial statements.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

These differences are primarily due to foreign currency, Passive Foreign Investment Companies, capital loss carryforwards, CFC income reversal, net operating loss lost, Partnerships, debt modifications and paydown reclassifications. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distrubutable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$463	$(463)
Emerging Markets Fund	60,343	(60,343)
Small/Mid Cap Core Fund	45,901	(45,901)
World ex-US Fund	4	(4)
Core Fixed Income Fund	16	(16)
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	1,789	(1,789)
Growth Allocation Fund	417	(417)
Conservative Allocation Fund	(83,474)	83,474
Tactical Allocation Fund	(42)	42
Absolute Return Allocation Fund	(8,143)	8,143
Multi-Asset Income Allocation Fund	59	(59)
Flexible Income Allocation Fund	303	(303)
Managed Futures Strategy Fund	4,102,853	(4,102,853)
Conservative Income Fund	18	(18)
Income Fund	—	—
Growth and Income Fund	—	—

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$4,279,873	$2,132,503	$—
Emerging Markets Fund	479,613	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	2,998,080	1,307,719	—
Core Fixed Income Fund	—	—	(1,215,605)
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	13,406,605	8,411,636	—
Growth Allocation Fund	1,788,501	—	—
Conservative Allocation Fund	691,182	—	(5,466,483)
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	5,785,855	4,370,636	(198,515)
Multi-Asset Income Allocation Fund	—	—	(591,247)
Flexible Income Allocation Fund	1,417,518	7,857,209	(913,650)
Managed Futures Strategy Fund	—	—	(10,712,577)
Conservative Income Fund	100,387	—
Income Fund	1,889,437	—
Growth and Income Fund	1,178,671	—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

Additionally, at March 31, 2020, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	356,958	—
Small/Mid Cap Core Fund	5,190	438,451
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—	—
Tactical Allocation Fund	—	7,065,536
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	10,895,219
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	1,001,138	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The character of distributions for tax purposes paid during the fiscal periods ended March 31, 2020 and March 31, 2019 are as follows:

	Period Ended March 31, 2020
	Ordinary Income Distributions		Long-Term Capital Gain Distributions
Large Cap Core Fund	$460,107		$4,125,368
Emerging Markets Fund	1,489,554		—
Small/Mid Cap Core Fund	23,201		963,221
World ex-US Fund	2,542,292		—
Core Fixed Income Fund	1,893,282		—
Tax-Exempt Fixed Income Fund	619,833	*	71,166
Opportunistic Fixed Income Fund	2,241,473		—
Growth Allocation Fund	10,455,186		—
Conservative Allocation Fund	8,126,703		—
Tactical Allocation Fund	3,986,966		12,464,579
Absolute Return Allocation Fund	8,313,720		—
Multi-Asset Income Allocation Fund	3,881,432		40,325
Flexible Income Allocation Fund	2,894,134		—
Managed Futures Strategy Fund	2,629,756		4,547,812
Conservative Income Fund	81,578		—
Income Fund	589,175		688
Growth and Income Fund	394,397		—

*	Contains $610,917 of tax-exempt income for period ended March 31, 2020.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

	Year Ended March 31, 2019
	Ordinary Income Distributions		Long-Term Capital Gain Distributions
Large Cap Core Fund	$3,453,165		$2,174,962
Emerging Markets Fund	6,612,553		4,662,846
Small/Mid Cap Core Fund	—		3,364,649
World ex-US Fund	2,697,943		—
Core Fixed Income Fund	2,660,751		—
Tax-Exempt Fixed Income Fund	807,310	*	31,215
Opportunistic Fixed Income Fund	3,116,585		—
Growth Allocation Fund	9,592,301		41,521
Conservative Allocation Fund	5,144,892		503,292
Tactical Allocation Fund	12,448,559		1,209,576
Absolute Return Allocation Fund	8,705,187		—
Multi-Asset Income Allocation Fund	4,391,358		—
Flexible Income Allocation Fund	2,016,221		—
Managed Futures Strategy Fund	—		—
Conservative Income Fund	1,400		—
Income Fund	3,522		—
Growth and Income Fund	5,095		—

*	Contains $802,230 of tax-exempt income for year ended March 31, 2019.

At March 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
Cost of Portfolio*	$334,702,516	$65,890,288	$64,937,026	$118,432,426	$157,505,800	$22,612,830

Gross Unrealized Appreciation	$83,854,280	$12,359,500	$11,375,419	$16,329,354	$9,127,975	$1,113,466
Gross Unrealized Depreciation	(50,043,629)	(12,720,634)	(14,127,617)	(22,855,258)	(1,609,994)	(265,820)

Net Unrealized Appreciation/(Depreciation)	33,810,651	(361,134)	(2,752,198)	(6,525,904)	7,517,981	847,646

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	2,006,712	—	—	2,716,002	368,880	38,371
Undistributed Long-Term Cap Gains	—	—	—	—	—	133,787

Total Distributable Earnings	2,006,712	—	—	2,716,002	368,880	172,158

Other Accumulated Gains/(Losses)	(6,412,376)	(836,571)	(443,641)	(4,305,799)	—	—

Total Distributable Earnings/(Loss)	29,404,987	(1,197,705)	(3,195,839)	(8,115,701)	7,886,861	1,019,804

*	Portfolio includes investments and derivative contracts

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$45,637,856	$888,964,477	$414,379,984	$415,359,438	$434,304,774	$132,541,071

Gross Unrealized Appreciation	$2,482,783	$43,726,179	$13,446,252	$692,220	$8,176,365	$1,545,445
Gross Unrealized Depreciation	(8,041,875)	(52,037,504)	(24,060,959)	(19,625,548)	(13,335,187)	(9,507,610)

Net Unrealized Appreciation/(Depreciation)	(5,559,092)	(8,311,325)	(10,614,707)	(18,933,328)	(5,158,822)	(7,962,165)

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	1,244,210	267,454	1,658,544	—	1,340,309	506,003
Undistributed Long-Term Cap Gains	—	—	—	18,171,501	—	—

Total Distributable Earnings	1,244,210	267,454	1,658,544	18,171,501	1,340,309	506,003

Other Accumulated Gains/(Losses)	(21,834,858)	(1,802,892)	(705,573)	(7,079,927)	(10,170,882)	(10,895,219)

Total Distributable Earnings/(Loss)	(26,149,740)	(9,846,763)	(9,661,736)	(7,841,754)	(13,989,395)	(18,351,381)

*	Portfolio includes investments and derivative contracts

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2020

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$100,283,981	$220,919,824	$6,558,294	$30,940,036	$38,443,733

Gross Unrealized Appreciation	$310,591	$1,170,934	$24,572	$1,079,003	$224,382
Gross Unrealized Depreciation	(2,488,411)	(315,753)	—	(5,776)	(3,723,125)

Net Unrealized Appreciation/(Depreciation)	(2,177,820)	855,181	24,572	1,073,227	(3,498,743)

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—
Undistributed Ordinary Income	43,032	—	389	2,302	62,891
Undistributed Long-Term Cap Gains	—	4,051,633	—	—	—

Total Distributable Earnings	43,032	4,051,633	389	2,302	62,891

Other Accumulated Gains/(Losses)	(9,274,727)	243,402	(100,387)	(1,889,437)	(1,178,671)

Total Distributable Earnings/(Loss)	(11,409,515)	5,150,216	(75,426)	(813,908)	(4,614,523)

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

*	Portfolio includes investments and derivative contracts

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION

September 30, 2020

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year 2020 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	1.17%	100.00%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.64%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Tax-Exempt Fixed Income Fund	0.00%	0.00%
Opportunistic Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	49.49%	100.00%
Conservative Allocation Fund	16.87%	41.24%
Tactical Allocation Fund	34.74%	61.34%
Absolute Return Allocation Fund	0.04%	2.64%
Multi-Asset Income Allocation Fund	32.22%	50.73%
Flexible Income Allocation Fund	0.25%	0.54%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Growth and Income Fund	0.00%	0.33%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$274,121	$0.0287	94.05%
World ex-US Fund	435,026	0.0449	96.70%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2020

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	18	Trustee, Savos Investments Trust (2015-present); Director, New England Bancorp (2006-2016);

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and agency), CitiStreet Equities LLC (broker- GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	18	Trustee, Savos Investments Trust (2015-present);

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	18	Trustee, Savos Investments Trust (2015-present); Director, Blue Calypso, Inc. (2015-present); Director, Cambria ETF Series Trust (2013-present); Director, Merriman Holdings, Inc. (financial services) (2003-2016);
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2008	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-present); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage™, LLC (2013-present).	18	Trustee, Savos Investments Trust (2014-present); Chairperson, AssetMark Trust Co. (2008-present);

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2020

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year Term since 2014	Vice President and Treasurer, GPS Funds I, GPS Funds II, and Savos (May 2014-present); Director of Mutual Fund Operations and Finance, AssetMark (February 2016-present); Manager of Fund Administration, AssetMark (May 2014-February 2016); Senior Fund Administration Officer, AssetMark (2008-May 2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Secretary	Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014- present), Savos (2009-2010 and May 2014-present) Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trusts as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trusts serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

GuideMark® Funds

GuidePath® Funds

GUIDEMARK® FUNDS & GUIDEPATH® FUNDS

GuideMark® Large Cap Core Fund

GuideMark® Emerging Markets Fund

GuideMark® Small/Mid Cap Core Fund

GuideMark® World ex-US Fund

GuideMark® Core Fixed Income Fund

GuideMark® Tax-Exempt Fixed Income Fund

GuideMark® Opportunistic Fixed Income Fund

GuidePath® Growth Allocation Fund

GuidePath® Conservative Allocation Fund

GuidePath® Tactical Allocation Fund

GuidePath® Absolute Return Allocation Fund

GuidePath® Multi-Asset Income Allocation Fund

GuidePath® Flexible Income Allocation Fund

GuidePath® Managed Futures Strategy Fund

GuidePath® Conservative Income Fund

GuidePath® Income Fund

GuidePath® Growth and Income Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St.

Suite 830

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

AssetMark BrokerageTM, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

Semi-Annual Report

September 30, 2020

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-

2

15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	03/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	03/30/2021

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young, Principal Financial Officer/Treasurer/Vice President

Date	03/30/2021

4